                                                   Filed Pursuant to Rule 497(e)
                                                              File No. 333-62695
                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

The Alger American Fund:
  Alger American Growth Portfolio, Alger American Small Capitalization
  Portfolio

Federated Insurance Series:
  Federated American Leaders Fund II, Federated High Income Bond Fund II, Federated Utility Fund II

Fidelity Variable Insurance Products Fund (VIP):
  VIP Equity-Income Portfolio, VIP Growth Portfolio, VIP Overseas Portfolio

Fidelity Variable Insurance Products Fund II (VIP II):
  VIP II Asset Manager Portfolio, VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III):
  VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio

GE Investments Funds, Inc.:
  Income Fund, International Equity Fund, Mid-Cap Value Equity Fund (formerly known as Value Equity Fund), Money Market Fund, Premier Growth Equity Fund, Real Estate Securities Fund, S&P 500(R) Index Fund, Total Return Fund, U.S. Equity Fund

Goldman Sachs Variable Insurance Trust (VIT):
  Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Value Fund (formerly Mid Cap Equity Fund)

Janus Aspen Series:
  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Flexible Income Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

Oppenheimer Variable Account Funds:
  Oppenheimer Aggressive Growth Fund/VA, Oppenheimer Bond Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer High Income Fund/VA, Oppenheimer Multiple Strategies Fund/VA

Salomon Brothers Variable Series Funds Inc:
  Salomon Investors Fund, Salomon Strategic Bond Fund, Salomon Total Return
  Fund

  Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Funds you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated        , concerning
Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

  The date of this Prospectus is        .

Table of Contents

Definitions.................................................................   1


Expense Table...............................................................   3


Synopsis....................................................................  12


Investment Results..........................................................  16


Financial Statements........................................................  17


GE Life and Annuity Assurance Company.......................................  18


Account 4...................................................................  19


The Guarantee Account.......................................................  29


Charges and Other Deductions................................................  31


The Policy..................................................................  36


Transfers...................................................................  40


Surrenders..................................................................  44


The Death Benefit...........................................................  46


Income Payments.............................................................  52


Federal Tax Matters.........................................................  56


Voting Rights...............................................................  64


Requesting Payments.........................................................  65


Distribution of the Policies................................................  66


Additional Information......................................................  67


Condensed Financial Information.............................................  69


Appendix....................................................................  70


Table of Contents for Statement of Additional Information

This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table


This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:

 The maximum surrender charge (as a percentage of each premium payment surrendered/withdrawn) ................................................ 8.00%

 Transfer Charge (for each transfer after the first in a calendar month)/1/ .............................................................  $10

 We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

Annual Expenses (as a percentage of Account Value):

 Mortality and Expense Risk Charge....................................... 1.30%

 Administrative Expense Charge...........................................  .25%
                                                                          ----
 Total Annual Expenses................................................... 1.55%

Other Annual Expenses:

 Annual Policy Maintenance Charge/2/ .................................... $ 25

 Guaranteed Minimum Death Benefit Charge ("GMDB") (as a percentage of average benefit amount)/3/ ............................................  .35%

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.
 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.
 /3/If the Elective Guaranteed Minimum Death Benefit applies. (This may be referred to as the "Six Percent EstateProtector" in our marketing materials.)

Portfolio Annual Expenses

PORTFOLIO ANNUAL EXPENSES

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):

                                    Management               Other
                                   Fees (after          Expenses (after  Total
                                   fee waivers   12b-1   reimbursement   Annual
Portfolio                         as applicable) Fees   as applicable)  Expenses
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Small
  Capitalization Portfolio             0.85%     0.00%       0.05%        0.90%
 Alger American Growth Portfolio       0.75      0.00        0.04         0.79
Federated Insurance Series
 Federated American Leaders Fund
  II                                   0.75      0.00        0.13         0.88
 Federated High Income Bond Fund
  II                                   0.60      0.00        0.19         0.79
 Federated Utility Fund II             0.75      0.00        0.19         0.94
Fidelity Variable Insurance
 Products Fund (VIP)*/1/
 VIP Equity-Income Portfolio           0.48      0.00        0.09         0.57
 VIP Growth Portfolio                  0.58      0.00        0.08         0.66
 VIP Overseas Portfolio                0.73      0.00        0.18         0.91
Fidelity Variable Insurance
 Products Fund II (VIP II)*/2/
 VIP II Asset Manager Portfolio        0.53      0.00        0.10         0.63
 VIP II Contrafund Portfolio           0.58      0.00        0.09         0.67
Fidelity Variable Insurance
 Products Fund III (VIP III)*/3/
 VIP III Growth & Income
  Portfolio                            0.48      0.00        0.12         0.60
 VIP III Growth Opportunities
  Portfolio                            0.58      0.00        0.11         0.69
GE Investments Funds, Inc./4/
 Income Fund                           0.50      0.00        0.07         0.57
 International Equity Fund             1.00      0.00        0.08         1.08
 Mid-Cap Value Equity Fund
  (formerly known as Value
  Equity Fund)                         0.65      0.00        0.06         0.71
 Money Market Fund                     0.24      0.00        0.06         0.30
 Premier Growth Equity Fund            0.65      0.00        0.03         0.68
 Real Estate Securities Fund           0.85      0.00        0.09         0.94
 S&P 500 Index Fund                    0.35      0.00        0.04         0.39
 Total Return Fund                     0.50      0.00        0.06         0.56
 U.S. Equity Fund                      0.55      0.00        0.06         0.61
Goldman Sachs Variable Insurance
 Trust/5/
 Goldman-Sachs Growth and Income
  Fund                                 0.75      0.00        0.25         1.00
 Goldman-Sachs Mid Cap Value
  Fund (formerly known as Mid
  Cap Equity Fund)                     0.80      0.00        0.25         1.05
Janus Aspen Series/6/
 Aggressive Growth Portfolio --
   Institutional Shares                0.65      0.00        0.02         0.67
 Balanced Portfolio --
   Institutional Shares                0.65      0.00        0.02         0.67
 Capital Appreciation
  Portfolio -- Institutional
  Shares                               0.65      0.00        0.04         0.69
 Flexible Income Portfolio --
   Institutional Shares                0.65      0.00        0.07         0.72
 Global Life Sciences
  Portfolio -- Service Shares          0.65      0.25        0.19         1.09
 Global Technology Portfolio --
   Service Shares                      0.65      0.25        0.13         1.03
 Growth Portfolio --
   Institutional Shares                0.65      0.00        0.02         0.67
 International Growth
  Portfolio -- Institutional
  Shares                               0.65      0.00        0.11         0.76
 Worldwide Growth Portfolio --
   Institutional Shares                0.65      0.00        0.05         0.70
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive Growth
  Fund/VA                              0.66      0.00        0.01         0.67
 Oppenheimer Bond Fund/VA              0.72      0.00        0.01         0.73
 Oppenheimer Capital
  Appreciation Fund/VA                 0.68      0.00        0.02         0.70
 Oppenheimer High Income Fund/VA       0.74      0.00        0.01         0.75
 Oppenheimer Multiple Strategies
  Fund/VA                              0.72      0.00        0.01         0.73

                               Management               Other
                              Fees (after          Expenses (after  Total
                              fee waivers   12b-1   reimbursement   Annual
Portfolio                    as applicable) Fees   as applicable)  Expenses
---------------------------------------------------------------------------
Salomon Brothers Variable
 Series Funds Inc/7/
 Salomon Investors Fund           0.70%     0.00%       0.28%        0.98%
 Salomon Strategic Bond Fund      0.80      0.00        0.20         1.00
 Salomon Total Return Fund        0.75      0.00        0.25         1.00

* The fees and expenses reported for the Variable Insurance Products Fund
  (VIP), Variable Insurance Products Fund II (VIP II) and Variable Insurance Products Fund III (VIP III) are prior to any fee waiver and/or reimbursement as applicable.
/1/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund during 1999 for the VIP Equity-Income Portfolio would have been total annual expenses of .56%, consisting of .48% management fees and .08% other expenses; for VIP Overseas Portfolio total annual expenses of .87%, consisting of .73% management fees and .14% other expenses; for VIP Growth Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.
/2/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund II during 1999 for VIP II Asset Manager Portfolio would have been total annual expenses of .62%, consisting of .53% management fees and .09% other expenses; for VIP II Contrafund Portfolio total annual expenses of .65%, consisting of .58% management fees and .07% other expenses.
/3/A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, certain funds, or FMR on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. With reimbursements, the expenses of the portfolios of the Variable Insurance Products Fund III during 1999 for VIP III Growth & Income Portfolio would have been total annual expenses of .59%, consisting of .48% management fees and .11% other expenses; for VIP III Growth Opportunities Portfolio total annual expenses of .68%, consisting of .58% management fees and .10% other expenses.
/4/GE Asset Management Incorporated ("GEAM") has voluntarily agreed to waive a portion of its management fee for the Money Market Fund. Absent this waiver, the total annual expenses of the Fund would have been 0.50%, consisting of 0.44% in management fees and 0.06% in other expenses. Also, GEAM voluntarily limited other expenses for the GE Premier Growth Equity Fund for the period from May 1, 1999 through April 30, 2000, which limitation was discontinued effective May 1, 2000. Absent that expense limitation, the total annual expenses of the Fund would have been 0.72%, consisting of 0.65% in management fees and 0.07% in other expenses.
/5/Goldman Sachs Asset Management has voluntarily agreed to reimburse or limit certain other expenses (excluding Management fees, taxes, interest, brokerage fees, litigation, indemnification and other extraordinary expenses) to the extent such expenses exceed 0.25% of each Fund's respective average daily net assets. The investment advisor may modify or discontinue any of the limitations. Absent certain fee waivers and reimbursements, the expenses during 1999 for Growth and Income Fund would have been total annual expenses of 1.22% consisting of .75% management fees and .47% other expenses; for Mid Cap Value Fund and total annual expenses of 1.22%, consisting of .80% management fees and .42% other expenses.
/6/Janus Aspen Series expenses (except for Global Technology and Global Life
   Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth, Balanced, and Income Portfolios. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those Portfolios expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.

   The 12b-1 fee deducted for the Janus Aspen Series (Service Shares) covers certain distribution and shareholder support services provided by the companies selling variable contracts investing in the Janus Aspen Series portfolios. The 12b-1 fee assessed against the Janus Aspen Series (Service Shares) held for the Policies will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.
/7/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of Salomon Brothers Variable Series Fund Inc during 1999 for Investors Fund would have been total annual expenses of 1.15%, consisting of .70% management fees and .45% other expenses; for Strategic Bond Fund total annual expenses of 1.48%, consisting of .75% management fees and .73% other expenses; for Total Return Fund total annual expenses of 1.65%, consisting of .80% management fees and .85% other fees.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume that a full 4% Bonus Credit applies (if a lower Bonus Credit applied, or if no Bonus Credit applied, the numbers shown would be lower). The Janus Global Life Sciences Portfolio and Global Technology Portfolio did not exist as of December 31, 1999; therefore the expenses for these Portfolios are based on the estimated expenses that the Portfolios expect to incur in their initial fiscal year. The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due). To the extent that the examples reflect a charge for the elective Guaranteed Minimum Death Benefit Rider, the examples assume that the maximum charge (.35% of the average benefit amount) applies.

                                     * * *

EXAMPLES: An Owner would pay the following expense on a $1,000 investment, assuming a 4% up-front bonus and a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (excluding the GMDB rider):

1. If you surrender* your Policy at the end of the applicable period:

Investment                                             Without GMDB Rider
--------------------------------------------------------------------------------
Subdivision Investing In:                        1 Year 3 Years 5 Years 10 Years
Alger American Fund
 Alger American Growth Portfolio                  97.21 141.61  179.77   288.24
 Alger American Small Capitalization Portfolio    98.33 145.01  185.45   299.55
Federated Insurance Series
 Federated American Leaders Fund II               98.13 144.39  184.42   297.51
 Federated High Income Bond Fund II               97.21 141.61  179.77   288.24
 Federated Utility Fund II                        98.74 146.25  187.51   303.63
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                      94.96 134.75  168.29   265.21
 VIP Growth Portfolio                             95.89 137.56  173.00   274.70
 VIP Overseas Portfolio                           98.44 145.32  185.97   300.58
Fidelity Variable Insurance Products Funds (VIP
 II)
 VIP II Asset Manager Portfolio                   95.58 136.63  171.43   271.55
 VIP II Contrafund Portfolio                      95.99 137.87  173.52   275.75
Fidelity Variable Insurance Products Funds (VIP
 III)
 VIP III Growth & Income Portfolio                95.27 135.69  169.86   268.38
 VIP III Growth Opportunities Portfolio           96.19 138.50  174.57   277.84
GE Investments Funds, Inc.
 Income Fund                                      94.96 134.75  168.29   265.21
 International Equity Fund                       100.17 150.57  194.69   317.78
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                    96.40 139.12  175.61   279.93
 Money Market Fund                                92.20 126.28  154.03   236.19
 Premier Growth Equity Fund                       96.09 138.18  174.05   276.79
 Real Estate Securities Fund                      98.74 146.25  187.51   303.63
 S & P 500 Index Fund                             93.12 129.11  158.81   245.96
 Total Return Fund                                94.86 134.44  167.77   264.15
 U.S. Equity Fund                                 95.37 136.00  170.39   269.44
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund             99.35 148.10  190.60   309.72
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)                   99.86 149.64  193.16   314.76
Janus Aspen Series
 Aggressive Growth Portfolio                      95.99 137.87  173.52   275.75
 Balanced Portfolio                               95.99 137.87  173.52   275.75
 Capital Appreciation Portfolio                   96.19 138.50  174.57   277.84
 Flexible Income Portfolio                        96.50 139.43  176.13   280.97
 Global Life Sciences Portfolio                  100.27 150.87  195.20   318.78
 Global Technology Portfolio                      99.66 149.03  192.14   312.75
 Growth Portfolio                                 95.99 137.87  173.52   275.75
 International Growth Portfolio                   96.91 140.67  178.21   285.13
 Worldwide Growth Portfolio                       96.29 138.81  175.09   278.89
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA            95.99 137.87  173.52   275.75
 Oppenheimer Bond Fund/VA                         96.60 139.74  176.65   282.01
 Oppenheimer Capital Appreciation Fund/VA         96.29 138.81  175.09   278.89
 Oppenheimer High Income Fund/VA                  96.80 140.36  177.69   284.10
 Oppenheimer Multiple Strategies Fund/VA          96.60 139.74  176.65   282.01
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                           99.15 147.49  189.57   307.70
 Salomon Strategic Bond Fund                      99.35 148.10  190.60   309.72
 Salomon Total Return Fund                        99.35 148.10  190.60   309.72

*  surrender includes annuitization over a period of less than 5 years

2. If you annuitize at the end of the applicable period, or do not surrender*:

                                                     Without GMDB Rider
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio               25.21   78.61  134.77   288.24
 Alger American Small Capitalization Portfolio 26.33   82.01  140.45   299.55
Federated Insurance Series
 Federated American Leaders Fund II            26.13   81.39  139.42   297.51
 Federated High Income Bond Fund II            25.21   78.61  134.77   288.24
 Federated Utility Fund II                     26.74   83.25  142.51   303.63
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                   22.96   71.75  123.29   265.21
 VIP Growth Portfolio                          23.89   74.56  128.00   274.70
 VIP Overseas Portfolio                        26.44   82.32  140.97   300.58
Fidelity Variable Insurance Products Funds
 (VIP II)
 VIP II Asset Manager Portfolio                23.58   73.63  126.43   271.55
 VIP II Contrafund Portfolio                   23.99   74.87  128.52   275.75
Fidelity Variable Insurance Products Funds
 (VIP III)
 VIP III Growth & Income Portfolio             23.27   72.69  124.86   268.38
 VIP III Growth Opportunities Portfolio        24.19   75.50  129.57   277.84
GE Investments Funds, Inc.
 Income Fund                                   22.96   71.75  123.29   265.21
 International Equity Fund                     28.17   87.57  149.69   317.78
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                 24.40   76.12  130.61   279.93
 Money Market Fund                             20.20   63.28  109.03   236.19
 Premier Growth Equity Fund                    24.09   75.18  129.05   276.79
 Real Estate Securities Fund                   26.74   83.25  142.51   303.63
 S & P 500 Index Fund                          21.12   66.11  113.81   245.96
 Total Return Fund                             22.86   71.44  122.77   264.15
 U.S. Equity Fund                              23.37   73.00  125.39   269.44
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund          27.35   85.10  145.60   309.72
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)                27.86   86.64  148.16   314.76
Janus Aspen Series
 Aggressive Growth Portfolio                   23.99   74.87  128.52   275.75
 Balanced Portfolio                            23.99   74.87  128.52   275.75
 Capital Appreciation Portfolio                24.19   75.50  129.57   277.84
 Flexible Income Portfolio                     24.50   76.43  131.13   280.97
 Global Life Sciences Portfolio                28.27   87.87  150.20   318.78
 Global Technology Portfolio                   27.66   86.03  147.14   312.75
 Growth Portfolio                              23.99   74.87  128.52   275.75
 International Growth Portfolio                24.91   77.67  133.21   285.13
 Worldwide Growth Portfolio                    24.29   75.81  130.09   278.89
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA         23.99   74.87  128.52   275.75
 Oppenheimer Bond Fund/VA                      24.60   76.74  131.65   282.01
 Oppenheimer Capital Appreciation Fund/VA      24.29   75.81  130.09   278.89
 Oppenheimer High Income Fund/VA               24.80   77.36  132.69   284.10
 Oppenheimer Multiple Strategies Fund/VA       24.60   76.74  131.65   282.01
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                        27.15   84.49  144.57   307.70
 Salomon Strategic Bond Fund                   27.35   85.10  145.60   309.72
 Salomon Total Return Fund                     27.35   85.10  145.60   309.72

* surrender includes annuitization over a period of less than 5 years

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 4% up-front bonus and a 5% annual return on assets and the charges and expenses reflected in the Expense Table above (including the GMDB rider):

3.  If you surrender* your Policy at the end of the applicable period:

                                                       With GMDB Rider
Investment Subdivision Investing In:           1 Year 3 Years 5 Years 10 Years
------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio               100.77 152.67  198.87   330.14
 Alger American Small Capitalization Portfolio 101.89 156.06  204.51   341.21
Federated Insurance Series
 Federated American Leaders Fund II            101.69 155.44  203.48   339.21
 Federated High Income Bond Fund II            100.77 152.67  198.87   330.14
 Federated Utility Fund II                     102.30 157.29  206.55   345.21
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                    98.53 145.85  187.50   307.58
 VIP Growth Portfolio                           99.45 148.65  192.17   316.87
 VIP Overseas Portfolio                        102.00 156.36  205.02   342.21
Fidelity Variable Insurance Products Funds
 (VIP II)
 VIP II Asset Manager Portfolio                 99.14 147.72  190.62   313.79
 VIP II Contrafund Portfolio                    99.55 148.96  192.69   317.90
Fidelity Variable Insurance Products Funds
 (VIP III)
 VIP III Growth & Income Portfolio              98.84 146.78  189.06   310.69
 VIP III Growth Opportunities Portfolio         99.70 149.05  192.21   313.23
GE Investments Funds, Inc.
 Income Fund                                    98.53 145.85  187.50   307.58
 International Equity Fund                     103.72 161.58  213.66   359.05
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                  99.96 150.19  194.75   322.00
 Money Market Fund                              95.77 137.43  173.37   279.15
 Premier Growth Equity Fund                     99.65 149.27  193.20   318.93
 Real Estate Securities Fund                   102.30 157.29  206.55   345.21
 S & P 500 Index Fund                           96.69 140.24  178.11   288.72
 Total Return Fund                              98.43 145.54  186.98   306.54
 U.S. Equity Fund                               98.94 147.09  189.58   311.72
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund          102.91 159.13  209.60   351.17
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)                103.42 160.66  212.14   356.11
Janus Aspen Series
 Aggressive Growth Portfolio                    99.55 148.96  192.69   317.90
 Balanced Portfolio                             99.55 148.96  192.69   317.90
 Capital Appreciation Portfolio                 99.75 149.58  193.72   319.95
 Flexible Income Portfolio                     100.06 150.50  195.27   323.02
 Global Life Sciences Portfolio                103.83 161.89  214.16   360.03
 Global Technology Portfolio                   103.22 160.05  211.12   354.13
 Growth Portfolio                               99.55 148.96  192.69   317.90
 International Growth Portfolio                100.47 151.74  197.33   327.09
 Worldwide Growth Portfolio                     99.86 149.88  194.24   320.98
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA          99.55 148.96  192.69   317.90
 Oppenheimer Bond Fund/VA                      100.16 150.81  195.78   324.04
 Oppenheimer Capital Appreciation Fund/VA       99.86 149.88  194.24   320.98
 Oppenheimer High Income Fund/VA               100.37 151.43  196.81   326.08
 Oppenheimer Multiple Strategies Fund/VA       100.16 150.81  195.78   324.04
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                        102.71 158.52  208.58   349.19
 Salomon Strategic Bond Fund                   102.91 159.13  209.60   351.17
 Salomon Total Return Fund                     102.91 159.13  209.60   351.17

*surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

Investment                                               With GMDB Rider
Subdivision Investing In:                        1 Year 3 Years 5 Years 10 Years
--------------------------------------------------------------------------------
Alger American Fund
 Alger American Growth Portfolio                 28.77   89.67  153.87   330.14
 Alger American Small Capitalization Portfolio   29.89   93.06  159.51   341.21
Federated Insurance Series
 Federated American Leaders Fund II              29.69   92.44  158.48   339.21
 Federated High Income Bond Fund II              28.77   89.67  153.87   330.14
 Federated Utility Fund II                       30.30   94.29  161.55   345.21
Fidelity Variable Insurance Products Funds
 (VIP)
 VIP Equity-Income Portfolio                     26.53   82.85  142.50   307.58
 VIP Growth Portfolio                            27.45   85.65  147.17   316.87
 VIP Overseas Portfolio                          30.00   93.36  160.02   342.21
Fidelity Variable Insurance Products Funds (VIP
 II)
 VIP II Asset Manager Portfolio                  27.14   84.72  145.62   313.79
 VIP II Contrafund Portfolio                     27.55   85.96  147.69   317.90
Fidelity Variable Insurance Products Funds (VIP
 III)
 VIP III Growth & Income Portfolio               26.84   83.78  144.06   310.69
 VIP III Growth Opportunities Portfolio          27.70   86.05  147.21   313.23
GE Investments Funds, Inc.
 Income Fund                                     26.53   82.85  142.50   307.58
 International Equity Fund                       31.72   98.58  168.66   359.05
 Mid-Cap Value Equity Fund (formerly Value
  Equity Fund)                                   27.96   87.19  149.75   322.00
 Money Market Fund                               23.77   74.43  128.37   279.15
 Premier Growth Equity Fund                      27.65   86.27  148.20   318.93
 Real Estate Securities Fund                     30.30   94.29  161.55   345.21
 S & P 500 Index Fund                            24.69   77.24  133.11   288.72
 Total Return Fund                               26.43   82.54  141.98   306.54
 U.S. Equity Fund                                26.94   84.09  144.58   311.72
Goldman Sachs Fund
 Goldman Sachs Growth and Income Fund            30.91   96.13  164.60   351.17
 Goldman Sachs Mid Cap Value Fund (formerly
  known as Mid Cap Equity Fund)                  31.42   97.66  167.14   356.11
Janus Aspen Series
 Aggressive Growth Portfolio                     27.55   85.96  147.69   317.90
 Balanced Portfolio                              27.55   85.96  147.69   317.90
 Capital Appreciation Portfolio                  27.75   86.58  148.72   319.95
 Flexible Income Portfolio                       28.06   87.50  150.27   323.02
 Global Life Sciences Portfolio                  31.83   98.89  169.16   360.03
 Global Technology Portfolio                     31.22   97.05  166.12   354.13
 Growth Portfolio                                27.55   85.96  147.69   317.90
 International Growth Portfolio                  28.47   88.74  152.33   327.09
 Worldwide Growth Portfolio                      27.86   86.88  149.24   320.98
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA           27.55   85.96  147.69   317.90
 Oppenheimer Bond Fund/VA                        28.16   87.81  150.78   324.04
 Oppenheimer Capital Appreciation Fund/VA        27.86   86.88  149.24   320.98
 Oppenheimer High Income Fund/VA                 28.37   88.43  151.81   326.08
 Oppenheimer Multiple Strategies Fund/VA         28.16   87.81  150.78   324.04
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                          30.71   95.52  163.58   349.19
 Salomon Strategic Bond Fund                     30.91   96.13  164.60   351.17
 Salomon Total Return Fund                       30.91   96.13  164.60   351.17

* surrender includes annuitization over a period of less than 5 years

OTHER POLICIES

We offer other variable annuity policies which also may invest in many of the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 40 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 10 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 --
 Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4, including that portion of the account attributable to your premium payments. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments -- Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge. Total returns do not reflect the optional GMDB charge. They also do not reflect premium taxes. See the Appendix for further information.

Financial Statements

The 1999 financial statements of GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity contracts. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Contracts and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 40 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 40 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 40 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                            Adviser (and Sub-
                                                               Adviser, as
Investment Subdivision           Investment Objective          applicable)
-----------------------------------------------------------------------------
THE ALGER AMERICAN FUND

Alger American Growth       Seeks long-term capital        Fred Alger
Portfolio                   appreciation by focusing on    Management, Inc.
                            growing companies that
                            generally have broad product
                            lines, markets, financial
                            resources and depth of
                            management. Under normal
                            circumstances, the portfolio
                            invests primarily in the
                            equity securities of large
                            companies. The portfolio
                            considers a large company to
                            have a market capitalization
                            of $1 billion or greater.
-----------------------------------------------------------------------------
Alger American Small        Seeks long-term capital        Fred Alger
Capitalization Portfolio    appreciation by focusing on    Management, Inc.
                            small, fast-growing companies
                            that offer innovative
                            products, services or
                            technologies to a rapidly
                            expanding marketplace. Under
                            normal circumstances, the
                            portfolio invests primarily in
                            the equity securities of small
                            capitalization companies. A
                            small capitalization company
                            is one that has a market
                            capitalization within the
                            range of the Russell 2000
                            Growth Index or the S&P(R)
                            Small Cap 600 Index.
-----------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated American          Seeks long-term growth of      Federated
Leaders Fund II             capital with a secondary       Investment
                            objective of providing income. Management Company
                            Seeks to achieve its objective
                            by investing, under normal
                            circumstances, at least 65% of
                            its total assets in common
                            stock of "blue chip"
                            companies.
-----------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
Federated High Income      Seeks high current income by   Federated
Bond Fund II               investing primarily in a       Investment
                           diversified portfolio of       Management Company
                           professionally managed fixed-
                           income securities. The fixed
                           income securities in which the
                           fund intends to invest are
                           lower-rated corporate debt
                           obligations, commonly referred
                           to as "junk bonds". The risks
                           of these securities and their
                           high yield potential are
                           described in the prospectus
                           for the Federated Insurance
                           Series, which should be read
                           carefully before investing.
-----------------------------------------------------------------------------
Federated Utility Fund II  Seeks high current income and  Federated moderate capital appreciation  Investment
                           by investing primarily in      Management Company
                           equity and debt securities of
                           utility companies.
-----------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS
FUND (VIP)

VIP Equity-Income          Seeks reasonable income and    Fidelity Management
Portfolio                  will consider the potential    & Research Company;
                           for capital appreciation. The  (beginning January
                           fund also seeks a yield, which 1, 2001, FMR Co.,
                           exceeds the composite yield on Inc. will
                           the securities comprising the  subadvise.)
                           S&P 500 by investing primarily
                           in income-producing equity
                           securities and by investing in
                           domestic and foreign issuers.
-----------------------------------------------------------------------------
VIP Growth Portfolio       Seeks capital appreciation by  Fidelity Management
                           investing primarily in common  & Research Company;
                           stocks of companies believed   (beginning January
                           to have above-average growth   1, 2001, FMR Co.,
                           potential.                     Inc. will
                                                          subadvise.)
-----------------------------------------------------------------------------
VIP Overseas Portfolio     Seeks long-term growth of      Fidelity Management
                           capital by investing at least  Research Company
                           65% of total assets in foreign (subadvised by
                           securities, primarily in       Fidelity Management
                           common stocks.                 & Research (U.K.)
                                                          Inc., Fidelity
                                                          Management &
                                                          Research (Far East)
                                                          Inc., Fidelity
                                                          International
                                                          Investments
                                                          Advisors, Fidelity
                                                          International
                                                          Investment Advisors
                                                          (U.K.) Limited and
                                                          Fidelity
                                                          Investments Japan
                                                          Limited; beginning
                                                          January 1, 2001,
                                                          FMR Co., Inc. will
                                                          subadvise)
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision            Investment Objective          applicable)
-------------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

VIP II Asset Manager         Seeks high total return with   Fidelity Management
Portfolio                    reduced riskover the long-term & Research Company
                             by allocating assets among     (subadvised by
                             stocks, bonds and short-term   Fidelity Management
                             and money market instruments.  & Research (U.K.)
                                                            Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc., Fidelity
                                                            Investments Japan
                                                            Limited and
                                                            Fidelity
                                                            Investments Money
                                                            Management, Inc;
                                                            beginning January
                                                            1, 2001, FMR Co.,
                                                            Inc. will
                                                            subadvise)
-------------------------------------------------------------------------------
VIP II Contrafund            Seeks long-term capital        Fidelity Management
Portfolio                    appreciation by investing      & Research Company
                             mainly in common stocks and in (subadvised by
                             securities of companies whose  Fidelity Management
                             value is believed to have not  & Research (U.K.)
                             been fully recognized by the   Inc., Fidelity
                             public. This fund invests in   Management &
                             domestic and foreign issuers.  Research (Far East)
                             This fund also invests in      Inc. and Fidelity
                             "growth" stocks, "value"       Investments Japan
                             stocks, or both.               Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise)
-------------------------------------------------------------------------------
Fidelity Variable Insurance
Products Fund III

VIP III Growth & Income      Seeks high total return        Fidelity Management
Portfolio                    through a combination of       & Research Company
                             current income and capital     (subadvised by
                             appreciation by investing a    Fidelity Management
                             majority of assets in common   & Research (U.K.)
                             stocks with a focus on those   Inc., Fidelity
                             that pay current dividends and Management &
                             show potential for capital     Research (Far East)
                             appreciation.                  Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise)
-------------------------------------------------------------------------------
VIP III Growth               Seeks to provide capital       Fidelity Management
Opportunities Portfolio      growth by investing primarily  & Research Company
                             in common stock and other      (subadvised by
                             types of securities, including Fidelity Management
                             bonds, which may be lower-     & Research (U.K.)
                             quality debt securities.       Inc., Fidelity
                                                            Management &
                                                            Research (Far East)
                                                            Inc. and Fidelity
                                                            Investments Japan
                                                            Limited; beginning
                                                            January 1, 2001,
                                                            FMR Co., Inc. will
                                                            subadvise)
-------------------------------------------------------------------------------
GE INVESTMENT FUNDS, INC.

Income Fund                  Objective of providing maximum GE Asset Management
                             income consistent with prudent Incorporated
                             investment management and
                             preservation of capital by
                             investing primarily in income-
                             bearing debt securities and
                             other income bearing
                             instruments.
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
-----------------------------------------------------------------------------
International Equity Fund  Objective of providing long-   GE Asset Management
                           term growth of capital by      Incorporated
                           investing primarily in foreign
                           equity and equity-related
                           securities which the adviser
                           believes have long-term
                           potential for capital growth.
-----------------------------------------------------------------------------
Mid-Cap Value Equity Fund  Objective of providing long    GE Asset Management
(formerly Value Equity     term growth of capital by      Incorporated
Fund)                      investing primarily in common  (Subadvised by NWQ
                           stock and other equity         Investment
                           securities of companies that   Management Company)
                           the investment adviser
                           believes are undervalued by
                           the marketplace at the time of
                           purchase and that offer the
                           potential for above-average
                           growth of capital. Although
                           the current portfolio reflects
                           investments primarily within
                           the mid cap range, the fund is
                           not restricted to investments
                           within any particular
                           capitalization and may in the
                           future invest a majority of
                           its assets in another
                           capitalization range.
-----------------------------------------------------------------------------
Money Market Fund          Objective of providing highest GE Asset Management
                           level of current income as is  Incorporated
                           consistent with high liquidity
                           and safety of principal by
                           investing in various types of
                           good quality money market
                           securities.
-----------------------------------------------------------------------------
Premier Growth Equity      Objective of providing long-   GE Asset Management
Fund                       term growth of capital as well Incorporated
                           as future (rather than
                           current) income by investing
                           primarily in growth-oriented
                           equity securities.
-----------------------------------------------------------------------------
Real Estate Securities     Objective of providing maximum GE Asset Management
Fund                       total return through current   Incorporated
                           income and capital             (Subadvised by
                           appreciation by investing      Seneca Capital
                           primarily in securities of     Management, L.L.C.)
                           U.S. issuers that are
                           principally engaged in or
                           related to the real estate
                           industry including those that
                           own significant real estate
                           assets. The portfolio will not
                           invest directly in real
                           estate.
-----------------------------------------------------------------------------
S&P 500 Index Fund/1/      Objective of providing capital GE Asset Management
                           appreciation and accumulation  Incorporated
                           of income that corresponds to  (Subadvised by
                           the investment return of the   State Street Global
                           Standard & Poor's 500          Advisors)
                           Composite Stock Price Index
                           through investment in common
                           stocks comprising the Index.
-----------------------------------------------------------------------------

/1/"Standard & Poor's," "S&P," and "S&P 500" are trademarks of The McGraw-Hill
   Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                             Adviser (and Sub-
                                                                Adviser, as
Investment Subdivision          Investment Objective            applicable)
-------------------------------------------------------------------------------
Total Return Fund          Objective of providing the       GE Asset Management
                           highest total return, composed   Incorporated
                           of current income and capital
                           appreciation, as is consistent
                           with prudent investment risk
                           by investing in common stock,
                           bonds and money market
                           instruments, the proportion of
                           each being continuously
                           determined by the investment
                           adviser.
-------------------------------------------------------------------------------
U.S. Equity Fund           Objective of providing long-     GE Asset Management
                           term growth of capital through   Incorporated
                           investments primarily in
                           equity securities of U. S.
                           companies.
-------------------------------------------------------------------------------
GOLDMAN SACHS VARIABLE
INSURANCE TRUST (VIT)

Goldman Sachs Growth and   Seeks long-term capital growth   Goldman Sachs Asset
Income Fund                and growth of income,            Management
                           primarily through equity
                           securities that are considered
                           to have favorable prospects
                           for capital appreciation
                           and/or dividend-paying
                           ability.
-------------------------------------------------------------------------------
Goldman Sachs Mid Cap      Seeks long-term capital          Goldman Sachs Asset
Value Fund (formerly Mid   appreciation, primarily          Management
Cap Equity Fund)           through equity securities of
                           companies with public stock
                           market capitalizations within
                           the range of the market
                           capitalization of companies
                           constituting the Russell
                           Midcap Index at the time of
                           investment (currently between
                           $400 million and $16 billion).
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JANUS ASPEN SERIES

Aggressive Growth          Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by normally
                           investing at least 50% of its
                           assets in equity securities
                           issued by medium-sized
                           companies.
-------------------------------------------------------------------------------
Balanced Portfolio         Seeks long term growth of        Janus Capital
                           capital. Pursues this            Corporation
                           objective consistent with the
                           preservation of capital and
                           balanced by current income.
                           Normally invests 40-60% of its
                           assets in securities selected
                           primarily for their growth
                           potential and 40-60% of its
                           assets in securities selected
                           primarily for their income
                           potential.
-------------------------------------------------------------------------------
Capital Appreciation       Non-diversified portfolio        Janus Capital
Portfolio                  pursuing long-term growth of     Corporation
                           capital. Pursues this
                           objective by investing
                           primarily in common stocks of
                           companies of any size.
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Flexible Income Portfolio  Seeks maximum total return     Janus Capital
                           consistent with preservation   Corporation
                           of capital. Total return is
                           expected to result from a
                           combination of income and
                           capital appreciation. The
                           portfolio pursues its
                           objective primarily by
                           investing in any type of
                           income-producing securities.
                           This portfolio may have
                           substantial holdings of lower-
                           rated debt securities or
                           "junk" bonds. The risks of
                           investing in junk bonds are
                           described in the prospectus
                           for Janus Aspen Series, which
                           should be read carefully
                           before investing.
----------------------------------------------------------------------------
Global Life Sciences       Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           have a life science
                           orientation. The portfolio
                           normally invests at least 25%
                           of its total assets, in the
                           aggregate, in the following
                           industry groups: health care;
                           pharmaceuticals; agriculture;
                           cosmetics/personal care; and
                           biotechnology.
----------------------------------------------------------------------------
Global Technology          Seeks long-term growth of      Janus Capital
Portfolio                  capital. The portfolio pursues Corporation
                           this objective by investing at
                           least 65% of its total assets
                           in securities of U.S. and
                           foreign companies that the
                           portfolio manager believes
                           will benefit significantly
                           from advances or improvements
                           in technology.
----------------------------------------------------------------------------
Growth Portfolio           Seeks long-term capital growth Janus Capital
                           consistent with the            Corporation
                           preservation of capital and
                           pursues its objective by
                           investing in common stocks of
                           companies of any size.
                           Emphasizes larger, more
                           established issuers.
----------------------------------------------------------------------------
International Growth       Seeks long-term growth of      Janus Capital
Portfolio                  capital. Pursues this          Corporation
                           objective primarily through
                           investments in common stocks
                           of issuers located outside the
                           United States. The portfolio
                           normally invests at least 65%
                           of its total assets in
                           securities of issuers from at
                           least five different
                           countries, excluding the
                           United States.
----------------------------------------------------------------------------

                                                              Adviser (and Sub-
                                                                 Adviser, as
Investment Subdivision             Investment Objective          applicable)
-------------------------------------------------------------------------------
Worldwide Growth              Seeks long-term capital growth Janus Capital
Portfolio                     in a manner consistent with    Corporation
                              the preservation of capital.
                              Pursues this objective by
                              investing in a diversified
                              portfolio of common stocks of
                              foreign and domestic issuers
                              of all sizes. Normally invests
                              in at least five different
                              countries including the United
                              States.
-------------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Oppenheimer Aggressive        Seeks to achieve capital       OppenheimerFunds,
Growth Fund/VA                appreciation investing mainly  Inc.
                              in common stocks of companies
                              in the United States believed
                              by the fund's investment
                              manager, OppenheimerFunds
                              Inc., to have significant
                              growth potential.
-------------------------------------------------------------------------------
Oppenheimer Bond Fund/VA      Seeks high level of current    OppenheimerFunds,
                              income and capital             Inc.
                              appreciation when consistent
                              with its primary objective of
                              high income. Under normal
                              conditions this fund will
                              invest at least 65% of its
                              total assets in investment
                              grade debt securities.
-------------------------------------------------------------------------------
Oppenheimer Capital           Seeks capital appreciation     OppenheimerFunds,
Appreciation Fund/VA          from investments in securities Inc.
                              of well-known and established
                              companies. Such securities
                              generally have a history of
                              earnings and dividends and are
                              issued by seasoned companies
                              (having an operating history
                              of at least five years,
                              including predecessors).
-------------------------------------------------------------------------------
Oppenheimer High Income       Seeks high current income from OppenheimerFunds,
Fund/VA                       investments in high yield      Inc.
                              fixed income securities,
                              including unrated securities
                              or high-risk securities in
                              lower rating categories. These
                              securities may be considered
                              speculative. This fund may
                              have substantial holdings of
                              lower-rated debt securities or
                              "junk" bonds. The risks of
                              investing in junk bonds are
                              described in the prospectus
                              for the Oppenheimer Variable
                              Account Funds, which should be
                              read carefully before
                              investing.
-------------------------------------------------------------------------------
Oppenheimer Multiple          Seeks total investment return  OppenheimerFunds,
Strategies Fund/VA            (which includes current income Inc.
                              and capital appreciation in
                              the values of its shares) from
                              investments in common stocks
                              and other equity securities,
                              bonds and other debt
                              securities, and "money market"
                              securities.
-------------------------------------------------------------------------------
SALOMON BROTHERS VARIABLE
SERIES FUNDS INC

Salomon Investors Fund        Seeks long-term growth of      Salomon Brothers
                              capital with current income as Asset Management
                              a secondary objective,         Inc
                              primarily through investments
                              in common stocks of well-known
                              companies.
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
                                                              Adviser, as
Investment Subdivision          Investment Objective          applicable)
----------------------------------------------------------------------------
Salomon Strategic Bond     Seeks high level of current    Salomon Brothers
Fund                       income with capital            Asset Management
                           appreciation as a secondary    Inc
                           objective, through a globally
                           diverse portfolio of fixed-
                           income investments, including
                           lower-rated fixed income
                           securities commonly known as
                           junk bonds.
----------------------------------------------------------------------------
Salomon Total Return Fund  Seeks to obtain above-average  Salomon Brothers income by primarily investing  Asset Management
                           in a broad variety of          Inc
                           securities, including stocks,
                           fixed-income securities and
                           short-term obligations.
----------------------------------------------------------------------------

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the portfolio it replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

The Guarantee Account

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to a Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the policies. When the policies were designed, our pricing actuaries set the bonus credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and exposure risk charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit for this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES
Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
      -------------------------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                               8%
                   2                                               8%
                   3                                               7%
                   4                                               6%
                   5                                               5%
                   6                                               4%
                   7                                               3%
                   8                                               2%
               9 or more                                           0%

We do not assess the surrender charge on surrenders:

  .  of amounts representing gain (as defined below);

  .  of free withdrawal amounts (as defined below);

  . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

  .  if a waiver of surrender charge provision applies; or

  .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the date we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.


OTHER CHARGES

Optional Guaranteed Minimum Death Benefit Charge

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account. At full surrender, we will charge you a pro-rata portion of the annual charge.

For the optional GMDB, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit.

Policy Maintenance Charge

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day they are received.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax related benefits. Please consult a tax advisor for information specific to your circumstance in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated
Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement

Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premium payments to up to ten Investment Subdivisions at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or Guarantee Period must be a whole percentage. Upon allocation to the appropriate Investment Subdivision we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change. We will value any subsequent premium payments on the Valuation Day we receive them.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of the Separate Account or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4, under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation of the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii) the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE TRANSACTIONS

We permit certain telephone transactions (including transfers) as described in this Prospectus. We may be liable for losses resulting from unauthorized or fraudulent telephone transactions if we fail to employ reasonable procedures to confirm that the telephone instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, we will require written authorization before allowing you to make telephone transactions. We reserve the right to limit telephone transactions.

To request a telephone transaction, you should call our Home Office. We will record all telephone transaction requests. We will execute transfer requests received before the close of regular trading on the New York Stock Exchange that Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

ON LINE TRANSFERS

We permit certain transactions to be performed through an electronic process using the Internet (including transfers). We may be liable for losses resulting from unauthorized or fraudulent electronic transactions if we fail to employ reasonable procedures to confirm that the electronic instructions that we receive our genuine. Therefore, we will employ means to prevent unauthorized or fraudulent electronic requests, such as sending written confirmation, retaining a record of electronic requests, and/or requesting other identifying information. Unless you notify us in writing not to authorize electronic transactions, such transactions will also will be accepted on your behalf from your registered representative. We reserve the right to limit electronic transactions.

To request an electronic transaction, you should go to the Universal Resource Locator ("URL") established for such purposes, http://GEFinancialService.com. We will execute transfer requests received before the close of regular trading on the New York Stock Exchange on a Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on the application, completing a dollar-cost averaging agreement, or calling our Annuity Customer Service Line at 800-352-9910. To use the dollar-cost averaging program, you must transfer at least $100 from an Investment Subdivision or an interest rate guarantee period with each transfer. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or the interest rate guarantee period from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will begin 30 days after we receive your instructions and your premium, unless you specify an earlier date.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee

Account with a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGRAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $500 or that reduces Account Value to less than $10,000. If your partial surrender request would reduce Account Value to less than $10,000, we will surrender only that amount of Account Value that would reduce the remaining Account Value to $10,000 and deduct any surrender charge from the amount you surrendered. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS


You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $10,000. If a systematic withdrawal would cause the Account Value to be less than $10,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death; and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the Annuitant's age at the time of death.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first Policy year, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first Policy year, but before the Policy anniversary that the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the Policy's unadjusted Death Benefit on the previous Policy anniversary, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

3. If the Annuitant dies on or after the Policy anniversary the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)   Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit as of the Policy anniversary the Annuitant reached age 80, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

      Annuitant's            End of                   Account                     Unadjusted
          Age                 Year                     Value                     Death Benefit
     ------------------------------------------------------------------------------------------
          71                    1                     $103,000                     $103,000
          72                    2                     $110,000                     $110,000
          73                    3                     $ 80,000                     $110,000
          74                    4                     $120,000                     $120,000
          75                    5                     $130,000                     $130,000
          76                    6                     $150,000                     $150,000
          77                    7                     $160,000                     $160,000
          78                    8                     $130,000                     $160,000
          79                    9                     $ 90,000                     $160,000
          80                   10                     $170,000                     $170,000
          81                   11                     $140,000                     $170,000
          82                   12                     $190,000                     $190,000
          83                   13                     $150,000                     $170,000

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                                                                                       Unadjusted
                          Purchase                       Account                         Death
       Date               Payment                         Value                         Benefit
     ---------------------------------------------------------------------------------------------
      3/31/00             $10,000                        $10,000                        $10,000
      3/31/08                                             20,000                         20,000
      3/31/09                                             14,000                         20,000

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the

Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

  General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

  Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1) Owner or Joint Owners;

(2) Primary beneficiary;

(3) Contingent beneficiary; or

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

  Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant.

  . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

(1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

(2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

(3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

  Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         --------------------------------------------
         Person who died              Proceeds Paid
         --------------------------------------------
         Owner or Joint Owner         Surrender Value
         (who is not the Annuitant)
         --------------------------------------------
         Owner or Joint Owner         Death Benefit
         (who is the Annuitant)
         --------------------------------------------
         Annuitant                    Death Benefit
         --------------------------------------------


Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Surrender Value. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtector".)

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If the optional GMDB Rider applies, the Death Benefit will be the greater of:
(i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value; or
(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender (including any applicable surrender charges) reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

You may only purchase the optional GMDB Rider at the time of application. The Rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of the Owner's request to terminate the rider.

We charge you for this benefit. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last purchase payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. The Policy provides that all or part of the Account Value may be used to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified".

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."

Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy -- without receiving a payment equal to your Policy's value -- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract". The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the contract" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

 . If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")
 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional GMDB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6% of your aggregate purchase payments.

Under certain circumstances and in exchange for lower initial commissions, certain sellers of the Policies may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Policy and Account Value. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Value considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against some portfolios of the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries.

For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information


Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

                              Accumulation Accumulation    No.     Accumulation
                              Unit Values  Unit Values   of Units  Unit Values
                                 as of        as of       as of       as of
Investment Subdivisions         1/03/00      12/31/99    12/31/99    2/12/99
-------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                      12.52        12.50      5,377,154     9.73
 Alger American Small
  Capitalization Portfolio       14.07        14.14      1,160,756     9.60
Federated Insurance Series
 Federated American Leaders
  Fund II                        10.29        10.49      1,114,543     9.82
 Federated High Income Bond
  Fund II                         9.87         9.89        799,186    10.05
 Federated Utility Fund II       10.25        10.44        491,571     9.75
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income Portfolio     10.37        10.65      3,203,653     9.86
 VIP Growth Portfolio            12.70        12.73      6,561,710     9.68
 VIP Overseas Portfolio          13.86        13.80        388,067     9.69
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                      10.71        10.80        777,512     9.83
 VIP II Contrafund Portfolio     11.57        11.75      5,211,986     9.70
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                      10.50        10.69      2,078,979     9.79
 VIP III Growth Opportunities
  Portfolio                      10.17        10.35      1,709,162     9.65
GE Investments Funds, Inc.
 Income Fund                      9.66         9.71        433,696     9.92
 International Equity Fund       12.43        12.36        179,463     9.66
 Money Market Fund               10.32        10.32     12,703,804    10.02
 Premier Growth Equity Fund      11.52        11.73      1,380,434       NA
 Real Estate Securities Fund      9.83         9.97        107,802     9.87
 S&P 500 Index Fund              11.47        11.59      7,821,903     9.75
 Total Return Fund               10.83        10.94      1,305,705     9.84
 U.S. Equity Fund                11.36        11.56      1,442,844     9.83
 Value Equity Fund (now known
  as Mid-Cap Value Equity
  Fund)                          10.90        11.17      1,168,256     9.57
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                    10.32        10.44        204,598     9.82
 Goldman Sachs Mid Cap Value
  Fund                            9.81        10.02        482,846     9.81
Janus Aspen Series
 Aggressive Growth Portfolio     21.03        20.95      4,781,470     9.37
 Growth Portfolio                13.33        13.46      8,278,915     9.64
 Balanced Portfolio              11.80        11.93      7,205,031     9.67
 Capital Appreciation
  Portfolio                      15.09        15.07      8,073,338     9.70
 Flexible Income Portfolio        9.94         9.97        606,070     9.94
 International Growth
  Portfolio                      17.36        17.11      1,251,115     9.51
 Worldwide Growth Portfolio      15.46        15.28      5,789,831     9.53
Oppenheimer Variable Account
 Funds
 Oppenheimer Aggressive
  Growth Fund/VA                 17.77        17.17        894,256     9.60
 Oppenheimer Bond Fund/VA         9.62         9.67        690,965     9.89
 Oppenheimer Capital
  Appreciation Fund/VA           13.07        13.23      1,214,374     9.67
 Oppenheimer High Income
  Fund/VA                        10.09        10.10        923,199    10.02
 Oppenheimer Multiple
  Strategies Fund/VA             10.89        10.95        305,825     9.84
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund          10.79        10.98        187,111     9.74
 Salomon Strategic Bond Fund      9.89         9.90        223,881     9.97
 Salomon Total Return Fund        9.83         9.91        117,856     9.88

Appendix

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Separate Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Separate Account 4 to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. The returns do not reflect the elective Guaranteed Minimum Death Benefit charge and assume no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                             For the  For the  For the    From the
                              1-year   5-year  10-year  Inception in   Date of
                              period   period   period    Separate    Inception
                              ended    ended    ended    Account to  In Separate
                             12/31/99 12/31/99 12/31/99   12/31/99    Account*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger American Growth
  Portfolio                    29.61      NA       NA       25.19     10/02/95
 Alger American Small
  Capitalization Portfolio     39.50      NA       NA       13.42     10/02/95
Federated Insurance Series
 Federated American Leaders
  Fund II                       1.91      NA       NA       16.61     05/01/96
 Federated High Income Bond
  Fund II                      -2.55      NA       NA        8.88     01/04/95
 Federated Utility Fund II     -3.18      NA       NA       13.65     01/04/95
Fidelity Variable Insurance
 Products Fund
 VIP Equity-Income
  Portfolio                     1.56   17.10    13.05       13.21     05/02/88
 VIP Growth Portfolio          33.38   28.28    18.43       18.49     05/02/88
 VIP Overseas Portfolio        38.69   15.85    10.02       10.66     05/02/88
Fidelity Variable Insurance
 Products Fund II
 VIP II Asset Manager
  Portfolio                     6.44   14.09    11.73       11.41     10/03/89
 VIP II Contrafund
  Portfolio                    19.90      NA       NA       26.51     01/04/95
Fidelity Variable Insurance
 Products Fund III
 VIP III Growth & Income
  Portfolio                     4.47      NA       NA       21.81     05/01/97
 VIP III Growth
  Opportunities Portfolio      -0.54      NA       NA       17.52     05/01/97
GE Investments Funds, Inc.
 Income Fund                   -6.37      NA       NA        -.70     12/12/97
 International Equity Fund     26.12      NA       NA       14.31     05/01/95
 Mid-Cap Value Equity Fund
  (formerly known as Value
  Equity Fund)                 12.75      NA       NA       18.88     05/01/97
 Money Market Fund              0.20    3.70     3.55        3.91     05/02/88
 Premier Growth Equity Fund       NA      NA       NA          NA     05/03/99
 Real Estate Securities
  Fund                         -5.13      NA       NA        8.45     05/01/95
 S&P 500 Index Fund            16.17   26.39    16.27       16.39     05/02/88
 Total Return Fund              8.64   15.73    11.61       11.81     05/02/88
 U.S. Equity Fund              15.15      NA       NA       13.18     05/01/98
Goldman Sachs Variable
 Insurance Trust
 Goldman Sachs Growth and
  Income Fund                   0.62      NA       NA       -7.37     05/01/98
 Goldman Sachs Mid Cap
  Value Fund                   -5.88      NA       NA      -12.98     05/01/98
Janus Aspen Series
 Aggressive Growth
  Portfolio                   123.37   34.77       NA       32.93     09/13/93
 Balanced Portfolio            22.46      NA       NA       23.47     10/02/95
 Capital Appreciation
  Portfolio                    63.62      NA       NA       55.63     05/01/97
 Flexible Income Portfolio     -3.27      NA       NA        7.03     10/02/95
 Growth Portfolio              40.08   28.43       NA       22.85     09/13/93
 International Growth
  Portfolio                    79.25      NA       NA       33.21     05/01/96
 Worldwide Growth Portfolio    61.02   32.14       NA       28.25     09/13/93
Oppenheimer Variable
 Account Funds
 Oppenheimer Aggressive
  Growth Fund/VA               80.61   28.24    18.91       18.47     05/02/88
 Oppenheimer Bond Fund/VA      -6.46    5.44     6.41        6.80     05/02/88
 Oppenheimer Capital
  Appreciation Fund/VA         37.70   29.19    16.97       17.18     05/02/88
 Oppenheimer High Income
  Fund/VA                      -0.52    8.64    11.23       10.56     05/02/88
 Oppenheimer Multiple
  Strategies Fund/VA            7.16   12.85     9.44       10.06     05/02/88
Salomon Brothers Variable
 Series Funds Inc
 Salomon Investors Fund         7.01      NA       NA       24.97     10/12/98
 Salomon Strategic Bond
  Fund                         -4.53      NA       NA       -1.84     10/12/98
 Salomon Total Return Fund     -4.11      NA       NA        2.15     10/12/98

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
* Date on which a particular portfolio was first available in Separate Account
  4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.
Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Separate Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from a particular portfolio declared effective by the SEC to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, except the policy maintenance charges, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value) and the administrative expense charge (deducted daily at an effective annual rate of
 .25% of Account Value). Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge.

                                    Table 2
 Non-Standard Performance Data assuming surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/99 12/31/99 12/31/99   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger Growth Portfolio                       29.61   29.48    21.34   01/09/89
 Alger Small Capitalization Portfolio         39.50   21.16    16.73   09/21/88
Federated Insurance Series
 American Leaders Fund II                      1.91   20.48       NA   02/10/94
 High Income Bond Fund II                     -2.55    8.88       NA   03/01/94
 Utility Fund II                              -3.18   13.71       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                   1.56   17.10    13.05   10/09/86
 VIP Growth Portfolio                         33.38   28.28    18.43   10/09/86
 VIP Overseas Portfolio                       38.69   15.85    10.02   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                6.44   14.09    11.73   09/06/89
 VIP II Contrafund Portfolio                  19.90      NA       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio             4.47      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio       -0.54      NA       NA   01/03/95
GE Investments Funds, Inc.
 Income Fund                                  -6.37      NA       NA   01/02/95
 International Equity Fund                    26.12      NA       NA   05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                       12.75      NA       NA   05/01/97
 Money Market Fund                             0.20    3.70     3.55   06/30/85
 Premier Growth Equity Fund                   32.18      NA       NA   12/12/97
 Real Estate Securities Fund                  -5.13      NA       NA   05/01/95
 S&P 500 Index Fund                           16.17   26.39    16.27   04/14/85
 Total Return Fund                             8.64   15.73    11.61   07/01/85
 U.S. Equity Fund                             15.15      NA       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund          0.62      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund             -5.88      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                 123.37   34.77       NA   09/13/93
 Balanced Portfolio                           22.46   23.21       NA   09/13/93
 Capital Appreciation Portfolio               63.62      NA       NA   05/01/97
 Flexible Income Portfolio                    -3.27    9.28       NA   09/13/93
 Growth Portfolio                             40.08   28.43       NA   09/13/93
 International Growth Portfolio               79.25   31.79       NA   05/02/94
 Worldwide Growth Portfolio                   61.02   32.14       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA        80.61   28.24    18.91   08/15/86
 Oppenheimer Bond Fund/VA                     -6.46    5.44     6.41   04/03/85
 Oppenheimer Capital Appreciation Fund/VA     37.70   29.19    16.67   04/03/85
 Oppenheimer High Income Fund/VA              -0.52    8.64    11.23   04/30/86
 Oppenheimer Multiple Strategies Fund/VA       7.16   12.85     9.44   02/09/87
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                        7.01      NA       NA   02/17/98
 Salomon Strategic Bond Fund                  -4.53      NA       NA   02/17/98
 Salomon Total Return Fund                    -4.11      NA       NA   02/17/98

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
*Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

                                    Table 3
  Non-Standard Performance Data without surrender at the end of the applicable time period.

                                            For the  For the  For the
                                             1-year   5-year  10-year
                                             period   period   period  Portfolio
                                             ended    ended    ended   Inception
                                            12/31/99 12/31/99 12/31/99   Date*
--------------------------------------------------------------------------------
The Alger American Fund
 Alger Growth Portfolio                       31.68   28.91    20.99   01/09/89
 Alger Small Capitalization Portfolio         41.20   20.75    16.39   09/21/88
Federated Insurance Series
 American Leaders Fund II                      5.02   20.08       NA   02/10/94
 High Income Bond Fund II                      0.72    8.77       NA   03/01/94
 Utility Fund II                               0.12   13.46       NA   02/10/94
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                   4.69   16.77    12.72   10/09/86
 VIP Growth Portfolio                         35.31   27.73    18.08   10/09/86
 VIP Overseas Portfolio                       40.42   15.56     9.70   01/28/87
Fidelity Variable Insurance Products Fund
 II
 VIP II Asset Manager Portfolio                9.37   13.84    11.40   09/06/89
 VIP II Contrafund Portfolio                  22.33      NA       NA   01/03/95
Fidelity Variable Insurance Products Fund
 III
 VIP III Growth & Income Portfolio             7.48      NA       NA   12/31/96
 VIP III Growth Opportunities Portfolio        2.66      NA       NA   01/03/95
GE Investments Funds, Inc.
 Income Fund                                  -2.95      NA       NA   01/02/95
 International Equity Fund                    28.32      NA       NA   05/01/95
 Mid-Cap Value Equity Fund (formerly known
  as Value Equity Fund)                       15.45      NA       NA   05/01/97
 Money Market Fund                             3.37    3.76     3.25   06/30/85
 Premier Growth Equity Fund                   34.16      NA       NA   12/12/97
 Real Estate Securities Fund                  -1.76      NA       NA   05/01/95
 S&P 500 Index Fund                           18.75   25.87    15.93   04/14/85
 Total Return Fund                            11.50   15.43    11.29   07/01/85
 U.S. Equity Fund                             17.76      NA       NA   01/02/95
Goldman Sachs Variable Insurance Trust
 Goldman Sachs Growth and Income Fund          3.78      NA       NA   01/12/98
 Goldman Sachs Mid Cap Value Fund             -2.48      NA       NA   04/30/98
Janus Aspen Series
 Aggressive Growth Portfolio                 121.93   34.12       NA   09/13/93
 Balanced Portfolio                           24.80   22.75       NA   09/13/93
 Capital Appreciation Portfolio               64.42      NA       NA   05/01/97
 Flexible Income Portfolio                     0.03    9.16       NA   09/13/93
 Growth Portfolio                             41.76   27.88       NA   09/13/93
 International Growth Portfolio               79.46   31.19       NA   05/02/94
 Worldwide Growth Portfolio                   61.91   31.53       NA   09/13/93
Oppenheimer Variable Account Funds
 Oppenheimer Aggressive Growth Fund/VA        80.77   27.69    18.56   08/15/86
 Oppenheimer Bond Fund/VA                     -3.04    5.44     6.10   04/03/85
 Oppenheimer Capital Appreciation Fund/VA     39.47   28.63    16.63   04/03/85
 Oppenheimer High Income Fund/VA               2.68    8.54    10.91   04/30/86
 Oppenheimer Multiple Strategies Fund/VA      10.07   12.63     9.12   02/09/87
Salomon Brothers Variable Series Funds Inc
 Salomon Investors Fund                        9.92      NA       NA   02/17/98
 Salomon Strategic Bond Fund                  -1.18      NA       NA   02/17/98
 Saloman Total Return Fund                    -0.78      NA       NA   02/17/98

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

Statement of Additional Information
Table of Contents

                                                                            Page
--------------------------------------------------------------------------------
The Policies............................................................... B-3
  Transfer of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreements.................................... B-3
Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6
Federal Tax Matters........................................................ B-7
  Taxation of GE Life & Annuity............................................ B-7
  IRS Required Distributions............................................... B-7
General Provisions......................................................... B-8
  Using the Policies as Collateral......................................... B-8
  Non-Participating........................................................ B-8
  The Beneficiary.......................................................... B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Written Notice........................................................... B-8
Distribution of the Policies............................................... B-8
Legal Developments Regarding Employment-Related Benefit Plans.............. B-9
Legal Matters.............................................................. B-9
Experts.................................................................... B-9
Financial Statements....................................................... B-9



                                     Dated

                          GE Life and Annuity Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Separate Account 4, Policy Form P1152 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      State

    ____________________________________________________________________________
             City                         State          Zip

Signature of Requestor _________________________________________________________
                                                Date

                     GE Life and Annuity Assurance Company
                               Separate Account 4

                                     Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Offered by

                     GE Life and Annuity Assurance Company
                         (A Virginia Stock Corporation)

                              6610 W. Broad Street
                            Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You
may obtain a copy of the Prospectus dated        2000 by calling (800) 352-
9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                    not a prospectus and should be read only
       in conjunction with the prospectuses for the Policy and the Funds.

Dated     , 2000

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
  Termination of Participation Agreements...................................   3
  Calculation of Performance Data...........................................   4
    Money Market Investment Subdivision.....................................   4
  Other Investment Subdivisions.............................................   5
  Other Performance Data....................................................   6
Federal Tax Matters.........................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
General Provisions..........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Written Notice............................................................   8
  Distribution of the Policies..............................................   8
  Legal Developments Regarding Employment-Related Benefit Plans.............   9
  Legal Matters.............................................................   9
  Experts...................................................................   9
  Financial Statements......................................................   9

                                  THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

   Fidelity Variable Insurance Products Fund, Fidelity Variable Insurance Products Fund II and Fidelity Variable Insurance Products Fund III ("the Fund"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Salomon Brothers Variable Series Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

   From time to time, the Company may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3% of premium payments and are generally based on the rules of the state in which the Owner resides.

   Money Market Investment Subdivisions. From time to time, advertisements and sales literature may quote the yield of one or more of the Money Market Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                   Current Yield = ((NCP - ES)/UV) X (365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =   the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 8% of each Premium Payment made during the 8 years prior to a full or partial surrender, or charges for the GMDB rider.

     Current Yield   4.00%
     Effective Yield 4.08%

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the GMDB charges.

     5. Total return assumes the payment of a full 4% bonus credit. The total return figures would be lower if a reduced bonus credit applied, or if no bonus credit applied. For Annuitants over age 80 at time of issue, we will not pay any bonus credits.

     6. Total return will then be calculated according to the following formula:

                              TR = (ERV/P)1/N - 1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

   Past performance is not a guarantee of future results.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                               CTR = (ERV/P) - 1

where:

  CTR =  the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =    a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or
(2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                               GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If an Annuitant's age or sex was misstated on the policy data page, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   Capital Brokerage Corporation, the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Policies are sold to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with Capital Brokerage Corporation. The Policy is also sold by properly registered representatives of Capital Brokerage Corporation. The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

   In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Patricia L. Dysart, Assistant Vice President and Associate Counsel of the Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated January 21, 2000 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and GE Life & Annuity Separate Account 4 as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series-- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999, the related statements of operations for the aforementioned funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 1999 and the related statements of changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 1999, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

                                      /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 1999

                                           GE Investments Funds, Inc.
                          -------------------------------------------------------------
                                                                                Real
                            S&P 500       Money       Total    International   Estate
                             Index       Market      Return       Equity     Securities
                              Fund        Fund        Fund         Fund         Fund
Assets                    ------------ ----------- ----------- ------------- ----------
Investment in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (22,215,478 shares;
  cost --
  $533,600,551).........  $624,254,935         --          --          --           --
 Money Market Fund
  (441,032,754 shares;
  cost --
   $441,032,754)........           --  441,032,754         --          --           --
 Total Return Fund
  (6,493,333 shares;
  cost -- $96,506,872)..           --          --  102,984,256         --           --
 International Equity
  Fund (2,726,755
  shares; cost --
   $33,751,159).........           --          --          --   39,456,150          --
 Real Estate Securities
  Fund (3,748,156
  shares; cost --
   $48,639,416).........           --          --          --          --    40,742,452
Receivable from
 affiliate..............           --      232,035         --            1          --
Receivable for units
 sold...................       345,348   6,011,576     154,310      25,071          --
                          ------------ ----------- -----------  ----------   ----------
 Total assets...........   624,600,283 447,276,365 103,138,566  39,481,222   40,742,452
                          ------------ ----------- -----------  ----------   ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       571,063     340,766      83,321      17,115       26,319
Payable for units
 withdrawn..............        56,938   2,493,447      16,499          42       15,060
                          ------------ ----------- -----------  ----------   ----------
 Total liabilities......       628,001   2,834,213      99,820      17,157       41,379
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ------------ ----------- -----------  ----------   ----------
Analysis of net assets:
 Attributable to:
  Variable deferred
   annuity
   contractholders......  $623,972,282 444,442,152 103,038,746  19,905,813   25,055,708
  GE Life and Annuity
   Assurance Company....           --          --          --   19,558,252   15,645,365
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 I (note 2).............     1,079,890   5,265,274     513,721     203,538      218,219
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type I...........  $      59.90       15.96       37.52       18.74        14.82
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 II (note 2)............     7,955,210  13,992,458   1,884,184     735,974    1,409,644
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type II..........  $      58.17       15.50       36.44       18.60        14.65
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 III (note 2)...........     7,821,903  12,703,804   1,305,705     179,463      107,802
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type III.........  $      11.59       10.32       10.94       12.36         9.97
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 IV (note 2)............       543,614   1,214,273      78,079      15,200       10,487
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type IV..........  $      10.81       10.23       10.50       12.12         9.12
                          ============ =========== ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                  GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------
                            Global     Value                  U.S.      Premier
                            Income     Equity     Income     Equity     Growth
                             Fund       Fund       Fund       Fund    Equity Fund
Assets                    ---------- ---------- ---------- ---------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund
  (938,940 shares;
  cost --  $9,506,906)..  $9,004,438        --         --         --         --
 Value Equity Fund
  (4,711,803 shares;
  cost --
  $68,652,601)..........         --  74,399,373        --         --         --
 Income Fund (3,907,281
  shares;
  cost --
  $47,902,723)..........         --         --  44,972,802        --         --
 U.S. Equity Fund
  (1,029,660 shares;
  cost -- $38,053,766)..         --         --         --  39,024,108        --
 Premier Growth Equity
  Fund (305,976 shares;
  cost --
  $25,075,237)..........         --         --         --         --  27,124,734
Receivable from affili-
 ate....................         --         --         --         --         --
Receivable for units
 sold...................         --      56,630     27,145     95,306    201,431
                          ---------- ---------- ---------- ---------- ----------
 Total assets...........   9,004,438 74,456,003 44,999,947 39,119,414 27,326,165
                          ---------- ---------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,330     66,736    118,416     50,811     14,969
Payable for units with-
 drawn..................         --      84,855     31,497        --         --
                          ---------- ---------- ---------- ---------- ----------
 Total liabilities......       4,330    151,591    149,913     50,811     14,969
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ---------- ---------- ---------- ---------- ----------
Analysis of net assets:
 Attributable to:
  Variable deferred an-
   nuity
   contractholders......  $3,579,380 69,329,399 44,850,034 39,068,603 27,311,196
  GE Life and Annuity
   Assurance Company....   5,420,728  4,975,013        --         --         --
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 I (note 2).............      50,781    419,746  1,124,188     82,891     46,603
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $    10.51      16.08      10.41      12.62      11.76
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 II (note 2)............     291,731  3,011,792  2,729,732  1,613,261    802,961
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $    10.44      15.97      10.36      12.57      11.75
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 III (note 2)...........         --   1,168,256    433,696  1,442,844  1,380,434
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $      --       11.17       9.71      11.56      11.73
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 IV (note 2)............         --     147,340     67,078    100,906     96,385
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $      --        9.72       9.78      10.55      11.73
                          ========== ========== ========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                      Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                        Capital    Aggressive     High      Multiple
                             Bond     Appreciation   Growth      Income    Strategies
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA
Assets                    ----------- ------------ ----------- ----------- ----------
Investment in Oppen-
 heimer Variable Account
 Funds, at fair value
 (note 2):
 Bond Fund/VA (6,645,197
  shares;
  cost --
  $78,301,554)..........  $76,552,671         --           --          --         --
 Capital Appreciation
  Fund/VA (5,652,831
  shares;
  cost --
   $192,587,611)........          --  281,737,110          --          --         --
 Aggressive Growth
  Fund/VA (4,341,360
  shares;
  cost --
  $205,932,019).........          --          --   357,337,373         --         --
 High Income Fund/VA
  (15,645,970 shares;
  cost --
   $172,131,067)........          --          --           --  167,724,795        --
 Multiple Strategies
  Fund/VA (4,649,496
  shares;
  cost -- $72,251,157)..          --          --           --          --  81,180,209
Receivable from affili-
 ate....................          --            6          234         --         --
Receivable for units
 sold...................       24,846     375,005    1,533,710       3,506      4,203
                          ----------- -----------  ----------- ----------- ----------
 Total assets...........   76,577,517 282,112,121  358,871,317 167,728,301 81,184,412
                          ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       86,300     299,509      538,204     155,738    167,256
Payable for units with-
 drawn..................       24,695     142,929          --       94,390    179,862
                          ----------- -----------  ----------- ----------- ----------
 Total liabilities......      110,995     442,438      538,204     250,128    347,118
                          ----------- -----------  ----------- ----------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $76,466,522 281,669,683  358,333,113 167,478,173 80,837,294
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 I (note 2).............      768,244     957,458    1,804,530   1,245,529  1,051,087
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type I...........  $     21.51       64.57        73.61       32.02      30.80
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 II (note 2)............    2,531,310   3,232,987    2,933,967   3,792,914  1,504,814
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type II..........  $     20.88       62.71        71.49       31.09      29.91
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 III (note 2)...........      690,965   1,214,374      894,256     923,199    305,825
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type III.........  $      9.67       13.23        17.17       10.10      10.95
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 IV (note 2)............       41,749      81,428       24,750      35,858     10,366
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type IV..........  $      9.73       12.77        16.08        9.77      10.23
                          =========== ===========  =========== =========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Variable Insurance
                                                      Products Fund
                                           ------------------------------------
                                             Equity-
                                              Income      Growth     Overseas
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
 Equity-Income Portfolio (26,903,305
  shares; cost -- $591,595,226)..........  $691,683,976         --          --
 Growth Portfolio (12,260,801 shares;
  cost -- $454,460,571)..................           --  673,485,783         --
 Overseas Portfolio (4,713,302 shares;
  cost -- $107,086,440)..................           --          --  129,332,995
Receivable from affiliate................           --           25          63
Receivable for units sold................       164,930     862,358     669,332
                                           ------------ ----------- -----------
 Total assets............................   691,848,906 674,348,166 130,002,390
                                           ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       749,836     911,873     325,471
Payable for units withdrawn..............       352,267     299,787      71,531
                                           ------------ ----------- -----------
  Total liabilities......................     1,102,103   1,211,660     397,002
                                           ------------ ----------- -----------
Net assets attributable to variable de-
 ferred annuity contractholders..........  $690,746,803 673,136,506 129,605,388
                                           ============ =========== ===========
Outstanding units: Type I (note 2).......     4,454,619   3,310,123   2,244,272
                                           ============ =========== ===========
Net asset value per unit: Type I.........  $      43.33       73.80       33.25
                                           ============ =========== ===========
Outstanding units: Type II (note 2)......    10,963,577   4,760,717   1,525,527
                                           ============ =========== ===========
Net asset value per unit: Type II........  $      42.08       71.67       32.29
                                           ============ =========== ===========
Outstanding units: Type III (note 2).....     3,203,653   6,561,710     388,067
                                           ============ =========== ===========
Net asset value per unit: Type III.......  $      10.65       12.73       13.80
                                           ============ =========== ===========
Outstanding units: Type IV (note 2)......       242,696     333,735      28,190
                                           ============ =========== ===========
Net asset value per unit: Type IV........  $       9.32       12.34       13.08
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                Variable Insurance       Variable Insurance
                                 Products Fund II         Products Fund III
                             ------------------------ -------------------------
                                Asset                  Growth &      Growth
                               Manager    Contrafund    Income    Opportunities
                              Portfolio    Portfolio   Portfolio    Portfolio
Assets                       ------------ ----------- ----------- -------------
Investment in Variable In-
 surance Products Fund II,
 at fair value (note 2):
 Asset Manager Portfolio
  (25,602,717 shares;
  cost -- $394,723,593)....  $478,002,728         --          --           --
 Contrafund Portfolio
  (17,879,468 shares;
  cost -- $369,622,889)....           --  521,186,482         --           --
Investment in Variable In-
 surance Products Fund III,
 at fair value (note 2):
 Growth & Income Portfolio
  (6,951,626 shares;
  cost -- $109,077,377)....           --          --  120,263,132          --
 Growth Opportunities Port-
  folio (4,348,199 shares;
  cost -- $93,193,775).....           --          --          --   100,660,801
Receivable from affiliate..             1          14         --           --
Receivable for units sold..        14,591     897,435      96,740      155,275
                             ------------ ----------- -----------  -----------
 Total assets..............   478,017,320 522,083,931 120,359,872  100,816,076
                             ------------ ----------- -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       655,233     451,120      98,967       87,841
Payable for units with-
 drawn.....................       895,805      99,744      51,767          150
                             ------------ ----------- -----------  -----------
 Total liabilities.........     1,551,038     550,864     150,734       87,991
                             ------------ ----------- -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $476,466,282 521,533,067 120,209,138  100,728,085
                             ============ =========== ===========  ===========
Outstanding units: Type I
 (note 2)..................    11,988,811   2,650,253     618,815      525,381
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type I....................  $      30.63       32.31       17.12        15.61
                             ============ =========== ===========  ===========
Outstanding units: Type II
 (note 2)..................     3,361,601  11,622,130   5,051,739    4,766,024
                             ============ =========== ===========  ===========
Net asset value per
 unit:Type II..............  $      29.86       31.91       17.00        15.51
                             ============ =========== ===========  ===========
Outstanding units: Type III
 (note 2)..................       777,512   5,211,986   2,078,979    1,709,162
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type III..................  $      10.80       11.75       10.69        10.35
                             ============ =========== ===========  ===========
Outstanding units: Type IV
 (note 2)..................        44,890     336,615     150,665       92,620
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type IV...................  $      10.57       11.29       10.03         9.89
                             ============ =========== ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999


                                                  Federated  Insurance Series
                                              -----------------------------------
                                                American      High
                                                Leaders    Income Bond  Utility
                                                Fund II      Fund II    Fund II
                                              ------------ ----------- ----------
Assets
Investments in Federated Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (4,849,330 shares;
  cost -- $97,644,443)......................  $100,963,047        --          --
 High Income Bond Fund II (6,565,038 shares;
  cost -- $68,083,286)......................           --  67,225,993         --
 Utility Fund II (4,131,452 shares; cost --
   $55,525,888).............................           --         --   59,286,336
Receivable from affiliate...................           --         --          --
Receivable for units sold...................       108,314     42,829      84,008
                                              ------------ ----------  ----------
 Total assets...............................   101,071,361 67,268,822  59,370,344
                                              ------------ ----------  ----------
Liabilities
Accrued expenses payable to affiliate (note
 3).........................................        87,229     56,158      49,394
Payable for units withdrawn.................         3,018     58,978         --
                                              ------------ ----------  ----------
 Total liabilities..........................        90,247    115,136      49,394
                                              ------------ ----------  ----------
Net assets attributable to variable deferred
 annuity contractholders....................  $100,981,114 67,153,686  59,320,950
                                              ============ ==========  ==========
Oustanding units: Type I (note 2)...........       474,111    450,443     363,909
                                              ============ ==========  ==========
Net asset value per unit: Type I............  $      17.75      15.52       19.11
                                              ============ ==========  ==========
Outstanding units: Type II (note 2).........     4,554,700  3,376,105   2,483,985
                                              ============ ==========  ==========
Net asset value per unit: Type II...........  $      17.58      15.32       18.87
                                              ============ ==========  ==========
Oustanding units: Type III (note 2).........     1,114,543    799,186     491,571
                                              ============ ==========  ==========
Net asset value per unit: Type III..........  $      10.49       9.89       10.44
                                              ============ ==========  ==========
Outstanding units: Type IV (note 2).........        85,187     55,873      36,259
                                              ============ ==========  ==========
Net asset value per unit: Type IV...........  $       9.42       9.61        9.98
                                              ============ ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                              PBHG Insurance
                                   Alger American Fund       Series Fund, Inc.
                                -------------------------- ---------------------
                                    Small                  PBHG Large    PBHG
                                Capitalization   Growth    Cap Growth Growth II
                                  Portfolio     Portfolio  Portfolio  Portfolio
                                -------------- ----------- ---------- ----------
Assets
Investment in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfo-
  lio (2,611,114 shares;
  cost -- $112,026,784).......   $144,002,930          --         --         --
 Growth Portfolio (5,007,682
  shares; cost --
   $257,438,791)..............            --   322,394,581        --         --
PBHG Insurance Series Fund,
 Inc. at fair value (note 2):
 PBHG Large Cap Growth Portfo-
  lio (911,524 shares; cost --
   $13,938,008)...............            --           --  23,252,983        --
 PBHG Growth II Portfolio
  (1,412,242 shares; cost --
   $20,551,081)...............            --           --         --  32,552,176
Receivable from affiliate.....            141            9        --         --
Receivable for units sold.....        183,401      610,966     10,833    136,648
                                 ------------  ----------- ---------- ----------
 Total assets.................    144,186,472  323,005,556 23,263,816 32,688,824
                                 ============  =========== ========== ==========
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        120,119      336,052     60,138     24,223
Payable for units withdrawn...          7,840       55,581         22     16,350
                                 ------------  ----------- ---------- ----------
 Total liabilities............        127,959      391,633     60,160     40,573
                                 ------------  ----------- ---------- ----------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $144,058,513  322,613,923 23,203,656 32,648,251
                                 ============  =========== ========== ==========
Oustanding units: Type I (note
 2)...........................      1,090,003    1,237,526    132,343    226,702
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 I............................   $      17.22        25.97      24.74      22.35
                                 ============  =========== ========== ==========
Outstanding units: Type II
 (note 2).....................      6,310,836    8,583,493    811,131  1,242,408
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 II...........................   $      17.04        25.69      24.57      22.20
                                 ============  =========== ========== ==========
Oustanding units: Type III
 (note 2).....................      1,160,756    5,377,154        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 III..........................   $      14.14        12.50        --         --
                                 ============  =========== ========== ==========
Outstanding units: Type IV
 (note 2).....................         97,659      231,761        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 IV...........................   $      13.71        11.87        --         --
                                 ============  =========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Janus Aspen Series
                                           ------------------------------------
                                            Aggressive               Worldwide
                                              Growth      Growth      Growth
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (8,745,708
  shares; cost -- $318,342,552)........... $522,031,288         --          --
 Growth Portfolio (20,512,483 shares;
  cost -- $444,244,607)...................          --  690,245,038         --
 Worldwide Growth Portfolio (20,673,754
  shares; cost -- $575,985,214)...........          --          --  987,171,753
Receivable from affiliate.................        1,301          30       1,440
Receivable for units sold.................      749,946     866,106   1,663,028
                                           ------------ ----------- -----------
 Total assets.............................  522,782,535 691,111,174 988,836,221
                                           ============ =========== ===========
Liabilities
Accrued expenses payable to affiliate
 (note 3).................................      524,669     912,334     912,014
Payable for units withdrawn...............    6,749,277      21,844      67,703
                                           ------------ ----------- -----------
 Total liabilities........................    7,273,946     934,178     979,717
                                           ------------ ----------- -----------
Net assets attributable to variable
 deferred annuity contractholders......... $515,508,589 690,176,996 987,856,504
                                           ============ =========== ===========
Outstanding units: Type I (note 2)........    1,789,828   4,139,512   4,314,377
                                           ============ =========== ===========
Net asset value per unit: Type I.......... $      59.91       36.56       47.86
                                           ============ =========== ===========
Outstanding units: Type II (note 2).......    5,067,599  11,701,274  14,578,854
                                           ============ =========== ===========
Net asset value per unit: Type II......... $      58.97       35.98       47.11
                                           ============ =========== ===========
Outstanding units: Type III (note 2)......    4,781,470   8,278,915   5,789,831
                                           ============ =========== ===========
Net asset value per unit: Type III........ $      20.95       13.46       15.28
                                           ============ =========== ===========
Outstanding units: Type IV (note 2).......      513,109     500,424     406,948
                                           ============ =========== ===========
Net asset value per unit: Type IV......... $      18.07       12.77       14.97
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                       Janus Aspen Series (continued)
                             --------------------------------------------------
                                           Flexible  International   Capital
                               Balanced     Income      Growth     Appreciation
                              Portfolio   Portfolio    Portfolio    Portfolio
                             ------------ ---------- ------------- ------------
Assets
Investment in Janus Aspen
 Series, at fair value
 (note 2):
 Balanced Portfolio
  (16,485,224 shares;
  cost -- $370,790,126)....  $460,267,444        --           --           --
 Flexible Income Portfolio
  (4,942,920 shares;
  cost -- $58,455,980).....           --  56,448,148          --           --
 International Growth
  Portfolio (4,758,145
  shares; cost --
   $111,821,732)...........           --         --   183,997,451          --
 Capital Appreciation
  Portfolio (11,148,082
  shares; cost --
   $273,871,408)...........           --         --           --   369,781,874
Receivable from affiliate..           --         --           478          313
Receivable for units sold..       388,151    102,588      489,862      949,581
                             ------------ ----------  -----------  -----------
 Total assets..............   460,655,595 56,550,736  184,487,791  370,731,768
                             ------------ ----------  -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       373,020     51,802      161,387      373,639
Payable for units
 withdrawn.................        55,319     46,493      126,477      781,247
                             ------------ ----------  -----------  -----------
 Total liabilities.........       428,339     98,295      287,864    1,154,886
                             ------------ ----------  -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $460,227,256 56,452,441  184,199,927  369,576,882
                             ============ ==========  ===========  ===========
Outstanding units: Type I
 (note 2)..................     2,796,176    514,641      949,972    1,124,173
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type I....................  $      24.50      13.56        28.58        32.35
                             ============ ==========  ===========  ===========
Outstanding units: Type II
 (note 2)..................    12,451,725  3,172,870    4,728,347    6,407,884
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type II...................  $      24.24      13.41        28.32        32.13
                             ============ ==========  ===========  ===========
Outstanding units: Type III
 (note 2)..................     7,205,031    606,070    1,251,115    8,073,338
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type III..................  $      11.93       9.97        17.11        15.07
                             ============ ==========  ===========  ===========
Outstanding units: Type IV
 (note 2)..................       347,931     89,213      102,381      428,091
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type IV...................  $      11.31       9.90        16.96        13.22
                             ============ ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                Statements of Assets and Liabilities, Concluded

                               December 31, 1999

                              Goldman Sachs
                            Variable Insurance          Salomon Brothers
                                  Trust            Variable Series Fund Inc.
                          ---------------------- ------------------------------
                          Growth and   Mid Cap   Strategic              Total
                            Income      Value       Bond    Investors  Return
                             Fund        Fund       Fund      Fund      Fund
                          ----------- ---------- ---------- --------- ---------
Assets
Investment in Goldman
 Sachs Variable
 Insurance Trust,
 at fair value (note 2):
 Growth and Income Fund
  (935,608 shares;
  cost -- $9,933,309)...  $10,188,769        --         --        --        --
 Mid Cap Value Fund
  (1,952,623 shares;
  cost -- $17,214,626)..          --  16,441,086        --        --        --
Investment in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (553,648 shares;
  cost -- $5,558,043)...          --         --   5,348,241       --        --
 Investors Fund (308,001
         shares; cost --
   $3,686,841)..........          --         --         --  3,766,850       --
 Total Return Fund
  (317,951 shares;
  cost -- $3,363,898)...          --         --         --        --  3,252,640
Receivable from
 affiliate..............          --         --         --        --        --
Receivable for units
 sold...................       17,081    109,340     26,541    37,265       --
                          ----------- ---------- ---------- --------- ---------
 Total assets...........   10,205,850 16,550,426  5,374,782 3,804,115 3,252,640
                          ----------- ---------- ---------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        7,156     10,490      3,220    12,176     1,941
Payable for units
 withdrawn..............            4     26,440     43,562        32       --
                          ----------- ---------- ---------- --------- ---------
 Total liabilities......        7,160     36,930     46,782    12,208     1,941
                          ----------- ---------- ---------- --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $10,198,690 16,513,496  5,328,000 3,791,907 3,250,699
                          =========== ========== ========== ========= =========
Outstanding units: Type
 I (note 2).............       80,699    195,348     46,435    15,929     6,185
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type I...........  $      9.23       8.39      10.16     13.40     10.63
                          =========== ========== ========== ========= =========
Outstanding units: Type
 II (note 2)............      779,766  1,156,388    245,779   111,934   175,544
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type II..........  $      9.20       8.35      10.13     13.36     10.60
                          =========== ========== ========== ========= =========
Outstanding units: Type
 III (note 2)...........      204,598    482,846    223,881   187,111   117,856
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type III.........  $     10.44      10.02       9.90     10.98      9.91
                          =========== ========== ========== ========= =========
Outstanding units: Type
 IV (note 2)............       15,109     42,809     15,296     2,865    16,292
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type IV..........  $      9.53       8.89       9.81      9.96      9.59
                          =========== ========== ========== ========= =========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                          Year ended December 31, 1999

                                            GE Investments Funds, Inc.
                         -------------------------------------------------------------------
                           S&P 500       Money                  International  Real Estate
                            Index       Market     Total Return    Equity       Securities
                            Fund         Fund          Fund         Fund           Fund
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $ 4,410,071   15,088,188    2,067,235       46,113      1,381,537
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............     704,948      950,843      220,301       30,656         43,767
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............   4,907,040    2,464,886      799,585      148,148        322,329
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............     460,991      701,862       85,952        8,603          7,954
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............      21,523       57,198        3,143          449            224
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............  (1,684,431)  10,913,399      958,254     (141,743)     1,007,263
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  30,003,910          (10)   1,021,209    2,767,291     (2,823,490)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  47,259,421           10    5,281,350    4,958,674      1,207,080
  Capital gain
   distribution.........   6,090,099          --     2,426,755    1,106,722         72,712
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........  83,353,430          --     8,729,314    8,832,687     (1,543,698)
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $81,668,999   10,913,399    9,687,568    8,690,944       (536,435)
                         ===========  ===========   ==========   ==========    ===========
                                       GE Investments Funds, Inc., continued
                         -------------------------------------------------------------------
                                                                                 Premier
                           Global        Value                   U.S. Equity      Growth
                         Income Fund  Equity Fund  Income Fund      Fund      Equity Fund-a)
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $    55,082      512,848    2,343,057      200,089         23,826
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............       6,916       72,657      151,247        7,322          1,847
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............      44,108      547,672      337,337      130,281         28,109
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............         --        71,148       21,574       67,105         42,760
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............         --         6,988        3,666        3,951          2,973
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............       4,058     (185,617)   1,829,233       (8,570)       (51,863)
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    (134,013)   1,440,840     (265,204)     288,484        559,025
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (715,675)   5,153,071   (2,672,230)     816,588      2,049,497
  Capital gain
   distribution.........       4,146          --        72,466    1,800,801        770,369
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........    (845,542)   6,593,911   (2,864,968)   2,905,873      3,378,891
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $  (841,484)   6,408,294   (1,035,735)   2,897,303      3,327,028
                         ===========  ===========   ==========   ==========    ===========

-a) Reflects period covering May 5, 1999 to December 31, 1999.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year Ended December 31, 1999

                                     Oppenheimer Variable Account Funds
                         -------------------------------------------------------------
                                        Capital    Aggressive      High      Multiple
                            Bond      Appreciation   Growth       Income    Strategies
                           Fund/VA      Fund/VA      Fund/VA     Fund/VA     Fund/VA
                         -----------  ------------ -----------  ----------  ----------
Investment income:
 Income -- Ordinary Div-
  idends................ $ 3,095,204      647,295          --   11,617,048  2,750,715
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type I (note
  3)....................     211,534      610,992    1,107,841     525,530    397,035
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type II
  (note 3)..............     684,021    2,181,875    1,965,558   1,624,725    609,540
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type III
  (note 3)..............      37,302       71,673       44,712      74,133     15,762
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type IV
  (note 3)..............       2,616        2,934          913       1,234        367
                         -----------   ----------  -----------  ----------  ---------
Net investment income
 (expense)..............   2,159,731   (2,220,179)  (3,119,024)  9,391,426  1,728,011
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (367,634)   8,028,813   43,460,518  (2,467,228) 1,998,615
 Unrealized appreciation
  (depreciation) on
  investments...........  (4,062,392)  64,932,288  120,804,294  (1,860,876)   249,173
 Capital gain distribu-
  tion..................     306,119    7,443,892          --          --   3,958,345
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (4,123,907)  80,404,993  164,264,812  (4,328,104) 6,206,133
                         -----------   ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $(1,964,176)  78,184,814  161,145,788   5,063,322  7,934,144
                         ===========   ==========  ===========  ==========  =========

                                           Variable Insurance Products Fund
                                          -------------------------------------
                                            Equity-
                                             Income       Growth      Overseas
                                           Portfolio     Portfolio   Portfolio
                                          ------------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends............ $ 10,155,685      956,132   1,571,786
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type I (note 3).......................    2,492,600    2,538,686     777,904
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type II (note 3)......................    6,522,445    3,548,591     559,606
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type III (note 3).....................      186,038      405,119      21,330
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type IV (note 3)......................       10,576       11,944       1,011
                                          ------------  -----------  ----------
Net investment income (expense)..........      944,026   (5,548,208)    211,935
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)................   32,608,373   40,501,315  22,135,968
 Unrealized appreciation (depreciation)
  on investments.........................  (23,171,445)  83,757,029  16,842,471
 Capital gain distribution...............   22,604,590   46,850,486   2,564,494
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments..........................   32,041,518  171,108,830  41,542,933
                                          ------------  -----------  ----------
Increase (decrease) in net assets from
 operations.............................. $ 32,985,544  165,560,622  41,754,868
                                          ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                Variable Insurance        Variable Insurance
                                 Products Fund II          Products Fund III
                              ------------------------  ------------------------
                                 Asset                  Growth &      Growth
                                Manager     Contrafund   Income    Opportunities
                               Portfolio    Portfolio   Portfolio    Portfolio
                              ------------  ----------  ---------  -------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 16,324,271   1,703,921    387,131      567,056
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........     4,367,086     941,924    161,230      107,137
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     1,287,699   4,240,466    951,315      852,938
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........        41,993     286,944    137,297       99,378
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........         1,982      13,783      5,408        3,459
                              ------------  ----------  ---------    ---------
Net investment income
 (expense)..................    10,625,511  (3,779,196)  (868,119)    (495,856)
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    16,067,053  24,922,273  3,957,786    2,346,277
 Unrealized appreciation
  (depreciation) on
  investments...............    (2,840,015) 55,449,896  2,814,926     (404,266)
 Capital gain distribution..    20,776,345  12,495,419    785,993    1,053,105
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on
 investments................    34,003,383  92,867,588  7,558,705    2,995,116
                              ------------  ----------  ---------    ---------
Increase (decrease) in net
 assets from operations.....  $ 44,628,894  89,088,392  6,690,586    2,499,260
                              ============  ==========  =========    =========

                                                Federated Insurance Series
                                            ------------------------------------
                                             American    High Income
                                              Leaders       Bond       Utility
                                              Fund II      Fund II     Fund II
                                            -----------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends.............  $   704,366   4,281,850    1,190,082
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type I (note 3).............       95,183      83,957       88,850
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type II (note 3)............    1,047,440     681,714      588,434
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type III (note 3)...........       72,076      45,805       29,308
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type IV (note 3)............        2,887       3,002        1,836
                                            -----------  ----------   ----------
Net investment income (expense)...........     (513,220)  3,467,372      481,654
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).................    1,360,681  (1,194,670)   1,236,132
 Unrealized appreciation (depreciation) on
  investments.............................   (4,248,287) (1,948,643)  (3,774,428)
 Capital gain distribution................    7,121,918     372,335    2,310,160
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments..............................    4,234,312  (2,770,978)    (228,136)
                                            -----------  ----------   ----------
Increase (decrease) in net assets from op-
 erations.................................  $ 3,721,092     696,394      253,518
                                            ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999


                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                                            PBHG
                                   Small                  Large Cap     PBHG
                               Capitalization   Growth     Growth    Growth II
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               -------------- ----------  ---------  ----------
Investment income:
 Income -- Ordinary Divi-
  dends......................   $       --       165,319        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)...........       192,915      338,789     20,933      27,493
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3)..........     1,098,622    2,152,122    162,402     183,640
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3).........        53,181      347,936        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3)..........         4,140        8,392        --          --
                                -----------   ----------  ---------  ----------
Net investment income (ex-
 pense)......................    (1,348,858)  (2,681,920)  (183,335)   (211,133)
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....     4,496,020   16,000,254  1,293,989   2,553,635
 Unrealized appreciation (de-
  preciation) on invest-
  ments......................    25,658,694   34,200,259  7,139,998  11,061,365
 Capital gain distribution...    11,288,748   16,366,607        --          --
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments..    41,443,462   66,567,120  8,433,987  13,615,000
                                -----------   ----------  ---------  ----------
Increase (decrease) in net
 assets from operations......   $40,094,604   63,885,200  8,250,652  13,403,867
                                ===========   ==========  =========  ==========

                                                 Janus Aspen Series
                                        --------------------------------------
                                         Aggressive                 Worldwide
                                           Growth       Growth       Growth
                                         Portfolio     Portfolio    Portfolio
                                        ------------  -----------  -----------
Investment income:
 Income -- Ordinary Dividends.........  $  2,881,876    1,107,540    1,115,148
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type I
  (note 3)............................       677,194    1,417,071    1,769,864
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type II
  (note 3)............................     2,051,000    4,084,205    6,316,146
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type III
  (note 3)............................       308,490      483,682      361,048
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type IV
  (note 3)............................        20,061       19,248       18,635
                                        ------------  -----------  -----------
Net investment income (expense).......      (174,869)  (4,896,666)  (7,350,545)
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).............    62,362,096   35,813,367   59,273,825
 Unrealized appreciation (deprecia-
  tion) on investments................   163,992,838  142,877,179  309,685,852
 Capital gain distribution............     4,906,978    2,247,871          --
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments................   231,261,912  180,938,417  368,959,677
                                        ------------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................  $231,087,043  176,041,751  361,609,132
                                        ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                       Janus Aspen Series (continued)
                              --------------------------------------------------
                                           Flexible   International   Capital
                               Balanced     Income       Growth     Appreciation
                               Portfolio  Portfolio     Portfolio    Portfolio
                              ----------- ----------  ------------- ------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 7,970,337  3,387,191      230,552        79,084
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      724,446     84,668      201,248       280,059
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........    2,795,494    492,939    1,061,078     1,375,897
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      489,490     41,297       67,763       546,887
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........       15,454      5,523        4,306        15,737
                              ----------- ----------   ----------   -----------
Net investment income
 (expense)..................    3,945,453  2,762,764   (1,103,843)   (2,139,496)
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   13,526,836   (288,141)   6,798,898    12,257,740
 Unrealized appreciation
  (depreciation) on
  investments...............   55,762,394 (2,373,888)  68,867,033    88,365,393
 Capital gain distribution..          --     146,515          --        909,471
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on
 investments................   69,289,230 (2,515,514)  75,665,931   101,532,604
                              ----------- ----------   ----------   -----------
Increase (decrease) in net
 assets from operations.....  $73,234,683    247,250   74,562,088    99,393,108
                              =========== ==========   ==========   ===========

                                 Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                     Trust               Series Fund Inc.
                              -------------------  -----------------------------
                              Growth and Mid Cap   Strategic             Total
                                Income    Value      Bond     Investors  Return
                                 Fund      Fund      Fund       Fund      Fund
                              ---------- --------  ---------  --------- --------
Investment income:
 Income -- Ordinary
  Dividends.................    112,074   116,838   266,587     19,120    78,025
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      7,339    13,312     7,088      1,561     1,042
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     78,696    79,328    16,165      7,237    16,090
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      9,532    30,093    13,973     10,004     6,754
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........        497     2,096     1,648        174       711
                               --------  --------  --------    -------  --------
Net investment income
 (expense)..................     16,010    (7,991)  227,713        144    53,428
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...      9,945    40,722     1,001    (45,705)    1,801
 Unrealized appreciation
  (depreciation) on
  investments...............    215,378  (786,328) (204,979)    79,688  (108,299)
 Capital gain distribution..        --        --        --         --        --
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on
 investments................    225,323  (745,606) (203,978)    33,983  (106,498)
                               --------  --------  --------    -------  --------
Increase (decrease) in net
 assets from operations.....   $241,333  (753,597)   23,735     34,127   (53,070)
                               ========  ========  ========    =======  ========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          -------------------------------------------------------------------------------
                                  S&P 500
                                   Index                   Money Market               Total Return
                                    Fund                       Fund                       Fund
                          -------------------------  -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  -------------------------
                              1999         1998          1999         1998          1999         1998
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $ (1,684,431)    (394,895)   10,913,399    6,916,677       958,254    2,668,826
 Net realized gain
  (loss)................    30,003,910    8,830,544           (10)     545,381     1,021,209     (144,205)
 Unrealized appreciation
  (depreciation) on
  investments...........    47,259,421   35,731,485            10     (545,381)    5,281,350    5,408,858
 Capital gain distribu-
  tion..................     6,090,099    8,918,905           --           --      2,426,755          --
                          ------------  -----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from oper-
   ations...............    81,668,999   53,086,039    10,913,399    6,916,677     9,687,568    7,933,479
                          ------------  -----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........   150,605,950   53,735,217   455,850,801  103,629,024    20,100,592    7,103,374
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (1,914,921)  (1,018,619)   (6,110,039)  (4,961,886)     (782,405)    (336,462)
   Surrenders...........   (23,948,873) (11,869,972) (119,079,947) (46,255,514)   (5,649,875)  (3,264,071)
   Administrative
    expense (note 3)....      (346,732)    (193,962)     (308,122)    (222,910)      (83,454)     (63,853)
   Transfer gain (loss)
    and transfer fees...       957,648      623,320     5,822,636    6,222,666        67,204       76,515
   Capital contribution
    (withdrawal)........           --           --            --           --            --           --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    89,343,041   40,155,936    19,221,784   24,299,736    13,514,725    9,157,868
 Interfund transfers....    18,779,770   20,883,117  (140,405,301)   5,214,444        76,047      974,377
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   233,475,883  102,315,037   214,991,812   87,925,560    27,242,834   13,647,748
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   315,144,882  155,401,076   225,905,211   94,842,237    36,930,402   21,581,227
Net assets at beginning
 of year................   308,827,400  153,426,324   218,536,941  123,694,704    66,108,344   44,527,117
                          ------------  -----------  ------------  -----------  ------------  -----------
Net assets at end of
 year...................  $623,972,282  308,827,400   444,442,152  218,536,941   103,038,746   66,108,344
                          ============  ===========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------
                               International               Real Estate
                                   Equity                   Securities
                                    Fund                       Fund
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998         1999          1998
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (141,743)   1,294,582    1,007,263     1,409,122
 Net realized gain
  (loss)................     2,767,291      441,842   (2,823,490)     (878,569)
 Unrealized appreciation
  (depreciation) on
  investments...........     4,958,674    2,296,938    1,207,080   (12,908,191)
 Capital gain
  distribution..........     1,106,722          --        72,712     1,726,962
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from
 operations.............     8,690,944    4,033,362     (536,435)  (10,650,676)
                          ------------  -----------  -----------  ------------
From capital
 transactions:
 Net premiums...........     2,858,308      985,487    2,212,512     5,008,291
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (66,512)     (49,268)    (124,447)     (182,572)
   Surrenders...........      (545,373)    (558,600)  (2,167,345)   (1,142,178)
   Administrative
    expense (note 3)....       (12,619)     (13,254)     (24,242)      (30,467)
   Transfer gain (loss)
    and transfer fees...       108,529     (258,988)    (129,406)     (443,138)
   Capital contribution
    (withdrawal)........      (198,516)         --           --            --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     1,447,720    1,469,927    2,498,480     6,836,059
 Interfund transfers....       361,833   (1,665,448)  (7,573,589)   (5,533,571)
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........     3,953,370      (90,144)  (5,308,037)    4,512,424
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets.............    12,644,314    3,943,218   (5,844,472)   (6,138,252)
Net assets at beginning
 of year................    26,819,751   22,876,533   46,545,545    52,683,797
                          ------------  -----------  -----------  ------------
Net assets at end of
 year...................  $ 39,464,065   26,819,751   40,701,073    46,545,545
                          ============  ===========  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 GE Investments Funds, Inc. (continued)
                             --------------------------------------------------
                               Global Income Fund         Value Equity Fund
                             ------------------------- ------------------------
                             Year ended December 31,   Year ended December 31,
                             ------------------------- ------------------------
                                 1999         1998        1999         1998
                             ------------  ----------- -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................  $      4,058     504,065     (185,617)    (158,569)
 Net realized gain (loss)..      (134,013)     96,320    1,440,840      576,810
 Unrealized appreciation
  (depreciation) on invest-
  ments....................      (715,675)    337,555    5,153,071     (292,099)
 Capital gain distribu-
  tion.....................         4,146      22,214          --       929,149
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations....      (841,484)    960,154    6,408,294    1,055,291
                             ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums..............       298,133     600,772   21,173,356    9,579,320
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........           --          --      (219,644)     (25,562)
  Surrenders...............      (230,326)    (63,958)  (3,878,411)  (1,731,724)
  Administrative expense
   (note 3)................        (2,504)        --       (39,635)     (18,611)
  Transfer gain (loss) and
   transfer fees...........        41,185      (1,623)     (24,010)   1,014,745
  Capital contribution
   (withdrawal)............           --       45,130          --           --
 Transfers (to) from the
  Guarantee Account (note
  1).......................     1,130,309     986,575    9,162,615    8,817,658
 Interfund transfers.......    (1,065,929)  1,028,376    2,580,708    4,550,014
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions..............       170,868   2,595,272   28,754,979   22,185,840
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets....................      (670,616)  3,555,426   35,163,273   23,214,131
Net assets at beginning of
 year......................     9,670,724   6,115,298   39,141,139   15,900,008
                             ------------  ----------  -----------  -----------
Net assets at end of year..  $  9,000,108   9,670,724   74,304,412   39,114,139
                             ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------
                                                                 U.S.                 Premier
                                   Income                       Equity                Growth
                                    Fund                         Fund               Equity Fund
                          -------------------------  ---------------------------- ---------------
                                                                    Period from     Period from
                          Year ended December 31,     Year ended    May 4, 1998     May 5, 1999
                          -------------------------  December 31, to December 31, to December 31,
                              1999         1998          1999          1998            1999
                          ------------  -----------  ------------ --------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,829,233    1,286,221       (8,570)        9,991         (51,863)
 Net realized gain
  (loss)................      (265,204)     335,927      288,484         9,452         559,025
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,672,230)    (245,492)     816,588       153,754       2,049,497
 Capital gain distribu-
  tion..................        72,466      285,194    1,800,801        36,079         770,369
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from
 operations.............    (1,035,735)   1,661,850    2,897,303       209,276       3,327,028
                          ------------  -----------   ----------     ---------      ----------
From capital
 transactions:
 Net premiums...........     6,923,805    1,921,255   22,445,779       864,801      14,174,762
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......      (489,017)    (145,003)     (45,279)          --           (3,881)
   Surrenders...........    (2,870,344)  (1,961,475)    (528,852)       (8,236)       (153,976)
   Administrative ex-
    pense (note 3)......       (44,669)     (34,884)      (5,653)         (374)         (1,218)
   Transfer gain (loss)
    and transfer fees...        62,981     (172,635)     129,249         4,703         205,591
   Capital contribution
    (withdrawal)........           --           --           --            --              --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     8,054,862    4,132,905    6,635,234       500,876       1,787,824
 Interfund transfers....       (75,826)   6,911,104    5,339,842       629,934       7,975,066
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from capital
 transactions...........    11,561,792   10,651,267   33,970,320     1,991,704      23,984,168
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets.............    10,526,057   12,313,117   36,867,623     2,200,980      27,311,196
Net assets at beginning
 of year................    34,323,977   22,010,860    2,200,980           --              --
                          ------------  -----------   ----------     ---------      ----------
Net assets at end of
 year...................  $ 44,850,034   34,323,977   39,068,603     2,200,980      27,311,196
                          ============  ===========   ==========     =========      ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds
                          ----------------------------------------------------
                                                             Capital
                                    Bond                   Appreciation
                                  Fund/VA                    Fund/VA
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998          1999         1998
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............. $  2,159,731       67,918    (2,220,179)    (932,825)
 Net realized gain
  (loss).................     (367,634)     557,479     8,028,813   19,777,101
 Unrealized appreciation
  (depreciation) on
  investments............   (4,062,392)   1,205,533    64,932,288      922,343
 Capital gain
  distribution...........      306,119      628,926     7,443,892   13,330,660
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations..............   (1,964,176)   2,459,856    78,184,814   33,097,279
                          ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums............   12,174,256    6,231,291    23,530,758   17,725,498
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits........     (689,793)    (410,382)   (1,199,344)    (894,216)
   Surrenders............   (5,269,460)  (4,432,337)  (14,095,955)  (9,299,680)
   Administrative expense
    (note 3).............      (69,547)     (55,996)     (221,476)    (184,119)
   Transfer gain (loss)
    and transfer fees....     (235,556)     (86,859)       87,768       (3,882)
 Transfers (to) from the
  Guarantee Account (note
  1).....................   13,999,173    8,638,887    14,646,072   17,267,813
 Interfund transfers.....   (4,224,435)  10,655,917    (8,629,648)  (7,357,815)
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions............   15,684,638   20,540,521    14,118,175   17,253,599
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets..............   13,720,462   23,000,377    92,302,989   50,350,878
Net assets at beginning
 of year.................   62,746,060   39,745,683   189,366,694  139,015,816
                          ------------  -----------  ------------  -----------
Net assets at end of
 year.................... $ 76,466,522   62,746,060   281,669,683  189,366,694
                          ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------------------
                                 Aggressive                    High                    Multiple
                                   Growth                     Income                  Strategies
                                   Fund/VA                    Fund/VA                   Fund/VA
                          --------------------------  ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------  ------------------------  ------------------------
                              1999          1998         1999         1998         1999         1998
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,119,024)  (2,113,073)   9,391,426    1,269,071    1,728,011     (243,868)
 Net realized gain
  (loss)................     43,460,518   19,896,478   (2,467,228)     (99,049)   1,998,615    1,712,582
 Unrealized appreciation
  (depreciation) on
  investments...........    120,804,294     (396,149)  (1,860,876)  (7,301,468)     249,173   (1,662,556)
 Capital gain
  distribution..........            --     5,372,387          --     4,091,636    3,958,345    4,043,187
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    161,145,788   22,759,643    5,063,322   (2,039,810)   7,934,144    3,849,345
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     13,548,977    9,377,106   14,520,822   13,886,757    5,277,206    5,911,134
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......     (1,088,159)    (796,601)  (1,064,649)  (1,060,654)    (560,764)    (527,685)
   Surrenders...........    (20,015,823) (11,332,990) (13,777,348) (10,775,891)  (7,655,266)  (6,115,145)
   Administrative ex-
    pense
    (note 3)............       (320,865)    (280,687)    (181,388)    (189,819)    (112,560)    (118,214)
   Transfer gain (loss)
    and
    transfer fees.......        978,941   (1,028,582)    (340,605)    (612,294)    (334,258)    (298,427)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............      5,300,960   11,708,764   13,711,757   20,861,727    4,683,850    8,281,940
 Interfund transfers....    (19,243,413) (20,227,182) (14,458,320)  (4,351,060)  (8,149,619)  (3,251,940)
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (20,839,382) (12,580,172)  (1,589,731)  17,758,766   (6,851,411)   3,881,663
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    140,306,406   10,179,471    3,473,591   15,718,956    1,082,733    7,731,008
Net assets at beginning
 of year................    218,026,707  207,847,236  164,004,582  148,285,626   79,754,561   72,023,553
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $ 358,333,113  218,026,707  167,478,173  164,004,582   80,837,294   79,754,561
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          -----------------------------------------------------------------------------
                          Equity-Income Portfolio       Growth Portfolio         Overseas Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    944,026      365,176   (5,548,208)  (2,577,337)     211,935      761,025
 Net realized gain
  (loss)................    32,608,373   40,058,923   40,501,315   17,030,101   22,135,968   12,998,779
 Unrealized appreciation
  (depreciation) on
  investments...........   (23,171,445)  (9,194,909)  83,757,029   58,825,099   16,842,471   (6,292,784)
 Capital gain
  distribution..........    22,604,590   31,355,502   46,850,486   41,858,263    2,564,494    6,294,605
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    32,985,544   62,584,692  165,560,622  115,136,126   41,754,868   13,761,625
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    55,451,274   46,774,052  102,689,652   15,214,848    5,626,757    1,843,855
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (3,558,664)  (3,800,272)  (2,182,323)  (2,191,698)    (566,490)    (439,740)
   Surrenders...........   (58,264,096) (39,388,010) (50,608,296) (23,927,419) (11,598,256)  (6,306,537)
   Administrative
    expense (note 3)....      (810,775)    (787,804)    (662,552)    (510,394)    (182,204)    (183,116)
   Transfer gain (loss)
    and transfer fees...      (463,678)  (4,002,591)    (193,058)  (1,467,259)     691,511   (1,416,329)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    32,482,731   49,734,168   27,141,802    9,000,692    1,257,466    2,209,192
 Interfund transfers....   (59,307,860) (32,464,680)  13,823,927   (8,701,771) (10,841,539) (14,310,296)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (34,471,068)  16,064,863   90,009,152  (12,583,001) (15,612,755) (18,602,971)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    (1,485,524)  78,649,555  255,569,774  102,553,125   26,142,113   (4,841,346)
Net assets at beginning
 of year................   692,232,327  613,582,772  417,566,732  315,013,607  103,463,275  108,304,621
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $690,746,803  692,232,327  673,136,506  417,566,732  129,605,388  103,463,275
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund II
                            ---------------------------------------------------
                            Asset Manager Portfolio     Contrafund Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ 10,625,511    9,625,658   (3,779,196)  (1,952,491)
 Net realized gain (loss)
  ........................    16,067,053   12,994,733   24,922,273   14,314,697
 Unrealized appreciation
  (depreciation) on
  investments.............    (2,840,015)  (5,404,033)  55,449,896   47,868,379
 Capital gain
  distribution............    20,776,345   45,774,419   12,495,419   12,625,996
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    44,628,894   62,990,777   89,088,392   72,856,581
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    14,653,091   10,264,331   82,802,444   25,285,801
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........    (2,929,710)  (2,712,196)  (1,793,088)  (1,246,412)
  Surrenders..............   (65,155,121) (43,729,546) (26,567,889) (13,148,361)
  Administrative expense
   (note 3)...............    (1,071,066)  (1,091,339)    (379,551)    (296,892)
  Transfer gain (loss) and
   transfer fees..........    (2,618,892)  (6,077,325)  (2,525,155)    (122,549)
 Transfers (to) from
  Guarantee Account
  (note 1)................     9,583,071    9,427,060   32,522,703   25,805,412
 Interfund transfers......   (21,111,137) (12,459,422)   4,661,245   (7,547,010)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   (68,649,764) (46,378,437)  88,720,709   28,729,989
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   (24,020,870)  16,612,340  177,809,101  101,586,570
Net assets at beginning of
 year.....................   500,487,152  483,874,812  343,723,966  242,137,396
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $476,466,282  500,487,152  521,533,067  343,723,966
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund III
                            ---------------------------------------------------
                                Growth & Income         Growth Opportunities
                                   Portfolio                 Portfolio
                            ------------------------  -------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  -------------------------
                                1999         1998         1999         1998
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (868,119)   (420,269)     (495,856)    (241,549)
 Net realized gain
  (loss)..................     3,957,786     983,225     2,346,277      378,467
 Unrealized appreciation
  (depreciation) on
  investments.............     2,814,926   7,912,728      (404,266)   6,815,534
 Capital gain
  distribution............       785,993     102,863     1,053,105      739,930
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from operations...     6,690,586   8,578,547     2,499,260    7,692,382
                            ------------  ----------  ------------  -----------
From capital transactions:
 Net premiums.............    37,343,267  13,303,380    31,843,565   10,151,968
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........      (452,650)   (688,026)     (291,426)    (104,398)
  Surrenders..............    (4,513,761) (1,264,908)   (4,617,789)  (1,515,091)
  Administrative expense
   (note 3)...............       (71,973)    (29,641)      (57,526)     (29,463)
  Transfer gain (loss) and
   transfer fees..........       351,485     732,615       253,392      483,076
 Transfers (to) from
  Guarantee Account (note
  1)......................    24,539,942  10,185,026    15,970,057   10,705,328
 Interfund transfers......      (525,341) 10,322,368     1,492,494    9,164,481
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............    56,670,969  32,560,814    44,592,767   28,855,901
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets...................    63,361,555  41,139,361    47,092,027   36,548,283
Net assets at beginning of
 year.....................    56,847,583  15,708,222    53,636,058   17,087,775
                            ------------  ----------  ------------  -----------
Net assets at end of
 year.....................  $120,209,138  56,847,583   100,728,085   53,636,058
                            ============  ==========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Federated Insurance Series
                          ------------------------------------------------------------------------
                                 American                High Income
                                  Leaders                   Bond                   Utility
                                  Fund II                  Fund II                 Fund II
                          ------------------------  ----------------------  ----------------------
                                                     Year ended December     Year ended December
                          Year ended December 31,            31,                     31,
                          ------------------------  ----------------------  ----------------------
                              1999         1998        1999        1998        1998        1996
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (513,220)   (550,126)  3,467,372     377,590     481,654    (182,451)
 Net realized gain
  (loss)................     1,360,681   1,333,508  (1,194,670)    901,146   1,236,132   1,730,044
 Unrealized appreciation
  (depreciation) on
  investments...........    (4,248,287)  4,019,536  (1,948,643)   (615,798) (3,774,428)  1,205,055
 Capital gain
  distribution..........     7,121,918   2,704,294     372,335     273,209   2,310,160   1,841,863
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     3,721,092   7,507,212     696,394     936,147     253,518   4,594,511
                          ------------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    21,419,498  17,174,298  12,914,758   7,609,375   9,759,421   5,300,423
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......      (221,728)   (702,585)   (245,085)   (420,052)   (562,420)   (295,533)
   Surrenders...........    (5,313,269) (2,256,129) (3,914,221) (3,031,255) (3,154,249) (1,872,219)
   Administrative
    expense (note 3)....       (77,785)    (47,545)    (43,801)    (34,940)    (45,364)    (36,851)
   Transfer gain (loss)
    and transfer fees...       (56,238)    404,576         989     650,014    (154,923)   (738,016)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    15,009,686  15,132,233  11,169,833  12,815,682  10,141,825   5,791,377
 Interfund transfers....    (7,715,367)  2,109,439  (5,891,810) (1,253,689) (2,728,703)  2,670,259
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    23,044,797  31,814,287  13,990,663  16,335,135  13,255,587  10,819,440
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............    26,765,889  39,321,499  14,687,057  17,271,282  13,509,105  15,413,951
Net assets at beginning
 of year................    74,215,225  34,893,726  52,466,629  35,195,347  45,811,845  30,397,894
                          ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $100,981,114  74,215,225  67,153,686  52,466,629  59,320,950  45,811,845
                          ============  ==========  ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Alger American Fund
                            --------------------------------------------------
                             Small Capitalization
                                   Portfolio             Growth Portfolio
                            ------------------------  ------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  ------------------------
                                1999         1998        1999         1998
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ (1,348,858) (1,053,686)  (2,681,920)    (966,536)
 Net realized gain
  (loss)..................     4,496,020     411,066   16,000,254    4,172,054
 Unrealized appreciation
  (depreciation) on in-
  vestments...............    25,658,694   2,406,527   34,200,259   20,408,775
 Capital gain distribu-
  tion....................    11,288,748  10,556,556   16,366,607   13,947,299
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    40,094,604  12,320,463   63,885,200   37,561,592
                            ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............    18,801,609   6,622,636   92,259,433   11,725,922
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (420,284)   (459,998)  (1,648,447)    (663,235)
   Surrenders.............    (7,370,878) (3,709,013) (13,584,719)  (5,345,156)
   Administrative expense
    (note 3)..............       (95,877)    (83,804)    (148,219)     (89,422)
   Transfer gain (loss)
    and transfer fees.....       339,009     246,716      622,265      (10,013)
 Transfers (to) from the
  Guarantee Account (note
  1)......................     7,500,439   8,384,117   26,764,387    9,961,009
 Interfund transfers......    (9,144,368) (2,794,548)  22,462,752    6,706,761
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     9,609,650   8,206,106  126,727,452   22,285,866
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets...................    49,704,254  20,526,569  190,612,652   59,847,458
Net assets at beginning of
 year.....................    94,354,259  73,827,690  132,001,271   72,153,813
                            ------------  ----------  -----------  -----------
Net assets at end of
 year.....................  $144,058,513  94,354,259  322,613,923  132,001,271
                            ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     PBHG Insurance Series Fund, Inc.
                               -----------------------------------------------
                                        PBHG                    PBHG
                                     Large Cap                Growth II
                                  Growth Portfolio            Portfolio
                               -----------------------  ----------------------
                                Year ended December      Year ended December
                                        31,                      31,
                               -----------------------  ----------------------
                                  1999         1998        1999        1998
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................... $  (183,335)   (106,500)   (211,133)   (119,244)
 Net realized gain (loss).....   1,293,989     282,909   2,553,635    (281,878)
 Unrealized appreciation (de-
  preciation) on investments..   7,139,998   2,025,080  11,061,365   1,029,558
 Capital gain distribution....         --          --          --          --
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from operations.......   8,250,652   2,201,489  13,403,867     628,436
                               -----------  ----------  ----------  ----------
From capital transactions:
 Net premiums.................   1,893,719   2,342,871   2,634,384   1,855,144
 Transfers (to) from the gen-
  eral account of GE Life and
  Annuity:
  Death benefits..............    (120,414)    (42,994)    (31,216)   (117,890)
  Surrenders..................  (2,112,511)   (588,848) (1,282,939)   (409,105)
  Administrative expense (note
   3).........................     (13,054)     (7,464)    (13,646)     (8,868)
  Transfer gain (loss) and
   transfer fees..............       8,735      40,495      92,029      27,528
 Transfers (to) from the
  Guarantee Account (note 1)     2,244,446   2,026,921   1,647,321   2,485,422
 Interfund transfers..........   1,070,497   1,290,849   5,263,684    (477,840)
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from capital
 transactions.................   2,971,418   5,061,830   8,309,617   3,354,391
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets.......................  11,222,070   7,263,319  21,713,484   3,982,827
Net assets at beginning of
 year.........................  11,981,586   4,718,267  10,934,767   6,951,940
                               -----------  ----------  ----------  ----------
Net assets at end of year..... $23,203,656  11,981,586  32,648,251  10,934,767
                               ===========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                            ---------------------------------------------------
                                   Aggressive
                                     Growth                    Growth
                                   Portfolio                  Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (174,869)  (1,431,833)  (4,896,666)   6,056,709
 Net realized gain
  (loss)..................    62,362,096   11,413,034   35,813,367   11,096,226
 Unrealized appreciation
  (depreciation) on
  investments.............   163,992,838   24,333,274  142,877,179   56,452,101
 Capital gain
  distribution............     4,906,978          --     2,247,871    7,613,462
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............   231,087,043   34,314,475  176,041,751   81,218,498
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    82,694,488    4,886,885  129,921,095   19,968,429
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (693,006)    (815,476)  (2,337,901)  (1,360,596)
   Surrenders.............   (14,862,560)  (5,681,643) (28,100,426) (11,799,421)
   Administrative expense
    (note 3)..............      (206,645)    (120,730)    (458,087)    (317,146)
   Transfer gain (loss)
    and transfer fees.....    (5,761,812)    (352,260)     893,020     (691,664)
 Transfers (to) from the
  Guarantee Account (note
  1)......................    14,163,240    4,693,626   37,755,657   19,406,972
 Interfund transfers......    74,808,346   (8,460,504)  42,077,065    3,890,833
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   150,142,051   (5,850,102) 179,750,423   29,097,407
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   381,229,094   28,464,373  355,792,174  110,315,905
Net assets at beginning of
 year.....................   134,279,495  105,815,122  334,384,822  224,068,917
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $515,508,589  134,279,495  690,176,996  334,384,822
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          -----------------------------------------------------------------------------
                                 Worldwide                                            Flexible
                                   Growth                   Balanced                   Income
                                 Portfolio                  Portfolio                 Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ (7,350,545)   6,523,226    3,945,453    3,182,878    2,762,764    1,259,217
 Net realized gain
  (loss)................    59,273,825   46,111,510   13,526,836    3,053,389     (288,141)     222,001
 Unrealized appreciation
  (depreciation) on
  investments...........   309,685,852   41,481,543   55,762,394   28,743,051   (2,373,888)      30,008
 Capital gain
  distribution..........           --     4,933,615          --       722,300      146,515       66,130
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............   361,609,132   99,049,894   73,234,683   35,701,618      247,250    1,577,356
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........   103,924,205   44,526,187  123,717,725   24,644,401   12,258,667    4,066,867
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (2,973,664)  (1,373,901)  (1,474,438)    (857,556)    (202,784)     (36,188)
   Surrenders...........   (40,772,035) (19,617,340) (20,730,548)  (9,165,787)  (2,936,151)    (813,459)
   Administrative
    expense (note 3)....      (619,954)    (469,515)    (267,776)    (138,515)     (34,631)     (21,644)
   Transfer gain (loss)
    and transfer fees...       934,945      125,152      456,442    1,031,515     (128,719)     453,024
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    51,917,924   41,574,483   78,194,170   24,485,481   13,890,840    7,043,148
 Interfund transfers....     5,019,615     (124,706)  32,520,849   21,236,757      312,624    6,439,490
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   117,431,036   64,640,360  212,416,424   61,236,296   23,159,846   17,131,238
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   479,040,168  163,690,254  285,651,107   96,937,914   23,407,096   18,708,594
Net assets at beginning
 of year................   508,816,336  345,126,082  174,576,149   77,638,235   33,045,345   14,336,751
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $987,856,504  508,816,336  460,227,256  174,576,149   56,452,441   33,045,345
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series (continued)
                             -------------------------------------------------
                              International Growth      Capital Appreciation
                                    Portfolio                Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 1999         1998        1999         1998
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $ (1,103,843)    285,215   (2,139,496)   (129,163)
 Net realized gain (loss)...    6,798,898   7,205,182   12,257,740     336,728
 Unrealized appreciation
  (depreciation) on
  investments...............   68,867,033   1,486,427   88,365,393   7,532,890
 Capital gain distribution..          --      168,340      909,471         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   74,562,088   9,145,164   99,393,108   7,740,455
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   19,686,581   7,538,624  136,931,557   8,764,540
 Transfers (to) from the
  general account of GE Life
  and Annuity:
  Death benefits............     (397,836)   (372,667)  (1,194,716)    (52,380)
  Surrenders................   (5,164,544) (2,368,354)  (7,042,061)   (765,563)
  Administrative expense
   (note 3).................      (84,094)    (70,684)     (94,871)    (11,745)
  Transfer gain (loss) and
   transfer fees............       96,657      74,891      280,719     485,206
 Transfer (to) from the
  Guarantee Account (note
  1)........................    8,757,358  10,288,178   34,911,459   4,797,081
 Interfund transfers........    9,262,544  (1,419,705)  67,308,216  15,456,302
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   32,156,666  13,670,283  231,100,303  28,673,441
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................  106,718,754  22,815,447  330,493,411  36,413,896
Net assets at beginning of
 year.......................   77,481,173  54,665,726   39,083,471   2,669,575
                             ------------  ----------  -----------  ----------
Net assets at end of year... $184,199,927  77,481,173  369,576,882  39,083,471
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Goldman Sachs
                                             Variable Insurance
                                                    Trust
                             ----------------------------------------------------
                                    Growth and                   Mid Cap
                                      Income                      Value
                                       Fund                       Fund
                             -------------------------- -------------------------
                                           Period from               Period from
                                             May 12,                    May 8,
                              Year ended     1998 to     Year ended    1998 to
                             December 31,  December 31, December 31, December 31,
                                 1999          1998         1999         1998
                             ------------  ------------ ------------ ------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................  $    16,010       20,010        (7,991)     12,176
 Net realized gain (loss)..        9,945      (32,043)       40,722     (72,641)
 Unrealized appreciation
  (depreciation) on
  investments..............      215,378       40,081      (786,328)     12,789
 Capital gain
  distribution.............          --           --            --          --
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from operations....      241,333       28,048      (753,597)    (47,676)
                             -----------    ---------    ----------   ---------
From capital transactions:
 Net premiums..............    3,188,933    1,873,044     7,662,493   1,653,452
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........          --           --        (44,741)        --
  Surrenders...............     (312,406)     (42,593)     (399,418)    (42,773)
  Administrative expense
   (note 3)................       (5,657)        (447)       (6,665)       (527)
  Transfer gain (loss) and
   transfer fees...........      (17,014)      89,687       129,599     (48,872)
 Transfer (to) from the
  Guarantee Account (note
  1).......................    2,602,797    1,085,095     3,097,131   1,327,515
 Interfund transfers.......      238,136    1,229,734     3,205,503     782,072
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from capital
 transactions..............    5,694,789    4,234,520    13,643,902   3,670,867
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets....................    5,936,122    4,262,568    12,890,305   3,623,191
Net assets at beginning of
 year......................    4,262,568          --      3,623,191         --
                             -----------    ---------    ----------   ---------
Net assets at end of year..  $10,198,690    4,262,568    16,513,496   3,623,191
                             ===========    =========    ==========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Salomon Brothers Variable Series Fund Inc.
                          -----------------------------------------------------------------------------
                                  Strategic                                             Total
                                    Bond                    Investors                  Return
                                    Fund                      Fund                      Fund
                          ------------------------- ------------------------- -------------------------
                                       Period from               Period from               Period from
                                       October 22,               November 27,              October 30,
                           Year ended    1998 to     Year ended    1998 to     Year ended    1998 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              1999         1998         1999         1998         1999         1998
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  227,713      5,736           144          40        53,428       4,787
 Net realized gain
  (loss)................        1,001        322       (45,705)        --          1,801           1
 Unrealized appreciation
  (depreciation) on
  investments...........     (204,979)    (4,823)       79,688         321      (108,299)     (2,958)
 Capital gain
  distribution..........          --         121           --          --            --        1,011
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from
 operations.............       23,735      1,356        34,127         361       (53,070)      2,841
                           ----------    -------     ---------      ------     ---------     -------
From capital
 transactions:
 Net premiums...........    2,763,150     19,355     2,330,816       9,900     1,867,404     168,401
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (10,950)       --            --          --            --          --
  Surrenders............     (107,247)       --        (29,589)        --        (26,394)        (16)
  Administrative expense
   (note 3).............       (1,739)       (17)         (405)         (3)       (1,097)        --
  Transfer gain (loss)
   and transfer fees....       (3,392)       (48)       39,941         123           741         140
 Transfer (to) from the
  Guarantee Account
  (note 1)..............    1,179,490     14,903       425,716         606     1,001,197      14,269
 Interfund transfers....    1,352,931     96,473       980,314         --        118,197     158,086
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from capital
 transactions...........    5,172,243    130,666     3,746,793      10,626     2,960,048     340,880
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets.............    5,195,978    132,022     3,780,920      10,987     2,906,978     343,721
Net assets at beginning
 of year................      132,022        --         10,987         --        343,721         --
                           ----------    -------     ---------      ------     ---------     -------
Net assets at end of
 year...................   $5,328,000    132,022     3,791,907      10,987     3,250,699     343,721
                           ==========    =======     =========      ======     =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account 4 (the Account), formerly Life of Virginia Separate Account 4, is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June 1999, a new investment subdivision was added to the Account for all types of units (see Note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investment Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc.

  In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value Fund (formerly known as the Mid Cap Equity Fund) and Growth and Income Fund each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are four unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type III units are eligible for up to a 4% bonus credit and are sold under policy form P1152 and began sales in the first quarter of 1999. Type IV unit sales are sold under Policy Form P1151 and began sales in the second quarter of 1999.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (b) Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999 were:

                                                      Cost of        Proceeds
                                                       Shares          from
Fund/Portfolio                                        Acquired     Shares Sold
--------------                                     -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund............................... $  479,953,109    240,675,116
 Money Market Fund................................  2,709,722,205  2,475,380,915
 Total Return Fund................................     51,675,569     21,161,494
 International Equity Fund........................     58,643,467     54,760,704
 Real Estate Securities Fund......................     10,713,861     15,004,297
 Global Income Fund...............................      6,954,217      7,026,889
 Value Equity Fund................................     54,346,586     25,721,299
 Income Fund......................................     29,457,972     16,007,415
 U.S. Equity Fund.................................     43,581,601      7,797,307
 Premier Growth Equity Fund.......................     38,883,748     14,367,536
Oppenheimer Variable Account Funds:
 Bond Fund/VA.....................................     45,060,045     26,657,558
 Aggressive Growth Fund/VA........................    197,174,231    222,386,370
 Capital Appreciation Fund/VA.....................     71,654,277     52,761,076
 High Income Fund/VA..............................     92,366,718     84,579,951
 Multiple Strategies Fund/VA......................     23,029,714     24,055,134
Variable Insurance Products Fund:
 Equity-Income Portfolio..........................    179,598,082    191,780,961
 Growth Portfolio.................................    297,222,394    166,464,545
 Overseas Portfolio...............................    631,917,400    655,516,215
Variable Insurance Products Fund II:
 Asset Manager Portfolio..........................     89,283,720    126,101,734
 Contrafund Portfolio.............................    201,949,816    105,373,757
Variable Insurance Products Fund III:
 Growth & Income Portfolio........................    101,691,761     44,939,988
 Growth Opportunties Portfolio....................     74,653,003     29,331,119
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...........................      8,838,178      3,077,278
 Mid Cap Value Fund...............................     24,173,203     10,663,003
Janus Aspen Series:
 Aggressive Growth Portfolio......................    407,424,565    246,382,506
 Growth Portfolio.................................    297,235,227    120,740,868
 Worldwide Growth Portfolio.......................    352,769,148    245,642,656
 Balanced Portfolio...............................    308,476,408     91,408,986
 Flexible Income Portfolio........................     50,727,756     24,540,205

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                          Cost of     Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                          ------------ -----------
 International Growth Portfolio........................ $104,597,851  73,668,969
 Capital Appreciation Portfolio........................  342,016,654 110,984,538
Federated Insurance Series:
 Utility Fund II.......................................   32,061,371  16,065,087
 High Income Bond Fund II..............................  100,193,253  81,675,988
 American Leaders Fund II..............................   61,138,187  31,509,097
The Alger American Fund:
 Small Capitalization Portfolio........................  206,574,736 187,536,157
 Growth Portfolio......................................  278,969,806 138,086,817
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.......................   10,200,499   7,400,345
 PBHG Growth II Portfolio..............................   19,335,309  11,354,160
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund...................................    6,599,848   1,173,721
 Investors Fund........................................    5,284,092   1,562,172
 Total Return Fund.....................................    4,562,928   1,541,701

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for Types I, II, III and IV from capital transactions for the years or periods ended December 31, 1999 and 1998 are as follows:

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
Type I Units:            ---------  ----------  -------  ------------- -----------
Units outstanding at
 December 31, 1997......   918,847   3,512,260  631,828     181,530      353,450
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    43,692   3,088,601    8,156      37,608      139,356
 Transfers (to) from the
  general account
  of GE Life & Annuity:
   Death benefits.......    (4,853)    (89,832)  (2,466)       (463)      (1,816)
   Surrenders...........   (75,788) (2,689,646) (56,739)    (24,253)     (85,757)
   Cost of insurance and
    administrative
    expenses............    (2,222)    (13,914)  (1,299)       (767)      (3,200)
 Transfers (to) from the
  Guarantee Account.....    44,702     269,329    8,553      14,103      112,800
 Interfund transfers....   172,435   1,145,551   (3,122)    (46,225)    (198,141)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   177,966   1,710,089  (46,917)    (19,997)     (36,758)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349  584,911     161,533      316,692
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    26,703     759,952    3,914       4,903        4,743
 Transfers (to) from the
  general account
  of GE Life & Annuity:
    Death benefits......    (2,575)    (38,073)  (6,637)       (820)        (798)
    Surrenders..........   (92,539) (2,984,885) (69,560)    (18,356)     (28,756)
    Cost of insurance
     and administrative
     expenses...........    (1,912)     (9,559)  (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666   11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824   (9,232)     54,195      (78,972)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925  (71,190)     42,005      (98,473)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274  513,721     203,538      218,219
                         =========  ==========  =======     =======     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Global    Value               U.S.       Premier
                            Income   Equity    Income    Equity   Growth Equity
                             Fund     Fund      Fund      Fund        Fund
Type I Units:               -------  -------  ---------  -------  -------------
Units outstanding at
 December 31, 1997.........  12,950  177,211  1,295,638      --         --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............   3,542   73,340     14,672    2,951        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --      (261)    (5,419)     --         --
  Surrenders...............  (3,547) (33,659)   (93,554)     (67)       --
  Cost of insurance and
   administrative
   expenses................     (80)  (1,036)    (1,780)     (24)       --
 Transfers (to) from the
  Guarantee Account........   8,901   54,595     34,085      660        --
 Interfund transfers.......  24,866  115,186     89,003   22,607        --
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............  33,682  208,165     37,007   26,127        --
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1998.........  46,632  385,376  1,332,645   26,127        --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............     316   59,988      7,628   19,691      1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --    (5,314)   (28,458)     --         --
  Surrenders............... (11,174) (63,009)  (154,718) (12,593)    (2,995)
  Cost of insurance and
   administrative
   expenses................    (106)    (667)    (2,892)    (127)       (39)
 Transfers (to) from the
  Guarantee Account........    (322)  11,639     33,529    2,525      3,139
 Interfund transfers.......  15,435   31,733    (63,546)  47,268     45,113
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............   4,149   34,370   (208,457)  56,764     46,603
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1999.........  50,781  419,746  1,124,188   82,891     46,603
                            =======  =======  =========  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                   Aggressive    Capital      High      Multiple
                           Bond      Growth    Appreciation  Income    Strategies
                         Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type I Units:            --------  ----------  ------------ ---------  ----------
Units outstanding at
 December 31, 1997......  929,630  2,591,419    1,291,813   1,869,843  1,553,549
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   74,703     19,338       34,584      31,959     40,822
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  (15,395)    (5,238)      (2,748)    (10,837)    (8,380)
   Surrenders........... (407,204)  (170,429)    (110,751)   (182,095)  (161,263)
   Cost of insurance and
    administrative
    expenses............   (5,618)    (5,190)      (2,659)     (4,385)    (3,584)
 Transfers (to) from the
  Guarantee Account.....   81,767     15,924       19,698      51,660     19,533
 Interfund transfers....  257,976   (101,296)     (56,877)    (97,711)   (96,211)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  (13,771)  (246,891)    (118,753)   (211,409)  (209,083)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  915,859  2,344,528    1,173,060   1,658,434  1,344,466
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723      8,891        9,743       6,374      5,456
 Loan interest..........      --         --           --          --         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (1,308)    (5,005)      (5,270)    (15,916)   (12,309)
   Surrenders........... (131,944)  (252,917)    (131,083)   (219,777)  (185,583)
   Cost of insurance and
    administrative
    expenses............   (2,123)    (4,988)      (2,494)     (3,586)    (2,994)
  Transfers (to) from
   the Guarantee
   Account..............   31,638     (1,082)       4,151       8,252      4,406
  Interfund transfers...  (60,601)  (284,897)     (90,649)   (188,252)  (102,355)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)  (539,998)    (215,602)   (412,905)  (293,379)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244  1,804,530      957,458   1,245,529  1,051,087
                         ========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance       Variable Insurance
                                      Fund                   Products Fund II         Products Fund III
                         --------------------------------  ----------------------  ------------------------
                          Equity -                           Asset                 Growth &      Growth
                           Income     Growth    Overseas    Manager    Contrafund   Income    Opportunities
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
Type I Units             ----------  ---------  ---------  ----------  ----------  ---------  -------------
Units outstanding at
 December 31, 1997......  6,589,338  4,467,825  3,398,260  17,101,510  3,296,201    294,329      341,417
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     92,608     28,017     20,092      71,298     74,775     36,361       51,350
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (21,942)   (20,703)    (8,411)    (86,711)    (3,720)       --           --
   Surrenders...........   (584,254)  (406,572)  (201,390) (1,581,072)  (275,339)   (33,956)     (51,341)
   Cost of insurance and
    administrative
    expenses............    (14,640)    (9,624)    (6,558)    (41,759)    (6,747)    (1,229)      (1,181)
 Transfers (to) from the
  Guarantee Account.....     51,832      6,585     16,016      16,975     48,507     44,357       39,391
 Interfund transfers....   (359,182)   (96,107)  (404,695)   (645,083)   (51,589)   411,418      215,578
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (835,578)  (498,404)  (584,946) (2,266,352)  (214,113)   456,951      253,797
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088    751,280      595,214
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968     18,249       62,572
 Loan interest..........        --         --         --          --         --         --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)    (4,731)        (538)
   Surrenders...........   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)   (73,634)    (116,547)
   Cost of insurance and
    administrative
    expenses............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)    (1,662)      (1,314)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652     36,628       14,682
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)  (107,315)     (28,688)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)  (132,465)     (69,833)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253    618,815      525,381
                         ==========  =========  =========  ==========  =========   ========     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                      PBHG Insurance
                          Federated Insurance Series       Alger American Fund      Series Fund, Inc.
                         ------------------------------  ------------------------  --------------------
                         American     High                   Small                 PBHG Large   PBHG
                         Leaders   Income Bond Utility   Capitalization  Growth    Cap Growth Growth II
                         Fund II     Fund II   Fund II     Portfolio    Portfolio  Portfolio  Portfolio
Type I Units:            --------  ----------- --------  -------------- ---------  ---------- ---------
Units outstanding at
 December 31, 1997...... 361,619     456,124    485,332    1,325,070    1,022,514    55,997     76,611
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums...........  49,226     (16,663)    (2,080)     429,477       25,796    12,832     43,391
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     --        1,444        816         (384)      (6,748)      --         --
   Surrenders........... (38,733)     22,376      6,445      (28,813)    (101,948)  (13,525)    (2,223)
   Cost of insurance and
    administrative
    expenses............  (1,089)        466        179       (1,249)      (2,260)     (192)      (222)
 Transfers (to) from the
  Guarantee Account.....  23,362     (25,648)    (2,909)      27,106       20,996     8,053      7,385
 Interfund transfers....  86,081      33,576     (9,318)     (17,778)     203,074    34,878     (2,510)
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions........... 118,847      15,551     (6,867)     408,359      138,910    42,046     45,821
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1998...... 480,466     471,675    478,465    1,733,429    1,161,424    98,043    122,432
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums........... (22,424)     23,352      8,540        8,057       65,273     4,242      4,265
 Loan interest..........     --          --         --           --           --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     642         --        (616)        (333)      (7,424)      --         --
   Surrenders...........  61,366     (66,408)   (58,803)    (168,826)    (220,228)  (11,876)   (13,149)
   Cost of insurance and
    administrative
    expenses............   1,380        (837)    (1,105)      (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account..... (21,326)      5,873      1,829        6,564       21,695     1,395      2,631
 Interfund transfers.... (25,993)     16,788    (64,401)    (485,936)     220,662    40,768    110,913
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions...........  (6,355)    (21,232)  (114,556)    (643,426)      76,102    34,300    104,270
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1999...... 474,111     450,443    363,909    1,090,003    1,237,526   132,343    226,702
                         =======     =======   ========    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type I Units:            ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1997...... 1,817,576   4,505,765  4,938,272  2,481,552   280,878    1,004,669       49,257
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,545      85,570    235,218    127,113    37,137       55,993      124,428
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,425)    (16,960)   (17,077)   (16,246)   (1,939)      (2,564)         --
   Surrenders...........  (137,584)   (306,115)  (371,035)  (424,576)  (20,362)     (67,352)      (9,789)
   Cost of insurance and
    administrative
    expenses............    (3,687)    (10,854)   (11,204)    (6,797)     (928)      (2,002)        (416)
 Transfers (to) from the
  Guarantee Account.....    13,161      60,329     69,943    102,984    62,318       28,874       11,707
 Interfund transfers....  (145,916)    (10,306)    50,630    652,003   195,121       35,806      331,630
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........  (265,906)   (198,336)   (43,525)   434,481   271,347       48,755      457,560
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1998...... 1,551,670   4,307,429  4,894,747  2,916,033   552,225    1,053,424      506,817
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,117      66,898     87,098     41,784    38,041       20,440      112,397
 Loan interest..........       --          --         --         --        --           --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (5,060)    (24,078)   (19,731)   (10,763)      --        (5,129)        (829)
   Surrenders...........  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)    (170,441)    (110,831)
   Cost of insurance and
    administrative
    expenses............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)      (2,552)      (2,368)
 Transfers (to) from the
  Guarantee Account.....     6,581      22,989      9,986     47,747    67,950       14,917       18,113
 Interfund transfers....   377,943     217,716   (110,764)   206,259   (53,874)      39,313      600,874
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   238,158    (167,917)  (580,370)  (119,857)  (37,584)    (103,452)     617,356
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,789,828   4,139,512  4,314,377  2,796,176   514,641      949,972    1,124,173
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                   Goldman Sachs
                                      Variable
                                     Insurance       Salomon Brothers Variable
                                       Trust             Series Fund Inc.
                                   ---------------  ---------------------------
                                   Growth
                                    and    Mid Cap  Strategic            Total
                                   Income   Value     Bond    Investors Return
                                    Fund    Fund      Fund      Fund     Fund
Type I Units:                      ------  -------  --------- --------- -------
Units outstanding at December 31,
 1997............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................     --       --       --        --        --
  Cost of insurance and
   administrative expenses.......     --       --       --        --        --
 Transfers (to) from the
  Guarantee Account..............     --       --       --        --        --
 Interfund transfers.............     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1998............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................  54,553   87,322    3,309     1,543     2,537
 Loan interest...................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................  (1,073) (11,503)    (908)     (171)      369
  Cost of insurance and
   administrative expenses.......    (141)    (314)    (133)      (23)      161
 Transfers (to) from the
  Guarantee Account..............   8,811    1,315   11,419        66   (34,628)
 Interfund transfers.............  18,549  118,528   32,748    14,514    37,746
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......  80,699  195,348   46,435    15,929     6,185
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1999............................  80,699  195,348   46,435    15,929     6,185
                                   ======  =======   ======    ======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total                    Estate
                           Index      Market     Return    International Securities
                           Fund        Fund       Fund      Equity Fund     Fund
Type II Units:           ---------  ----------  ---------  ------------- ----------
Units outstanding at
 December 31, 1997...... 3,025,140   4,980,487    928,145     614,410    1,478,247
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,191,108   4,686,359    224,832      71,002      242,837
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (18,705)   (269,042)    (8,405)     (4,372)      (9,506)
   Surrenders...........  (199,459) (1,083,395)   (46,133)    (38,542)     (44,578)
   Cost of insurance and
    administrative
    expenses............    (2,313)     (4,489)      (698)       (803)      (1,006)
 Transfers (to) from the
  Guarantee Account.....   878,507   1,448,793    291,977     130,273      346,955
 Interfund transfers....   313,281    (525,766)    35,416    (130,050)    (259,466)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,162,419   4,252,460    496,989      27,508      275,236
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
   Surrenders...........  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
   Cost of insurance and
    administrative
    expenses............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         =========  ==========  =========    ========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                               GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Value                 U.S.        Premier
                         Income    Equity     Income     Equity    Growth Equity
                          Fund      Fund       Fund       Fund         Fund
Type II Units:           -------  ---------  ---------  ---------  -------------
Units outstanding at
 December 31, 1997......  79,290    730,616    903,249        --          --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  52,447    651,133    162,212     86,729         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (1,696)    (5,856)       --          --
   Surrenders...........  (2,877)  (104,573)   (49,209)      (787)        --
   Cost of insurance and
    administrative
    expenses............     (81)      (689)      (703)       (16)        --
 Transfers (to) from the
  Guarantee Account.....  83,494    607,675    345,204     51,261         --
 Interfund transfers....  73,722    257,534    529,843     43,108         --
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions........... 206,705  1,409,384    981,491    180,295         --
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1998...... 285,995  2,140,000  1,884,740    180,295         --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  21,353    458,276    312,773    715,249     386,311
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (2,410)   (15,900)    (3,000)       (383)
   Surrenders...........  (6,818)  (146,114)  (111,572)   (22,241)     (5,342)
   Cost of insurance and
    administrative
    expenses............     (88)    (1,590)    (1,338)      (359)        (82)
 Transfers (to) from the
  Guarantee Account.....  82,304    546,156    729,550    557,143     145,917
 Interfund transfers.... (91,015)    17,474    (68,521)   186,174     276,540
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions...........   5,736    871,792    844,992  1,432,966     802,961
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1999...... 291,731  3,011,792  2,729,732  1,613,261     802,961
                         =======  =========  =========  =========     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                          ---------------------------------------------------------
                                     Aggressive    Capital      High      Multiple
                            Bond       Growth    Appreciation  Income    Strategies
                           Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type II Units:            ---------  ----------  ------------ ---------  ----------
Units outstanding at De-
 cember 31, 1997........    994,017  3,176,448    2,462,359   2,934,974  1,200,126
                          ---------  ---------    ---------   ---------  ---------
From capital transac-
 tions:
 Net premiums...........    270,558    267,347      407,290     416,094    182,920
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (14,333)   (18,426)     (19,533)    (24,017)   (11,769)
   Surrenders...........    (74,631)  (147,815)    (120,149)   (177,425)   (74,629)
   Cost of insurance and
    administrative
    expenses............       (785)    (2,506)      (1,908)     (2,036)      (993)
 Transfers (to) from the
  Guarantee Account.....    382,347    343,625      410,907     621,713    292,547
 Interfund transfers....    419,337   (505,666)    (126,117)    (49,276)   (29,622)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    982,493    (63,441)     550,490     785,053    358,454
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  1,976,510  3,113,007    3,012,849   3,720,027  1,558,580
                          ---------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    261,544    114,559      235,472     187,738     66,844
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (20,072)   (17,306)     (18,769)    (20,088)    (7,328)
   Surrenders...........   (114,443)  (173,315)    (149,959)   (247,870)   (82,238)
   Cost of insurance and
    administrative
    expenses............     (1,229)    (1,900)      (1,972)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....    611,535    110,666      286,238     480,849    153,230
 Interfund transfers....   (182,535)  (211,744)    (130,872)   (325,227)  (183,302)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    554,800   (179,040)     220,138      72,887    (53,766)
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  2,531,310  2,933,967    3,232,987   3,792,914  1,504,814
                          =========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance Products       Variable Insurance      Variable Insurance
                                       Fund                   Products Fund II        Products Fund III
                          --------------------------------  ---------------------  ------------------------
                           Equity -                           Asset                Growth &      Growth
                            Income     Growth    Overseas    Manager   Contrafund   Income    Opportunities
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type II Units:            ----------  ---------  ---------  ---------  ----------  ---------  -------------
Units outstanding at De-
 cember 31, 1997........  10,074,173  3,614,598  1,762,588  2,678,933   8,595,677    976,086    1,049,540
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital transac-
 tions:
 Net premiums...........   1,114,775    299,241     60,690    252,836   1,051,752    918,372      716,944
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (77,675)   (28,379)   (10,651)   (17,250)    (51,811)   (49,171)      (7,825)
   Surrenders...........    (485,863)  (150,297)   (67,437)  (134,438)   (317,883)   (60,159)     (69,582)
   Cost of insurance and
    administrative
    expenses............      (7,075)    (2,366)    (1,208)    (1,548)     (6,665)    (1,024)      (1,197)
 Transfers (to) from the
  Guarantee Account.....   1,227,043    185,849     81,221    283,280   1,100,294    688,392      768,665
 Interfund transfers....    (509,932)  (100,385)  (208,247)   114,498    (285,564)   371,319      502,246
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,261,273    203,663   (145,632)   497,378   1,490,123  1,867,729    1,909,251
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1998......  11,335,446  3,818,261  1,616,956  3,176,311  10,085,800  2,843,815    2,958,791
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital
 transactions:
 Net premiums...........     508,048    671,122     32,780    212,839   1,125,622  1,010,227      984,520
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (52,314)   (14,943)    (6,271)   (20,795)    (42,873)   (21,323)     (17,744)
   Surrenders...........    (641,881)  (252,347)   (52,978)  (208,601)   (526,069)  (166,818)    (170,732)
   Cost of insurance and
    administrative
    expenses............      (7,133)    (2,405)      (621)    (2,033)     (6,316)    (2,437)      (2,365)
 Transfers (to) from the
  Guarantee Account.....     782,737    434,475     31,394    356,995   1,034,910  1,417,083      988,048
 Interfund transfers....    (961,326)   106,554    (95,733)  (153,115)    (48,944)   (28,808)      25,506
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........    (371,869)   942,456    (91,429)   185,290   1,536,330  2,207,924    1,807,233
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1999......  10,963,577  4,760,717  1,525,527  3,361,601  11,622,130  5,051,739    4,766,024
                          ==========  =========  =========  =========  ==========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                     PBHG Insurance Series
                           Federated Insurance Series        Alger American Fund           Fund, Inc.
                         --------------------------------  ------------------------  ------------------------
                         American      High                    Small                 PBHG Large      PBHG
                          Leaders   Income Bond  Utility   Capitalization  Growth    Cap Growth   Growth II
                          Fund II     Fund II    Fund II     Portfolio    Portfolio   Portfolio   Portfolio
Type II Units:           ---------  ----------- ---------  -------------- ---------  -----------  -----------
Units outstanding at
 December 31, 1997...... 2,056,691   1,886,887  1,325,701    5,645,458    4,380,186     346,833       576,010
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
Net premiums............ 1,050,794     473,760    292,385      543,439      690,044     168,982       126,932
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (44,621)    (24,952)   (12,603)     (35,528)     (33,911)     (3,311)      (11,165)
   Surrenders...........  (111,859)   (152,690)   (73,103)    (238,113)    (227,269)    (33,291)      (36,248)
   Cost of insurance and
    administrative
    expenses............    (2,136)     (1,284)    (1,163)      (4,762)      (3,266)       (404)         (590)
 Transfers (to) from the
  Guarantee Account.....   942,089     803,434    316,103      719,382      587,070     148,909       227,092
 Interfund transfers....    64,125      (7,464)   103,595     (547,462)     212,429      68,319       (42,435)
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions........... 1,898,392   1,090,804    625,214      436,956    1,225,097     349,204       263,586
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1998...... 3,955,083   2,977,691  1,950,915    6,082,414    5,605,283     696,037       839,596
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
 Net premiums...........   435,360     341,570    266,112      402,251    1,791,980      90,269       153,521
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (12,111)    (15,026)   (29,633)     (26,201)     (52,245)     (5,995)       (1,861)
   Surrenders...........  (247,366)   (162,671)  (112,310)    (332,834)    (428,283)    (93,949)      (65,505)
   Cost of insurance and
    administrative
    expenses............    (3,320)     (1,784)    (1,448)      (3,705)      (3,739)       (434)         (487)
 Transfers (to) from the
  Guarantee Account.....   814,778     708,367    535,523      475,632    1,181,832     110,416        96,030
 Interfund transfers....  (387,724)   (472,042)  (125,174)    (286,721)     488,665      14,787       221,114
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions...........   599,617     398,414    533,070      228,422    2,978,210     115,094       402,812
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1999...... 4,554,700   3,376,105  2,483,985    6,310,836    8,583,493     811,131     1,242,408
                         =========   =========  =========    =========    =========   =========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                        Janus Aspen Series
                         --------------------------------------------------------------------------------------
                         Aggressive               Worldwide               Flexible   International   Capital
                           Growth       Growth      Growth     Balanced    Income       Growth     Appreciation
                          Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
Type II Units:           -----------  ----------  ----------  ----------  ---------  ------------- ------------
Units outstanding at
 December 31, 1997......   3,442,667   7,270,898  10,111,685   2,804,435    869,089    3,001,600      163,550
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........   8,584,230     859,963   1,450,914   1,375,800    279,606      441,888      430,714
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......  (1,210,219)    (49,261)    (36,063)    (37,836)    (1,075)     (22,070)      (3,280)
   Surrenders...........  (5,336,460)   (293,814)   (402,150)   (191,342)   (44,562)     (83,852)     (38,646)
   Cost of insurance and
    administrative
    expenses............     (83,426)     (5,694)     (7,564)     (2,568)      (846)      (2,512)        (341)
 Transfers (to) from the
  Guarantee Account.....   8,351,873     854,937   1,487,450   1,386,720    485,989      655,579      289,248
 Interfund transfers.... (10,259,970)    190,192     (49,539)    724,982    322,950     (134,423)     653,113
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........      46,028   1,556,323   2,443,048   3,255,756  1,042,062      854,610    1,330,808
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1998......   3,488,695   8,827,221  12,554,733   6,060,191  1,911,151    3,856,210    1,494,358
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........     638,515   1,601,777   1,366,984   2,443,910    407,985      403,321    2,091,905
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      (7,927)    (51,477)    (70,333)    (56,072)   (15,328)     (13,648)     (26,724)
   Surrenders...........    (177,407)   (468,271)   (691,964)   (481,019)  (152,834)    (118,139)    (153,401)
   Cost of insurance and
    administrative
    expenses............      (1,613)     (5,722)     (8,181)     (5,586)    (1,366)      (2,208)      (1,683)
 Transfers (to) from the
  Guarantee Account.....     304,246   1,198,630   1,538,151   3,543,222  1,004,702      411,856    1,373,095
 Interfund transfers....     823,090     599,116    (110,536)    947,079     18,560      190,955    1,630,334
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,578,904   2,874,053   2,024,121   6,391,534  1,261,719      872,137    4,913,526
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1999......   5,067,599  11,701,274  14,578,854  12,451,725  3,172,870    4,728,347    6,407,884
                         ===========  ==========  ==========  ==========  =========    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                                   Variable         Salomon Brothers Variable
                                Insurance Trust         Series Fund Inc.
                               ------------------  ---------------------------
                               Growth
                                 and     Mid Cap   Strategic            Total
                               Income     Value      Bond    Investors Return
                                Fund      Fund       Fund      Fund     Fund
Type II Units:                 -------  ---------  --------- --------- -------
Units outstanding at December
 31, 1997.....................     --         --        --        --       --
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 205,860    187,855       --        811   15,933
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --         --        --        --       --
  Surrenders..................  (4,646)    (4,160)      --        --        (2)
  Cost of insurance and
   administrative expenses....     (13)        (9)    1,466       --       --
 Transfers (to) from the
  Guarantee Account........... 104,669    147,037     8,628        52    1,350
 Interfund transfers.......... 123,066     14,810       --        --     8,634
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1998..................... 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 136,381    275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --      (1,270)   (1,085)      --       --
  Surrenders.................. (29,344)   (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses....    (460)      (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account........... 265,191    332,699   101,045    24,576   86,095
 Interfund transfers.......... (20,938)   234,275    51,365    49,316    2,424
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 350,830    810,855   235,685   111,071  149,629
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1999..................... 779,766  1,156,388   245,779   111,934  175,544
                               =======  =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500                   Total                  Real Estate
                           Index    Money Market   Return    International Securities
                           Fund         Fund        Fund      Equity Fund     Fund
Type III Units:          ---------  ------------  ---------  ------------- -----------
Units outstanding at
 December 31, 1998......       --           --          --          --           --
                         ---------  -----------   ---------     -------      -------
From capital
 transactions:
 Net premiums........... 6,802,805   26,606,289   1,215,947     145,060       95,069
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (12,776)    (144,732)        --          --           --
   Surrenders...........   (58,579)    (148,000)    (18,907)       (644)      (3,611)
 Transfers (to) from the
  Guarantee Account.....   150,344       82,774      21,136       4,164        6,696
 Interfund transfers....   940,109  (13,692,527)     87,529      30,883        9,648
                         ---------  -----------   ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions........... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         ---------  -----------   ---------     -------      -------
Units outstanding at
 December 31, 1999...... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         =========  ===========   =========     =======      =======

                                    GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Value               U.S.        Premier
                                    Equity    Income    Equity    Growth Equity
                                     Fund      Fund      Fund         Fund
Type III Units:                    ---------  -------  ---------  -------------
Units outstanding at December 31,
 1998.............................       --       --         --           --
                                   ---------  -------  ---------    ---------
From capital transactions:
 Net premiums..................... 1,036,116  314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................    (6,042)  (2,147)      (973)         --
  Surrenders......................   (17,768)  (6,141)   (11,217)      (6,629)
 Transfers (to) from the Guarantee
  Account.........................    22,379    6,119     13,194       26,808
 Interfund transfers..............   133,571  121,853    220,867      424,162
                                   ---------  -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions........ 1,168,256  433,696  1,442,844    1,380,434
                                   ---------  -------  ---------    ---------
Units outstanding at December 31,
 1999............................. 1,168,256  433,696  1,442,844    1,380,434
                                   =========  =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                     Aggressive   Capital     High     Multiple
                             Bond      Growth   Appreciation Income   Strategies
                            Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type III Units:             -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998........      --        --           --        --        --
                            -------   -------    ---------   -------   -------
From capital transactions:
 Net premiums.............  598,416   593,660      986,033   879,869   293,357
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.........  (24,269)   (3,451)      (1,032)   (1,416)      --
   Surrenders.............  (13,660)  (10,533)     (15,060)   (8,322)   (2,950)
 Transfers (to) from the
  Guarantee Account.......   30,987    12,469       29,811    23,655     5,153
 Interfund transfers......   99,491   302,111      214,622    29,413    10,265
                            -------   -------    ---------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  690,965   894,256    1,214,374   923,199   305,825
                            -------   -------    ---------   -------   -------
Units outstanding at
 December 31, 1999........  690,965   894,256    1,214,374   923,199   305,825
                            =======   =======    =========   =======   =======

                          Variable Insurance Products     Variable Insurance     Variable Insurance
                                     Fund                  Products Fund II       Products Fund III
                         ------------------------------- --------------------  ------------------------
                         Equity -                          Asset               Growth &      Growth
                          Income     Growth    Overseas   Manager  Contrafund   Income    Opportunities
                         Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type III Units:          ---------  ---------  --------- --------- ----------  ---------  -------------
Units outstanding at
 December 31, 1998......       --         --        --        --         --          --           --
                         ---------  ---------   -------   -------  ---------   ---------    ---------
From capital
 transactions:
 Net premiums........... 2,911,113  5,455,784   342,131   655,968  4,350,101   1,863,827    1,517,495
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)   (10,565)      --        --      (7,525)     (1,287)      (1,320)
  Surrenders............   (35,105)   (64,018)   (7,322)  (11,671)   (25,586)    (35,107)     (10,269)
 Transfers (to) from the
  Guarantee Account.....    76,560     94,771     1,189    13,510    129,791      66,596       72,775
 Interfund transfers....   252,253  1,085,738    52,069   119,705    765,205     184,950      130,481
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Units outstanding at
 December 31, 1999...... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         =========  =========   =======   =======  =========   =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Federated Insurance Series       Alger American Fund
                         ------------------------------  ------------------------
                         American      High                  Small
                          Leaders   Income Bond Utility  Capitalization  Growth
                          Fund II     Fund II   Fund II    Portfolio    Portfolio
Type III Units:          ---------  ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998......       --         --        --           --           --
                         ---------    -------   -------    ---------    ---------
From capital
 transactions:
 Net premiums........... 1,215,352    684,526   421,560      998,630    4,680,722
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......       --      (2,079)     (120)      (1,650)     (35,922)
   Surrenders...........    (9,777)   (12,146)   (8,023)      (4,078)     (43,905)
 Transfers (to) from the
  Guarantee Account.....    38,379     45,896    15,150       18,113       66,471
 Interfund transfers....  (129,411)    82,989    63,004      149,741      709,788
                         ---------    -------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         ---------    -------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         =========    =======   =======    =========    =========

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type III Units:          ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1998......       --          --         --         --        --           --           --
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital transac-
 tions:
 Net premiums........... 3,433,215   6,733,050  4,679,934  6,431,170   572,513      863,953    6,946,766
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,849)     (7,911)    (2,840)    (2,310)      --        (3,678)     (45,793)
   Surrenders...........   (31,999)    (80,226)   (40,954)   (74,010)  (18,968)     (11,168)     (66,978)
 Transfers (to) from the
  Guarantee Account.....    44,684     140,668    134,338    185,544     2,662       21,060       97,938
 Interfund transfers.... 1,344,419   1,493,334  1,019,353    664,637    49,863      380,948    1,141,405
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                               Variable Insurance   Salomon Brothers Variable
                                     Trust              Series Fund Inc.
                               ------------------  ---------------------------
                               Growth and Mid Cap  Strategic   Total
                                 Income    Value     Bond    Investors Return
                                  Fund     Fund      Fund      Fund     Fund
Type III Units:                ---------- -------  --------- --------- -------
Units outstanding at December
 31, 1998.....................      --        --        --        --       --
                                -------   -------   -------   -------  -------
From capital transactions:
 Net premiums.................  179,877   448,554   166,205   164,131  100,325
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      --     (3,176)      --        --       --
  Surrenders..................   (3,320)   (4,186)   (6,562)   (1,317)    (577)
 Transfers (to) from the
  Guarantee Account...........    9,236    20,162     4,931     9,264    2,093
 Interfund transfers..........   18,805    21,492    59,307    15,033   16,015
                                -------   -------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions.................  204,598   482,846   223,881   187,111  117,856
                                -------   -------   -------   -------  -------
Units outstanding at December
 31, 1999.....................  204,598   482,846   223,881   187,111  117,856
                                =======   =======   =======   =======  =======

                                     GE Investments Funds, Inc.
                         ------------------------------------------------------
                         S&P 500    Money     Total   International Real Estate
                          Index     Market    Return     Equity     Securities
                          Fund       Fund      Fund       Fund         Fund
Type IV Units:           -------  ----------  ------  ------------- -----------
Units outstanding at
 December 31, 1998......     --          --      --         --           --
                         -------  ----------  ------     ------       ------
From capital
 transactions:
 Net premiums........... 436,947   2,333,947  58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --          --      --         --           --
  Surrenders............  (1,506)    (30,516)   (465)       --           --
 Transfers (to) from the
  Guarantee Account.....   5,872         --    1,056        --           --
 Interfund transfers.... 102,301  (1,089,158) 18,954      4,120        6,968
                         -------  ----------  ------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 543,614   1,214,273  78,079     15,200       10,487
                         -------  ----------  ------     ------       ------
Units outstanding at
 December 31, 1999...... 543,614   1,214,273  78,079     15,200       10,487
                         =======  ==========  ======     ======       ======

                                             GE Investments Funds, Inc.
                                                    (continued)
                                        ---------------------------------------
                                         Value            U.S.       Premier
                                        Equity   Income  Equity   Growth Equity
                                         Fund     Fund    Fund        Fund
Type IV Units:                          -------  ------  -------  -------------
Units outstanding at December 31,
 1998..................................     --      --       --         --
                                        -------  ------  -------     ------
 From capital transactions:
 Net premiums.......................... 130,022  53,541   76,072     61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.......................     --      --       --         --
  Surrenders...........................    (527)   (216)    (213)      (194)
 Transfers (to) from the Guarantee Ac-
  count................................   2,195     --       385        105
 Interfund transfers...................  15,650  13,753   24,662     35,583
                                        -------  ------  -------     ------
Net increase (decrease) in units from
 capital transactions.................. 147,340  67,078  100,906     96,835
                                        -------  ------  -------     ------
Units outstanding at December 31,
 1999.................................. 147,340  67,078  100,906     96,835
                                        =======  ======  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                      Aggressive   Capital     High     Multiple
                              Bond      Growth   Appreciation Income   Strategies
                             Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type IV Units:               -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998..........    --         --          --        --         --
                             ------     ------      ------    ------     ------
From capital transactions:
 Net premiums............... 47,460     17,619      78,714    28,067      9,815
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............    --         --          --        --         --
  Surrenders................   (245)       (66)       (899)      (48)       --
 Transfers (to) from the
  Guarantee Account.........    --         168         --        --         152
 Interfund transfers........ (5,466)     7,029       3,613     7,839        399
                             ------     ------      ------    ------     ------
Net increase (decrease) in
 units from capital
 transactions............... 41,749     24,750      81,428    35,858     10,366
                             ------     ------      ------    ------     ------
Units outstanding at
 December 31, 1999.......... 41,749     24,750      81,428    35,858     10,366
                             ======     ======      ======    ======     ======

                                                                    Variable Insurance    Variable Insurance
                         Variable Insurance Products Fund            Products Fund II      Products Fund III
                         --------------------------------------    -------------------- -----------------------
                          Equity-                                    Asset              Growth &     Growth
                           Income        Growth       Overseas      Manager  Contrafund  Income   Opportunities
                         Portfolio     Portfolio     Portfolio     Portfolio Portfolio  Portfolio   Portfolio
Type IV Units:           -----------   -----------   ----------    --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......          --            --           --        --         --         --         --
                          -----------   -----------   ----------    ------    -------    -------     ------
From capital
 transactions:
 Net premiums...........      216,084       270,338       25,780    34,594    269,745    134,288     65,370
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......          --            --           --        --         --         --         --
   Surrenders...........         (756)       (1,836)          (2)     (134)    (1,607)      (368)      (519)
 Transfers (to) from the
  Guarantee Account.....        3,774         2,002          --        358      2,732      4,476        165
 Interfund transfers....       23,594        63,231        2,412    10,072     65,745     12,269     27,604
                          -----------   -----------   ----------    ------    -------    -------     ------
Net increase (decrease)
 in units from capital
 transactions...........      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          -----------   -----------   ----------    ------    -------    -------     ------
Units outstanding at
 December 31, 1999......      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          ===========   ===========   ==========    ======    =======    =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Federated Insurance Series     Alger American Fund
                          ----------------------------  ------------------------
                          American    High                  Small
                          Leaders  Income Bond Utility  Capitalization  Growth
                          Fund II    Fund II   Fund II    Portfolio    Portfolio
Type IV Units:            -------- ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998.......     --        --        --           --           --
                           ------    ------    ------       ------      -------
From capital
 transactions:
 Net premiums............  76,520    55,116    33,820       97,052      188,807
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits........     --        --        --           --           --
   Surrenders............     (68)     (345)     (210)        (852)        (828)
 Transfers (to) from the
  Guarantee Account......     --        846       --            45        3,434
 Interfund transfers.....   8,735       256     2,649        1,414       40,348
                           ------    ------    ------       ------      -------
Net increase (decrease)
 in units from capital
 transactions............  85,187    55,873    36,259       97,659      231,761
                           ------    ------    ------       ------      -------
Units outstanding at
 December 31, 1999.......  85,187    55,873    36,259       97,659      231,761
                           ======    ======    ======       ======      =======

                                                      Janus Aspen Series
                         -----------------------------------------------------------------------------
                         Aggressive           Worldwide           Flexible  International   Capital
                           Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type IV Units:           ---------- --------- --------- --------- --------- ------------- ------------
Units outstanding at
 December 31, 1998......      --         --        --        --       --           --           --
                          -------    -------   -------   -------   ------      -------      -------
From capital
 transactions:
 Net premiums...........  290,801    414,640   334,265   302,041   86,807       79,968      343,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      --         --        --        --       --           --           --
   Surrenders...........     (971)    (1,895)   (1,705)   (1,671)    (692)        (353)      (1,763)
 Transfers (to) from the
  Guarantee Account.....      767      1,935     4,641     6,715    1,497           41        3,287
 Interfund transfers....  222,512     85,744    69,747    40,846    1,601       22,725       83,434
                          -------    -------   -------   -------   ------      -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          -------    -------   -------   -------   ------      -------      -------
Units outstanding at
 December 31, 1999......  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          =======    =======   =======   =======   ======      =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Goldman Sachs
                                  Variable Insurance       Salomon Brothers
                                        Trust         Variable Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap  Strategic   Total
                                    Income    Value     Bond    Investors Return
                                     Fund     Fund      Fund      Fund     Fund
Type IV Units:                    ---------- -------  --------- --------- ------
Units outstanding at December
 31, 1998.......................       --       --        --        --       --
                                    ------   ------    ------    ------   ------
From capital transactions:
 Net premiums...................    10,321   42,856    20,339     6,921   17,669
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --       --        --        --       --
  Surrenders....................       --       (88)      --        (44)     --
 Transfers (to) from the
  Guarantee Account.............       --       --        --        --       --
 Interfund transfers............     4,788       41    (5,043)   (4,012)  (1,377)
                                    ------   ------    ------    ------   ------
Net increase (decrease) in units
 from capital transactions......    15,109   42,809    15,296     2,865   16,292
                                    ------   ------    ------    ------   ------
Units outstanding at December
 31, 1999.......................    15,109   42,809    15,296     2,865   16,292
                                    ======   ======    ======    ======   ======

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus 0.15% per year for Type II policies, and $25 plus 0.25% per year for both Type III and Type IV policies. For Type II, III and IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000, and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.3%, and Type IV--1.35%. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (3) Related Party Transactions -- Continued

  For Type III Unit Contracts, transfers from the Guarantee Account include approximately $38 million of payments made by GE Life & Annuity in the form of bonus credits during 1999.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and
 .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company, and subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion of these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

                                 /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value....... $ 8,033.7  $ 7,022.8
 Equity securities available-for-sale, at fair value:
  Common stocks...........................................       9.2        6.1
  Preferred stocks, non-redeemable........................      23.9       48.3
 Investment in subsidiary.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $23.3 and
  $20.9 at December 31, 1999 and 1998, respectively.......     810.5      745.8
 Policy loans.............................................      58.5      204.4
 Real estate owned........................................       2.5        2.5
 Other invested assets....................................     141.5      130.8
                                                           ---------  ---------
  Total investments.......................................   9,082.4    8,163.3
                                                           ---------  ---------
Cash......................................................      21.2       11.1
Accrued investment income.................................     190.2      141.5
Deferred acquisition costs................................     482.5      282.8
Intangible assets.........................................     472.8      458.3
Reinsurance recoverable...................................      72.4       68.9
Deferred income tax asset.................................     120.3       42.1
Other assets..............................................     269.7       64.2
Separate account assets...................................   9,245.8    5,528.7
                                                           ---------  ---------
  Total Assets............................................ $19,957.3  $14,760.9
                                                           =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits..................... $ 9,063.0  $ 7,538.1
 Liability for policy and contract claims.................     110.7      154.2
 Other policyholder liabilities...........................     138.8      118.9
 Accounts payable and accrued expenses....................     193.3      127.2
 Separate account liabilities.............................   9,245.8    5,528.7
                                                           ---------  ---------
  Total liabilities.......................................  18,751.6   13,467.1
                                                           ---------  ---------
Shareholders' interest:
 Net unrealized investment gains (losses).................    (134.2)      57.8
                                                           ---------  ---------
 Accumulated non-owner changes in equity..................    (134.2)      57.8
 Preferred stock, Series A ($1,000 par value, $1,000 re-
  demption and liquidation value, 200,000 shares autho-
  rized, 120,000 shares issued and outstanding)...........     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized, 25,651
  shares issued and outstanding in 1999; 7,010 issued and
  outstanding, 18,641 declared but not issued in 1998)....      25.6       25.6
 Additional paid-in capital...............................   1,050.7    1,050.1
 Retained earnings........................................     143.6       40.3
                                                           ---------  ---------
  Total shareholders' interest............................   1,205.7    1,293.8
                                                           ---------  ---------
  Total Liabilities and Shareholders' Interest............ $19,957.3  $14,760.9
                                                           =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    ---------------------------
                                                      1999     1998     1997
                                                    --------  -------- --------
Revenues:
 Net investment income............................. $  638.2  $ 574.7  $ 562.7
 Net realized investment gains.....................     12.0     29.6     19.0
 Premiums..........................................    123.9    123.1    171.8
 Cost of insurance.................................    129.0    128.5    127.2
 Variable product fees.............................     90.2     60.8     44.4
 Other income......................................     24.6     22.3     23.7
                                                    --------  -------  -------
  Total revenues...................................  1,017.9    939.0    948.8
                                                    --------  -------  -------
Benefits and expenses:
 Interest credited.................................    440.8    378.4    373.7
 Benefits and other changes in policy reserves.....    214.7    178.4    217.2
 Commissions.......................................    192.1    112.8    139.1
 General expenses..................................    124.7    111.0     92.2
 Amortization of intangibles, net..................     58.3     64.8     69.7
 Change in deferred acquisition costs, net.........   (179.1)   (74.7)  (112.6)
 Interest expense..................................      1.9      2.2      --
                                                    --------  -------  -------
  Total benefits and expenses......................    853.4    772.9    779.3
                                                    --------  -------  -------
  Income before income taxes and cumulative effect
   of accounting change............................    164.5    166.1    169.5
Provision for income taxes.........................     56.6     60.3     62.1
                                                    --------  -------  -------
  Income before cumulative effect of accounting
   change..........................................    107.9    105.8    107.4
                                                    --------  -------  -------
Cumulative effect of accounting change, net of
 tax...............................................      5.0      --       --
                                                    --------  -------  -------
  Net Income....................................... $  112.9  $ 105.8  $ 107.4
                                                    ========  =======  =======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST
                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner               Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- -------- -------------
Balances at December 31,
 1996...................      --    --    7,010   7.0      --     --     1,060.6       25.8       85.7     1,179.1
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       107.4       107.4
 Net unrealized gains on
  investment securities
  (a)...................      --    --      --    --       --     --         --        61.9        --         61.9
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     169.3
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (2.2)       --         --         (2.2)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1997...................      --    --    7,010   7.0      --     --     1,058.4       87.7      193.1     1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       105.8       105.8
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --       (29.9)       --        (29.9)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                      75.9
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --      (120.0)     (120.0)
Preferred stock
 dividend...............  120,000 120.0     --    --       --     --         --         --      (120.0)        --
Common stock dividend
 declared but not
 issued.................      --    --      --    --    18,641   18.6        --         --       (18.6)        --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (8.3)       --         --         (8.3)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1998...................  120,000 120.0   7,010   7.0   18,641   18.6    1,050.1       57.8       40.3     1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       112.9       112.9
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --      (192.0)       --       (192.0)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     (79.1)
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --        (9.6)       (9.6)
Common stock issued.....      --    --   18,641  18.6  (18,641) (18.6)       --         --         --          --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --         0.6        --         --          0.6
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1999...................  120,000 120.0  25,651  25.6      --     --     1,050.7     (134.2)     143.6     1,205.7
                          ======= =====  ======  ====  =======  =====    =======     ======     ======     =======

-------
(a) Presented net of deferred taxes of $72.2, $(31.1) and $(47.2) in 1999, 1998, and 1997, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   112.9  $   105.8  $   107.4
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (169.5)    (171.6)    (170.7)
  Increase in future policy benefits..........     565.5      440.6      461.2
  Net realized investment gains...............     (12.0)     (29.6)     (19.0)
  Amortization of investment premiums and dis-
   counts.....................................      (1.3)      (1.3)       4.7
  Amortization of intangibles.................      58.3       64.8       69.7
  Deferred income tax expense (benefit).......      25.0       29.5       (9.6)
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (48.6)       1.5       (5.7)
    Deferred acquisition costs................    (179.1)     (74.7)    (112.6)
    Other assets, net.........................    (200.1)     (30.3)     (14.3)
   Increase (decrease) in:
    Policy and contract claims................     (43.4)      18.0       36.4
    Other policyholder liabilities............      20.0        2.5       (0.4)
    Accounts payable and accrued expenses.....      73.8       19.6     (113.3)
                                               ---------  ---------  ---------
     Total adjustments........................      88.6      269.0      126.4
                                               ---------  ---------  ---------
     Net cash provided by operating activi-
      ties....................................     201.5      374.8      233.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of invest-
  ment securities and other invested assets...   1,702.2    2,238.0      992.3
 Principal collected on mortgage loans........     103.3      138.3       91.8
 Proceeds collected from securitization.......     145.1        --         --
 Purchase of investment securities and other
  invested assets.............................  (3,086.2)  (2,685.4)  (1,232.6)
 Mortgage loans originations and increase in
  policy loans................................    (170.4)    (212.3)    (121.5)
                                               ---------  ---------  ---------
     Net cash used in investing activities....  (1,306.0)    (521.4)    (270.0)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment con-
  tracts......................................   4,717.6    2,280.0    1,961.9
 Redemption and benefit payments on investment
  contracts...................................  (3,593.4)  (2,016.2)  (1,973.4)
 Cash dividend to shareholders................      (9.6)    (120.0)       --
                                               ---------  ---------  ---------
     Net cash provided by (used in) financing
      activities..............................   1,114.6      143.8      (11.5)
                                               ---------  ---------  ---------
     Net increase (decrease) in cash and
      equivalents.............................      10.1       (2.8)     (47.7)
Cash and cash equivalents at beginning of
 year.........................................      11.1       13.9       61.6
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    21.2  $    11.1  $    13.9
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interests. Accordingly, the GELAAC consolidated financial statements have been restated for the years ended December 31, 1998 and 1997 as if Harvest had been a part of LOV as of January 1, 1997.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is a wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, ordinary and group), (iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  Approximately 17%, 20% and 27% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 17%, 27% and 13% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the Mid-Atlantic region of the United States.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(1) Summary of Significant Accounting Policies -- Continued

  Although the Company markets its products through numerous distributors, approximately 28%, 20% and 19% of the Company's sales in 1999, 1998, and 1997, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity in the consolidated statements of shareholders' interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1999, approximately $44.3 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

(2) Investments

 (a) General

  The sources of investment income of the Company for the years ended December 31, were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $560.1  $489.8  $477.2
   Equity securities....................................    --      4.9     7.3
   Mortgage loans.......................................   66.9    64.2    61.0
   Policy loans.........................................   14.0    14.4    13.7
   Other investments....................................    2.5     6.7     9.0
                                                         ------  ------  ------
   Gross investment income..............................  643.5   580.0   568.2
   Investment expenses..................................   (5.3)   (5.3)   (5.5)
                                                         ------  ------  ------
   Net investment income................................ $638.2  $574.7  $562.7
                                                         ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        1999     1998     1997
                                                       ------  --------  ------
   Sales proceeds..................................... $590.3  $1,330.0  $483.6
                                                       ======  ========  ======
   Gross realized investment:
    Gains.............................................   28.6      43.8    24.5
    Losses............................................  (16.6)    (14.2)   (5.5)
                                                       ------  --------  ------
   Net realized investment gains...................... $ 12.0  $   29.6  $ 19.0
                                                       ======  ========  ======

  The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                       1999     1998    1997
                                                      -------  ------  ------
Net unrealized gains/(losses) on available-for-sale
 investment securities and other invested assets
 before adjustments:
 Fixed maturities.................................... $(245.0) $138.2  $192.2
 Equity securities...................................    (0.4)    5.5    14.6
 Other invested assets...............................    (4.1)    2.3     6.4
                                                      -------  ------  ------
  Subtotal...........................................  (249.5)  146.0   213.2
                                                      -------  ------  ------
Adjustments to the present value of future profits
 and deferred acquisition costs                          43.1   (57.1)  (78.3)
Deferred income taxes................................    72.2   (31.1)  (47.2)
                                                      -------  ------  ------
  Net unrealized gains/(losses)...................... $(134.2) $ 57.8  $ 87.7
                                                      =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1999                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $    9.8    $ 0.1     $  (0.2)  $    9.7
State and municipal..................       1.5      --          --         1.5
Non-U.S. government..................       3.0      --         (0.2)       2.8
U.S. corporate.......................   4,936.3     21.4      (227.6)   4,730.1
Non-U.S. corporate...................     624.6      8.1       (17.8)     614.9
Mortgage-backed......................   1,696.5     16.9       (27.4)   1,686.0
Asset-backed.........................   1,007.0      1.5       (19.8)     988.7
                                       --------    -----     -------   --------
  Total fixed maturities.............   8,278.7     48.0      (293.0)   8,033.7
Common stocks and non-redeemable
 preferred stocks....................      33.5      1.3        (1.7)      33.1
                                       --------    -----     -------   --------
Total available-for-sale securities..  $8,312.2    $49.3     $(294.7)  $8,066.8
                                       ========    =====     =======   ========


             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1998                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturites:
U.S. government and agency...........  $   66.3    $  2.2     $ (0.1)  $   68.4
State and municipal..................       1.6       0.4        --         2.0
Non-U.S. government..................       3.0       --        (0.4)       2.6
U.S. corporate.......................   4,223.8     142.2      (54.6)   4,311.4
Non-U.S. corporate...................     314.3       6.4       (9.0)     311.7
Mortgage-backed......................   1,665.0        58         (9)   1,714.0
Asset-backed.........................     610.6       7.8       (5.7)     612.7
                                       --------    ------     ------   --------
  Total fixed maturities.............   6,884.6     217.0      (78.8)   7,022.8
Common stocks and non-redeemable
 preferred stocks....................      48.9       5.8       (0.3)      54.4
                                       --------    ------     ------   --------
Total available-for-sale securities..  $6,933.5    $222.8     $(79.1)  $7,077.2
                                       ========    ======     ======   ========

  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  332.4  $  329.7
   Due one year through five years..........................  2,222.5   2,170.0
   Due five years through ten years.........................  1,663.2   1,565.5
   Due after ten years......................................  1,357.1   1,293.8
                                                             --------  --------
     Subtotals..............................................  5,575.2   5,359.0
   Mortgage-backed securities...............................  1,696.5   1,686.0
   Asset-backed securities..................................  1,007.0     988.7
                                                             --------  --------
     Totals................................................. $8,278.7  $8,033.7
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.9 and $10.8 as of December 31, 1999 and 1998, respectively.

  As of December 31, 1999, approximately 26.1% and 16.1% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 1999 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     1999             1998
                                               ---------------- ----------------
                                                 Fair             Fair
                                                value   Percent  value   Percent
                                               -------- ------- -------- -------
   Agencies and treasuries.................... $  284.7    3.5% $  536.0    7.6%
   AAA/Aaa....................................  2,080.7   25.9   1,696.1   24.2
   AA/Aa......................................    461.7    5.7     415.2    5.9
   A/A........................................  1,807.5   22.5   1,388.8   19.8
   BBB/Baa....................................  2,078.2   25.9   1,980.8   28.2
   BB/Ba......................................    368.2    4.6     401.5    5.7
   B/B........................................    191.6    2.4     188.5    2.7
   CCC/Ca.....................................      0.7    0.0       --     --
   CC/Ca......................................      0.1    0.0       --     --
   Not rated..................................    760.3    9.5     415.9    5.9
                                               --------  -----  --------  -----
   Totals..................................... $8,033.7  100.0% $7,022.8  100.0%
                                               ========  =====  ========  =====

  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 1999 and 1998, there were fixed maturities in default with a fair value of $1.0 and $4.5, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

  Geographic distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.0%     100.0%
   Pacific.................................................   26.0        --
   East North Central......................................   15.0        --
   West South Central......................................   10.0        --
   Mountain................................................    5.0        --
   Other...................................................   14.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(2) Investments -- Continued

  Type distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   22.0%       -- %
   Retail..................................................   30.0      100.0
   Industrial..............................................   23.0        --
   Apartments..............................................   15.0        --
   Other...................................................   10.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 1999 and 1998: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($12.5 and $11.3, respectively). There was no allowance for losses on these loans as of December 31, 1999 or 1998. Average investment in impaired loans during 1999, 1998 and 1997 was $15.0, $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $2.6, $1.8 and $2.0 for the years ended 1999, 1998 and 1997, respectively.

  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Balance on January 1...................................... $20.9 $17.7 $21.0
   Provision charged to operations...........................   1.6   1.5   1.4
   Amounts written off, net of recoveries....................   0.8   1.7  (4.7)
                                                              ----- ----- -----
   Balance at December 31.................................... $23.3 $20.9 $17.7
                                                              ===== ===== =====

  The allowance for losses on mortgage loans at December 31, 1999 and 1998 represented 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 1999 and 1998 respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $296.1  $221.4  $108.8
   Costs deferred.....................................  218.9   107.0   130.6
   Amortization, net..................................  (39.8)  (32.3)  (18.0)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  475.2   296.1   221.4
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3   (13.3)  (14.8)
                                                       ------  ------  ------
   Balance at December 31............................. $482.5  $282.8  $206.6
                                                       ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(4) Intangibles

 (a) Present Value of Future Profits

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.
PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

  The components of PVFP are as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $367.0  $426.9  $487.9
   Interest accreted at 7.19%, 6.25% and 6.75% for
    1999, 1998, and 1997, respectively................   21.9    24.0    28.4
   Amortization.......................................  (74.1)  (83.9)  (89.4)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  314.8   367.0   426.9
   Cumulative effect of net unrealized investment
    (gains) losses....................................   35.8   (43.8)  (63.5)
                                                       ------  ------  ------
   Balance at December 31............................. $350.6  $323.2  $363.4
                                                       ======  ======  ======

  The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000................................... 14.7%
              2001................................... 12.4
              2002................................... 10.2
              2003...................................  8.5
              2004...................................  7.2

 (b) Goodwill

  Goodwill represents the excess of purchase price over the fair value of the assets acquired, less the fair value of the liabilities assumed which has been pushed-down to the consolidated financial statements by the Company's parent. Adjustments to the purchase price related to pre-acquisition contingencies are recorded as adjustments to goodwill in the period in which they are resolved.

  At December 31, 1999 and 1998, total unamortized goodwill was $121.4 and $134.2, respectively, which is shown net of accumulated amortization and adjustments of $36.1 and $50.9 for the years ended December 31, 1999 and 1998, respectively. Goodwill amortization was $6.0, $4.9, and $8.7 for the years ending December 31, 1999, 1998 and 1997, respectively. Adjustments to goodwill totaled ($6.8), ($27.6) and ($1.9) for the years ending December 31, 1999, 1998 and 1997, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(5) Reinsurance and Claim Reserves -- Continued

Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  A summary of reinsurance activity is as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Direct............................................... $348.0  $427.5  $412.7
   Assumed..............................................   17.9    19.2    20.7
   Ceded................................................ (113.0) (195.1) (134.4)
                                                         ------  ------  ------
   Net premiums earned.................................. $252.9  $251.6  $299.0
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      7%      8%      7%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

  During 1998 and 1997, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998 and 1997, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $68.2, $112.4 and $85.6 for the years ended December 31, 1999, 1998 and 1997, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(6) Future Annuity and Contract Benefits -- Continued

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                 December 31,
                              Withdrawal     Morbidity  Interest Rate -----------------
                              Assumption     Assumption  Assumption     1999     1998
                          ------------------ ---------- ------------- -------- --------
Investment Contracts....         N/A            N/A          N/A      $6,891.1 $5,416.2
Limited-payment
 Contracts..............         None            (a)       4.0-9.3%       16.3     14.4
Traditional life
 insurance contracts....  Company Experience     (b)         7.1%        380.8    381.5
Universal life-type
 contracts..............         N/A            N/A          N/A       1,730.2  1,684.7
Accident & Health.......  Company Experience     (c)       3.5-7.5%       44.6     41.3
                                                                      -------- --------
Total future annuity and
 contract benefits......                                              $9,063.0 $7,538.1
                                                                      ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. As such the Company is not at risk for income taxes nor entitled to recoveries related to post-acquisition periods.

  The total provision for income taxes at December 31, consisted of the following components:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Current federal income tax provision ..................... $29.3 $29.2 $69.1
   Deferred federal income tax provision (benefit)...........  24.9  28.7  (9.5)
                                                              ----- ----- -----
     Subtotal-federal provision..............................  54.2  57.9  59.6
   Current state income tax provision .......................   2.3   1.6   2.6
   Deferred state income tax provision (benefit).............   0.1   0.8  (0.1)
                                                              ----- ----- -----
     Subtotal-state provision................................   2.4   2.4   2.5
                                                              ----- ----- -----
     Total income tax provision.............................. $56.6 $60.3 $62.1
                                                              ===== ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.7
   Dividends received deduction............................... (1.1) (0.2)  --
   Other, net................................................. (1.2)  --   (0.5)
                                                               ----  ----  ----
     Effective rate........................................... 34.4% 36.3% 36.7%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(7) Income Taxes -- Continued

  The components of the net deferred income tax asset at December 31 are as follows:

                                                                   1999   1998
                                                                  ------ ------
   Assets:
    Insurance reserve amounts.................................... $149.0 $159.5
    Investments..................................................   10.7    --
    Net unrealized investment losses on investment securities....   72.2    --
    Other........................................................   22.2    7.7
                                                                  ------ ------
     Total deferred tax assets...................................  254.1  167.2
                                                                  ------ ------
   Liabilities:
    Net unrealized investment gains on investment securities.....    --    31.1
    Investments..................................................    --    15.9
    Present value of future profits..............................   59.6   67.1
    Deferred acquisition costs...................................   74.2   11.0
                                                                  ------ ------
     Total deferred tax liabilities..............................  133.8  125.1
                                                                  ------ ------
     Net deferred income tax asset............................... $120.3 $ 42.1
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company paid $41.8, $25.6 and $70.6, for federal and state income taxes for the years ended December 31, 1999, 1998 and 1997, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $14.8, $11.5 and $11.9 for the years ended December 31, 1999, 1998 and 1997, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $45.1, $19.1 and $4.6, for the years ended December 31, 1999, 1998 and 1997, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.9 and $2.2 with no outstanding borrowings at December 31, 1999 and $64.3 outstanding at December 31, 1998.

   During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1999 and 1998, totaled $30.8 and $75.9, respectively.

 (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(9) Commitments and Contingencies -- Continued

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.1, $3.1, and $4.6 to various state guaranty associations during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, accounts payable and accrued expenses include $4.1 and $17.8, respectively, related to estimated future payments.

(c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 1999 and 1998 other than mortgage loan commitments of $53.0 and $83.8 and interest rate floors of $13.9 and $17.2, respectively. The notional value of the interest rate floors at December 31, 1999 and 1998, was $1,800 and the floors expire from September 2003 to October 2003.

  The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 1999 and 1998.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                  1999              1998
                                            ----------------- -----------------
                                            Carrying   Fair   Carrying   Fair
                                             amount   value    amount   value
                                            -------- -------- -------- --------
   Mortgage loans.......................... $  810.5 $  819.4 $  745.8 $  828.3
   Investment type insurance contracts.....  6,891.1  6,849.8  5,416.2  5,441.8
   Interest rate floors....................     13.9      1.2     17.2     12.5

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 2000 is $54.2.

  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            1999   1998   1997
                                                           ------ ------ ------
   Statutory net income................................... $ 70.8 $ 70.1 $ 80.9
   Statutory capital and surplus.......................... $542.5 $577.5 $600.0

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 1999, 1998 and 1997
             (Dollar amounts in millions, except per share amounts)


(13) Operating Segment Information -- Continued

  The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1999 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   634.2       $  4.0      $   638.2
Net realized investment gains........        12.0          --            12.0
Premiums.............................        67.8         56.1          123.9
Other revenues.......................       243.6          0.2          243.8
                                        ---------       ------      ---------
  Total revenues.....................       957.6         60.3        1,017.9
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5          655.5
Commissions..........................       179.7         12.4          192.1
Amortization of intangibles..........        56.2          2.1           58.3
Other operating costs and expenses...       (55.1)         2.6          (52.5)
                                        ---------       ------      ---------
  Total benefits and expenses........       797.8         55.6          853.4
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.8       $  4.7      $   164.5
                                        =========       ======      =========
Total Assets.........................   $19,774.2       $183.1      $19,957.3
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1998 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   569.4       $  5.3      $   574.7
Net realized investment gains........        29.6          --            29.6
Premiums.............................       101.4         21.7          123.1
Other revenues.......................       211.1          0.5          211.6
                                        ---------       ------      ---------
  Total revenues.....................       911.5         27.5          939.0
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       560.7         (3.9)         556.8
Commissions..........................       106.2          6.6          112.8
Amortization of intangibles..........        55.1          9.7           64.8
Other operating costs and expenses...        26.0         12.5           38.5
                                        ---------       ------      ---------
  Total benefits and expenses........       748.0         24.9          772.9
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   163.5       $  2.6      $   166.1
                                        =========       ======      =========
Total Assets.........................   $14,661.1       $ 99.8      $14,760.9
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1997 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   555.7       $  7.0      $   562.7
Net realized investment gains........        19.0          --            19.0
Premiums.............................       105.6         66.2          171.8
Other revenues.......................       195.1          0.2          195.3
                                        ---------       ------      ---------
  Total revenues.....................       875.4         73.4          948.8
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       548.4         42.5          590.9
Commissions..........................       125.2         13.9          139.1
Amortization of intangibles..........        66.6          3.1           69.7
Other operating costs and expenses...       (24.5)         4.1          (20.4)
                                        ---------       ------      ---------
  Total benefits and expenses........       715.7         63.6          779.3
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.7       $  9.8      $   169.5
                                        =========       ======      =========
Total Assets.........................   $12,699.0       $ 47.9      $12,746.9
                                        =========       ======      =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(14) Accounting Pronouncements Not Yet Adopted

  The Financial Accounting Standards Board ("FASB") has issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement No. 133), effective for GELAAC on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133.) Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB, and the effects on accounting for GELAAC financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(15) Cumulative Effect of Accounting Change

  The American Institute of Certified Public Accountants has issued Statement of Position ("SOP") No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle resulting in an increase to net income of $5 (net of income taxes of $2.8).

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Issued by:
                     GE Life and Annuity Assurance Company
                                  Home Office:
                             6610 West Broad Street
                            Richmond, Virginia 23230
                           Telephone: (804) 281-6000

--------------------------------------------------------------------------------

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis, or a combination of both.

You may allocate your premium payments and automatic bonus credits we provide you to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

AIM Variable Insurance Funds

  AIM V.I. Capital Appreciation Fund, AIM V.I. Growth Fund, AIM V.I. Value
  Fund

Alliance Variable Products Series Fund, Inc.

  Growth and Income Portfolio, Premier Growth Portfolio, Quasar Portfolio

Dreyfus

  Dreyfus Investment Portfolios-Emerging Markets Fund, The Dreyfus Socially Responsible Growth Fund, Inc.

Federated Insurance Series

  Federated High Income Bond Fund II, Federated International Small Company Fund II

Fidelity Variable Insurance Products Fund (VIP)

  VIP Equity-Income Portfolio, VIP Growth Portfolio

Fidelity Variable Insurance Products Fund II (VIP II)

  VIP II Contrafund(R) Portfolio

Fidelity Variable Insurance Products Fund III (VIP III)

  VIP III Growth & Income Portfolio, VIP III Mid Cap Portfolio

GE Investments Funds, Inc.

  Mid-Cap Value Equity Fund, Money Market Fund, Premier Growth Equity Fund, S&P 500(R) Index Fund, Small-Cap Value Equity Fund, U.S. Equity Fund, Value Equity Fund

Janus Aspen Series

  Aggressive Growth Portfolio, Balanced Portfolio, Capital Appreciation Portfolio, Global Life Sciences Portfolio, Global Technology Portfolio, Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio

MFS(R) Variable Insurance Trust

  MFS(R) Growth Series, MFS(R) Growth With Income Series, MFS(R) New Discovery Series, MFS(R) Utilities Series

Oppenheimer Variable Account Funds

  Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Growth & Income Fund/VA

PIMCO Variable Insurance Trust

  Foreign Bond Portfolio, High Yield Bond Portfolio, Long-Term U.S. Government Bond Portfolio, Total Return Bond Portfolio

Rydex Variable Trust

  Rydex OTC Fund

Not all of these portfolios may be available in all states or in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterwards will depend upon the investment performance of the Funds you select. You bear the investment risk of investing in the portfolios.

We offer variable annuity policies that do not have automatic bonus credits, and therefore have lower fees. Over time, the value of the Bonus Credit could be more than offset by the higher charges. You should carefully consider whether or not this Policy is the best product for you.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated       , concerning Account
4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

  The date of this Prospectus is        .

Table of Contents

Definitions.................................................................   1

Expense Table...............................................................   3

Synopsis....................................................................  13

Investment Results..........................................................  17

Financial Statements........................................................  18

GE Life and Annuity Assurance Company.......................................  19

Account 4...................................................................  20

The Guarantee Account.......................................................  29

Charges and Other Deductions................................................  31

The Policy..................................................................  36

Transfers...................................................................  40

Surrenders..................................................................  44

The Death Benefit...........................................................  46

Income Payments.............................................................  54

Federal Tax Matters.........................................................  58

Voting Rights...............................................................  66

Requesting Payments.........................................................  67

Distribution of the Policies................................................  68

Additional Information......................................................  69

Condensed Financial Information.............................................  71

Appendix....................................................................  72

Table of Contents for Statement of Additional Information

  This Prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

Definitions

We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Bonus Credit -- A bonus credit is the "enhanced premium amount" described in your Policy. For qualifying Policies, it is an amount we will add to each premium payment we receive. It is not considered a "premium payment" under the Policy.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified interest rate guarantee period. This account is not part of and does not depend on the investment performance of Account 4.

Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. Not all Investment Subdivisions may be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and is shown on the Policy data pages and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value (after deduction of any policy maintenance charge) less any applicable surrender charge, premium tax, and optional benefit charge.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that a Fund does not value its shares.

Valuation Period -- The period that starts at the close of regular trading on the New York Stock Exchange and ends at the close of regular trading on the next succeeding Valuation Day.

Expense Table

This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see "Charges and Other Deductions" in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table.

Owner Transaction Expenses:

 The maximum surrender charge (as a percentage of each premium payment surrendered/withdrawn)................................................. 8.00%

 Transfer Charge (for each transfer after the first in a calendar month)/1/ .............................................................  $10

 We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

Annual Expenses (as a percentage of Account Value):

 Mortality and Expense Risk Charge....................................... 1.30%

 Administrative Expense Charge...........................................  .25%
                                                                          ----

 Total Annual Expenses................................................... 1.55%

Other Annual Expenses:

 Annual Policy Maintenance Charge/2/ .................................... $ 25

 Guaranteed Minimum Death Benefit Charge ("GMDB") (as a percentage of average benefit amount)/3/ ............................................  .35%

 Maximum Optional Enhanced Death Benefit Charge ("OEDB") (as a percentage of average Account Value)/4/ ..........................................  .35%

 /1/We reserve the right to assess a $10 transfer charge for each transfer after the first transfer in a calendar month, although we do not currently do so.
 /2/We do not assess this charge if your Account Value at the time the charge is due is at least $10,000.
 /3/If the Elective Guaranteed Minimum Death Benefit applies. (This may be referred to as the "Six Percent EstateProtector" in our marketing materials.)
 /4/If the Optional Enhanced Death Benefit Charge applies. We currently charge
    .20%.

Portfolio Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (as a percentage of each portfolio's average net assets):

                                                            Other
                           Management                      Expenses
                         Fees (after fee                    (after      Total
                           waiver, as    12b-1  Service reimbursement,  Annual
                           applicable)   Fees*  Fees**  as applicable) Expenses
-------------------------------------------------------------------------------
AIM Variable Insurance
 Funds
 AIM V.I. Capital
  Appreciation Fund           0.62%        --      --        0.11%       0.73%
 AIM V.I. Growth Fund         0.63         --      --        0.10        0.73
 AIM V.I. Value Fund          0.61         --      --        0.16        0.77
Alliance Variable
 Products Series Fund,
 Inc./1/
 Growth and Income
  Portfolio -- Class B
  Shares                      0.63       0.25%     --        0.09        0.97
 Premier Growth
  Portfolio -- Class B
  Shares                      1.00       0.25      --        0.04        1.29
 Quasar Portfolio --
   Class B Shares             0.81       0.25      --        0.14        1.20
Dreyfus
 Dreyfus Investment
  Portfolios -- Dreyfus
  Emerging Markets Fund       1.25         --      --        0.25        1.50
 The Dreyfus Socially
  Responsible Growth
  Fund, Inc.                  0.75         --      --        0.04        0.79
Federated Insurance
 Series/2/
 Federated High Income
  Bond Fund II --
   Service Shares             0.60         --    0.10%       0.19        0.89
 Federated International
  Small Company Fund II       0.40         --    0.10        1.00        1.50
Fidelity Variable Insurance Products
 Fund (VIP)/3/
 VIP Equity-Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25      --        0.10        0.83
 VIP Growth Portfolio --
   Service
  Class 2 Shares              0.58       0.25      --        0.10        0.93
Fidelity Variable Insurance Products
 Fund (VIP II)/4/
 VIP II Contrafund
  Portfolio -- Service
  Class 2 Shares              0.58       0.25      --        0.12        0.95
Fidelity Variable Insurance Products
 Fund (VIP III)/5/
 VIP III Growth & Income
  Portfolio -- Service
  Class 2 Shares              0.48       0.25      --        0.13        0.86
 VIP III Mid Cap
  Portfolio -- Service
  Class 2 Shares              0.57       0.25      --        0.43        1.25
GE Investments Funds,
 Inc./6/
 Mid-Cap Value Equity
  Fund                        0.65         --      --        0.06        0.71
 Money Market Fund            0.24         --      --        0.06        0.30
 Premier Growth Equity
  Fund                        0.65         --      --        0.03        0.68
 S&P 500 Index Fund           0.35         --      --        0.04        0.39
 Small-Cap Value Equity
  Fund                        0.80         --      --        0.13        0.93
 U.S. Equity Fund             0.55         --      --        0.06        0.61
 Value Equity Fund            0.65         --      --        0.13        0.78
Janus Aspen Series/7/
 Aggressive Growth
  Portfolio -- Service
  Shares                      0.65       0.25      --        0.02        0.92
 Balanced Portfolio --
   Service Shares             0.65       0.25      --        0.02        0.92
 Capital Appreciation
  Portfolio -- Service
  Shares                      0.65       0.25      --        0.04        0.94
 Global Life Sciences
  Portfolio -- Service
  Shares                      0.65       0.25      --        0.19        1.09

                                                             Other
                            Management                      Expenses
                          Fees (after fee                    (after      Total
                            waiver, as    12b-1  Service reimbursement,  Annual
                            applicable)   Fees*  Fees**  as applicable) Expenses
--------------------------------------------------------------------------------
 Global Technology
  Portfolio -- Service
  Shares                       0.65%      0.25%     --        0.13%       1.03%
 Growth Portfolio --
   Service Shares              0.65       0.25      --        0.02        0.92
 International Growth
  Portfolio -- Service
  Shares                       0.65       0.25      --        0.11        1.01
 Worldwide Growth
  Portfolio -- Service
  Shares                       0.65       0.25      --        0.05        0.95
MFS(R) Variable
 Insurance Trust/8/
 MFS(R) Growth Series --
   Service Class Shares        0.75       0.20      --        0.16        1.11
 MFS(R) Growth with
  Income Series --
   Service Class Shares        0.75       0.20      --        0.13        1.08
 MFS(R) New Discovery
  Series -- Service
  Class Shares                 0.90       0.20      --        0.17        1.27
 MFS(R) Utilities
  Series -- Service
  Class Shares                 0.75       0.20      --        0.16        1.11
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA --
   Service Shares              0.67       0.15      --        0.02        0.84
 Oppenheimer Main Street
  Growth & Income
  Fund/VA -- Service
  Shares                       0.73       0.15      --        0.05        0.93
PIMCO Variable Insurance
 Trust/9/
 Foreign Bond
  Portfolio --
   Administrative Shares       0.25         --    0.15%       0.70        1.10
 High Yield Bond
  Portfolio --
   Administrative Shares       0.25         --    0.15        0.35        0.75
 Long-Term U.S.
  Government Bond
  Portfolio --
   Administrative Shares       0.25         --    0.15        0.25        0.65
 Total Return Bond
  Portfolio --
   Administrative Shares       0.25         --    0.15        0.25        0.65
Rydex Variable Trust
 Rydex OTC Fund                0.75         --    0.25        0.55        1.55

 * The 12b-1 fees deducted from the 12b-1 classes of these portfolios cover certain distribution and shareholder support services provided by the companies selling policies investing in those portfolios. The portion of the 12b-1 fees assessed against the Separate Account's assets related to the portfolios will be remitted to Capital Brokerage Corporation, the principal underwriter for the Policies.
** The Service Share fees deducted from the service shares of these portfolios cover certain administrative services provided by companies selling policies investing in those portfolios. The portion of the Service Share fees assessed against the Separate Account's assets related to the portfolios will be remitted to GE Life & Annuity.
/1/Alliance Variable Products Series Fund, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 1999 would have been 1.44% for the Quasar Portfolio, consisting of 1.00% management fees, .25% 12b-1 fee and .19% other expenses.
/2/Federated Insurance Series, Inc. has voluntarily agreed to reduce or limit certain other expenses. Absent these waivers total annual expenses during 1999 would have been 1.04% for the High Income Bond Fund II, consisting of .60% management fees, .25% service fees and .19% other expenses; total annual expenses of 2.50% for International Small Company Fund II, consisting of 1.25% management fee, 1.00% service fee and .25% other expenses.
/3/The expenses of the portfolios of the Variable Insurance Products Fund
  (VIP) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.

/4/The expenses of the portfolios of the Variable Insurance Products Fund II
  (VIP II) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.
/5/The expenses of the portfolios of the Variable Insurance Products Fund III
  (VIP III) -- Service Class 2, are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year.
/6/GE Asset Management Incorporated currently serves as investment advisor to GE Investments Funds, Inc. (except for GE Small-Cap Value and Value Equity Funds) and has agreed to waive a portion of the fee payable by the Fund. Absent this fee waiver, the total annual expenses of the GE Money Market Fund would have been .50%, consisting of .44% management fees and .06% other expenses; GE Premier Growth Equity Fund would have been .72% total annual expenses, consisting of .65% management fees and .07% other expenses. Expenses for the Small-Cap Value Equity and the Value Equity Funds are estimated due to the portfolios being in existence for less than 10 months.
/7/Janus Aspen Series expenses (except for Global Technology and Global Life
  Sciences Portfolios) are based upon expenses for the fiscal year ended December 31, 1999, restated to reflect a reduction in the management fees for Growth, Aggressive Growth, Capital Appreciation, International Growth, Worldwide Growth and Balanced. Expenses for Global Technology and Global Life Sciences Portfolios are based on the estimated expenses that those portfolios expect to incur in their initial fiscal year. All expenses are shown without the effect of expense offset arrangements.
/8/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of MFS Variable Insurance Trust during 1999 would have been total annual expenses of 1.66% for the Growth Series, consisting of .75% management fees, .20% 12b-1 fee and .71% other expenses; total annual expenses of 2.69% for the New Discovery Series, consisting of .90% management fees, .20% 12b-1 fees and 1.59% other expenses.
/9/Absent certain fee waivers or reimbursements, the total annual expenses of the portfolios of the PIMCO Variable Insurance Trust during 1999 would have been total annual expenses of 1.25% for the Foreign Bond Portfolio, consisting of .25% management fees, .15% service fee and .85% other expenses; total annual expenses of .71% for the Long-Term U.S. Government Bond Portfolio, consisting of .25% management fees, .15% service fees and .31% other expenses; total annual expenses of .69% for Total Return Bond Portfolio, consisting of .25% management fees, .15% service fees and .29% other expenses.
  PIMCO Foreign Bond Portfolio has contractually agreed to reduce total annual portfolio operating expenses for the Administrative Class shares to the extent they would exceed, due to the payment of organizational expenses and Trustees' fee, 0.90% of average daily net assets. Under the Expense Limitation Agreement, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. The examples are based on the annual expenses of the portfolios of the Funds for the year ended December 31, 1999 (shown above in Portfolio Annual Expenses) and assume that the fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples assume that a full 4% Bonus Credit applies (if a lower Bonus Credit applied, or if no Bonus Credit applied, the numbers shown would be lower). The Janus Global Life Sciences Portfolio and Global Technology Portfolio did not exist as of December 31, 1999; therefore the expenses for these Portfolios are based on the estimated expenses that the Portfolios expect to incur in their initial fiscal year. The examples also assume that the $25 annual policy maintenance charge is equivalent to 0.1% of Account Value attributable to the hypothetical investment (this charge will be waived if the Account Value is at least $10,000 at the time the charge is due). To the extent that the examples reflect a charge for the elective Guaranteed Minimum Death Benefit Rider and the optional enhanced Death Benefit rider, the examples assume that the maximum charge (for the GMDB the maximum charge is .35% of the average benefit amount; for the OEDB the maximum charge is .35% of the average Account Value at the beginning of the previous Policy year and at the end of the previous Policy year) applies.

                                     * * *

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the GMDB Rider and the OEDB Rider):

1.  If you surrender* your Policy at the end of the applicable period:

Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             100.16 158.00  210.14   355.69
 AIM V.I. Growth Fund                           100.16 158.00  210.14   355.69
 AIM V.I. Value Fund                            100.47 158.93  211.67   358.65
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    102.61 165.36  222.29   379.11
 Premier Growth Portfolio                       105.85 175.09  238.26   409.39
 Quasar Portfolio                               104.94 172.37  233.79   400.98
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          107.98 181.43  248.59   428.69
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          100.77 159.85  213.19   361.60
Federated Insurance Series
 Federated High Income Bond Fund II             101.79 162.92  218.26   371.37
 Federated International Small Company Fund II  107.98 181.43  248.59   428.69
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio                    101.18 161.08  215.22   365.52
 VIP Growth Portfolio                           102.20 164.14  220.28   375.25
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                    102.40 164.75  221.29   377.18

Subdivision Investing In:  1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio                101.49 162.00  216.74   368.45
 VIP III Mid Cap
  Portfolio                105.45 173.88  236.28   405.67
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund                      99.96 157.39  209.12   353.71
 Money Market Fund          95.72 144.22  186.65   306.14
 Premier Growth Equity
  Fund                      99.65 156.46  207.59   350.73
 S&P 500 Index Fund         96.69 147.48  192.67   321.43
 Small Cap Value Fund      102.20 164.14  220.28   375.25
 U.S. Equity Fund           98.94 154.30  204.01   343.74
 Value Equity Fund         100.67 159.54  212.69   360.62
Janus Aspen Series
 Aggressive Growth
  Portfolio                102.10 163.84  219.77   374.28
 Balanced Portfolio        102.10 163.84  219.77   374.28
 Capital Appreciation
  Portfolio                102.30 164.45  220.78   376.22
 Global Life Sciences
  Portfolio                103.83 169.02  228.31   390.59
 Global Technology
  Portfolio                103.22 167.20  225.31   384.87
 Growth Portfolio          102.10 163.84  219.77   374.28
 International Growth
  Portfolio                103.01 166.59  224.30   382.96
 Worldwide Growth
  Portfolio                102.40 164.75  221.29   377.18
MFS Variable Insurance
 Trust
 MFS Growth Series         104.03 169.63  229.31   392.49
 MFS Growth with Income
  Series                   103.72 168.72  227.81   389.64
 MFS New Discovery Series  105.65 174.49  237.27   407.53
 MFS Utilities Series      104.03 169.63  229.31   392.49
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA       101.28 161.38  215.73   366.50
 Oppenheimer Main Street
  Growth & Income Fund/VA  102.20 164.14  220.28   375.25
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio    103.93 169.33  228.81   391.54
 Government Bond
  Portfolio                 99.35 155.54  206.06   347.74
 High Yield Portfolio      100.37 158.62  211.16   357.66
 Total Return Portfolio     99.35 155.54  206.06   347.74
Rydex Variable Trust
 Rydex OTC Fund            108.49 182.93  251.03   433.22

*  surrender includes annuitization over a period of less than 5 years

2.  If you annuitize at the end of the applicable period, or do not surrender*:

Subdivision Investing In:                       1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             28.16   95.00  165.14   355.69
 AIM V.I. Growth Fund                           28.16   95.00  165.14   355.69
 AIM V.I. Value Fund                            28.47   95.93  166.67   358.65
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    30.61  102.36  177.29   379.11
 Premier Growth Portfolio                       33.85  112.09  193.26   409.39
 Quasar Portfolio                               32.94  109.37  188.79   400.98
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          35.98  118.43  203.59   428.69
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          28.77   96.85  168.19   361.60
Federated Insurance Series
 Federated High Income Bond Fund II             29.79   99.92  173.26   371.37
 Federated International Small Company Fund II  35.98  118.43  203.59   428.69

Subdivision Investing In:  1 Year 3 Years 5 Years 10 Years
----------------------------------------------------------
Fidelity Variable
 Insurance Products Fund
 VIP Equity-Income
  Portfolio                29.18   98.08  170.22   365.52
 VIP Growth Portfolio      30.20  101.14  175.28   375.25
Fidelity Variable
 Insurance Products Fund
 II
 VIP II Contrafund
  Portfolio                30.40  101.75  176.29   377.18
Fidelity Variable
 Insurance Products Fund
 III
 VIP III Growth & Income
  Portfolio                29.49   99.00  171.74   368.45
 VIP III Mid Cap
  Portfolio                33.45  110.88  191.28   405.67
GE Investments Funds,
 Inc.
 Mid-Cap Value Equity
  Fund                     27.96   94.39  164.12   353.71
 Money Market Fund         23.72   81.22  141.65   306.14
 Premier Growth Equity
  Fund                     27.65   93.46  162.59   350.73
 S&P 500 Index Fund        24.69   84.48  147.67   321.43
 Small Cap Value Fund      30.20  101.14  175.28   375.25
 U.S. Equity Fund Fund     26.94   91.30  159.01   343.74
 Value Equity Fund         28.67   96.54  167.69   360.62
Janus Aspen Series
 Aggressive Growth
  Portfolio                30.10  100.84  174.77   374.28
 Balanced Portfolio        30.10  100.84  174.77   374.28
 Capital Appreciation
  Portfolio                30.30  101.45  175.78   376.22
 Global Life Sciences
  Portfolio                31.83  106.02  183.31   390.59
 Global Technology
  Portfolio                31.22  104.20  180.31   384.87
 Growth Portfolio          30.10  100.84  174.77   374.28
 International Growth
  Portfolio                31.01  103.59  179.30   382.96
 Worldwide Growth
  Portfolio                30.40  101.75  176.29   377.18
MFS Variable Insurance
 Trust
 MFS Growth Series         32.03  106.63  184.31   392.49
 MFS Growth with Income
  Series                   31.72  105.72  182.81   389.64
 MFS New Discovery Series  33.65  111.49  192.27   407.53
 MFS Utilities Series      32.03  106.63  184.31   392.49
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA       29.28   98.38  170.73   366.50
 Oppenheimer Main Street
  Growth & Income Fund/VA  30.20  101.14  175.28   375.25
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio    31.93  106.33  183.81   391.54
 Government Bond
  Portfolio                27.35   92.54  161.06   347.74
 High Yield Portfolio      28.37   95.62  166.16   357.66
 Total Return Portfolio    27.35   92.54  161.06   347.74
Rydex Variable Trust
 Rydex OTC Fund            36.49  119.93  206.03   433.22

*  surrender includes annuitization over a period of less than 5 years

EXAMPLES: A Policyowner would pay the following expense on a $1,000 investment, assuming a 5% annual return on assets and the charges and expenses reflected in the Fee Table above (including the GMDB Rider and the OEDB Rider):

3. If you surrender* your Policy at the end of the applicable period:

Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             100.16 158.00  210.14   355.69
 AIM V.I. Growth Fund                           100.16 158.00  210.14   355.69
 AIM V.I. Value Fund                            100.47 158.93  211.67   358.65
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    102.61 165.36  222.29   379.11
 Premier Growth Portfolio                       105.85 175.09  238.26   409.39
 Quasar Portfolio                               104.94 172.37  233.79   400.98
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          107.98 181.43  248.59   428.69
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          100.77 159.85  213.19   361.60
Federated Insurance Series
 Federated High Income Bond Fund II             101.79 162.92  218.26   371.37
 Federated International Small Company Fund II  107.98 181.43  248.59   428.69
Fidelity Variable Insurance Funds
 VIP Equity-Income Portfolio                    101.18 161.08  215.22   365.52
 VIP Growth Portfolio                           102.20 164.14  220.28   375.25
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                    102.40 164.75  221.29   377.18
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio              101.49 162.00  216.74   368.45
 VIP III Mid Cap Portfolio                      105.45 173.88  236.28   405.67
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                       99.96 157.39  209.12   353.71
 Money Market Fund                               95.72 144.22  186.65   306.14
 Premier Growth Equity Fund                      99.65 156.46  207.59   350.73
 S&P 500 Index Fund                              96.69 147.48  192.67   321.43
 Small Cap Value Fund                           102.20 164.14  220.28   375.25
 U.S. Equity Fund                                98.94 154.30  204.01   343.74
 Value Equity Fund                              100.67 159.54  212.69   360.62
Janus Aspen Series
 Aggressive Growth Portfolio                    102.10 163.84  219.77   374.28
 Balanced Portfolio                             102.10 163.84  219.77   374.28
 Capital Appreciation Portfolio                 102.30 164.45  220.78   376.22
 Global Life Sciences Portfolio                 103.83 169.02  228.31   390.59
 Global Technology Portfolio                    103.22 167.20  225.31   384.87
 Growth Portfolio                               102.10 163.84  219.77   374.28
 International Growth Portfolio                 103.01 166.59  224.30   382.96
 Worldwide Growth Portfolio                     102.40 164.75  221.29   377.18
MFS Variable Insurance Trust
 MFS Growth Series                              104.03 169.63  229.31   392.49
 MFS Growth with Income Series                  103.72 168.72  227.81   389.64
 MFS New Discovery Series                       105.65 174.49  237.27   407.53
 MFS Utilities Series                           104.03 169.63  229.31   392.49
Oppenheimer Variable Account Funds
 Oppenheimer Global Securities Fund/VA          101.28 161.38  215.73   366.50
 Oppenheimer Main Street Growth & Income
  Fund/VA                                       102.20 164.14  220.28   375.25

Investment Subdivision
Investing In:                   1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------------
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio         103.93 169.33  228.81   391.54
 Government Bond Portfolio       99.35 155.54  206.06   347.74
 High Yield Portfolio           100.37 158.62  211.16   357.66
 Total Return Portfolio          99.35 155.54  206.06   347.74
Rydex Variable Trust
 Rydex OTC Fund                 108.49 182.93  251.03   433.22

* surrender includes annuitization over a period of less than 5 years

4. If you annuitize at the end of the applicable period, or do not surrender*:

Investment Subdivision Investing In:            1 Year 3 Years 5 Years 10 Years
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund             28.16   95.00  165.14   355.69
 AIM V.I. Growth Fund                           28.16   95.00  165.14   355.69
 AIM V.I. Value Fund                            28.47   95.93  166.67   358.65
Alliance Variable Products Series Fund, Inc.
 Growth and Income Portfolio                    30.61  102.36  177.29   379.11
 Premier Growth Portfolio                       33.85  112.09  193.26   409.39
 Quasar Portfolio                               32.94  109.37  188.79   400.98
Dreyfus
 Dreyfus Investment Portfolios-Emerging Markets
  Fund                                          35.98  118.43  203.59   428.69
 The Dreyfus Socially Responsible Growth Fund,
  Inc.                                          28.77   96.85  168.19   361.60
Federated Insurance Series
 Federated High Income Bond Fund II             29.79   99.92  173.26   371.37
 Federated International Small Company Fund II  35.98  118.43  203.59   428.69
Fidelity Variable Insurance Products Fund
 VIP Equity-Income Portfolio                    29.18   98.08  170.22   365.52
 VIP Growth Portfolio                           30.20  101.14  175.28   375.25
Fidelity Variable Insurance Products Fund II
 VIP II Contrafund Portfolio                    30.40  101.75  176.29   377.18
Fidelity Variable Insurance Products Fund III
 VIP III Growth & Income Portfolio              29.49   99.00  171.74   368.45
 VIP III Mid Cap Portfolio                      33.45  110.88  191.28   405.67
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                      27.96   94.39  164.12   353.71
 Money Market Fund                              23.72   81.22  141.65   306.14
 Premier Growth Equity Fund                     27.65   93.46  162.59   350.73
 S&P 500 Index Fund                             24.69   84.48  147.67   321.43
 Small Cap Value Fund                           30.20  101.14  175.28   375.25
 U.S. Equity Fund Fund                          26.94   91.30  159.01   343.74
 Value Equity Fund                              28.67   96.54  167.69   360.62
Janus Aspen Series
 Aggressive Growth Portfolio                    30.10  100.84  174.77   374.28
 Balanced Portfolio                             30.10  100.84  174.77   374.28
 Capital Appreciation Portfolio                 30.30  101.45  175.78   376.22
 Global Life Sciences Portfolio                 31.83  106.02  183.31   390.59
 Global Technology Portfolio                    31.22  104.20  180.31   384.87
 Growth Portfolio                               30.10  100.84  174.77   374.28
 International Growth Portfolio                 31.01  103.59  179.30   382.96
 Worldwide Growth Portfolio                     30.40  101.75  176.29   377.18

Investment Subdivision
Investing In:             1 Year 3 Years 5 Years 10 Years
---------------------------------------------------------
MFS Variable Insurance
 Trust
 MFS Growth Series        32.03  106.63  184.31   392.49
 MFS Growth with Income
  Series                  31.72  105.72  182.81   389.64
 MFS New Discovery Series 33.65  111.49  192.27   407.53
 MFS Utilities Series     32.03  106.63  184.31   392.49
Oppenheimer Variable
 Account Funds
 Oppenheimer Global
  Securities Fund/VA      29.28   98.38  170.73   366.50
 Oppenheimer Main Street
  Growth & Income Fund/VA 30.20  101.14  175.28   375.25
PIMCO Variable Insurance
 Trust
 Foreign Bond Portfolio   31.93  106.33  183.81   391.54
 Government Bond
  Portfolio               27.35   92.54  161.06   347.74
 High Yield Portfolio     28.37   95.62  166.16   357.66
 Total Return Portfolio   27.35   92.54  161.06   347.74
Rydex Variable Trust
 Rydex OTC Fund           36.49  119.93  206.03   433.22

* surrender includes annuitization over a period of less than 5 years

OTHER POLICIES

We offer other variable annuity policies which also may invest in many of the same portfolios of the Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.

Synopsis

What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this Prospectus may vary from your Policy. See The Policy.

How does the Policy work? Once we approve your application, we will issue a Policy. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on that Valuation Day. See The Policy.

What is a Bonus Credit? For qualifying Policies, it is an amount we will add to each premium payment we receive. If the Annuitant was age 80 or younger when we issued the Policy, we will add 4% of each premium payment to your Account Value. For Annuitants age 81 or older at the time we issued the Policy, we will not pay Bonus Credits. Bonus Credits are not considered "premium payments" for purposes of the Policy. See Bonus Credits.

What is Account 4? It is a segregated asset account established under Virginia insurance law, and registered with the SEC as a unit investment trust. We allocate the assets of Account 4 to one or more Investment Subdivisions, according to your investment choice. We do not charge those assets with liabilities arising out of any other business we may conduct. See Account 4.

What are my variable investment choices? Through its 41 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more of the 13 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 --
 Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for eight years, we will assess a surrender charge of anywhere from 0% to 8%, depending upon how many full years those payments have been in the Policy. (Note: We do not assess this surrender charge upon Account Value surrendered, partially surrendered or annuitized that represents gain. You may also partially surrender up to 10% of premium payments each Policy year without application of the surrender charge. We do not assess the surrender charge against any Account Value annuitized under an optional payment plan with a life contingency or a period certain guaranteeing payments for five years or more. We may also waive this charge under certain other conditions.) See Surrender Charge.

We assess annual charges in the aggregate at an effective annual rate of 1.55% against the daily net asset value of Account 4, including that portion of the account attributable to your premium payments. These charges consist of .25% as an administrative expense charge and 1.30% as a mortality and expense risk charge. Additionally, we may impose an annual policy maintenance charge. We also charge for the elective GMDB and the OEDB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The portfolios also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 -- Investment Subdivisions. These portfolio expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy -- Premium Payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is currently $100 or the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See Transfers -- Transfers Before the Maturity Date and Income Payments --Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 59 1/2 at the time of the surrender, a 10% penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund. See Return Privilege.

When are my allocations effective? Within two business days after we receive all the information necessary to process your purchase order, we will allocate your initial premium payment directly to the Guarantee Account and/or the Investment Subdivisions you choose. See Allocation of Premium Payments.

Where may I find more information about Accumulation Unit Values? The Condensed Financial Information section at the end of this Prospectus provides more information about Accumulation Unit Values.

Investment Results

At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges, the annual policy maintenance charge, and the Bonus Credit. Results calculated without surrender charges and the annual policy maintenance charge will be higher. Results calculated without the Bonus Credit will be lower. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect portfolio charges and expenses, the administrative expense charge, the mortality and expense risk charge. Total returns do not reflect the optional GMDB charge and the OEDB charge. They also do not reflect premium taxes. See the Appendix for further information.

Financial Statements

The 1999 financial statements of GE Life and Annuity Assurance Company and GE Life & Annuity Separate Account 4 are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.

GE Life and Annuity Assurance Company

We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns the majority of our capital stock, and Federal Home Life Insurance Company ("Federal") and Phoenix Group Holdings, Inc. own the remainder. GE Capital Assurance and Federal are indirectly owned by GE Financial Assurance Holdings, Inc., which is a wholly owned subsidiary of General Electric Capital Corporation ("GE Capital"). GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment, and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.

Account 4

We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual fund portfolios, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 41 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of a Fund described below. We allocate net premium payments in accordance with your instructions among up to ten of the 41 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

THE PORTFOLIOS

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

INVESTMENT SUBDIVISIONS

We offer you a choice from among 41 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions, plus the Guarantee Account, at any one time.

                                                            Adviser (and Sub-
  Investment Subdivision                                       Adviser, as
       Investing In               Investment Objective         applicable)
-----------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS

AIM V.I. Capital              The fund's investment        AIM Advisors, Inc.
Appreciation Fund             objective is growth of
                              capital. Invests
                              principally in common
                              stocks, with emphasis on
                              medium and small-sized
                              growth companies. This fund
                              may invest up to 25% of the
                              value of the total assets
                              in foreign securities.
-----------------------------------------------------------------------------
AIM V.I. Growth Fund          The fund's investment        AIM Advisors, Inc.
                              objective is to Seek growth
                              of capital. Invests
                              principally in seasoned and
                              better capitalized
                              companies considered to
                              have strong earnings
                              momentum. This fund may
                              invest up to 25% of the
                              value of the total assets
                              in foreign securities.
-----------------------------------------------------------------------------
AIM V.I. Value Fund           Seeks to achieve long-term   AIM Advisors, Inc.
                              growth of Capital. Income
                              is a secondary objective.
                              Invests principally in
                              equity securities Judged by
                              the investment advisor of
                              the Fund to be undervalued.
                              This fund may Invest up to
                              25% of the value of the
                              total Assets in foreign
                              securities.
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ALLIANCE VARIABLE PRODUCTS
SERIES FUND, INC.

Growth and Income             Seeks reasonable current     Alliance Capital
Portfolio                     income and Reasonable        Management, L.P.
                              opportunity for
                              appreciation Through
                              investments primarily in
                              dividend- Paying common
                              stocks of good quality. May
                              also invest in fixed-income
                              securities And convertible
                              securities.
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                                                             Adviser (and Sub-
  Investment Subdivision                                        Adviser, as
       Investing In              Investment Objective           applicable)
-------------------------------------------------------------------------------
Premier Growth Portfolio     Seeks long term growth of      Alliance Capital
                             capital by investing           Management, L.P.
                             predominantly in the equity
                             securities of a limited
                             number of large, carefully
                             selected, high quality U.S.
                             companies judged likely to
                             achieve superior earnings
                             growth.
-------------------------------------------------------------------------------
Quasar Portfolio             Seeks growth of capital by     Alliance Capital
                             pursuing aggressive            Management, L.P.
                             investment policies. This
                             fund invests based upon the
                             potential for capital
                             appreciation and only
                             incidentally for current
                             income. The investment
                             policies are aggressive.
-------------------------------------------------------------------------------
DREYFUS

Dreyfus Investment           Seeks long-term capital        The Dreyfus
Portfolios-Emerging          growth by investing            Corporation
Markets Fund                 primarily in the stocks of
                             companies organized, or
                             with a majority of its
                             assets or business, in
                             emerging market countries.
-------------------------------------------------------------------------------
The Dreyfus Socially         Seeks to provide capital       The Dreyfus
Responsible Growth Fund,     growth, with current income    Corporation
Inc                          as a secondary goal by
                             investing primarily in the
                             common stock of companies
                             that in the opinion of the
                             Fund's management, meet
                             traditional investment
                             standards and conduct their
                             business in a manner that
                             contributes to the
                             enhancement of the quality
                             of life in America.
-------------------------------------------------------------------------------
FEDERATED INSURANCE SERIES

Federated High Income Bond   Seeks high current income      Federated
Fund II                      by investing primarily in a    Investment
                             professionally managed,        Management Company
                             diversified portfolio of
                             fixed income securities.
                             Pursues this objective by
                             investing in a diversified
                             portfolio of high- yield,
                             lower-rated corporate bonds
                             (also known as "junk
                             bonds").
-------------------------------------------------------------------------------
Federated International      Seeks to provide long-term     Federated Global
Small Company Fund II        growth of capital. Purses      Investment
                             this objective by investing    Management Corp.
                             at least 65% of its assets
                             in equity securities of
                             foreign companies that have
                             a market capitalization at
                             the time of purchase of
                             $1.5 billion or less.
-------------------------------------------------------------------------------
FIDELITY VARIABLE
INSURANCE PRODUCTS FUND
(VIP)

Equity-Income Portfolio      Seeks reasonable income and    Fidelity Management
                             will consider the potential    & Research Company;
                             for capital appreciation.      (beginning January
                             The fund also seeks a          1, 2001, FMR Co.,
                             yield, which exceeds the       Inc. will
                             composite yield on the         subadvise.)
                             securities comprising the
                             S&P 500 by investing
                             primarily in income-
                             producing equity securities
                             and by investing in
                             domestic and foreign
                             issuers.
-------------------------------------------------------------------------------

                                                           Adviser (and Sub-
  Investment Subdivision                                      Adviser, as
       Investing In              Investment Objective         applicable)
-----------------------------------------------------------------------------
Growth Portfolio             Seeks capital appreciation   Fidelity Management
                             by investing primarily in    & Research Company;
                             common stocks of companies   (beginning January
                             believed to have above-      1, 2001, FMR Co.,
                             average growth potential.    Inc. will
                                                          subadvise.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND II (VIP II)

Contrafund(TM) Portfolio     Seeks long-term capital      Fidelity Management
                             appreciation by investing    & Research Company
                             primarily in common stocks   (subadvised by
                             and securities of companies  Fidelity Management
                             whose value it believes to   & Research (U.K.)
                             have not fully been          Inc. and Fidelity
                             recognized by the public.    Management &
                             This fund invests in         Research (Far East)
                             domestic and foreign         Inc., and Fidelity
                             issuers and also invests in  Investments Japan
                             "growth" stocks or "value"   Limited; beginning
                             stocks or both.              January 1, 2001,
                                                          FMR Co., Inc. will
                                                          subadvise.)
-----------------------------------------------------------------------------
FIDELITY VARIABLE INSURANCE
PRODUCTS FUND III (VIP III)

Growth & Income Portfolio    Seeks high total return      Fidelity Management
                             through a combination of     & Research Company
                             current income and capital   (subadvised by
                             appreciation by investing a  Fidelity Management
                             majority of assets in        & Research (U.K.)
                             common stocks with a focus   Inc. and Fidelity
                             on those that pay current    Management &
                             dividends and show           Research (Far East)
                             potential for capital        Inc. and Fidelity
                             appreciation.                Investments Japan
                                                          Limited; beginning
                                                          January 1, 2001,
                                                          FMR Co., Inc. will
                                                          subadvise.)
-----------------------------------------------------------------------------
Mid Cap Portfolio            Seeks long-term growth of    Fidelity Management
                             capital by investing         & Research Company
                             primarily in common stocks   (subadvised by
                             and at least 65% of total    Fidelity Management
                             assets in securities of      & Research (U.K.),
                             companies with medium        Inc. and Fidelity
                             market capitalizations.      Management &
                                                          Research Far East
                                                          Inc.)
-----------------------------------------------------------------------------
GE INVESTMENTS FUNDS, INC.

Mid-Cap Value Equity Fund    Objective of providing long  GE Asset Management
                             term growth of capital by    Incorporated
                             investing primarily in       (Subadvised by NWQ
                             common stock and other       Investment
                             equity securities of         Management Company)
                             companies that the
                             investment adviser believes
                             are undervalued by the
                             marketplace at the time of
                             purchase and that offer the
                             potential for above-average
                             growth of capital. Although
                             the current portfolio
                             reflects investments
                             primarily within the mid
                             cap range, the Fund is not
                             restricted to investments
                             within any particular
                             capitalization and may in
                             the future invest a
                             majority of its assets in
                             another capitalization
                             range.
-----------------------------------------------------------------------------

                                                             Adviser (and Sub-
  Investment Subdivision                                        Adviser, as
       Investing In             Investment Objective            applicable)
-------------------------------------------------------------------------------
Money Market Fund           Objective of providing          GE Asset Management
                            highest level of current        Incorporated
                            income as is consistent
                            with high liquidity and
                            safety of principal by
                            investing in various types
                            of good quality money
                            market securities.
-------------------------------------------------------------------------------
Premier Growth Equity       Objective of providing          GE Asset Management
Fund                        long-term growth of capital     Incorporated
                            as well as future (rather
                            than current) income by
                            investing primarily in
                            growth-oriented equity
                            securities.
-------------------------------------------------------------------------------
S&P 500 Index Fund/1/       Objective of providing          GE Asset Management
                            capital appreciation and        Incorporated
                            accumulation of income that     (Subadvised by
                            corresponds to the              State Street Global
                            investment return of the        Advisers)
                            Standard & Poor's 500
                            Composite Stock Price Index
                            through investment in
                            common stocks comprising
                            the Index.
-------------------------------------------------------------------------------
Small-Cap Value Equity      Objective of providing          GE Asset Management
Fund                        long-term growth of capital     Incorporated
                            by investing primarily in       (Subadvised by
                            equity securities of small      Palisade Capital
                            cap undervalued U.S.            Management, L.L.C.)
                            companies that have solid
                            growth prospects.
-------------------------------------------------------------------------------
U.S. Equity Fund            Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            through investments
                            primarily in equity
                            securities of U.S.
                            companies.
-------------------------------------------------------------------------------
Value Equity Fund           Objective of providing          GE Asset Management
                            long-term growth of capital     Incorporated
                            and future income. Pursues
                            investments in equity
                            securities of large
                            undervalued U.S. companies
                            that have solid growth
                            prospects.
-------------------------------------------------------------------------------
JANUS ASPEN SERIES

Aggressive Growth           Non-diversified portfolio       Janus Capital
Portfolio                   pursuing long- term growth      Corporation
                            of capital. Pursues this
                            objective by normally
                            investing at least 50% of
                            its assets in equity
                            securities issued by
                            medium-sized companies.
-------------------------------------------------------------------------------

/1/"Standard & Poor's", "S&P", and "S&P 500" are trademarks of The McGraw-Hill
   Companies, Inc. and have been licensed for use by GE Asset Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard and Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

                                                          Adviser (and (Sub-
  Investment Subdivision                                      Adviser, as
       Investing In             Investment Objective          applicable)
----------------------------------------------------------------------------
Balanced Portfolio          Seeks long term growth of     Janus Capital
                            capital. Pursues this         Corporation
                            objective consistent with
                            the preservation of capital
                            and balanced by current
                            income. Normally invests
                            40-60% of its assets in
                            securities selected
                            primarily for their growth
                            potential and 40-60% of its
                            assets in securities
                            selected primarily for
                            their income potential.
----------------------------------------------------------------------------
Capital Appreciation        Non-diversified portfolio     Janus Capital
Portfolio                   pursing long-term growth of   Corporation
                            capital. Pursues this
                            objective by investing
                            primarily in common stocks
                            of companies of any size.
----------------------------------------------------------------------------
Global Life Sciences        Invests primarily in equity   Janus Capital
Portfolio                   securities of U.S. and        Corporation
                            foreign companies selected
                            for their growth potential.
                            Normally invests at least
                            65% of its total assets in
                            securities of companies
                            that the portfolio manager
                            believes have a life
                            science orientation.
----------------------------------------------------------------------------
Global Technology           Invests primarily in equity   Janus Capital
Portfolio                   securities of U.S. and        Corporation
                            foreign companies selected
                            for their growth potential.
                            Under normal circumstances,
                            it invests at least 65% of
                            its total assets in
                            securities of companies
                            that the portfolio manager
                            believes will benefit
                            significantly from advances
                            or improvements in
                            technology.
----------------------------------------------------------------------------
Growth Portfolio            Seeks long-term capital       Janus Capital
                            growth consistent with the    Corporation
                            preservation of capital and
                            pursues its objective by
                            investing in common stocks
                            of companies of any size.
                            Emphasizes larger, more
                            established issuers.
----------------------------------------------------------------------------
International Growth        Seeks long-term growth of     Janus Capital
Portfolio                   capital. Pursues this         Corporation
                            objective primarily through
                            investments in common
                            stocks of issuers located
                            outside the United States.
                            The portfolio normally
                            invests at least 65% of its
                            total assets in securities
                            of issuers from at least
                            five different countries,
                            excluding the United
                            States.
----------------------------------------------------------------------------

                                                           Adviser (and (Sub-
  Investment Subdivision                                       Adviser, as
       Investing In               Investment Objective         applicable)
-----------------------------------------------------------------------------
Worldwide Growth Portfolio    Seeks long-term capital      Janus Capital
                              growth in a manner           Corporation
                              consistent with the
                              preservation of capital.
                              Pursues this objective by
                              investing in a diversified
                              portfolio of common stocks
                              of foreign and domestic
                              issuers of all sizes.
                              Normally invests in at
                              least five different
                              countries including the
                              United States.
-----------------------------------------------------------------------------
MFS VARIABLE INSURANCE TRUST

MFS(R) Growth Series          Seeks to provide long-term   Massachusetts
                              growth of capital and        Financial Services
                              future income rather than    Company ("MFS")
                              current income.
-----------------------------------------------------------------------------
MFS(R) Growth With Income     Seeks to provide reasonable  Massachusetts
Series                        current income and long-     Financial Services
                              term growth of capital and   Company ("MFS")
                              income.
-----------------------------------------------------------------------------
MFS(R) New Discovery          Seeks capital appreciation.  Massachusetts
Series                        Pursues this objective by    Financial Services
                              investing at least 65% of    Company ("MFS")
                              its total assets in equity
                              securities of emerging
                              growth companies.
-----------------------------------------------------------------------------
MFS(R) Utilities Series       Seeks capital growth and     Massachusetts
                              current income. Purses this  Financial Services
                              objective by investing at    Company ("MFS" 92)
                              least 65% of its total
                              assets in equity and debt
                              securities of domestic and
                              foreign companies in the
                              utilities industry.
-----------------------------------------------------------------------------
OPPENHEIMER VARIABLE ACCOUNT
FUNDS

Global Securities Fund/VA     Seeks long-term capital      OppenheimerFunds,
                              appreciation by investing a  Inc.
                              substantial portion of
                              assets in securities of
                              foreign issuers, "growth-
                              type" companies, cyclical
                              industries and special
                              situations that are
                              considered to have
                              appreciation possibilities.
                              It invests mainly in common
                              stocks of U.S. and foreign
                              issuers.
-----------------------------------------------------------------------------
Main Street Growth &          Seeks high total return,     OppenheimerFunds,
Income Fund/VA                which includes growth in     Inc.
                              the value of its shares as
                              well as current income,
                              from equity and debt
                              securities. The Fund
                              invests mainly in common
                              stocks of U.S. companies.
-----------------------------------------------------------------------------
PIMCO VARIABLE INSURANCE
TRUST

Foreign Bond Portfolio        Non-diversified portfolio    Pacific Investment
                              seeking to maximize total    Management Company
                              return, consistent with
                              preservation of capital and
                              prudent investment
                              management. This fund
                              primarily invests in
                              intermediate maturity
                              hedged foreign fixed income
                              securities.
-----------------------------------------------------------------------------

                                                           Adviser (and (Sub-
  Investment Subdivision                                       Adviser, as
       Investing In             Investment Objective           applicable)
-----------------------------------------------------------------------------
High Yield Bond Portfolio   Seeks to maximize total        Pacific Investment
                            return, consistent with        Management Company
                            preservation of capital and
                            prudent investment
                            management. Primarily
                            invests in higher yielding
                            fixed income securities
                            (also known as "junk
                            bonds."')
-----------------------------------------------------------------------------
Long-Term U.S. Government   Seeks to maximize total        Pacific Investment
Bond Portfolio              return, consistent with the    Management Company
                            preservation of capital and
                            prudent investment
                            management. Primarily
                            invests in long- term
                            maturity fixed income
                            securities.
-----------------------------------------------------------------------------
Total Return Bond           Seeks to maximize total        Pacific Investment
Portfolio                   return consistent with         Management Company
                            preservation of capital and
                            prudent investment
                            management. Primarily
                            invests in intermediate
                            maturity fixed income
                            securities.
-----------------------------------------------------------------------------
RYDEX VARIABLE TRUST

OTC Fund/2/                 Non-diversified fund seeks     Rydex Global
                            to provide investment          Advisors
                            results that correspond to
                            a benchmark for over-the-
                            counter securities that
                            invest primarily in
                            securities of companies
                            included in NASDAQ 100
                            Index(TM).
-----------------------------------------------------------------------------

/2/The NASDAQ 100 Index(TM) is an unmanaged index that is a widely recognized indicator of OTC Market performance.

Not all of these portfolios may be available in all states or in all markets.

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares Salomon Brothers Variable Series Funds Inc. of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the portfolios are not sold directly to the general public. They are sold to the Company and they may also be sold to other insurance companies that issue variable annuity and variable life insurance policies. In addition, they may be sold to retirement plans.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisers or distributors. These agreements reflect administrative services we provide. The amounts we receive under these agreements may be significant. In addition, our affiliate, Capital Brokerage Corporation, the principal underwriter for the Policies, will receive 12b-1 fees deducted from certain portfolio assets for providing distribution and shareholder support services to some of the portfolios.

CHANGES TO ACCOUNT 4 AND THE INVESTMENT SUBDIVISIONS

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy.

This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. The new portfolio may have higher fees and charges than the portfolio it replaced. No substitution of the shares attributable to your Policy may take place without prior notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant. We will not eliminate an Investment Subdivision without prior notice to you and before approval of the SEC. Not all Investment Subdivisions may be available to all classes of Policies.

The Guarantee Account


If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

Due to certain exemptive and exclusionary provisions of the Federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "l933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account and the General Account, however, may be subject to certain generally applicable provisions of the Federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time.

At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period for one year will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest rate guarantee period will be at least the guaranteed interest rate shown in your policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any interest rate guarantee period about the then currently available interest rate guarantee periods and the guaranteed interest rates applicable to such interest rate guarantee periods. A new one year interest rate guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the interest rate guarantee period ("30 day window") of your election of a different interest rate guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one or more Investment Subdivisions subject to certain restrictions. See Transfers Before the Maturity Date. During the 30 day window, the allocation will accrue interest at the new interest rate guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to a Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of policies.)

Charges and Other Deductions

All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

 .  processing applications for and issuing the Policies;

 .  maintaining records;

 .  administering annuity payouts;

 . furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

 .  reconciling and depositing cash receipts;

 .  providing Policy confirmations and periodic statements;

 .  providing toll-free inquiry services; and

 .  furnishing telephone transaction services.

The risks we assume include:

 .  the risk that the Death Benefits will be greater than the Surrender Value;

 . the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

 . the risk that more Owners than expected will qualify for waivers of the surrender charges; and

 . the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

We designed the 4% Bonus Credit feature as part of the overall sales load structure for the policies. When the policies were designed, our pricing actuaries set the bonus credit level and the level of the surrender charge to reflect the overall level of sales load and distribution expenses associated with the policies. Although there is no specific charge for the Bonus Credit, we may use a portion of the surrender charge and mortality and expense charge to help recover the cost of providing the Bonus Credit under the Policy. We may realize a profit for this feature.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

TRANSACTION EXPENSES
Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in, first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge proportionally from all monies in the Guarantee Account. The surrender charge is as follows:

                                                           Surrender charge
          Number of full and                              as a percentage of
       partially completed years                          the surrendered or
         since we received the                           partially surrendered
            premium payment                                 premium payment
      ----------------------------------------------------------
                 Year                                         Percentage
                 ----                                         ----------
                   1                                             8%
                   2                                             8%
                   3                                             7%
                   4                                             6%
                   5                                             5%
                   6                                             4%
                   7                                             3%
                   8                                             2%
               9 or more                                         0%

We do not assess the surrender charge on surrenders:

 .  of amounts representing gain (as defined below);

 .  of free withdrawal amounts (as defined below);

 . if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

 .  if a waiver of surrender charge provision applies; or

 .  if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the date we receive your surrender request;

(b) is the total of any partial surrenders previously taken;

(c) is the total of premium payments made; and

(d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

DEDUCTIONS FROM ACCOUNT 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.55% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .25% and a mortality and expense risk charge at an effective annual rate of 1.30%. These deductions from Account 4 are reflected in your Account Value.

OTHER CHARGES
Optional Guaranteed Minimum Death Benefit Charge

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB"). We deduct this charge against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit. We will allocate the annual optional GMDB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the optional GMDB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account. At full surrender, we will charge you a pro-rata portion of the annual charge.

For the optional GMDB, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit.

Charges for the Optional Enhanced Death Benefit

We charge you for expenses related to the optional enhanced Death Benefit ("OEDB"). At the beginning of each Policy year after the first, we deduct this charge against the average of the Account Value at the beginning of the previous Policy year and the Account Value at the end of the previous Policy year. At surrender, the charge is made against the average of the Account Value at the beginning of the current Policy year and the Account Value at surrender. The charge at surrender will be a pro rata portion of the annual charge. We guarantee that this charge will never exceed an annual rate of .35% times the average Account Value (however, we currently charge .20%). We will allocate the annual charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivision at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account.

Policy Maintenance Charge

We will deduct an annual charge of $25 from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is at least $10,000.

We will allocate the annual policy maintenance charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account proportionally from all monies in the Guarantee Account. Other allocation methods may be available upon request.

Deduction for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation, or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3%.

Other Charges and Deductions

Each portfolio incurs certain fees and expenses. To pay for these charges, the portfolio makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.

In addition, we reserve the right to impose a transfer charge of up to $10 per transfer. This charge is at cost with no profit to us.

Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy.

We may also reduce charges and/or deductions for sales of the Policies to registered representatives who sell the Policies to the extent we realize savings of distribution and administrative expenses. Any such reduction in charges and/or deductions will be consistent with the standards we use in determining the reduction in charges and/or deductions for other group arrangements.

The Policy

The Policy is an individual flexible deferred variable annuity policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

PURCHASE OF THE POLICY

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days. (We will apply any subsequent premium payments on the Valuation Day they are received.)

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 80, unless we approve a different age.

This Policy may be used with certain tax qualified retirement plans. The Policy includes attributes such as tax deferral on accumulated earnings. Qualified retirement plans provide their own tax deferral benefit; the purchase of this Policy does not provide additional tax deferral benefits beyond those provided in the qualified plan. Accordingly, if you are purchasing this Policy through a qualified plan, you should consider purchasing this Policy for its Death Benefit, income benefits, and other non-tax-related benefits. Please consult a tax advisor for information specific to your circumstances in order to determine whether the Policy is an appropriate investment for you.

OWNERSHIP

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

PREMIUM PAYMENTS

You may make premium payments at a frequency and in the amount you select. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $10,000. We may accept a lower initial premium payment in the case of certain group sales. Each additional premium payment must be at least $1,000 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA Policies, and $100 for other Qualified Policies. Different limits and other restrictions may apply.

VALUATION DAY

We will value Accumulation and Annuity Units once daily as of the close of trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be the same for each day in the Valuation Period.

ALLOCATION OF PREMIUM PAYMENTS

We place net premium payments into the Separate Account's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate purchase payments to up to ten Investment Subdivisions at any one time.

The percentage of any premium payment which you can put into any one Investment Subdivision or Guarantee Period must be a whole percentage. Upon allocation to the appropriate Investment Subdivision we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an

Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the premium payment at or after 4:00 p.m., New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of each portfolio.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or by phoning us at our Home Office. The new allocation will apply to any premium payments made after we receive notice of the change. We will value any subsequent premium payments on the Valuation Day we receive them.

BONUS CREDITS

For most Policies, we will add a Bonus Credit to each premium payment we receive. (The Bonus Credit is referred to as an "enhanced premium amount" in your Policy). We fund this credit from our General Account. For each premium payment you make, we will add 4% of that premium payment to your Account Value, provided the Annuitant was age 80 or younger when we issued the Policy. For Annuitants age 81 or older at the time of issue, we will not pay any Bonus Credits. We apply the Bonus Credits when we apply your premium payment to your Account Value, and allocate the credits on a pro-rata basis to the investment options you select in the same ratio as the applicable premium payment. We do not consider Bonus Credits as "premium payments" for purposes of the Policy. You should know that over time and under certain circumstances (such as an extended period of poor market performance), the costs associated with the Bonus Credit may exceed the sum of the Bonus Credit and any related earnings. You should consider this possibility before purchasing the Policy.

VALUATION OF ACCUMULATION UNITS

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.

Transfers

TRANSFERS BEFORE THE MATURITY DATE

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. For this reason, there may be limitations placed on multiple transfer request made at different times during the same Valuation Period involving the same Investment Subdivision of the Account 4 or the Guarantee Account. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. For this reason, there may be limitations placed on multiple transfer requests made at different times during the same Valuation Period involving the same Investment Subdivision of the Separate Account or the Guarantee Account. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4, under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation of the Guarantee Account to an Investment Subdivision. Unless you are participating in the Dollar-Cost Averaging Program (see Dollar-Cost Averaging), you may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation. Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, we do not charge for transfers. However, we reserve the right to assess a charge of up to $10 per transfer. The minimum transfer amount is $100 or the entire balance in the Investment Subdivision or interest rate guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request if:

(i) any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

(ii) the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

(iii)  the transfer would adversely affect Accumulation Unit values.

We also may not honor transfers made by third parties. See Transfers by Third Parties.

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

TELEPHONE TRANSACTIONS

We permit certain telephone transactions (including transfers) as described in this Prospectus. We may be liable for losses resulting from unauthorized or fraudulent telephone transactions if we fail to employ reasonable procedures to confirm that the telephone instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, we will require written authorization before allowing you to make telephone transactions. We reserve the right to limit telephone transactions.

To request a telephone transaction, you should call our Home Office. We will record all telephone transaction requests. We will execute transfer requests received before the close of regular trading on the New York Stock Exchange that Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

TRANSFERS BY THIRD PARTIES

As a general rule and as a convenience to you, we allow the use of transfers by third parties whereby you give third parties the right to effect transfers on your behalf. However, when the same third party makes transfers for many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the portfolios underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the

Policies, and the management of the Funds share this position. Therefore, as described in your Policy, we may limit or disallow transfers made by a third party.

ON LINE TRANSFERS

We permit certain transactions using the Internet (including transfers) as described in this Prospectus to be performed through an electronic process. We may be liable for losses resulting from unauthorized or fraudulent electronic transactions if we fail to employ reasonable procedures to confirm that the electronic instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent electronic requests, such as sending written confirmation, retaining a record of electronic requests, and/or requesting other identifying information. Unless you notify us in writing not to authorize electronic transactions, such transaction will also be accepted on your behalf from your registered representative. We reserve the right to limit electronic transactions.

To request an electronic transaction, you should go to the Universal Resource Locator ("URL") established for such purposes, http://www.GEFinancialService.com. We will execute transfer requests received before the close of regular trading on the New York Stock Exchange on a Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

DOLLAR-COST AVERAGING

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on the application, completing a dollar-cost averaging agreement, or calling our Annuity Customer Service Line at 800-352-9910. To use the dollar-cost averaging program, you must transfer at least $100 from an Investment Subdivision or an interest rate guarantee period with each transfer. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or the interest rate guarantee period from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file. The dollar-cost averaging program will begin 30 days after we receive your instructions and your premium, unless you specify an earlier date.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new interest rate guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. We reserve the right to discontinue offering or to modify the dollar-cost averaging program at any time and for any reason. We reserve the right to prohibit simultaneous dollar-cost averaging and systematic withdrawals.

PORTFOLIO REBALANCING PROGAM

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual, or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages. Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer charge or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering or to modify the portfolio rebalancing program at any time and for any reason. We also reserve the right to exclude Investment Subdivisions from portfolio rebalancing. Portfolio rebalancing does not guarantee a profit or protect against a loss.

Surrenders

SURRENDERS AND PARTIAL SURRENDERS

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request.

We will not permit a partial surrender that is less than $500 or that reduces Account Value to less than $10,000. If your partial surrender request would reduce Account Value to less than $10,000, we will surrender only that amount of Account Value that would reduce the remaining Account Value to $10,000 and deduct any surrender charge from the amount you surrendered. Different limits and other restrictions may apply to qualified retirement plans.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value (after deduction of any policy maintenance charge) on the date we receive a request for surrender less any applicable surrender charge, GMDB charge, and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or interest rate guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

RESTRICTIONS ON DISTRIBUTIONS FROM CERTAIN POLICIES

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program (ORP) to withdraw their interest in a variable annuity policy issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

SYSTEMATIC WITHDRAWALS

You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Payments can begin at any time after 30 days from the Policy Date (unless we allow an earlier date). Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

 . you may request only one such change in a calendar quarter; and

 . if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments up to the maximum amount.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $10,000. If a systematic withdrawal would cause the Account Value to be less than $10,000, then we will not process that systematic withdrawal transaction. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone. You may request that we pay any remaining payments in a lump sum.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to Federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% Federal penalty tax on systematic withdrawals if you are under age 59 1/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege.

We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We also reserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners.

The Death Benefit

DEATH BENEFIT AT DEATH OF ANNUITANT BEFORE MATURITY DATE

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit (which may be referred to in our marketing materials as the "Annual EstateProtector"). Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of policy provisions described elsewhere.

The Death Benefit equals the sum of (a) and (b) where: (a) is the Account Value as of the date we receive due proof of death; and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the Annuitant's age at the time of death.

For a Policy issued with an Annuitant who was age 80 or younger on the Policy
Date:

1. If the Annuitant dies during the first Policy year, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the total of premium payments made adjusted by the proportion that any partial surrender (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

2. If the Annuitant dies after the first Policy year, but before the Policy anniversary that the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the Policy's unadjusted Death Benefit on the previous Policy anniversary, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

3. If the Annuitant dies on or after the Policy anniversary the Annuitant reaches age 80, the unadjusted Death Benefit is the greater of:

  (i)  Account Value determined as of the date of the Annuitant's death; or

  (ii) the unadjusted Death Benefit as of the Policy anniversary the Annuitant reached age 80, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy issued with an Annuitant who was age 81 or older on the Policy
Date:

The unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no additional premium payments and no partial surrenders; (iii) is not subject to premium taxes; and (iv) the Annuitant's age is 70 on the Policy Date then:

       Annuitant's            End of                   Account                     Unadjusted
           Age                 Year                     Value                     Death Benefit
      -------------------------------------------------------------------------------------------
           71                    1                     $103,000                     $103,000
           72                    2                     $110,000                     $110,000
           73                    3                     $ 80,000                     $110,000
           74                    4                     $120,000                     $120,000
           75                    5                     $130,000                     $130,000
           76                    6                     $150,000                     $150,000
           77                    7                     $160,000                     $160,000
           78                    8                     $130,000                     $160,000
           79                    9                     $ 90,000                     $160,000
           80                   10                     $170,000                     $170,000
           81                   11                     $140,000                     $170,000
           82                   12                     $190,000                     $190,000
           83                   13                     $150,000                     $170,000

The purpose of this example is to show how the unadjusted Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy.

Partial surrenders will reduce the unadjusted Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value. For example:

                          Purchase                     Account                      Unadjusted
        Date              Payment                       Value                      Death Benefit
      -------------------------------------------------------------------------------------------
       3/31/00            $10,000                      $10,000                       $ 10,000
       3/31/08                                          20,000                         20,000
       3/31/09                                          14,000                         20,000

If a partial surrender of $7,000 is made on March 31, 2009, the unadjusted Death Benefit immediately after the partial surrender will be $10,000 ($20,000 to $10,000) since the Account Value is reduced 50% by the partial surrender ($14,000 to $7,000). This is true only if the unadjusted Death Benefit immediately prior to the partial surrender (as calculated above) is not the Account Value on the date of the Annuitant's death. It also assumes that the Annuitant is younger than age 80 at the time of death, that no surrender charge applies, and that no premium tax applies to the partial surrender. This example is based on purely hypothetical values and is not intended to depict investment performance of the Policy.

DEATH OF AN OWNER OR JOINT OWNER BEFORE THE MATURITY DATE

General: In certain circumstances, Federal tax law requires that distributions be made under this Policy upon the first death of:

 .  an Owner or Joint Owner, or

 . the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated
Beneficiary:

(1)  Owner or Joint Owners;

(2)  Primary beneficiary;

(3)  Contingent beneficiary; or

(4)  Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution Rules: The distributions required by Federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

 . Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was an Annuitant, the surviving spouse will automatically become the new sole Annuitant. Any Joint Annuitant will be removed from the Policy. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply. The Account Value on the date we receive due proof of death of the Annuitant will be set equal to the Death Benefit, including any optional enhanced Death Benefit on that date. Any increase in the Account Value will be allocated to the Investment Subdivisions using the premium payment allocation in effect at that time. Any Death Benefit payable subsequently (at the death of the new Annuitant) will be calculated as if the spouse had purchased a Policy for the new Account Value on the date we received due proof of death. It will be based on the new Annuitant's age on the Policy Date, rather than the age of the previously deceased Annuitant. All other provisions, including any surrender charges, will continue as if your spouse had purchased the Policy on the original Policy Date.

 . Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

 (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

 (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

 (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire Surrender Value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

Amount of the proceeds: The amount of proceeds we will pay will, in part, vary based on the person who dies. We show the amount of the proceeds we will pay below.

         ---------------------------------------------
         Person who died                Proceeds Paid
         ---------------------------------------------
         Owner or Joint Owner          Surrender Value
         (who is not the Annuitant)
         ---------------------------------------------
         Owner or Joint Owner          Death Benefit
         (who is the Annuitant)
         ---------------------------------------------
         Annuitant                     Death Benefit
         ---------------------------------------------

Upon receipt of due proof of death, the Designated Beneficiary will instruct us how to treat the proceeds subject to the distribution rules discussed above.

DEATH OF AN OWNER, JOINT OWNER, OR ANNUITANT AFTER INCOME PAYMENTS BEGIN

After the Maturity Date (including after income payments begin), if an Owner, Joint Owner, Annuitant or Designated Beneficiary dies while the Policy is in force, payments that are already being made under the Policy will be made at least as rapidly as under the method of distribution in effect at the time of such death, notwithstanding any other provision in the Policy.

OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT RIDER

If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Surrender Value. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtectorSM".)

If the optional GMDB Rider applies, the Death Benefit will be the greater of:
(i) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:

(A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value; or

(B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender (including any applicable surrender charges) reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in the Money Market Investment Subdivision, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

You may only purchase the optional GMDB Rider at the time of application. The Rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of the Owner's request to terminate the rider.

We charge you for this benefit. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Optional Guaranteed Minimum Death Benefit Charge.

The optional GMDB Rider may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant cannot be older than age 75 at the time of issue, unless we approve a different age.

OPTIONAL ENHANCED DEATH BENEFIT

The optional enhanced Death Benefit adds an extra feature and coordinates with the basic Death Benefit and, if applicable, the optional enhanced Death Benefit. (The Death Benefit under the OEDB rider may be referred to in our marketing materials as the "GE Principal ProtectorSM".)

The optional enhanced Death Benefit varies based on the age of the Annuitant at issue. However, your optional enhanced Death Benefit will never be less than zero.

If the Annuitant is, or if there is a joint Annuitant, both the Annuitant and joint Annuitant are, age 70 or younger at issue, the optional enhanced Death Benefit is equal to 40% of (a) minus (b), where:

(a) is the Account Value as of the date of death; and

(b) is the sum of premiums paid and not previously withdrawn.

The optional enhanced Death Benefit cannot exceed 70% of premiums paid as adjusted for withdrawals.

If the Annuitant or the joint Annuitant, if applicable, is older than age 70 at issue, the optional enhanced Death Benefit is equal to 25% of (a) minus (b), where:

(a) is the Account Value as of the date of death; and

(b) is the sum of premiums paid and not previously withdrawn.

The optional enhanced Death Benefit cannot exceed 40% of premiums paid as adjusted for withdrawals.

Under both age scenarios listed above, we will take withdrawals are taken first from gain. For purposes of this benefit, gain is calculated as (a) plus (b) minus (c) minus (d), but not less than zero where:

(a) is the Account Value on the date we receive your withdrawal or surrender request:

(b) is the total of any withdrawals or surrenders, excluding surrender charges, previously taken;

(c) is the total of premiums paid; and

(d) is the total of any gain previously withdrawn.

You may only elect the optional enhanced Death Benefit when you apply for a Policy. Once elected, the benefit will remain in effect while your Policy is in force until Income Payments begin. This benefit cannot otherwise be terminated.

We charge you an additional amount for the optional enhanced Death Benefit. Currently this amount is .20% times the average Account Value at the beginning of the previous Policy year and at the end of the previous Policy year. We guarantee that this charge will not exceed .35% times the average Account Value as described above. See Charges for the Optional Enhanced Death Benefit.

The optional enhanced Death Benefit may not be available in all states or markets. In addition, to be eligible for this rider, the Annuitant or Joint Annuitant, if applicable, cannot be older than age 75 at the time of issue unless we approve a different age.

The purpose of the following example is to show how the optional enhanced Death Benefit works based on purely hypothetical values and is not intended to depict investment performance of the Policy. This example assumes a Policy is purchased with an Annuitant age 65 at the time of issue. No withdrawals are made prior to the death of the Annuitant.

                                                                                      Optional
                                                                                      Enhanced
                                Account                              Death             Death
 Date         Premium            Value             Gain             Benefit           Benefit
----------------------------------------------------------------------------------------------
8/01/00       100,000           100,000                 0           100,000                 0
8/01/15                         300,000           200,000           300,000            70,000

There are important things you should consider before you purchase the optional enhanced Death Benefit. These include:

 . The optional enhanced Death Benefit does not guarantee that any amounts under the rider will become payable at death. Market declines resulting in your Policy Value being less than your premium payments made and not previously withdrawn may result in no enhanced Death Benefit being payable.

 . Once you purchase the optional enhanced Death Benefit, you cannot cancel it.
  This means that even if the investment performance of the portfolios is such that as would result in a Death Benefit that is sufficient to meet your needs, we still will assess the optional enhanced Death Benefit charges.

 . Please take advantage of the guidance of a qualified financial adviser in evaluating the optional enhanced Death Benefit option, as well as other aspects of the Contract.

Income Payments

The Maturity Date is provided in your Policy, unless you change it after issue. You may change the Maturity Date to any date at least ten years after the date of the last purchase payment. The Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date. To make a change, send written notice to our Home Office before the Maturity Date then in effect. If you change the Maturity Date, Maturity Date will then mean the new Maturity Date you selected. (Please note the following exception: Policies issued under qualified retirement plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. As described in your Policy, the settlement age may be less than the Annuitant's age. This means payments may be lower than they would have been without the adjustment. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. The Policy provides that all or part of the Account Value may be used to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.

If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual, or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

OPTIONAL PAYMENT PLANS

Plan 1 -- Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2 -- Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3 -- Income of a Definite Amount. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4 -- Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5 -- Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.

If the payee is not a natural person, our consent must be obtained before selecting an optional payment plan.

Before the Maturity Date, you may change:

 . your Maturity Date to any date at least ten years after your last premium payment (however, the Maturity Date cannot be a date later than the Policy anniversary on which the Annuitant reaches age 90, unless we approve a later date);

 . your optional payment plan;

 . the allocation of your investment among the Investment Subdivisions; and

 . the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed income payments will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

VARIABLE INCOME PAYMENTS

We will determine your variable income payments using:

1. The maturity value (which is the Surrender Value of the Policy on the date immediately preceding the Maturity Date);

2. The annuity tables contained in the Policy including the settlement age table;

3. The optional payment plan selected; and

4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

1. First, we determine the dollar amount of the first income payment; then

2. we allocate that amount to the Investment Subdivisions according to your instructions; then

3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

TRANSFERS AFTER THE MATURITY DATE

If we are making variable income payments, the payee may change the Investment Subdivisions from which we are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.

Federal Tax Matters

INTRODUCTION

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NON-QUALIFIED POLICIES

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

 . An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

 . The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

 . The Owner's right to choose particular investments for a Policy must be limited; and

 . The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual -- no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity policy for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.

Investments in Account 4 must be diversified: For a Policy to be treated as an annuity policy for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified".

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin. However, those rules do require that an annuity policy provide for amortization, through annuity payouts, of the policy's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity policy for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity policy for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the policy." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the policy."

Your "investment in the policy" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any optional GMDB Rider and/or OEDB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

Assignments and Pledges. The Code treats any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy--without receiving a payment equal to your Policy's value--to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the policy." In such a case, the new owner's "investment in the policy" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the policy". The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to the code, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the policy." If annuity payouts cease because of the death of the Annuitant and before the total amount of the "investment in the policy" has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Before the Policy's Maturity Date:

 . If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

 . If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

 . If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the policy." All annuity payouts in excess of the unrecovered "investment in the policy" are includible in income.

 . If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the policy" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

 . you receive on or after you reach age 59 1/2,

 . you receive because you became disabled (as defined in the tax law),

 . a beneficiary receives on or after the death of the Owner, or

 . you receive as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals, including additional partial withdrawals apart from the systematic withdrawals, could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

 . If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two policies as one policy.

 . If you purchase two or more deferred annuity policies from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such policies as one policy.

The effects of such aggregation are not clear. However, it could affect:

 . the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

 . the amount that might be subject to the penalty tax described above.

QUALIFIED RETIREMENT PLANS

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified retirement plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified retirement plans. Persons intending to use the Policy in connection with a qualified retirement plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

 . Individual Retirement Accounts and Annuities ("Traditional IRAs")

 . Roth IRAs

 . Simplified Employee Pensions ("SEP's")

 . Savings Incentive Matched Plan for Employees ("SIMPLE plans" including
  "SIMPLE IRAs")

 . Public school system and tax-exempt organization annuity plans ("403(b) plans")

 . Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

 . Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

 . Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified retirement plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified retirement plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance policies. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional GMDB Rider or the OEDB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs, Roth IRAs or SIMPLE IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional IRA, a Roth IRA or a SIMPLE IRA could result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified retirement plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance policy in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

 . The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

 . The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

 . The Code does not allow a deduction for premium payments made for Non-
  Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

 . Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

 . Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the policy." Thus, under many Qualified Policies there will be no "investment in the policy" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional Federal taxes may be payable in connection with a Qualified
Policy: For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

 . received on or after the Owner reaches age 59 1/2;

 . received on or after the Owner's death or because of the Owner's disability
  (as defined in the tax law);

 . received as a series of substantially equal periodic payments for the life
  (or life expectancy) of the taxpayer; or

 . received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse Federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, H.R. 10 plans, and Qualified Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require Federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

FEDERAL INCOME TAX WITHHOLDING

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

TAX STATUS OF THE COMPANY

Under existing Federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any Federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

CHANGES IN THE LAW

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.

Voting Rights

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the relevant portfolio. Since each Fund may engage in shared funding, other persons or entities besides the Company may vote Fund shares. See Account 4 -- Investment Subdivisions.

Requesting Payments

To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrender, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the end of the Valuation Period during which our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a partial surrender, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

Distribution of the Policies

DISTRIBUTOR

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of both independent and affiliated broker-dealers (including our affiliate, Terra Securities Corporation) sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

COMMISSIONS

We pay commissions and other expenses associated with the promotion and sales of the Policies to broker/dealers. Broker/dealers may receive aggregate commissions of up to 6% of your aggregate purchase payments.

Under certain circumstances and in exchange for lower initial commissions, certain sellers of the Policies may be paid a persistency trail commission which will take into account, among other things, the length of time purchase payments have been held under the Policy and Account Value. A trail commission is not anticipated to exceed, on an annual basis, 1.00% of the Account Value considered in connection with the trail commission. We may also pay override payments, expense allowances, bonuses, wholesaler fees and training allowances. Registered representatives earn commissions from the broker/dealer with which they are affiliated and such arrangements may vary. In addition, registered representatives who meet specified production levels may qualify, under sales incentive programs adopted by us, to receive non-cash compensation such as expense-paid trips, expense-paid educational seminars and merchandise.

Capital Brokerage will receive 12b-1 fees assessed against some portfolios of the Janus Aspen Series (Service Shares) as compensation for providing certain distribution and shareholder support services.

Additional Information

OWNER QUESTIONS

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

RETURN PRIVILEGE

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Annuity New Business, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void, and we will send you a refund computed as of that date. Your refund will equal one of the following amounts:

(i) if your Account Value has increased or has stayed the same, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy;

(ii) if your Account Value has decreased, your refund will equal your Account Value, minus any Bonus Credits, but plus any mortality and expense risk charges and administrative expense charges we deducted on or before the date we received the returned Policy and plus any investment loss, including any charges made by the Funds, attributable to Bonus Credits as of the date we received the returned Policy; or

(iii) if greater than (i) or (ii) and required by the law of your state, your premium payments minus any withdrawals you previously made.

This means you receive any gains and we bear any losses attributable to the Bonus Credits during the free look period. We do not assess a surrender charge on your Policy refund.

STATE REGULATION

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

OTHER INFORMATION

We have filed a registration statement with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the registration statement, its amendments and exhibits. Please refer to the registration statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

LEGAL MATTERS

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.

Condensed Financial Information

  Several of the Subdivisions, which are available under this Contract, did not begin operation before the date of this Prospectus. The Prospectus and the Statement of Additional Information include the financial information for those Subdivisions that were in operation before the date of this Prospectus.

  The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

  Financial statements for Account 4 and consolidated financial statements for GE Life & Annuity (as well as the auditors' reports thereon) are in the Statement of Additional Information.

                        Accumulation Accumulation   No.of    Accumulation Accumulation   No. of
                        Unit Values  Unit Values    Units    Unit Values  Unit Values    Units
                           as of        as of       as of       as of        as of       as of
FUNDS                     7/03/00      6/30/00     6/30/00     1/03/00      12/31/99    12/31/99
-------------------------------------------------------------------------------------------------
GE Investments Funds,
 Inc.
Mid-Cap Value Equity
 Fund                      10.85        10.61      1,786,481    10.90        11.17      1,168,256
Money Market Fund          10.54        10.54     13,497,375    10.32        10.32     12,703,804
Premier Growth Equity
 Fund                      11.69        11.58      2,916,360    11.52        11.73      1,380,434
S&P 500 Index Fund         11.54        11.43     12,060,639    11.47        11.59      7,821,903
Small-Cap Value Equity       --           --             --       --           --             --
U.S. Equity Fund           11.65        11.50      2,203,680    11.36        11.56      1,442,844
Value Equity Fund            --           --             --       --           --             --

Appendix

The majority of the portfolios are new to GE Life & Annuity's Separate Account
4. For this reason, standardized performance for the majority of the Investment Subdivisions is not yet available and, therefore, standardized and non-standardized performance data for these Investment Subdivisions is not yet listed.

STANDARDIZED PERFORMANCE DATA

We may advertise the historical total returns for the Investment Subdivisions according to SEC standards. These standards are discussed in the Statement of Additional Information. The total return for an Investment Subdivision assumes that an investment has been held in the Investment Subdivision for various periods of time including a period measured from the date on which the particular portfolio was first available in Account 4. When a portfolio has been available for one, five, and ten years, we will provide the total return for these periods, adjusted to reflect current Investment Subdivision charges. The total return quotations represent the average annual compounded rates of return that an initial investment of $1,000 in that Investment Subdivision would equal as of the last day of each period.

In Table 1, we show the standardized average annual total returns of the Investment Subdivisions for periods from the date on which a particular portfolio was first available in Account 4 to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999. Although the Policy did not exist during the periods shown in Table 1 below, the returns of the Investment Subdivisions shown have been adjusted to reflect current Investment Subdivision charges imposed under the Policy. The total returns shown in Table 1 reflect the Bonus Credit paid as well as the deduction of all common fees and charges assessed under the Policy, that is, the portfolio expenses, the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value), the administrative expense charge (deducted daily at an effective annual rate of .25% of Account Value), the annual policy maintenance charge of $25, and the surrender charge. We assume that you make a complete surrender of the Policy at the end of the period; therefore, we deduct the surrender charge. Total returns do not reflect the elective Guaranteed Minimum Death Benefit Charge and the optional enhanced Death Benefit charge and assume no premium taxes apply.

                                    Table 1
                           Standardized Total Returns

                                For the  For the  For the   From the    Date of
                                 1-year   5-year  10-year   Inception  Inception
                                 period   period   period  In Separate    In
                                 ended    ended    ended   Account to  Separate
                                12/31/99 12/31/99 12/31/99  12/31/99   Account*
--------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation
  Fund                              NA       NA       NA         NA          **
 AIM V.I. Growth Fund               NA       NA       NA         NA          **
 AIM V.I. Value Fund                NA       NA       NA         NA          **
Alliance Variable Products
 Series Fund, Inc.
 Premier Growth Portfolio --
   Class B Shares                   NA       NA       NA         NA          **
 Growth and Income Portfolio--
   Class B Shares                   NA       NA       NA         NA          **
 Quasar Portfolio -- Class B
  Shares                            NA       NA       NA         NA          **
Dreyfus
 Dreyfus Investment
  Portfolios -- Emerging
  Markets Fund                      NA       NA       NA         NA          **
 Dreyfus Socially Responsible
  Growth Fund                       NA       NA       NA         NA          **
Federated Insurance Series
 Federated High Income Bond
  Fund II -- Service Shares         NA       NA       NA         NA          **
 Federated International Small
  Company Fund II                   NA       NA       NA         NA          **
Fidelity Variable Insurance
 Products Fund (VIP)
 VIP Equity - Income
  Portfolio -- Service Class 2
  Shares                            NA       NA       NA         NA          **
 VIP Growth Portfolio --
   Service Class 2 Shares           NA       NA       NA         NA          **
Fidelity Variable Insurance
 Products Fund (VIP II)
 VIP II Contrafund
  Portfolio -- Service Class 2
  Shares                            NA       NA       NA         NA          **
Fidelity Variable Insurance
 Products Fund (VIP III)
 VIP III Growth & Income
  Portfolio -- Service Class 2
  Shares                            NA       NA       NA         NA          **
 VIP III Mid Cap Portfolio --
   Service Class 2 Shares           NA       NA       NA         NA          **
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund       12.75       NA       NA      18.88    05/01/97
 Money Market Fund                0.20     3.70     3.55       3.91    05/02/88
 Premier Growth Equity Fund         NA       NA       NA         NA    05/03/99
 S&P 500 Index Fund              16.17    26.39    16.27      16.39    05/02/88
 Small-Cap Value Equity Fund        NA       NA       NA         NA          **
 U.S. Equity Fund                15.15       NA       NA      13.18    05/01/98
 Value Equity Fund                  NA       NA       NA         NA          **
Janus Aspen Series
 Aggressive Growth
  Portfolio -- Service Shares       NA       NA       NA         NA          **
 Balanced Portfolio -- Service
  Shares                            NA       NA       NA         NA          **
 Capital Appreciation
  Portfolio -- Service Shares       NA       NA       NA         NA          **
 Global Life Sciences
  Portfolio -- Service Shares       NA       NA       NA         NA          **
 Global Technology
  Portfolio -- Service Shares       NA       NA       NA         NA          **
 Growth Portfolio -- Service
  Shares                            NA       NA       NA         NA          **
 International Growth
  Portfolio -- Service Shares       NA       NA       NA         NA          **
 Worldwide Growth Portfolio --
   Service Shares                   NA       NA       NA         NA          **
MFS(R) Variable Insurance
 Trust
 MFS(R) Growth Series --
   Service Class Shares             NA       NA       NA         NA          **
 MFS(R) Growth with Income
  Series -- Service Class
  Shares                            NA       NA       NA         NA          **
 MFS(R) New Discovery
  Series -- Service Class
  Shares                            NA       NA       NA         NA          **
 MFS(R) Utilities Series --
   Service Class Shares             NA       NA       NA         NA          **
Oppenheimer Variable Account
 Funds
 Oppenheimer Main Street
  Growth & Income Fund/VA --
   Service Shares                   NA       NA       NA         NA          **
 Oppenheimer Multiple
  Strategies Fund/VA --
   Service Shares                   NA       NA       NA         NA          **
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio --
   Administrative Shares            NA       NA       NA         NA          **
 High Yield Bond Portfolio --
   Administrative Shares            NA       NA       NA         NA          **
 Long-Term U.S. Government
  Bond Portfolio --
   Administrative Shares            NA       NA       NA         NA          **
 Total Return Bond
  Portfolio -- Administrative
  Shares                            NA       NA       NA         NA          **
Rydex Variable Trust
 Rydex OTC Fund                     NA       NA       NA         NA          **

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
* Date on which a particular portfolio was first available in Separate Account
  4. As Separate Account 4 is also used for other variable annuities offered by GE Life & Annuity, this date may be different from the date the portfolio was first available in this product.

Past performance is not a guarantee of future results.

NON-STANDARDIZED PERFORMANCE DATA

In addition to the standardized data discussed above, we may also show similar performance data for other periods.

We may from time to time also advertise or disclose average annual total return or other performance data in non-standardized formats for the Investment Subdivisions. The non-standardized performance data may make different assumptions regarding the amount invested, the time periods shown, or the effect of partial surrenders or income payments.

All non-standardized performance data will be advertised only if we also disclose the standardized performance data as shown in Table 1.

Non-Standard Performance Data. We may disclose historic performance data for the portfolios since their inception reduced by some or all of the fees and charges under the Policy. Such non-standard performance includes data that precedes the date on which a particular portfolio was first available in Account 4. This data is designed to show the performance that would have resulted if the Policy had been in existence during that time, based on the portfolio's performance. This data assumes that the Investment Subdivisions available under the Policy were in existence for the same period as the portfolio with most of the charges equal to those currently assessed under the Policy. This data is not intended to indicate future performance.

Based on the method of calculation described in the Statement of Additional Information, the non-standard average annual total returns for the portfolios for periods from a particular portfolio was declared effective by the SEC to December 31, 1999, and for the one, five and ten year periods ended December 31, 1999 is shown in Tables 2 and 3, below. The total returns of the portfolios have been reduced by all common charges currently assessed under the Policy, except the policy maintenance charges, as if the Policy had been in existence since the inception of the portfolio. Therefore, non-standard total returns for the portfolios reflect deductions for the mortality and expense risk charge (deducted daily at an effective annual rate of 1.30% of Account Value) and the administrative expense charge (deducted daily at an effective annual rate of
 .25% of Account Value), but do not reflect deductions for the annual policy maintenance charge (we assume that your Account Value will at least equal $10,000). Further, non-standard total returns assume that no premium taxes apply and that you have not elected an optional benefit. In Table 2, we assume that we have added Bonus Credits to your Account Value and that you make a complete surrender at the end of the period. Therefore, in Table 2, we deduct the surrender charge. In Table 3, we assume that we have not added Bonus Credits to your Account Value and that you do make a complete surrender at the end of the period. Therefore, we do not deduct a surrender charge.

                                    Table 2
 Non-Standard Performance Data assuming surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/99 12/31/99 12/31/99   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            NA       NA       NA   05/05/93
 AIM V.I. Growth Fund                          NA       NA       NA   05/05/93
 AIM V.I. Value Fund                           NA       NA       NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio -- Class B
  Shares                                       NA       NA       NA   06/01/99
 Growth and Income Portfolio -- Class B
  Shares                                       NA       NA       NA   06/01/99
 Quasar Portfolio -- Class B Shares            NA       NA       NA   06/01/99
Dreyfus
 Dreyfus Investment Portfolios -- Emerging
  Markets Fund                                 NA       NA       NA   12/15/99
 Dreyfus Socially Responsible Growth Fund      NA       NA       NA   10/17/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                              NA       NA       NA   05/01/00
 Federated International Small Company
  Fund II                                      NA       NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity -- Income Portfolio -- Service
  Class 2 Shares                               NA       NA       NA   01/12/00
 VIP Growth Portfolio -- Service Class 2
  Shares                                       NA       NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 (VIP II)
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                               NA       NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 (VIP III)
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                      NA       NA       NA   01/12/00
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                               NA       NA       NA   01/12/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                  12.75       NA       NA   05/01/97
 Money Market Fund                           0.20     3.70     3.55   06/30/85
 Premier Growth Equity Fund                 32.18       NA       NA   12/12/97
 S&P 500 Index Fund                         16.17    26.39    16.27   04/14/85
 Small-Cap Value Equity Fund                   NA       NA       NA   05/01/00
 U.S. Equity Fund                           15.15       NA    24.92   01/02/95
 Value Equity Fund                             NA       NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
 Balanced Portfolio -- Service Shares          NA       NA       NA   12/31/99
 Capital Appreciation Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
 Global Life Sciences Portfolio -- Service
  Shares                                       NA       NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                       NA       NA       NA   01/15/00
 Growth Portfolio -- Service Shares            NA       NA       NA   12/31/99
 International Growth Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
 Worldwide Growth Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
MFS(R) Variable Insurance Trust
 MFS(R) Growth Series -- Service Class
  Shares                                       NA       NA       NA   05/01/00
 MFS(R) Growth with Income Series --
   Service Class Shares                        NA       NA       NA   05/01/00
 MFS(R) New Discovery Series -- Service
  Class Shares                                 NA       NA       NA   05/01/00
 MFS(R) Utilities Series -- Service Class
  Shares                                       NA       NA       NA   05/01/00
Oppenheimer Variable Account Funds
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                    NA       NA       NA   04/26/00
 Oppenheimer Multiple Strategies
  Fund/VA -- Service Shares                    NA       NA       NA   04/26/00
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                       NA       NA       NA   02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                       NA       NA       NA   04/30/99
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares           NA       NA       NA   04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                       NA       NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                NA       NA       NA   05/07/97

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

                                    Table 3
     Non-Standard Performance Data assuming no surrender at the end of the applicable time period.

                                           For the  For the  For the
                                            1-year   5-year  10-year
                                            period   period   period  Portfolio
                                            ended    ended    ended   Inception
                                           12/31/99 12/31/99 12/31/99   Date*
-------------------------------------------------------------------------------
AIM Variable Insurance Funds
 AIM V.I. Capital Appreciation Fund            NA       NA       NA   05/05/93
 AIM V.I. Growth Fund                          NA       NA       NA   05/05/93
 AIM V.I. Value Fund                           NA       NA       NA   05/05/93
Alliance Variable Products Series Fund,
 Inc.
 Premier Growth Portfolio -- Class B
  Shares                                       NA       NA       NA   06/01/99
 Growth and Income Portfolio -- Class B
  Shares                                       NA       NA       NA   06/01/99
 Quasar Portfolio -- Class B Shares            NA       NA       NA   06/01/99
Dreyfus
 Dreyfus Investment Portfolio -- Emerging
  Markets Fund                                 NA       NA       NA   12/15/99
 Dreyfus Socially Responsible Growth Fund      NA       NA       NA   10/17/93
Federated Insurance Series
 Federated High Income Bond Fund II --
   Service Shares                              NA       NA       NA   05/01/00
 Federated International Small Company
  Fund II                                      NA       NA       NA   05/01/00
Fidelity Variable Insurance Products Fund
 (VIP)
 VIP Equity -- Income Portfolio -- Service
  Class 2 Shares                               NA       NA       NA   01/12/00
 VIP Growth Portfolio -- Service Class 2
  Shares                                       NA       NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 (VIP II)
 VIP II Contrafund Portfolio -- Service
  Class 2 Shares                               NA       NA       NA   01/12/00
Fidelity Variable Insurance Products Fund
 (VIP III)
 VIP III Growth & Income Portfolio --
   Service Class 2 Shares                      NA       NA       NA   01/12/00
 VIP III Mid Cap Portfolio -- Service
  Class 2 Shares                               NA       NA       NA   01/12/00
GE Investments Funds, Inc.
 Mid-Cap Value Equity Fund                  15.45       NA       NA   05/01/97
 Money Market Fund                           3.37     3.76     3.25   06/30/85
 Premier Growth Equity Fund                 34.16       NA       NA   12/12/97
 S&P 500 Index Fund                         18.75    25.87    15.93   04/14/85
 Small-Cap Value Equity Fund                   NA       NA       NA   05/01/00
 U.S. Equity Fund                           17.76       NA       NA   01/02/95
 Value Equity Fund                             NA       NA       NA   05/01/00
Janus Aspen Series
 Aggressive Growth Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
 Balanced Portfolio -- Service Shares          NA       NA       NA   12/31/99
 Capital Appreciation Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
 Global Life Sciences Portfolio -- Service
  Shares                                       NA       NA       NA   01/15/00
 Global Technology Portfolio -- Service
  Shares                                       NA       NA       NA   01/15/00
 Growth Portfolio -- Service Shares            NA       NA       NA   12/31/99
 International Growth Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
 Worldwide Growth Portfolio -- Service
  Shares                                       NA       NA       NA   12/31/99
MFS Variable Insurance Trust
 MFS Growth Series -- Service Class Shares     NA       NA       NA   05/01/00
 MFS Growth with Income Series -- Service
  Class Shares                                 NA       NA       NA   05/01/00
 MFS New Discovery Series -- Service Class
  Shares                                       NA       NA       NA   05/01/00
 MFS Utilities Series -- Service Class
  Shares                                       NA       NA       NA   05/01/00
Oppenheimer Variable Account Funds
 Oppenheimer Main Street Growth & Income
  Fund/VA -- Service Shares                    NA       NA       NA
 Oppenheimer Multiple Strategies Fund/VA
  -- Service Shares                            NA       NA       NA
PIMCO Variable Insurance Trust
 Foreign Bond Portfolio -- Administrative
  Shares                                       NA       NA       NA   02/16/99
 High Yield Bond Portfolio --
   Administrative Shares                       NA       NA       NA   04/30/99
 Long-Term U.S. Government Bond
  Portfolio -- Administrative Shares           NA       NA       NA   04/30/99
 Total Return Bond Portfolio --
   Administrative Shares                       NA       NA       NA   12/24/97
Rydex Variable Trust
 Rydex OTC Fund                                NA       NA       NA   05/07/97

Yield more closely reflects current earnings of the GE Investments Funds, Inc.'s Money Market Fund than its total return.
* Date on which a particular portfolio was declared effective by the SEC; this date may be different from the date the portfolio was first available in the Separate Account. Past performance is not a guarantee of future results. Returns for a period of less than one year are not annualized.

Statement of Additional Information
Table of Contents

                                                                            Page
--------------------------------------------------------------------------------
The Policies............................................................... B-3
  Transfer of Annuity Units................................................ B-3
  Net Investment Factor.................................................... B-3
Termination of Participation Agreements.................................... B-3
Calculation of Performance Data............................................ B-4
  Money Market Investment Subdivision...................................... B-4
  Other Investment Subdivisions............................................ B-5
  Other Performance Data................................................... B-6
Federal Tax Matters........................................................ B-7
  Taxation of GE Life & Annuity............................................ B-7
  IRS Required Distributions............................................... B-7
General Provisions......................................................... B-8
  Using the Policies as Collateral......................................... B-8
  Non-Participating........................................................ B-8
  The Beneficiary.......................................................... B-8
  Misstatement of Age or Sex............................................... B-8
  Incontestability......................................................... B-8
  Statement of Values...................................................... B-8
  Written Notice........................................................... B-8
Distribution of the Policies............................................... B-8
Legal Developments Regarding Employment-Related Benefit Plans.............. B-9
Legal Matters.............................................................. B-9
Experts.................................................................... B-9
Financial Statements....................................................... B-9

                                  Dated

                          GE Life and Annuity Company
                             6610 West Broad Street
                            Richmond, Virginia 23230

A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address below or by calling (800) 352-9910.

To GE Life & Annuity
Annuity New Business
6610 W. Broad Street
Richmond, VA 23230

Please mail a copy of the Statement of Additional Information for Account 4, Policy Form P1152 1/99 to:

Name ___________________________________________________________________________

Address ________________________________________________________________________
                                      Street

________________________________________________________________________________
       City                            State                         Zip

Signature of Requestor _________________________________________________________
                                             Date

                     GE Life and Annuity Assurance Company
                               Separate Account 4

                                     Part B

                      Statement of Additional Information
                                    For the
               Flexible Premium Variable Deferred Annuity Policy
                                Form P1152 1/99

                                   Offered by

                     GE Life and Annuity Assurance Company
                         (A Virginia Stock Corporation)

                              6610 W. Broad Street
                            Richmond, Virginia 23230

   This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You
may obtain a copy of the Prospectus dated        by calling (800) 352-9910, or
by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. The SAI also is available on the SEC website at http://www.sec.gov. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                  This statement of additional information is
                    not a prospectus and should be read only
       in conjunction with the prospectuses for the Policy and the Funds.

Dated

                      STATEMENT OF ADDITIONAL INFORMATION

                               TABLE OF CONTENTS

The Policies................................................................   3
  Transfer of Annuity Units.................................................   3
  Net Investment Factor.....................................................   3
  Termination of Participation Agreements...................................   3
  Calculation of Performance Data...........................................   4
    Money Market Investment Subdivision.....................................   4
  Other Investment Subdivisions.............................................   6
  Other Performance Data....................................................   6
Federal Tax Matters.........................................................   7
  Taxation of GE Life & Annuity.............................................   7
  IRS Required Distributions................................................   7
General Provisions..........................................................   8
  Using the Policies as Collateral..........................................   8
  Non-Participating.........................................................   8
  The Beneficiary...........................................................   8
  Misstatement of Age or Sex................................................   8
  Incontestability..........................................................   8
  Statement of Values.......................................................   8
  Written Notice............................................................   8
  Distribution of the Policies..............................................   9
  Legal Developments Regarding Employment-Related Benefit Plans.............   9
  Legal Matters.............................................................   9
  Experts...................................................................   9
  Financial Statements......................................................   9

                                  THE POLICIES

Transfer of Annuity Units

   At the Owner's request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the portfolios in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times (b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

   If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, the Company will transfer the amount remaining in addition to the amount requested. The Company will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent Variable Income Payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

   The Net Investment Factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own Net Investment Factor for a Valuation Period. The Net Investment Factor of an Investment Subdivision available under the policies for a Valuation Period is (a) divided by (b) minus (c) where:

     (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the Net Investment Factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus (4) any amount charged against that Investment Subdivision for taxes, or any amount set aside during the Valuation Period by the Company as a provision for taxes attributable to the operation or maintenance of that Subdivision; and

     (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

     (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

   The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.

Termination of Participation Agreements

   The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   AIM VARIABLE INSURANCE FUNDS. This agreement may be terminated by the parties on six months' advance written notice.

   ALLIANCE VARIABLE PRODUCTS SERIES FUND, INC. This agreement may be terminated by the parties on six months' advance written notice.

   DREYFUS. This agreement may be terminated by the parties on six months' advance written notice.

   FEDERATED INSURANCE SERIES. This agreement may be terminated by the parties on six months' advance written notice.

   FIDELITY VARIABLE INSURANCE PRODUCTS FUND, FIDELITY VARIABLE INSURANCE PRODUCTS FUND II, AND FIDELITY VARIABLE INSURANCE PRODUCTS FUND III ("THE FUND"). These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws, if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE INVESTMENTS FUNDS, INC. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   JANUS ASPEN SERIES. This agreement may be terminated by the parties on six months' advance written notice.

   MFS VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

   OPPENHEIMER VARIABLE ACCOUNT FUNDS. This agreement may be terminated by the parties on six months' advance written notice.

   PIMCO VARIABLE INSURANCE TRUST. This agreement may be terminated by the parties on six months' advance written notice, unless a shorter time is agreed to by the parties.

   RYDEX VARIABLE TRUST. This agreement may be terminated by the parties on six months' advance written notice.

Calculation of Performance Data

   From time to time, the Company may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

   The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range from 0% to 3% of premium payments and are generally based on the rules of the state in which the Owner resides.

   Money Market Investment Subdivisions. From time to time, advertisements and sales literature may quote the yield of one or more of the Money Market Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of unrealized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in the Money Market Investment Subdivision at the beginning of the period, dividing such net change in Account Value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in Account Value reflects: 1) net income from the portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the annual policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

                    Current Yield = ((NCP-ES)/UV) X ( 365/7)

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value on the first day of the seven-day period.

   The effective yield of the Money Market Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

                 Effective Yield = (1 + ((NCP-ES)/UV)) 365/7-1

where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV =  the unit value for the first day of the seven-day period.

   The yield on amounts held in the Money Market Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A Money Market Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market portfolio, the types and quality of portfolio securities held by that portfolio, and that portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for the Money Market Investment Subdivision will be lower than the yield for its corresponding money market portfolio.

   Yield calculations do not take into account the Surrender Charge under the Policy, a maximum of 8% of each Premium Payment made during the 8 years prior to a full or partial surrender, or charges for the GMDB rider and/or the OEDB rider.

     Current Yield   4.00%
     Effective Yield 4.08%

Other Investment Subdivisions

   Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

   Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

   For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and Policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

     1. The Company calculates unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

     2. The annual policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is at least $10,000 at the time the charge is due.

     3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

     4. Total return does not consider the GMDB charges and/or the OEDB charges.

     5. Total return assumes the payment of a full 4% bonus credit. The total return figures would be lower if a reduced bonus credit applied, or if no bonus credit applied. For Annuitants over age 80 at time of issue, we will not pay any bonus credits.

     6. Total return will then be calculated according to the following formula:

                               TR = (ERV/P)1/N-1

where:

  TR =  the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P =   a hypothetical single investment of $1,000.

  N =   the duration of the period (in years).

   Past performance is not a guarantee of future results.

Other Performance Data

   We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

                                CTR = (ERV/P)-1
where:

  CTR = the cumulative total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

  P   = a hypothetical single investment of $1,000.

   Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

   Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

                              FEDERAL TAX MATTERS

Taxation of GE Life & Annuity

   We do not expect to incur any Federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for Federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for Federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the Federal income tax treatment of annuities at the corporate level, or if there is a change in the Company's tax status. In the event that we should incur Federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

   We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions

   In order to be treated as an annuity policy for federal income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or
(2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

   The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

   Other rules may apply to Qualified Policies.

                               GENERAL PROVISIONS

Using the Policies as Collateral

   A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

   A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

   The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating

   The Policy is non-participating. No dividends are payable.

The Beneficiary

   You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Misstatement of Age or Sex

   If an Annuitant's age or sex was misstated on the policy data page, any policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

   We will not contest the Policy.

Statement of Values

   At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, Premium Payments and charges made during the report period.

Written Notice

   Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

   We will send all notices to the Owner at the last known address on file with the Company.

Distribution of the Policies

   Capital Brokerage Corporation, the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

   The Policies are sold to the public through brokers licensed under the federal securities laws and state insurance laws that have entered into agreements with Capital Brokerage Corporation. The Policy is also sold by properly registered representatives of Capital Brokerage Corporation. The offering is continuous and Capital Brokerage Corporation does not anticipate discontinuing the offering of the Policies. However, the Company does reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

   On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

   In addition, the Company is subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, the Company is licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

   Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws. Donita M. King, Senior Vice President, General Counsel and Secretary of the Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.

Experts

   The consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and the financial statements of GE Life & Annuity Separate Account 4 as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999, have been included herein in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing.

   The report of KPMG LLP dated January 21, 2000 with respect to the consolidated financial statements of GE Life and Annuity Assurance Company and subsidiary, contains an explanatory paragraph that states that the Company changed its method of accounting for insurance-related assessments in 1999.

Financial Statements

   This Statement of Additional Information contains consolidated financial statements for GE Life and Annuity Assurance Company and subsidiary (the Company) as of December 31, 1999 and 1998, and for each of the years in the three-year period ended December 31, 1999, and GE Life & Annuity Separate Account 4 as of December 31, 1999 and for each of the years or lesser periods in the two-year period ended December 31, 1999. The consolidated financial statements of the Company included herein should be distinguished from the financial statements of GE Life & Annuity Separate Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy. Such consolidated financial statements of the Company should not be considered as bearing on the investment performance of the assets held in Separate Account 4.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                              FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report

Contractholders
GE Life & Annuity Separate Account 4
 and
The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying statements of assets and liabilities of GE Life & Annuity Separate Account 4 (the Account) (comprising the GE Investments Funds, Inc.--S&P 500 Index, Money Market, Total Return, International Equity, Real Estate Securities, Global Income, Value Equity, Income, U.S. Equity and Premier Growth Equity Funds; the Oppenheimer Variable Account Funds--Bond/VA, Capital Appreciation/VA, Aggressive Growth/VA, High Income/VA and Multiple Strategies/VA Funds; the Variable Insurance Products Fund--Equity-Income, Growth and Overseas Portfolios; the Variable Insurance Products Fund II--Asset Manager and Contrafund Portfolios; the Variable Insurance Products III--Growth & Income and Growth Opportunities Portfolios; the Federated Insurance Series-- American Leaders, High Income Bond and Utility Funds II; the Alger American Fund--Small Capitalization and Growth Portfolios; the PBHG Insurance Series Fund, Inc.--PBHG Large Cap Growth and PBHG Growth II Portfolios; the Janus Aspen Series--Aggressive Growth, Growth, Worldwide Growth, Balanced, Flexible Income, International Growth and Capital Appreciation Portfolios; the Goldman Sachs Variable Insurance Trust--Growth and Income and Mid Cap Value Funds; and the Salomon Brothers Variable Series Fund Inc.--Strategic Bond, Investors, and Total Return Funds) as of December 31, 1999, the related statements of operations for the aforementioned funds of GE Life & Annuity Separate Account 4 for the year or lesser period ended December 31, 1999 and the related statements of changes in net assets for the aforementioned funds of GE Life & Annuity Separate Account 4 for each of the years or lesser periods in the two-year period ended December 31, 1999. These financial statements are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the underlying mutual funds or their transfer agent. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective portfolios constituting GE Life & Annuity Separate Account 4 as of December 31, 1999, the results of their operations for the year or lesser period then ended, and changes in their net assets for each of the years or lesser periods in the two-year period ended December 31, 1999 in conformity with generally accepted accounting principles.

                                      /s/ KPMG LLP

Richmond, Virginia
February 11, 2000

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Assets and Liabilities

                               December 31, 1999

                                           GE Investments Funds, Inc.
                          -------------------------------------------------------------
                                                                                Real
                            S&P 500       Money       Total    International   Estate
                             Index       Market      Return       Equity     Securities
                              Fund        Fund        Fund         Fund         Fund
Assets                    ------------ ----------- ----------- ------------- ----------
Investment in GE
 Investments Funds,
 Inc., at fair value
 (note 2):
 S&P 500 Index Fund
  (22,215,478 shares;
  cost --
  $533,600,551).........  $624,254,935         --          --          --           --
 Money Market Fund
  (441,032,754 shares;
  cost --
   $441,032,754)........           --  441,032,754         --          --           --
 Total Return Fund
  (6,493,333 shares;
  cost -- $96,506,872)..           --          --  102,984,256         --           --
 International Equity
  Fund (2,726,755
  shares; cost --
   $33,751,159).........           --          --          --   39,456,150          --
 Real Estate Securities
  Fund (3,748,156
  shares; cost --
   $48,639,416).........           --          --          --          --    40,742,452
Receivable from
 affiliate..............           --      232,035         --            1          --
Receivable for units
 sold...................       345,348   6,011,576     154,310      25,071          --
                          ------------ ----------- -----------  ----------   ----------
 Total assets...........   624,600,283 447,276,365 103,138,566  39,481,222   40,742,452
                          ------------ ----------- -----------  ----------   ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       571,063     340,766      83,321      17,115       26,319
Payable for units
 withdrawn..............        56,938   2,493,447      16,499          42       15,060
                          ------------ ----------- -----------  ----------   ----------
 Total liabilities......       628,001   2,834,213      99,820      17,157       41,379
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ------------ ----------- -----------  ----------   ----------
Analysis of net assets:
 Attributable to:
  Variable deferred
   annuity
   contractholders......  $623,972,282 444,442,152 103,038,746  19,905,813   25,055,708
  GE Life and Annuity
   Assurance Company....           --          --          --   19,558,252   15,645,365
                          ------------ ----------- -----------  ----------   ----------
Net assets..............  $623,972,282 444,442,152 103,038,746  39,464,065   40,701,073
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 I (note 2).............     1,079,890   5,265,274     513,721     203,538      218,219
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type I...........  $      59.90       15.96       37.52       18.74        14.82
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 II (note 2)............     7,955,210  13,992,458   1,884,184     735,974    1,409,644
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type II..........  $      58.17       15.50       36.44       18.60        14.65
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 III (note 2)...........     7,821,903  12,703,804   1,305,705     179,463      107,802
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type III.........  $      11.59       10.32       10.94       12.36         9.97
                          ============ =========== ===========  ==========   ==========
Outstanding units: Type
 IV (note 2)............       543,614   1,214,273      78,079      15,200       10,487
                          ============ =========== ===========  ==========   ==========
Net asset value per
 unit: Type IV..........  $      10.81       10.23       10.50       12.12         9.12
                          ============ =========== ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                  GE Investments Funds, Inc. (continued)
                          -------------------------------------------------------
                            Global     Value                  U.S.      Premier
                            Income     Equity     Income     Equity     Growth
                             Fund       Fund       Fund       Fund    Equity Fund
Assets                    ---------- ---------- ---------- ---------- -----------
Investment in GE
 Investments Funds,
 Inc.,
 at fair value (note 2):
 Global Income Fund
  (938,940 shares;
  cost --  $9,506,906)..  $9,004,438        --         --         --         --
 Value Equity Fund
  (4,711,803 shares;
  cost --
  $68,652,601)..........         --  74,399,373        --         --         --
 Income Fund (3,907,281
  shares;
  cost --
  $47,902,723)..........         --         --  44,972,802        --         --
 U.S. Equity Fund
  (1,029,660 shares;
  cost -- $38,053,766)..         --         --         --  39,024,108        --
 Premier Growth Equity
  Fund (305,976 shares;
  cost --
  $25,075,237)..........         --         --         --         --  27,124,734
Receivable from affili-
 ate....................         --         --         --         --         --
Receivable for units
 sold...................         --      56,630     27,145     95,306    201,431
                          ---------- ---------- ---------- ---------- ----------
 Total assets...........   9,004,438 74,456,003 44,999,947 39,119,414 27,326,165
                          ---------- ---------- ---------- ---------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       4,330     66,736    118,416     50,811     14,969
Payable for units with-
 drawn..................         --      84,855     31,497        --         --
                          ---------- ---------- ---------- ---------- ----------
 Total liabilities......       4,330    151,591    149,913     50,811     14,969
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ---------- ---------- ---------- ---------- ----------
Analysis of net assets:
 Attributable to:
  Variable deferred an-
   nuity
   contractholders......  $3,579,380 69,329,399 44,850,034 39,068,603 27,311,196
  GE Life and Annuity
   Assurance Company....   5,420,728  4,975,013        --         --         --
                          ---------- ---------- ---------- ---------- ----------
Net assets..............  $9,000,108 74,304,412 44,850,034 39,068,603 27,311,196
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 I (note 2).............      50,781    419,746  1,124,188     82,891     46,603
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type I...........  $    10.51      16.08      10.41      12.62      11.76
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 II (note 2)............     291,731  3,011,792  2,729,732  1,613,261    802,961
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type II..........  $    10.44      15.97      10.36      12.57      11.75
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 III (note 2)...........         --   1,168,256    433,696  1,442,844  1,380,434
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type III.........  $      --       11.17       9.71      11.56      11.73
                          ========== ========== ========== ========== ==========
Outstanding units: Type
 IV (note 2)............         --     147,340     67,078    100,906     96,385
                          ========== ========== ========== ========== ==========
Net asset value per
 unit: Type IV..........  $      --        9.72       9.78      10.55      11.73
                          ========== ========== ========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                      Oppenheimer Variable Account Funds
                          -----------------------------------------------------------
                                        Capital    Aggressive     High      Multiple
                             Bond     Appreciation   Growth      Income    Strategies
                            Fund/VA     Fund/VA      Fund/VA     Fund/VA    Fund/VA
Assets                    ----------- ------------ ----------- ----------- ----------
Investment in Oppen-
 heimer Variable Account
 Funds, at fair value
 (note 2):
 Bond Fund/VA (6,645,197
  shares;
  cost --
  $78,301,554)..........  $76,552,671         --           --          --         --
 Capital Appreciation
  Fund/VA (5,652,831
  shares;
  cost --
   $192,587,611)........          --  281,737,110          --          --         --
 Aggressive Growth
  Fund/VA (4,341,360
  shares;
  cost --
  $205,932,019).........          --          --   357,337,373         --         --
 High Income Fund/VA
  (15,645,970 shares;
  cost --
   $172,131,067)........          --          --           --  167,724,795        --
 Multiple Strategies
  Fund/VA (4,649,496
  shares;
  cost -- $72,251,157)..          --          --           --          --  81,180,209
Receivable from affili-
 ate....................          --            6          234         --         --
Receivable for units
 sold...................       24,846     375,005    1,533,710       3,506      4,203
                          ----------- -----------  ----------- ----------- ----------
 Total assets...........   76,577,517 282,112,121  358,871,317 167,728,301 81,184,412
                          ----------- -----------  ----------- ----------- ----------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..       86,300     299,509      538,204     155,738    167,256
Payable for units with-
 drawn..................       24,695     142,929          --       94,390    179,862
                          ----------- -----------  ----------- ----------- ----------
 Total liabilities......      110,995     442,438      538,204     250,128    347,118
                          ----------- -----------  ----------- ----------- ----------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $76,466,522 281,669,683  358,333,113 167,478,173 80,837,294
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 I (note 2).............      768,244     957,458    1,804,530   1,245,529  1,051,087
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type I...........  $     21.51       64.57        73.61       32.02      30.80
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 II (note 2)............    2,531,310   3,232,987    2,933,967   3,792,914  1,504,814
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type II..........  $     20.88       62.71        71.49       31.09      29.91
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 III (note 2)...........      690,965   1,214,374      894,256     923,199    305,825
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type III.........  $      9.67       13.23        17.17       10.10      10.95
                          =========== ===========  =========== =========== ==========
Outstanding units: Type
 IV (note 2)............       41,749      81,428       24,750      35,858     10,366
                          =========== ===========  =========== =========== ==========
Net asset value per
 unit: Type IV..........  $      9.73       12.77        16.08        9.77      10.23
                          =========== ===========  =========== =========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Variable Insurance
                                                      Products Fund
                                           ------------------------------------
                                             Equity-
                                              Income      Growth     Overseas
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Variable Insurance Products
 Fund, at fair value (note 2):
 Equity-Income Portfolio (26,903,305
  shares; cost -- $591,595,226)..........  $691,683,976         --          --
 Growth Portfolio (12,260,801 shares;
  cost -- $454,460,571)..................           --  673,485,783         --
 Overseas Portfolio (4,713,302 shares;
  cost -- $107,086,440)..................           --          --  129,332,995
Receivable from affiliate................           --           25          63
Receivable for units sold................       164,930     862,358     669,332
                                           ------------ ----------- -----------
 Total assets............................   691,848,906 674,348,166 130,002,390
                                           ------------ ----------- -----------
Liabilities
Accrued expenses payable to affiliate
 (note 3)................................       749,836     911,873     325,471
Payable for units withdrawn..............       352,267     299,787      71,531
                                           ------------ ----------- -----------
  Total liabilities......................     1,102,103   1,211,660     397,002
                                           ------------ ----------- -----------
Net assets attributable to variable de-
 ferred annuity contractholders..........  $690,746,803 673,136,506 129,605,388
                                           ============ =========== ===========
Outstanding units: Type I (note 2).......     4,454,619   3,310,123   2,244,272
                                           ============ =========== ===========
Net asset value per unit: Type I.........  $      43.33       73.80       33.25
                                           ============ =========== ===========
Outstanding units: Type II (note 2)......    10,963,577   4,760,717   1,525,527
                                           ============ =========== ===========
Net asset value per unit: Type II........  $      42.08       71.67       32.29
                                           ============ =========== ===========
Outstanding units: Type III (note 2).....     3,203,653   6,561,710     388,067
                                           ============ =========== ===========
Net asset value per unit: Type III.......  $      10.65       12.73       13.80
                                           ============ =========== ===========
Outstanding units: Type IV (note 2)......       242,696     333,735      28,190
                                           ============ =========== ===========
Net asset value per unit: Type IV........  $       9.32       12.34       13.08
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                Variable Insurance       Variable Insurance
                                 Products Fund II         Products Fund III
                             ------------------------ -------------------------
                                Asset                  Growth &      Growth
                               Manager    Contrafund    Income    Opportunities
                              Portfolio    Portfolio   Portfolio    Portfolio
Assets                       ------------ ----------- ----------- -------------
Investment in Variable In-
 surance Products Fund II,
 at fair value (note 2):
 Asset Manager Portfolio
  (25,602,717 shares;
  cost -- $394,723,593)....  $478,002,728         --          --           --
 Contrafund Portfolio
  (17,879,468 shares;
  cost -- $369,622,889)....           --  521,186,482         --           --
Investment in Variable In-
 surance Products Fund III,
 at fair value (note 2):
 Growth & Income Portfolio
  (6,951,626 shares;
  cost -- $109,077,377)....           --          --  120,263,132          --
 Growth Opportunities Port-
  folio (4,348,199 shares;
  cost -- $93,193,775).....           --          --          --   100,660,801
Receivable from affiliate..             1          14         --           --
Receivable for units sold..        14,591     897,435      96,740      155,275
                             ------------ ----------- -----------  -----------
 Total assets..............   478,017,320 522,083,931 120,359,872  100,816,076
                             ------------ ----------- -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       655,233     451,120      98,967       87,841
Payable for units with-
 drawn.....................       895,805      99,744      51,767          150
                             ------------ ----------- -----------  -----------
 Total liabilities.........     1,551,038     550,864     150,734       87,991
                             ------------ ----------- -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $476,466,282 521,533,067 120,209,138  100,728,085
                             ============ =========== ===========  ===========
Outstanding units: Type I
 (note 2)..................    11,988,811   2,650,253     618,815      525,381
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type I....................  $      30.63       32.31       17.12        15.61
                             ============ =========== ===========  ===========
Outstanding units: Type II
 (note 2)..................     3,361,601  11,622,130   5,051,739    4,766,024
                             ============ =========== ===========  ===========
Net asset value per
 unit:Type II..............  $      29.86       31.91       17.00        15.51
                             ============ =========== ===========  ===========
Outstanding units: Type III
 (note 2)..................       777,512   5,211,986   2,078,979    1,709,162
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type III..................  $      10.80       11.75       10.69        10.35
                             ============ =========== ===========  ===========
Outstanding units: Type IV
 (note 2)..................        44,890     336,615     150,665       92,620
                             ============ =========== ===========  ===========
Net asset value per unit:
 Type IV...................  $      10.57       11.29       10.03         9.89
                             ============ =========== ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999


                                                  Federated  Insurance Series
                                              -----------------------------------
                                                American      High
                                                Leaders    Income Bond  Utility
                                                Fund II      Fund II    Fund II
                                              ------------ ----------- ----------
Assets
Investments in Federated Insurance
 Series, at fair value (note 2):
 American Leaders Fund II (4,849,330 shares;
  cost -- $97,644,443)......................  $100,963,047        --          --
 High Income Bond Fund II (6,565,038 shares;
  cost -- $68,083,286)......................           --  67,225,993         --
 Utility Fund II (4,131,452 shares; cost --
   $55,525,888).............................           --         --   59,286,336
Receivable from affiliate...................           --         --          --
Receivable for units sold...................       108,314     42,829      84,008
                                              ------------ ----------  ----------
 Total assets...............................   101,071,361 67,268,822  59,370,344
                                              ------------ ----------  ----------
Liabilities
Accrued expenses payable to affiliate (note
 3).........................................        87,229     56,158      49,394
Payable for units withdrawn.................         3,018     58,978         --
                                              ------------ ----------  ----------
 Total liabilities..........................        90,247    115,136      49,394
                                              ------------ ----------  ----------
Net assets attributable to variable deferred
 annuity contractholders....................  $100,981,114 67,153,686  59,320,950
                                              ============ ==========  ==========
Oustanding units: Type I (note 2)...........       474,111    450,443     363,909
                                              ============ ==========  ==========
Net asset value per unit: Type I............  $      17.75      15.52       19.11
                                              ============ ==========  ==========
Outstanding units: Type II (note 2).........     4,554,700  3,376,105   2,483,985
                                              ============ ==========  ==========
Net asset value per unit: Type II...........  $      17.58      15.32       18.87
                                              ============ ==========  ==========
Oustanding units: Type III (note 2).........     1,114,543    799,186     491,571
                                              ============ ==========  ==========
Net asset value per unit: Type III..........  $      10.49       9.89       10.44
                                              ============ ==========  ==========
Outstanding units: Type IV (note 2).........        85,187     55,873      36,259
                                              ============ ==========  ==========
Net asset value per unit: Type IV...........  $       9.42       9.61        9.98
                                              ============ ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                              PBHG Insurance
                                   Alger American Fund       Series Fund, Inc.
                                -------------------------- ---------------------
                                    Small                  PBHG Large    PBHG
                                Capitalization   Growth    Cap Growth Growth II
                                  Portfolio     Portfolio  Portfolio  Portfolio
                                -------------- ----------- ---------- ----------
Assets
Investment in Alger American
 Fund, at fair value (note 2):
 Small Capitalization Portfo-
  lio (2,611,114 shares;
  cost -- $112,026,784).......   $144,002,930          --         --         --
 Growth Portfolio (5,007,682
  shares; cost --
   $257,438,791)..............            --   322,394,581        --         --
PBHG Insurance Series Fund,
 Inc. at fair value (note 2):
 PBHG Large Cap Growth Portfo-
  lio (911,524 shares; cost --
   $13,938,008)...............            --           --  23,252,983        --
 PBHG Growth II Portfolio
  (1,412,242 shares; cost --
   $20,551,081)...............            --           --         --  32,552,176
Receivable from affiliate.....            141            9        --         --
Receivable for units sold.....        183,401      610,966     10,833    136,648
                                 ------------  ----------- ---------- ----------
 Total assets.................    144,186,472  323,005,556 23,263,816 32,688,824
                                 ============  =========== ========== ==========
Liabilities
Accrued expenses payable to
 affiliate (note 3)...........        120,119      336,052     60,138     24,223
Payable for units withdrawn...          7,840       55,581         22     16,350
                                 ------------  ----------- ---------- ----------
 Total liabilities............        127,959      391,633     60,160     40,573
                                 ------------  ----------- ---------- ----------
Net assets attributable to
 variable deferred annuity
 contractholders..............   $144,058,513  322,613,923 23,203,656 32,648,251
                                 ============  =========== ========== ==========
Oustanding units: Type I (note
 2)...........................      1,090,003    1,237,526    132,343    226,702
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 I............................   $      17.22        25.97      24.74      22.35
                                 ============  =========== ========== ==========
Outstanding units: Type II
 (note 2).....................      6,310,836    8,583,493    811,131  1,242,408
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 II...........................   $      17.04        25.69      24.57      22.20
                                 ============  =========== ========== ==========
Oustanding units: Type III
 (note 2).....................      1,160,756    5,377,154        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 III..........................   $      14.14        12.50        --         --
                                 ============  =========== ========== ==========
Outstanding units: Type IV
 (note 2).....................         97,659      231,761        --         --
                                 ============  =========== ========== ==========
Net asset value per unit: Type
 IV...........................   $      13.71        11.87        --         --
                                 ============  =========== ========== ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                                    Janus Aspen Series
                                           ------------------------------------
                                            Aggressive               Worldwide
                                              Growth      Growth      Growth
                                            Portfolio    Portfolio   Portfolio
                                           ------------ ----------- -----------
Assets
Investment in Janus Aspen Series, at fair
 value (note 2):
 Aggressive Growth Portfolio (8,745,708
  shares; cost -- $318,342,552)........... $522,031,288         --          --
 Growth Portfolio (20,512,483 shares;
  cost -- $444,244,607)...................          --  690,245,038         --
 Worldwide Growth Portfolio (20,673,754
  shares; cost -- $575,985,214)...........          --          --  987,171,753
Receivable from affiliate.................        1,301          30       1,440
Receivable for units sold.................      749,946     866,106   1,663,028
                                           ------------ ----------- -----------
 Total assets.............................  522,782,535 691,111,174 988,836,221
                                           ============ =========== ===========
Liabilities
Accrued expenses payable to affiliate
 (note 3).................................      524,669     912,334     912,014
Payable for units withdrawn...............    6,749,277      21,844      67,703
                                           ------------ ----------- -----------
 Total liabilities........................    7,273,946     934,178     979,717
                                           ------------ ----------- -----------
Net assets attributable to variable
 deferred annuity contractholders......... $515,508,589 690,176,996 987,856,504
                                           ============ =========== ===========
Outstanding units: Type I (note 2)........    1,789,828   4,139,512   4,314,377
                                           ============ =========== ===========
Net asset value per unit: Type I.......... $      59.91       36.56       47.86
                                           ============ =========== ===========
Outstanding units: Type II (note 2).......    5,067,599  11,701,274  14,578,854
                                           ============ =========== ===========
Net asset value per unit: Type II......... $      58.97       35.98       47.11
                                           ============ =========== ===========
Outstanding units: Type III (note 2)......    4,781,470   8,278,915   5,789,831
                                           ============ =========== ===========
Net asset value per unit: Type III........ $      20.95       13.46       15.28
                                           ============ =========== ===========
Outstanding units: Type IV (note 2).......      513,109     500,424     406,948
                                           ============ =========== ===========
Net asset value per unit: Type IV......... $      18.07       12.77       14.97
                                           ============ =========== ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

                                       Janus Aspen Series (continued)
                             --------------------------------------------------
                                           Flexible  International   Capital
                               Balanced     Income      Growth     Appreciation
                              Portfolio   Portfolio    Portfolio    Portfolio
                             ------------ ---------- ------------- ------------
Assets
Investment in Janus Aspen
 Series, at fair value
 (note 2):
 Balanced Portfolio
  (16,485,224 shares;
  cost -- $370,790,126)....  $460,267,444        --           --           --
 Flexible Income Portfolio
  (4,942,920 shares;
  cost -- $58,455,980).....           --  56,448,148          --           --
 International Growth
  Portfolio (4,758,145
  shares; cost --
   $111,821,732)...........           --         --   183,997,451          --
 Capital Appreciation
  Portfolio (11,148,082
  shares; cost --
   $273,871,408)...........           --         --           --   369,781,874
Receivable from affiliate..           --         --           478          313
Receivable for units sold..       388,151    102,588      489,862      949,581
                             ------------ ----------  -----------  -----------
 Total assets..............   460,655,595 56,550,736  184,487,791  370,731,768
                             ------------ ----------  -----------  -----------
Liabilities
Accrued expenses payable to
 affiliate (note 3)........       373,020     51,802      161,387      373,639
Payable for units
 withdrawn.................        55,319     46,493      126,477      781,247
                             ------------ ----------  -----------  -----------
 Total liabilities.........       428,339     98,295      287,864    1,154,886
                             ------------ ----------  -----------  -----------
Net assets attributable to
 variable deferred annuity
 contractholders...........  $460,227,256 56,452,441  184,199,927  369,576,882
                             ============ ==========  ===========  ===========
Outstanding units: Type I
 (note 2)..................     2,796,176    514,641      949,972    1,124,173
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type I....................  $      24.50      13.56        28.58        32.35
                             ============ ==========  ===========  ===========
Outstanding units: Type II
 (note 2)..................    12,451,725  3,172,870    4,728,347    6,407,884
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type II...................  $      24.24      13.41        28.32        32.13
                             ============ ==========  ===========  ===========
Outstanding units: Type III
 (note 2)..................     7,205,031    606,070    1,251,115    8,073,338
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type III..................  $      11.93       9.97        17.11        15.07
                             ============ ==========  ===========  ===========
Outstanding units: Type IV
 (note 2)..................       347,931     89,213      102,381      428,091
                             ============ ==========  ===========  ===========
Net asset value per unit:
 Type IV...................  $      11.31       9.90        16.96        13.22
                             ============ ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                Statements of Assets and Liabilities, Concluded

                               December 31, 1999

                              Goldman Sachs
                            Variable Insurance          Salomon Brothers
                                  Trust            Variable Series Fund Inc.
                          ---------------------- ------------------------------
                          Growth and   Mid Cap   Strategic              Total
                            Income      Value       Bond    Investors  Return
                             Fund        Fund       Fund      Fund      Fund
                          ----------- ---------- ---------- --------- ---------
Assets
Investment in Goldman
 Sachs Variable
 Insurance Trust,
 at fair value (note 2):
 Growth and Income Fund
  (935,608 shares;
  cost -- $9,933,309)...  $10,188,769        --         --        --        --
 Mid Cap Value Fund
  (1,952,623 shares;
  cost -- $17,214,626)..          --  16,441,086        --        --        --
Investment in Salomon
 Brothers Variable
 Series Fund Inc., at
 fair value (note 2):
 Strategic Bond Fund
  (553,648 shares;
  cost -- $5,558,043)...          --         --   5,348,241       --        --
 Investors Fund (308,001
         shares; cost --
   $3,686,841)..........          --         --         --  3,766,850       --
 Total Return Fund
  (317,951 shares;
  cost -- $3,363,898)...          --         --         --        --  3,252,640
Receivable from
 affiliate..............          --         --         --        --        --
Receivable for units
 sold...................       17,081    109,340     26,541    37,265       --
                          ----------- ---------- ---------- --------- ---------
 Total assets...........   10,205,850 16,550,426  5,374,782 3,804,115 3,252,640
                          ----------- ---------- ---------- --------- ---------
Liabilities
Accrued expenses payable
 to affiliate (note 3)..        7,156     10,490      3,220    12,176     1,941
Payable for units
 withdrawn..............            4     26,440     43,562        32       --
                          ----------- ---------- ---------- --------- ---------
 Total liabilities......        7,160     36,930     46,782    12,208     1,941
                          ----------- ---------- ---------- --------- ---------
Net assets attributable
 to variable deferred
 annuity
 contractholders........  $10,198,690 16,513,496  5,328,000 3,791,907 3,250,699
                          =========== ========== ========== ========= =========
Outstanding units: Type
 I (note 2).............       80,699    195,348     46,435    15,929     6,185
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type I...........  $      9.23       8.39      10.16     13.40     10.63
                          =========== ========== ========== ========= =========
Outstanding units: Type
 II (note 2)............      779,766  1,156,388    245,779   111,934   175,544
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type II..........  $      9.20       8.35      10.13     13.36     10.60
                          =========== ========== ========== ========= =========
Outstanding units: Type
 III (note 2)...........      204,598    482,846    223,881   187,111   117,856
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type III.........  $     10.44      10.02       9.90     10.98      9.91
                          =========== ========== ========== ========= =========
Outstanding units: Type
 IV (note 2)............       15,109     42,809     15,296     2,865    16,292
                          =========== ========== ========== ========= =========
Net asset value per
 unit: Type IV..........  $      9.53       8.89       9.81      9.96      9.59
                          =========== ========== ========== ========= =========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                            Statements of Operations

                          Year ended December 31, 1999

                                            GE Investments Funds, Inc.
                         -------------------------------------------------------------------
                           S&P 500       Money                  International  Real Estate
                            Index       Market     Total Return    Equity       Securities
                            Fund         Fund          Fund         Fund           Fund
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $ 4,410,071   15,088,188    2,067,235       46,113      1,381,537
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............     704,948      950,843      220,301       30,656         43,767
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............   4,907,040    2,464,886      799,585      148,148        322,329
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............     460,991      701,862       85,952        8,603          7,954
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............      21,523       57,198        3,143          449            224
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............  (1,684,431)  10,913,399      958,254     (141,743)     1,007,263
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............  30,003,910          (10)   1,021,209    2,767,291     (2,823,490)
  Unrealized
   appreciation
   (depreciation) on
   investments..........  47,259,421           10    5,281,350    4,958,674      1,207,080
  Capital gain
   distribution.........   6,090,099          --     2,426,755    1,106,722         72,712
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........  83,353,430          --     8,729,314    8,832,687     (1,543,698)
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $81,668,999   10,913,399    9,687,568    8,690,944       (536,435)
                         ===========  ===========   ==========   ==========    ===========
                                       GE Investments Funds, Inc., continued
                         -------------------------------------------------------------------
                                                                                 Premier
                           Global        Value                   U.S. Equity      Growth
                         Income Fund  Equity Fund  Income Fund      Fund      Equity Fund-a)
                         -----------  -----------  ------------ ------------- --------------
Investment income:
 Income -- Ordinary
  Dividends............. $    55,082      512,848    2,343,057      200,089         23,826
 Expenses  -- Mortality
  & expense risk charges
  and administrative
  expenses -- Type I
  (note 3)..............       6,916       72,657      151,247        7,322          1,847
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type II
  (note 3)..............      44,108      547,672      337,337      130,281         28,109
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type III
  (note 3)..............         --        71,148       21,574       67,105         42,760
 Expenses -- Mortality &
  expense risk charges
  and administrative
  expenses -- Type IV
  (note 3)..............         --         6,988        3,666        3,951          2,973
                         -----------  -----------   ----------   ----------    -----------
Net investment income
 (expense)..............       4,058     (185,617)   1,829,233       (8,570)       (51,863)
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments:
  Net realized gain
   (loss)...............    (134,013)   1,440,840     (265,204)     288,484        559,025
  Unrealized
   appreciation
   (depreciation) on
   investments..........    (715,675)   5,153,071   (2,672,230)     816,588      2,049,497
  Capital gain
   distribution.........       4,146          --        72,466    1,800,801        770,369
                         -----------  -----------   ----------   ----------    -----------
Net realized and
 unrealized gain (loss)
 on investments.........    (845,542)   6,593,911   (2,864,968)   2,905,873      3,378,891
                         -----------  -----------   ----------   ----------    -----------
Increase (decrease) in
 net assets from
 operations............. $  (841,484)   6,408,294   (1,035,735)   2,897,303      3,327,028
                         ===========  ===========   ==========   ==========    ===========
-a) Reflects period covering May 5, 1999 to December 31, 1999.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year Ended December 31, 1999

                                     Oppenheimer Variable Account Funds
                         -------------------------------------------------------------
                                        Capital    Aggressive      High      Multiple
                            Bond      Appreciation   Growth       Income    Strategies
                           Fund/VA      Fund/VA      Fund/VA     Fund/VA     Fund/VA
                         -----------  ------------ -----------  ----------  ----------
Investment income:
 Income -- Ordinary Div-
  idends................ $ 3,095,204      647,295          --   11,617,048  2,750,715
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type I (note
  3)....................     211,534      610,992    1,107,841     525,530    397,035
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type II
  (note 3)..............     684,021    2,181,875    1,965,558   1,624,725    609,540
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type III
  (note 3)..............      37,302       71,673       44,712      74,133     15,762
 Expenses -- Mortality &
  expense risk charges
  and administrative ex-
  penses -- Type IV
  (note 3)..............       2,616        2,934          913       1,234        367
                         -----------   ----------  -----------  ----------  ---------
Net investment income
 (expense)..............   2,159,731   (2,220,179)  (3,119,024)  9,391,426  1,728,011
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments:
 Net realized gain
  (loss)................    (367,634)   8,028,813   43,460,518  (2,467,228) 1,998,615
 Unrealized appreciation
  (depreciation) on
  investments...........  (4,062,392)  64,932,288  120,804,294  (1,860,876)   249,173
 Capital gain distribu-
  tion..................     306,119    7,443,892          --          --   3,958,345
                         -----------   ----------  -----------  ----------  ---------
Net realized and
 unrealized gain (loss)
 on investments.........  (4,123,907)  80,404,993  164,264,812  (4,328,104) 6,206,133
                         -----------   ----------  -----------  ----------  ---------
Increase (decrease) in
 net assets from opera-
 tions.................. $(1,964,176)  78,184,814  161,145,788   5,063,322  7,934,144
                         ===========   ==========  ===========  ==========  =========
                                           Variable Insurance Products Fund
                                          -------------------------------------
                                            Equity-
                                             Income       Growth      Overseas
                                           Portfolio     Portfolio   Portfolio
                                          ------------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends............ $ 10,155,685      956,132   1,571,786
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type I (note 3).......................    2,492,600    2,538,686     777,904
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type II (note 3)......................    6,522,445    3,548,591     559,606
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type III (note 3).....................      186,038      405,119      21,330
 Expenses -- Mortality & expense risk
  charges and administrative expenses --
   Type IV (note 3)......................       10,576       11,944       1,011
                                          ------------  -----------  ----------
Net investment income (expense)..........      944,026   (5,548,208)    211,935
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments:
 Net realized gain (loss)................   32,608,373   40,501,315  22,135,968
 Unrealized appreciation (depreciation)
  on investments.........................  (23,171,445)  83,757,029  16,842,471
 Capital gain distribution...............   22,604,590   46,850,486   2,564,494
                                          ------------  -----------  ----------
Net realized and unrealized gain (loss)
 on investments..........................   32,041,518  171,108,830  41,542,933
                                          ------------  -----------  ----------
Increase (decrease) in net assets from
 operations.............................. $ 32,985,544  165,560,622  41,754,868
                                          ============  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                Variable Insurance        Variable Insurance
                                 Products Fund II          Products Fund III
                              ------------------------  ------------------------
                                 Asset                  Growth &      Growth
                                Manager     Contrafund   Income    Opportunities
                               Portfolio    Portfolio   Portfolio    Portfolio
                              ------------  ----------  ---------  -------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 16,324,271   1,703,921    387,131      567,056
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........     4,367,086     941,924    161,230      107,137
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     1,287,699   4,240,466    951,315      852,938
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........        41,993     286,944    137,297       99,378
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........         1,982      13,783      5,408        3,459
                              ------------  ----------  ---------    ---------
Net investment income
 (expense)..................    10,625,511  (3,779,196)  (868,119)    (495,856)
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...    16,067,053  24,922,273  3,957,786    2,346,277
 Unrealized appreciation
  (depreciation) on
  investments...............    (2,840,015) 55,449,896  2,814,926     (404,266)
 Capital gain distribution..    20,776,345  12,495,419    785,993    1,053,105
                              ------------  ----------  ---------    ---------
Net realized and unrealized
 gain (loss) on
 investments................    34,003,383  92,867,588  7,558,705    2,995,116
                              ------------  ----------  ---------    ---------
Increase (decrease) in net
 assets from operations.....  $ 44,628,894  89,088,392  6,690,586    2,499,260
                              ============  ==========  =========    =========

                                                Federated Insurance Series
                                            ------------------------------------
                                             American    High Income
                                              Leaders       Bond       Utility
                                              Fund II      Fund II     Fund II
                                            -----------  -----------  ----------
Investment income:
 Income -- Ordinary Dividends.............  $   704,366   4,281,850    1,190,082
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type I (note 3).............       95,183      83,957       88,850
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type II (note 3)............    1,047,440     681,714      588,434
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type III (note 3)...........       72,076      45,805       29,308
 Expenses -- Mortality & expense risk
  charges and administrative
  expenses -- Type IV (note 3)............        2,887       3,002        1,836
                                            -----------  ----------   ----------
Net investment income (expense)...........     (513,220)  3,467,372      481,654
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments:
 Net realized gain (loss).................    1,360,681  (1,194,670)   1,236,132
 Unrealized appreciation (depreciation) on
  investments.............................   (4,248,287) (1,948,643)  (3,774,428)
 Capital gain distribution................    7,121,918     372,335    2,310,160
                                            -----------  ----------   ----------
Net realized and unrealized gain (loss) on
 investments..............................    4,234,312  (2,770,978)    (228,136)
                                            -----------  ----------   ----------
Increase (decrease) in net assets from op-
 erations.................................  $ 3,721,092     696,394      253,518
                                            ===========  ==========   ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999


                                                             PBHG Insurance
                                  Alger American Fund      Series Fund, Inc.
                               -------------------------  ---------------------
                                                            PBHG
                                   Small                  Large Cap     PBHG
                               Capitalization   Growth     Growth    Growth II
                                 Portfolio    Portfolio   Portfolio  Portfolio
                               -------------- ----------  ---------  ----------
Investment income:
 Income -- Ordinary Divi-
  dends......................   $       --       165,319        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)...........       192,915      338,789     20,933      27,493
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3)..........     1,098,622    2,152,122    162,402     183,640
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3).........        53,181      347,936        --          --
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3)..........         4,140        8,392        --          --
                                -----------   ----------  ---------  ----------
Net investment income (ex-
 pense)......................    (1,348,858)  (2,681,920)  (183,335)   (211,133)
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)....     4,496,020   16,000,254  1,293,989   2,553,635
 Unrealized appreciation (de-
  preciation) on invest-
  ments......................    25,658,694   34,200,259  7,139,998  11,061,365
 Capital gain distribution...    11,288,748   16,366,607        --          --
                                -----------   ----------  ---------  ----------
Net realized and unrealized
 gain (loss) on investments..    41,443,462   66,567,120  8,433,987  13,615,000
                                -----------   ----------  ---------  ----------
Increase (decrease) in net
 assets from operations......   $40,094,604   63,885,200  8,250,652  13,403,867
                                ===========   ==========  =========  ==========

                                                 Janus Aspen Series
                                        --------------------------------------
                                         Aggressive                 Worldwide
                                           Growth       Growth       Growth
                                         Portfolio     Portfolio    Portfolio
                                        ------------  -----------  -----------
Investment income:
 Income -- Ordinary Dividends.........  $  2,881,876    1,107,540    1,115,148
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type I
  (note 3)............................       677,194    1,417,071    1,769,864
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type II
  (note 3)............................     2,051,000    4,084,205    6,316,146
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type III
  (note 3)............................       308,490      483,682      361,048
 Expenses -- Mortality & expense risk
  charges and
  administrative expenses -- Type IV
  (note 3)............................        20,061       19,248       18,635
                                        ------------  -----------  -----------
Net investment income (expense).......      (174,869)  (4,896,666)  (7,350,545)
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments:
 Net realized gain (loss).............    62,362,096   35,813,367   59,273,825
 Unrealized appreciation (deprecia-
  tion) on investments................   163,992,838  142,877,179  309,685,852
 Capital gain distribution............     4,906,978    2,247,871          --
                                        ------------  -----------  -----------
Net realized and unrealized gain
 (loss) on investments................   231,261,912  180,938,417  368,959,677
                                        ------------  -----------  -----------
Increase (decrease) in net assets from
 operations...........................  $231,087,043  176,041,751  361,609,132
                                        ============  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                          Year ended December 31, 1999

                                       Janus Aspen Series (continued)
                              --------------------------------------------------
                                           Flexible   International   Capital
                               Balanced     Income       Growth     Appreciation
                               Portfolio  Portfolio     Portfolio    Portfolio
                              ----------- ----------  ------------- ------------
Investment income:
 Income -- Ordinary
  Dividends.................  $ 7,970,337  3,387,191      230,552        79,084
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      724,446     84,668      201,248       280,059
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........    2,795,494    492,939    1,061,078     1,375,897
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      489,490     41,297       67,763       546,887
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........       15,454      5,523        4,306        15,737
                              ----------- ----------   ----------   -----------
Net investment income
 (expense)..................    3,945,453  2,762,764   (1,103,843)   (2,139,496)
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...   13,526,836   (288,141)   6,798,898    12,257,740
 Unrealized appreciation
  (depreciation) on
  investments...............   55,762,394 (2,373,888)  68,867,033    88,365,393
 Capital gain distribution..          --     146,515          --        909,471
                              ----------- ----------   ----------   -----------
Net realized and unrealized
 gain (loss) on
 investments................   69,289,230 (2,515,514)  75,665,931   101,532,604
                              ----------- ----------   ----------   -----------
Increase (decrease) in net
 assets from operations.....  $73,234,683    247,250   74,562,088    99,393,108
                              =========== ==========   ==========   ===========

                                 Goldman Sachs
                              Variable Insurance    Salomon Brothers Variable
                                     Trust               Series Fund Inc.
                              -------------------  -----------------------------
                              Growth and Mid Cap   Strategic             Total
                                Income    Value      Bond     Investors  Return
                                 Fund      Fund      Fund       Fund      Fund
                              ---------- --------  ---------  --------- --------
Investment income:
 Income -- Ordinary
  Dividends.................    112,074   116,838   266,587     19,120    78,025
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type I (note 3)..........      7,339    13,312     7,088      1,561     1,042
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type II (note 3).........     78,696    79,328    16,165      7,237    16,090
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type III (note 3)........      9,532    30,093    13,973     10,004     6,754
 Expenses -- Mortality &
  expense risk charges and
  administrative expenses --
   Type IV (note 3).........        497     2,096     1,648        174       711
                               --------  --------  --------    -------  --------
Net investment income
 (expense)..................     16,010    (7,991)  227,713        144    53,428
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on investments:
 Net realized gain (loss)...      9,945    40,722     1,001    (45,705)    1,801
 Unrealized appreciation
  (depreciation) on
  investments...............    215,378  (786,328) (204,979)    79,688  (108,299)
 Capital gain distribution..        --        --        --         --        --
                               --------  --------  --------    -------  --------
Net realized and unrealized
 gain (loss) on
 investments................    225,323  (745,606) (203,978)    33,983  (106,498)
                               --------  --------  --------    -------  --------
Increase (decrease) in net
 assets from operations.....   $241,333  (753,597)   23,735     34,127   (53,070)
                               ========  ========  ========    =======  ========

                See accompanying notes to financial statements.

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                      Statements of Changes in Net Assets

                                                  GE Investments Funds, Inc.
                          -------------------------------------------------------------------------------
                                  S&P 500
                                   Index                   Money Market               Total Return
                                    Fund                       Fund                       Fund
                          -------------------------  -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------  -------------------------
                              1999         1998          1999         1998          1999         1998
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
net assets
From operations:
 Net investment income
  (expense).............  $ (1,684,431)    (394,895)   10,913,399    6,916,677       958,254    2,668,826
 Net realized gain
  (loss)................    30,003,910    8,830,544           (10)     545,381     1,021,209     (144,205)
 Unrealized appreciation
  (depreciation) on
  investments...........    47,259,421   35,731,485            10     (545,381)    5,281,350    5,408,858
 Capital gain distribu-
  tion..................     6,090,099    8,918,905           --           --      2,426,755          --
                          ------------  -----------  ------------  -----------  ------------  -----------
  Increase (decrease) in
   net assets from oper-
   ations...............    81,668,999   53,086,039    10,913,399    6,916,677     9,687,568    7,933,479
                          ------------  -----------  ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums...........   150,605,950   53,735,217   455,850,801  103,629,024    20,100,592    7,103,374
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (1,914,921)  (1,018,619)   (6,110,039)  (4,961,886)     (782,405)    (336,462)
   Surrenders...........   (23,948,873) (11,869,972) (119,079,947) (46,255,514)   (5,649,875)  (3,264,071)
   Administrative
    expense (note 3)....      (346,732)    (193,962)     (308,122)    (222,910)      (83,454)     (63,853)
   Transfer gain (loss)
    and transfer fees...       957,648      623,320     5,822,636    6,222,666        67,204       76,515
   Capital contribution
    (withdrawal)........           --           --            --           --            --           --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    89,343,041   40,155,936    19,221,784   24,299,736    13,514,725    9,157,868
 Interfund transfers....    18,779,770   20,883,117  (140,405,301)   5,214,444        76,047      974,377
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   233,475,883  102,315,037   214,991,812   87,925,560    27,242,834   13,647,748
                          ------------  -----------  ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets.............   315,144,882  155,401,076   225,905,211   94,842,237    36,930,402   21,581,227
Net assets at beginning
 of year................   308,827,400  153,426,324   218,536,941  123,694,704    66,108,344   44,527,117
                          ------------  -----------  ------------  -----------  ------------  -----------
Net assets at end of
 year...................  $623,972,282  308,827,400   444,442,152  218,536,941   103,038,746   66,108,344
                          ============  ===========  ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               GE Investments Funds, Inc. (continued)
                          ----------------------------------------------------
                               International               Real Estate
                                   Equity                   Securities
                                    Fund                       Fund
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998         1999          1998
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (141,743)   1,294,582    1,007,263     1,409,122
 Net realized gain
  (loss)................     2,767,291      441,842   (2,823,490)     (878,569)
 Unrealized appreciation
  (depreciation) on
  investments...........     4,958,674    2,296,938    1,207,080   (12,908,191)
 Capital gain
  distribution..........     1,106,722          --        72,712     1,726,962
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from
 operations.............     8,690,944    4,033,362     (536,435)  (10,650,676)
                          ------------  -----------  -----------  ------------
From capital
 transactions:
 Net premiums...........     2,858,308      985,487    2,212,512     5,008,291
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......       (66,512)     (49,268)    (124,447)     (182,572)
   Surrenders...........      (545,373)    (558,600)  (2,167,345)   (1,142,178)
   Administrative
    expense (note 3)....       (12,619)     (13,254)     (24,242)      (30,467)
   Transfer gain (loss)
    and transfer fees...       108,529     (258,988)    (129,406)     (443,138)
   Capital contribution
    (withdrawal)........      (198,516)         --           --            --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     1,447,720    1,469,927    2,498,480     6,836,059
 Interfund transfers....       361,833   (1,665,448)  (7,573,589)   (5,533,571)
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets from capital
 transactions...........     3,953,370      (90,144)  (5,308,037)    4,512,424
                          ------------  -----------  -----------  ------------
Increase (decrease) in
 net assets.............    12,644,314    3,943,218   (5,844,472)   (6,138,252)
Net assets at beginning
 of year................    26,819,751   22,876,533   46,545,545    52,683,797
                          ------------  -----------  -----------  ------------
Net assets at end of
 year...................  $ 39,464,065   26,819,751   40,701,073    46,545,545
                          ============  ===========  ===========  ============

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 GE Investments Funds, Inc. (continued)
                             --------------------------------------------------
                               Global Income Fund         Value Equity Fund
                             ------------------------- ------------------------
                             Year ended December 31,   Year ended December 31,
                             ------------------------- ------------------------
                                 1999         1998        1999         1998
                             ------------  ----------- -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................  $      4,058     504,065     (185,617)    (158,569)
 Net realized gain (loss)..      (134,013)     96,320    1,440,840      576,810
 Unrealized appreciation
  (depreciation) on invest-
  ments....................      (715,675)    337,555    5,153,071     (292,099)
 Capital gain distribu-
  tion.....................         4,146      22,214          --       929,149
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations....      (841,484)    960,154    6,408,294    1,055,291
                             ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums..............       298,133     600,772   21,173,356    9,579,320
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........           --          --      (219,644)     (25,562)
  Surrenders...............      (230,326)    (63,958)  (3,878,411)  (1,731,724)
  Administrative expense
   (note 3)................        (2,504)        --       (39,635)     (18,611)
  Transfer gain (loss) and
   transfer fees...........        41,185      (1,623)     (24,010)   1,014,745
  Capital contribution
   (withdrawal)............           --       45,130          --           --
 Transfers (to) from the
  Guarantee Account (note
  1).......................     1,130,309     986,575    9,162,615    8,817,658
 Interfund transfers.......    (1,065,929)  1,028,376    2,580,708    4,550,014
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions..............       170,868   2,595,272   28,754,979   22,185,840
                             ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets....................      (670,616)  3,555,426   35,163,273   23,214,131
Net assets at beginning of
 year......................     9,670,724   6,115,298   39,141,139   15,900,008
                             ------------  ----------  -----------  -----------
Net assets at end of year..  $  9,000,108   9,670,724   74,304,412   39,114,139
                             ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                         GE Investments Funds, Inc. (continued)
                          -----------------------------------------------------------------------
                                                                 U.S.                 Premier
                                   Income                       Equity                Growth
                                    Fund                         Fund               Equity Fund
                          -------------------------  ---------------------------- ---------------
                                                                    Period from     Period from
                          Year ended December 31,     Year ended    May 4, 1998     May 5, 1999
                          -------------------------  December 31, to December 31, to December 31,
                              1999         1998          1999          1998            1999
                          ------------  -----------  ------------ --------------- ---------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  1,829,233    1,286,221       (8,570)        9,991         (51,863)
 Net realized gain
  (loss)................      (265,204)     335,927      288,484         9,452         559,025
 Unrealized appreciation
  (depreciation) on
  investments...........    (2,672,230)    (245,492)     816,588       153,754       2,049,497
 Capital gain distribu-
  tion..................        72,466      285,194    1,800,801        36,079         770,369
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from
 operations.............    (1,035,735)   1,661,850    2,897,303       209,276       3,327,028
                          ------------  -----------   ----------     ---------      ----------
From capital
 transactions:
 Net premiums...........     6,923,805    1,921,255   22,445,779       864,801      14,174,762
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.......      (489,017)    (145,003)     (45,279)          --           (3,881)
   Surrenders...........    (2,870,344)  (1,961,475)    (528,852)       (8,236)       (153,976)
   Administrative ex-
    pense (note 3)......       (44,669)     (34,884)      (5,653)         (374)         (1,218)
   Transfer gain (loss)
    and transfer fees...        62,981     (172,635)     129,249         4,703         205,591
   Capital contribution
    (withdrawal)........           --           --           --            --              --
 Transfers (to) from the
  Guarantee Account
  (note 1)..............     8,054,862    4,132,905    6,635,234       500,876       1,787,824
 Interfund transfers....       (75,826)   6,911,104    5,339,842       629,934       7,975,066
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets from capital
 transactions...........    11,561,792   10,651,267   33,970,320     1,991,704      23,984,168
                          ------------  -----------   ----------     ---------      ----------
Increase (decrease) in
 net assets.............    10,526,057   12,313,117   36,867,623     2,200,980      27,311,196
Net assets at beginning
 of year................    34,323,977   22,010,860    2,200,980           --              --
                          ------------  -----------   ----------     ---------      ----------
Net assets at end of
 year...................  $ 44,850,034   34,323,977   39,068,603     2,200,980      27,311,196
                          ============  ===========   ==========     =========      ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                 Oppenheimer Variable Account Funds
                          ----------------------------------------------------
                                                             Capital
                                    Bond                   Appreciation
                                  Fund/VA                    Fund/VA
                          -------------------------  -------------------------
                          Year ended December 31,    Year ended December 31,
                          -------------------------  -------------------------
                              1999         1998          1999         1998
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............. $  2,159,731       67,918    (2,220,179)    (932,825)
 Net realized gain
  (loss).................     (367,634)     557,479     8,028,813   19,777,101
 Unrealized appreciation
  (depreciation) on
  investments............   (4,062,392)   1,205,533    64,932,288      922,343
 Capital gain
  distribution...........      306,119      628,926     7,443,892   13,330,660
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from
 operations..............   (1,964,176)   2,459,856    78,184,814   33,097,279
                          ------------  -----------  ------------  -----------
From capital
 transactions:
 Net premiums............   12,174,256    6,231,291    23,530,758   17,725,498
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits........     (689,793)    (410,382)   (1,199,344)    (894,216)
   Surrenders............   (5,269,460)  (4,432,337)  (14,095,955)  (9,299,680)
   Administrative expense
    (note 3).............      (69,547)     (55,996)     (221,476)    (184,119)
   Transfer gain (loss)
    and transfer fees....     (235,556)     (86,859)       87,768       (3,882)
 Transfers (to) from the
  Guarantee Account (note
  1).....................   13,999,173    8,638,887    14,646,072   17,267,813
 Interfund transfers.....   (4,224,435)  10,655,917    (8,629,648)  (7,357,815)
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets from capital
 transactions............   15,684,638   20,540,521    14,118,175   17,253,599
                          ------------  -----------  ------------  -----------
Increase (decrease) in
 net assets..............   13,720,462   23,000,377    92,302,989   50,350,878
Net assets at beginning
 of year.................   62,746,060   39,745,683   189,366,694  139,015,816
                          ------------  -----------  ------------  -----------
Net assets at end of
 year.................... $ 76,466,522   62,746,060   281,669,683  189,366,694
                          ============  ===========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                       Oppenheimer Variable Account Funds (continued)
                          ------------------------------------------------------------------------------
                                 Aggressive                    High                    Multiple
                                   Growth                     Income                  Strategies
                                   Fund/VA                    Fund/VA                   Fund/VA
                          --------------------------  ------------------------  ------------------------
                           Year ended December 31,    Year ended December 31,   Year ended December 31,
                          --------------------------  ------------------------  ------------------------
                              1999          1998         1999         1998         1999         1998
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $  (3,119,024)  (2,113,073)   9,391,426    1,269,071    1,728,011     (243,868)
 Net realized gain
  (loss)................     43,460,518   19,896,478   (2,467,228)     (99,049)   1,998,615    1,712,582
 Unrealized appreciation
  (depreciation) on
  investments...........    120,804,294     (396,149)  (1,860,876)  (7,301,468)     249,173   (1,662,556)
 Capital gain
  distribution..........            --     5,372,387          --     4,091,636    3,958,345    4,043,187
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    161,145,788   22,759,643    5,063,322   (2,039,810)   7,934,144    3,849,345
                          -------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........     13,548,977    9,377,106   14,520,822   13,886,757    5,277,206    5,911,134
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......     (1,088,159)    (796,601)  (1,064,649)  (1,060,654)    (560,764)    (527,685)
   Surrenders...........    (20,015,823) (11,332,990) (13,777,348) (10,775,891)  (7,655,266)  (6,115,145)
   Administrative ex-
    pense
    (note 3)............       (320,865)    (280,687)    (181,388)    (189,819)    (112,560)    (118,214)
   Transfer gain (loss)
    and
    transfer fees.......        978,941   (1,028,582)    (340,605)    (612,294)    (334,258)    (298,427)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............      5,300,960   11,708,764   13,711,757   20,861,727    4,683,850    8,281,940
 Interfund transfers....    (19,243,413) (20,227,182) (14,458,320)  (4,351,060)  (8,149,619)  (3,251,940)
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........    (20,839,382) (12,580,172)  (1,589,731)  17,758,766   (6,851,411)   3,881,663
                          -------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    140,306,406   10,179,471    3,473,591   15,718,956    1,082,733    7,731,008
Net assets at beginning
 of year................    218,026,707  207,847,236  164,004,582  148,285,626   79,754,561   72,023,553
                          -------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $ 358,333,113  218,026,707  167,478,173  164,004,582   80,837,294   79,754,561
                          =============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Variable Insurance Products Fund
                          -----------------------------------------------------------------------------
                          Equity-Income Portfolio       Growth Portfolio         Overseas Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $    944,026      365,176   (5,548,208)  (2,577,337)     211,935      761,025
 Net realized gain
  (loss)................    32,608,373   40,058,923   40,501,315   17,030,101   22,135,968   12,998,779
 Unrealized appreciation
  (depreciation) on
  investments...........   (23,171,445)  (9,194,909)  83,757,029   58,825,099   16,842,471   (6,292,784)
 Capital gain
  distribution..........    22,604,590   31,355,502   46,850,486   41,858,263    2,564,494    6,294,605
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............    32,985,544   62,584,692  165,560,622  115,136,126   41,754,868   13,761,625
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........    55,451,274   46,774,052  102,689,652   15,214,848    5,626,757    1,843,855
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (3,558,664)  (3,800,272)  (2,182,323)  (2,191,698)    (566,490)    (439,740)
   Surrenders...........   (58,264,096) (39,388,010) (50,608,296) (23,927,419) (11,598,256)  (6,306,537)
   Administrative
    expense (note 3)....      (810,775)    (787,804)    (662,552)    (510,394)    (182,204)    (183,116)
   Transfer gain (loss)
    and transfer fees...      (463,678)  (4,002,591)    (193,058)  (1,467,259)     691,511   (1,416,329)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    32,482,731   49,734,168   27,141,802    9,000,692    1,257,466    2,209,192
 Interfund transfers....   (59,307,860) (32,464,680)  13,823,927   (8,701,771) (10,841,539) (14,310,296)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   (34,471,068)  16,064,863   90,009,152  (12,583,001) (15,612,755) (18,602,971)
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............    (1,485,524)  78,649,555  255,569,774  102,553,125   26,142,113   (4,841,346)
Net assets at beginning
 of year................   692,232,327  613,582,772  417,566,732  315,013,607  103,463,275  108,304,621
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $690,746,803  692,232,327  673,136,506  417,566,732  129,605,388  103,463,275
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund II
                            ---------------------------------------------------
                            Asset Manager Portfolio     Contrafund Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ 10,625,511    9,625,658   (3,779,196)  (1,952,491)
 Net realized gain (loss)
  ........................    16,067,053   12,994,733   24,922,273   14,314,697
 Unrealized appreciation
  (depreciation) on
  investments.............    (2,840,015)  (5,404,033)  55,449,896   47,868,379
 Capital gain
  distribution............    20,776,345   45,774,419   12,495,419   12,625,996
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    44,628,894   62,990,777   89,088,392   72,856,581
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    14,653,091   10,264,331   82,802,444   25,285,801
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........    (2,929,710)  (2,712,196)  (1,793,088)  (1,246,412)
  Surrenders..............   (65,155,121) (43,729,546) (26,567,889) (13,148,361)
  Administrative expense
   (note 3)...............    (1,071,066)  (1,091,339)    (379,551)    (296,892)
  Transfer gain (loss) and
   transfer fees..........    (2,618,892)  (6,077,325)  (2,525,155)    (122,549)
 Transfers (to) from
  Guarantee Account
  (note 1)................     9,583,071    9,427,060   32,522,703   25,805,412
 Interfund transfers......   (21,111,137) (12,459,422)   4,661,245   (7,547,010)
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   (68,649,764) (46,378,437)  88,720,709   28,729,989
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   (24,020,870)  16,612,340  177,809,101  101,586,570
Net assets at beginning of
 year.....................   500,487,152  483,874,812  343,723,966  242,137,396
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $476,466,282  500,487,152  521,533,067  343,723,966
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                  Variable Insurance Products Fund III
                            ---------------------------------------------------
                                Growth & Income         Growth Opportunities
                                   Portfolio                 Portfolio
                            ------------------------  -------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  -------------------------
                                1999         1998         1999         1998
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (868,119)   (420,269)     (495,856)    (241,549)
 Net realized gain
  (loss)..................     3,957,786     983,225     2,346,277      378,467
 Unrealized appreciation
  (depreciation) on
  investments.............     2,814,926   7,912,728      (404,266)   6,815,534
 Capital gain
  distribution............       785,993     102,863     1,053,105      739,930
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from operations...     6,690,586   8,578,547     2,499,260    7,692,382
                            ------------  ----------  ------------  -----------
From capital transactions:
 Net premiums.............    37,343,267  13,303,380    31,843,565   10,151,968
 Transfers (to) from the
  general account of
  GE Life and Annuity:
  Death benefits..........      (452,650)   (688,026)     (291,426)    (104,398)
  Surrenders..............    (4,513,761) (1,264,908)   (4,617,789)  (1,515,091)
  Administrative expense
   (note 3)...............       (71,973)    (29,641)      (57,526)     (29,463)
  Transfer gain (loss) and
   transfer fees..........       351,485     732,615       253,392      483,076
 Transfers (to) from
  Guarantee Account (note
  1)......................    24,539,942  10,185,026    15,970,057   10,705,328
 Interfund transfers......      (525,341) 10,322,368     1,492,494    9,164,481
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............    56,670,969  32,560,814    44,592,767   28,855,901
                            ------------  ----------  ------------  -----------
Increase (decrease) in net
 assets...................    63,361,555  41,139,361    47,092,027   36,548,283
Net assets at beginning of
 year.....................    56,847,583  15,708,222    53,636,058   17,087,775
                            ------------  ----------  ------------  -----------
Net assets at end of
 year.....................  $120,209,138  56,847,583   100,728,085   53,636,058
                            ============  ==========  ============  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                              Federated Insurance Series
                          ------------------------------------------------------------------------
                                 American                High Income
                                  Leaders                   Bond                   Utility
                                  Fund II                  Fund II                 Fund II
                          ------------------------  ----------------------  ----------------------
                                                     Year ended December     Year ended December
                          Year ended December 31,            31,                     31,
                          ------------------------  ----------------------  ----------------------
                              1999         1998        1999        1998        1998        1996
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $   (513,220)   (550,126)  3,467,372     377,590     481,654    (182,451)
 Net realized gain
  (loss)................     1,360,681   1,333,508  (1,194,670)    901,146   1,236,132   1,730,044
 Unrealized appreciation
  (depreciation) on
  investments...........    (4,248,287)  4,019,536  (1,948,643)   (615,798) (3,774,428)  1,205,055
 Capital gain
  distribution..........     7,121,918   2,704,294     372,335     273,209   2,310,160   1,841,863
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from
 operations.............     3,721,092   7,507,212     696,394     936,147     253,518   4,594,511
                          ------------  ----------  ----------  ----------  ----------  ----------
From capital
 transactions:
 Net premiums...........    21,419,498  17,174,298  12,914,758   7,609,375   9,759,421   5,300,423
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......      (221,728)   (702,585)   (245,085)   (420,052)   (562,420)   (295,533)
   Surrenders...........    (5,313,269) (2,256,129) (3,914,221) (3,031,255) (3,154,249) (1,872,219)
   Administrative
    expense (note 3)....       (77,785)    (47,545)    (43,801)    (34,940)    (45,364)    (36,851)
   Transfer gain (loss)
    and transfer fees...       (56,238)    404,576         989     650,014    (154,923)   (738,016)
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    15,009,686  15,132,233  11,169,833  12,815,682  10,141,825   5,791,377
 Interfund transfers....    (7,715,367)  2,109,439  (5,891,810) (1,253,689) (2,728,703)  2,670,259
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets from capital
 transactions...........    23,044,797  31,814,287  13,990,663  16,335,135  13,255,587  10,819,440
                          ------------  ----------  ----------  ----------  ----------  ----------
Increase (decrease) in
 net assets.............    26,765,889  39,321,499  14,687,057  17,271,282  13,509,105  15,413,951
Net assets at beginning
 of year................    74,215,225  34,893,726  52,466,629  35,195,347  45,811,845  30,397,894
                          ------------  ----------  ----------  ----------  ----------  ----------
Net assets at end of
 year...................  $100,981,114  74,215,225  67,153,686  52,466,629  59,320,950  45,811,845
                          ============  ==========  ==========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                          Alger American Fund
                            --------------------------------------------------
                             Small Capitalization
                                   Portfolio             Growth Portfolio
                            ------------------------  ------------------------
                            Year ended December 31,   Year ended December 31,
                            ------------------------  ------------------------
                                1999         1998        1999         1998
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $ (1,348,858) (1,053,686)  (2,681,920)    (966,536)
 Net realized gain
  (loss)..................     4,496,020     411,066   16,000,254    4,172,054
 Unrealized appreciation
  (depreciation) on in-
  vestments...............    25,658,694   2,406,527   34,200,259   20,408,775
 Capital gain distribu-
  tion....................    11,288,748  10,556,556   16,366,607   13,947,299
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from operations...    40,094,604  12,320,463   63,885,200   37,561,592
                            ------------  ----------  -----------  -----------
From capital transactions:
 Net premiums.............    18,801,609   6,622,636   92,259,433   11,725,922
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (420,284)   (459,998)  (1,648,447)    (663,235)
   Surrenders.............    (7,370,878) (3,709,013) (13,584,719)  (5,345,156)
   Administrative expense
    (note 3)..............       (95,877)    (83,804)    (148,219)     (89,422)
   Transfer gain (loss)
    and transfer fees.....       339,009     246,716      622,265      (10,013)
 Transfers (to) from the
  Guarantee Account (note
  1)......................     7,500,439   8,384,117   26,764,387    9,961,009
 Interfund transfers......    (9,144,368) (2,794,548)  22,462,752    6,706,761
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............     9,609,650   8,206,106  126,727,452   22,285,866
                            ------------  ----------  -----------  -----------
Increase (decrease) in net
 assets...................    49,704,254  20,526,569  190,612,652   59,847,458
Net assets at beginning of
 year.....................    94,354,259  73,827,690  132,001,271   72,153,813
                            ------------  ----------  -----------  -----------
Net assets at end of
 year.....................  $144,058,513  94,354,259  322,613,923  132,001,271
                            ============  ==========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     PBHG Insurance Series Fund, Inc.
                               -----------------------------------------------
                                        PBHG                    PBHG
                                     Large Cap                Growth II
                                  Growth Portfolio            Portfolio
                               -----------------------  ----------------------
                                Year ended December      Year ended December
                                        31,                      31,
                               -----------------------  ----------------------
                                  1999         1998        1999        1998
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income (ex-
  pense)...................... $  (183,335)   (106,500)   (211,133)   (119,244)
 Net realized gain (loss).....   1,293,989     282,909   2,553,635    (281,878)
 Unrealized appreciation (de-
  preciation) on investments..   7,139,998   2,025,080  11,061,365   1,029,558
 Capital gain distribution....         --          --          --          --
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from operations.......   8,250,652   2,201,489  13,403,867     628,436
                               -----------  ----------  ----------  ----------
From capital transactions:
 Net premiums.................   1,893,719   2,342,871   2,634,384   1,855,144
 Transfers (to) from the gen-
  eral account of GE Life and
  Annuity:
  Death benefits..............    (120,414)    (42,994)    (31,216)   (117,890)
  Surrenders..................  (2,112,511)   (588,848) (1,282,939)   (409,105)
  Administrative expense (note
   3).........................     (13,054)     (7,464)    (13,646)     (8,868)
  Transfer gain (loss) and
   transfer fees..............       8,735      40,495      92,029      27,528
 Transfers (to) from the
  Guarantee Account (note 1)     2,244,446   2,026,921   1,647,321   2,485,422
 Interfund transfers..........   1,070,497   1,290,849   5,263,684    (477,840)
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets from capital
 transactions.................   2,971,418   5,061,830   8,309,617   3,354,391
                               -----------  ----------  ----------  ----------
Increase (decrease) in net
 assets.......................  11,222,070   7,263,319  21,713,484   3,982,827
Net assets at beginning of
 year.........................  11,981,586   4,718,267  10,934,767   6,951,940
                               -----------  ----------  ----------  ----------
Net assets at end of year..... $23,203,656  11,981,586  32,648,251  10,934,767
                               ===========  ==========  ==========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Janus Aspen Series
                            ---------------------------------------------------
                                   Aggressive
                                     Growth                    Growth
                                   Portfolio                  Portfolio
                            -------------------------  ------------------------
                            Year ended December 31,    Year ended December 31,
                            -------------------------  ------------------------
                                1999         1998         1999         1998
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)...............  $   (174,869)  (1,431,833)  (4,896,666)   6,056,709
 Net realized gain
  (loss)..................    62,362,096   11,413,034   35,813,367   11,096,226
 Unrealized appreciation
  (depreciation) on
  investments.............   163,992,838   24,333,274  142,877,179   56,452,101
 Capital gain
  distribution............     4,906,978          --     2,247,871    7,613,462
                            ------------  -----------  -----------  -----------
  Increase (decrease) in
   net assets from
   operations.............   231,087,043   34,314,475  176,041,751   81,218,498
                            ------------  -----------  -----------  -----------
From capital transactions:
 Net premiums.............    82,694,488    4,886,885  129,921,095   19,968,429
 Transfers (to) from the
  general account of
  GE Life and Annuity:
   Death benefits.........      (693,006)    (815,476)  (2,337,901)  (1,360,596)
   Surrenders.............   (14,862,560)  (5,681,643) (28,100,426) (11,799,421)
   Administrative expense
    (note 3)..............      (206,645)    (120,730)    (458,087)    (317,146)
   Transfer gain (loss)
    and transfer fees.....    (5,761,812)    (352,260)     893,020     (691,664)
 Transfers (to) from the
  Guarantee Account (note
  1)......................    14,163,240    4,693,626   37,755,657   19,406,972
 Interfund transfers......    74,808,346   (8,460,504)  42,077,065    3,890,833
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets from capital
 transactions.............   150,142,051   (5,850,102) 179,750,423   29,097,407
                            ------------  -----------  -----------  -----------
Increase (decrease) in net
 assets...................   381,229,094   28,464,373  355,792,174  110,315,905
Net assets at beginning of
 year.....................   134,279,495  105,815,122  334,384,822  224,068,917
                            ------------  -----------  -----------  -----------
Net assets at end of
 year.....................  $515,508,589  134,279,495  690,176,996  334,384,822
                            ============  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                               Janus Aspen Series (continued)
                          -----------------------------------------------------------------------------
                                 Worldwide                                            Flexible
                                   Growth                   Balanced                   Income
                                 Portfolio                  Portfolio                 Portfolio
                          -------------------------  ------------------------  ------------------------
                          Year ended December 31,    Year ended December 31,   Year ended December 31,
                          -------------------------  ------------------------  ------------------------
                              1999         1998         1999         1998         1999         1998
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............  $ (7,350,545)   6,523,226    3,945,453    3,182,878    2,762,764    1,259,217
 Net realized gain
  (loss)................    59,273,825   46,111,510   13,526,836    3,053,389     (288,141)     222,001
 Unrealized appreciation
  (depreciation) on
  investments...........   309,685,852   41,481,543   55,762,394   28,743,051   (2,373,888)      30,008
 Capital gain
  distribution..........           --     4,933,615          --       722,300      146,515       66,130
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from
 operations.............   361,609,132   99,049,894   73,234,683   35,701,618      247,250    1,577,356
                          ------------  -----------  -----------  -----------  -----------  -----------
From capital
 transactions:
 Net premiums...........   103,924,205   44,526,187  123,717,725   24,644,401   12,258,667    4,066,867
 Transfers (to) from the
  general account of GE
  Life and Annuity:
   Death benefits.......    (2,973,664)  (1,373,901)  (1,474,438)    (857,556)    (202,784)     (36,188)
   Surrenders...........   (40,772,035) (19,617,340) (20,730,548)  (9,165,787)  (2,936,151)    (813,459)
   Administrative
    expense (note 3)....      (619,954)    (469,515)    (267,776)    (138,515)     (34,631)     (21,644)
   Transfer gain (loss)
    and transfer fees...       934,945      125,152      456,442    1,031,515     (128,719)     453,024
 Transfers (to) from the
  Guarantee Account
  (note 1)..............    51,917,924   41,574,483   78,194,170   24,485,481   13,890,840    7,043,148
 Interfund transfers....     5,019,615     (124,706)  32,520,849   21,236,757      312,624    6,439,490
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets from capital
 transactions...........   117,431,036   64,640,360  212,416,424   61,236,296   23,159,846   17,131,238
                          ------------  -----------  -----------  -----------  -----------  -----------
Increase (decrease) in
 net assets.............   479,040,168  163,690,254  285,651,107   96,937,914   23,407,096   18,708,594
Net assets at beginning
 of year................   508,816,336  345,126,082  174,576,149   77,638,235   33,045,345   14,336,751
                          ------------  -----------  -----------  -----------  -----------  -----------
Net assets at end of
 year...................  $987,856,504  508,816,336  460,227,256  174,576,149   56,452,441   33,045,345
                          ============  ===========  ===========  ===========  ===========  ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                     Janus Aspen Series (continued)
                             -------------------------------------------------
                              International Growth      Capital Appreciation
                                    Portfolio                Portfolio
                             ------------------------  -----------------------
                                                        Year ended December
                             Year ended December 31,            31,
                             ------------------------  -----------------------
                                 1999         1998        1999         1998
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................. $ (1,103,843)    285,215   (2,139,496)   (129,163)
 Net realized gain (loss)...    6,798,898   7,205,182   12,257,740     336,728
 Unrealized appreciation
  (depreciation) on
  investments...............   68,867,033   1,486,427   88,365,393   7,532,890
 Capital gain distribution..          --      168,340      909,471         --
                             ------------  ----------  -----------  ----------
  Increase (decrease) in net
   assets from operations...   74,562,088   9,145,164   99,393,108   7,740,455
                             ------------  ----------  -----------  ----------
From capital transactions:
 Net premiums...............   19,686,581   7,538,624  136,931,557   8,764,540
 Transfers (to) from the
  general account of GE Life
  and Annuity:
  Death benefits............     (397,836)   (372,667)  (1,194,716)    (52,380)
  Surrenders................   (5,164,544) (2,368,354)  (7,042,061)   (765,563)
  Administrative expense
   (note 3).................      (84,094)    (70,684)     (94,871)    (11,745)
  Transfer gain (loss) and
   transfer fees............       96,657      74,891      280,719     485,206
 Transfer (to) from the
  Guarantee Account (note
  1)........................    8,757,358  10,288,178   34,911,459   4,797,081
 Interfund transfers........    9,262,544  (1,419,705)  67,308,216  15,456,302
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets from capital
 transactions...............   32,156,666  13,670,283  231,100,303  28,673,441
                             ------------  ----------  -----------  ----------
Increase (decrease) in net
 assets.....................  106,718,754  22,815,447  330,493,411  36,413,896
Net assets at beginning of
 year.......................   77,481,173  54,665,726   39,083,471   2,669,575
                             ------------  ----------  -----------  ----------
Net assets at end of year... $184,199,927  77,481,173  369,576,882  39,083,471
                             ============  ==========  ===========  ==========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                                Goldman Sachs
                                             Variable Insurance
                                                    Trust
                             ----------------------------------------------------
                                    Growth and                   Mid Cap
                                      Income                      Value
                                       Fund                       Fund
                             -------------------------- -------------------------
                                           Period from               Period from
                                             May 12,                    May 8,
                              Year ended     1998 to     Year ended    1998 to
                             December 31,  December 31, December 31, December 31,
                                 1999          1998         1999         1998
                             ------------  ------------ ------------ ------------
Increase (decrease) in net
 assets
From operations:
 Net investment income
  (expense)................  $    16,010       20,010        (7,991)     12,176
 Net realized gain (loss)..        9,945      (32,043)       40,722     (72,641)
 Unrealized appreciation
  (depreciation) on
  investments..............      215,378       40,081      (786,328)     12,789
 Capital gain
  distribution.............          --           --            --          --
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from operations....      241,333       28,048      (753,597)    (47,676)
                             -----------    ---------    ----------   ---------
From capital transactions:
 Net premiums..............    3,188,933    1,873,044     7,662,493   1,653,452
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits...........          --           --        (44,741)        --
  Surrenders...............     (312,406)     (42,593)     (399,418)    (42,773)
  Administrative expense
   (note 3)................       (5,657)        (447)       (6,665)       (527)
  Transfer gain (loss) and
   transfer fees...........      (17,014)      89,687       129,599     (48,872)
 Transfer (to) from the
  Guarantee Account (note
  1).......................    2,602,797    1,085,095     3,097,131   1,327,515
 Interfund transfers.......      238,136    1,229,734     3,205,503     782,072
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets from capital
 transactions..............    5,694,789    4,234,520    13,643,902   3,670,867
                             -----------    ---------    ----------   ---------
Increase (decrease) in net
 assets....................    5,936,122    4,262,568    12,890,305   3,623,191
Net assets at beginning of
 year......................    4,262,568          --      3,623,191         --
                             -----------    ---------    ----------   ---------
Net assets at end of year..  $10,198,690    4,262,568    16,513,496   3,623,191
                             ===========    =========    ==========   =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                                           Salomon Brothers Variable Series Fund Inc.
                          -----------------------------------------------------------------------------
                                  Strategic                                             Total
                                    Bond                    Investors                  Return
                                    Fund                      Fund                      Fund
                          ------------------------- ------------------------- -------------------------
                                       Period from               Period from               Period from
                                       October 22,               November 27,              October 30,
                           Year ended    1998 to     Year ended    1998 to     Year ended    1998 to
                          December 31, December 31, December 31, December 31, December 31, December 31,
                              1999         1998         1999         1998         1999         1998
                          ------------ ------------ ------------ ------------ ------------ ------------
Increase (decrease) in
 net assets
From operations:
 Net investment income
  (expense).............   $  227,713      5,736           144          40        53,428       4,787
 Net realized gain
  (loss)................        1,001        322       (45,705)        --          1,801           1
 Unrealized appreciation
  (depreciation) on
  investments...........     (204,979)    (4,823)       79,688         321      (108,299)     (2,958)
 Capital gain
  distribution..........          --         121           --          --            --        1,011
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from
 operations.............       23,735      1,356        34,127         361       (53,070)      2,841
                           ----------    -------     ---------      ------     ---------     -------
From capital
 transactions:
 Net premiums...........    2,763,150     19,355     2,330,816       9,900     1,867,404     168,401
 Transfers (to) from the
  general account of GE
  Life and Annuity:
  Death benefits........      (10,950)       --            --          --            --          --
  Surrenders............     (107,247)       --        (29,589)        --        (26,394)        (16)
  Administrative expense
   (note 3).............       (1,739)       (17)         (405)         (3)       (1,097)        --
  Transfer gain (loss)
   and transfer fees....       (3,392)       (48)       39,941         123           741         140
 Transfer (to) from the
  Guarantee Account
  (note 1)..............    1,179,490     14,903       425,716         606     1,001,197      14,269
 Interfund transfers....    1,352,931     96,473       980,314         --        118,197     158,086
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets from capital
 transactions...........    5,172,243    130,666     3,746,793      10,626     2,960,048     340,880
                           ----------    -------     ---------      ------     ---------     -------
Increase (decrease) in
 net assets.............    5,195,978    132,022     3,780,920      10,987     2,906,978     343,721
Net assets at beginning
 of year................      132,022        --         10,987         --        343,721         --
                           ----------    -------     ---------      ------     ---------     -------
Net assets at end of
 year...................   $5,328,000    132,022     3,791,907      10,987     3,250,699     343,721
                           ==========    =======     =========      ======     =========     =======

                See accompanying notes to financial statements.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                         Notes to Financial Statements

                               December 31, 1999

(1) Description of Entity

  GE Life & Annuity Separate Account 4 (the Account), formerly Life of Virginia Separate Account 4, is a separate investment account established in 1987 by GE Life and Annuity Assurance Company (GE Life & Annuity), formerly The Life Insurance Company of Virginia, under the laws of the Commonwealth of Virginia. The Account operates as a unit investment trust under the Investment Company Act of 1940. The Account is used to fund certain benefits for flexible premium variable deferred annuity life insurance policies issued by GE Life & Annuity. GE Life and Annuity Assurance Company is a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. A majority of the capital stock of GE Life & Annuity is owned by General Electric Capital Assurance Company. General Electric Capital Assurance Company and its parent, GE Financial Assurance Holdings, Inc. are indirectly, wholly-owned subsidiaries of General Electric Capital Corporation (GE Capital). GE Capital, a diversified financial services company, is a wholly-owned subsidiary of General Electric Company (GE), a New York corporation.

  In June 1999, a new investment subdivision was added to the Account for all types of units (see Note 2). The Premier Growth Equity Fund invests solely in a designated portfolio of the GE Investment Funds, Inc. and is a series type mutual fund. Between 1997 and 1999, the Oppenheimer Variable Account Capital Appreciation Fund changed its name to the Oppenheimer Variable Account Aggressive Growth Fund/VA and the Oppenheimer Variable Account Growth Fund changed its name to the Oppenheimer Variable Account Capital Appreciation Fund/VA.

  In October 1998, three new investment subdivisions were added to the Account. The Investors Fund, Strategic Bond Fund, and the Total Return Fund each invest solely in a designated portfolio of the Salomon Brothers Variable Series Fund Inc.

  In May 1998, three new investment subdivisions were added to the Account. The U.S. Equity Portfolio invests solely in a designated portfolio of the GE Investments Funds, Inc. The Mid Cap Value Fund (formerly known as the Mid Cap Equity Fund) and Growth and Income Fund each invest solely in a designated portfolio of the Goldman Sachs Variable Insurance Trust. All designated portfolios described above are series type mutual funds.

  Policyowners may transfer cash values between the Account's portfolios and the Guarantee Account that is part of the general account of GE Life & Annuity. Amounts transferred to the Guarantee Account earn interest at the interest rate in effect at the time of such transfer and remain in effect for one year, after which a new rate may be declared.

(2) Summary of Significant Accounting Policies

 (a) Unit Classes

  There are four unit classes included in the Account. Type I units are sold under policy form P1140 and P1141. Type II units are sold under policy forms P1142, P1142N and P1143. Type III units are eligible for up to a 4% bonus credit and are sold under policy form P1152 and began sales in the first quarter of 1999. Type IV unit sales are sold under Policy Form P1151 and began sales in the second quarter of 1999.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (b) Investments

Investments are stated at fair value which is based on the underlying net asset value per share of the respective portfolios or funds. Purchases and sales of investments are recorded on the trade date and income distributions are recorded on the ex-dividend date. Realized gains and losses on investments are determined on the average cost basis. The units and unit values are disclosed as of the last business day in the applicable year.

The aggregate cost of investments acquired and the aggregate proceeds of investments sold, for the year ended December 31, 1999 were:

                                                      Cost of        Proceeds
                                                       Shares          from
Fund/Portfolio                                        Acquired     Shares Sold
--------------                                     -------------- --------------
GE Investment Funds, Inc.:
 S&P 500 Index Fund............................... $  479,953,109    240,675,116
 Money Market Fund................................  2,709,722,205  2,475,380,915
 Total Return Fund................................     51,675,569     21,161,494
 International Equity Fund........................     58,643,467     54,760,704
 Real Estate Securities Fund......................     10,713,861     15,004,297
 Global Income Fund...............................      6,954,217      7,026,889
 Value Equity Fund................................     54,346,586     25,721,299
 Income Fund......................................     29,457,972     16,007,415
 U.S. Equity Fund.................................     43,581,601      7,797,307
 Premier Growth Equity Fund.......................     38,883,748     14,367,536
Oppenheimer Variable Account Funds:
 Bond Fund/VA.....................................     45,060,045     26,657,558
 Aggressive Growth Fund/VA........................    197,174,231    222,386,370
 Capital Appreciation Fund/VA.....................     71,654,277     52,761,076
 High Income Fund/VA..............................     92,366,718     84,579,951
 Multiple Strategies Fund/VA......................     23,029,714     24,055,134
Variable Insurance Products Fund:
 Equity-Income Portfolio..........................    179,598,082    191,780,961
 Growth Portfolio.................................    297,222,394    166,464,545
 Overseas Portfolio...............................    631,917,400    655,516,215
Variable Insurance Products Fund II:
 Asset Manager Portfolio..........................     89,283,720    126,101,734
 Contrafund Portfolio.............................    201,949,816    105,373,757
Variable Insurance Products Fund III:
 Growth & Income Portfolio........................    101,691,761     44,939,988
 Growth Opportunties Portfolio....................     74,653,003     29,331,119
Goldman Sachs Variable Insurance Trust:
 Growth and Income Fund...........................      8,838,178      3,077,278
 Mid Cap Value Fund...............................     24,173,203     10,663,003
Janus Aspen Series:
 Aggressive Growth Portfolio......................    407,424,565    246,382,506
 Growth Portfolio.................................    297,235,227    120,740,868
 Worldwide Growth Portfolio.......................    352,769,148    245,642,656
 Balanced Portfolio...............................    308,476,408     91,408,986
 Flexible Income Portfolio........................     50,727,756     24,540,205

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                          Cost of     Proceeds
                                                           Shares       from
Fund/Portfolio                                            Acquired   Shares Sold
--------------                                          ------------ -----------
 International Growth Portfolio........................ $104,597,851  73,668,969
 Capital Appreciation Portfolio........................  342,016,654 110,984,538
Federated Insurance Series:
 Utility Fund II.......................................   32,061,371  16,065,087
 High Income Bond Fund II..............................  100,193,253  81,675,988
 American Leaders Fund II..............................   61,138,187  31,509,097
The Alger American Fund:
 Small Capitalization Portfolio........................  206,574,736 187,536,157
 Growth Portfolio......................................  278,969,806 138,086,817
PBHG Insurance Series Fund, Inc.:
 PBHG Large Cap Growth Portfolio.......................   10,200,499   7,400,345
 PBHG Growth II Portfolio..............................   19,335,309  11,354,160
Salomon Brothers Variable Series Fund Inc.:
 Strategic Bond Fund...................................    6,599,848   1,173,721
 Investors Fund........................................    5,284,092   1,562,172
 Total Return Fund.....................................    4,562,928   1,541,701

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

 (c) Capital Transactions

  The increase (decrease) in outstanding units for Types I, II, III and IV from capital transactions for the years or periods ended December 31, 1999 and 1998 are as follows:

                                       GE Investments Funds, Inc.
                         ---------------------------------------------------------
                          S&P 500     Money      Total   International Real Estate
                           Index      Market    Return      Equity     Securities
                           Fund        Fund      Fund        Fund         Fund
Type I Units:            ---------  ----------  -------  ------------- -----------
Units outstanding at
 December 31, 1997......   918,847   3,512,260  631,828     181,530      353,450
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    43,692   3,088,601    8,156      37,608      139,356
 Transfers (to) from the
  general account
  of GE Life & Annuity:
   Death benefits.......    (4,853)    (89,832)  (2,466)       (463)      (1,816)
   Surrenders...........   (75,788) (2,689,646) (56,739)    (24,253)     (85,757)
   Cost of insurance and
    administrative
    expenses............    (2,222)    (13,914)  (1,299)       (767)      (3,200)
 Transfers (to) from the
  Guarantee Account.....    44,702     269,329    8,553      14,103      112,800
 Interfund transfers....   172,435   1,145,551   (3,122)    (46,225)    (198,141)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   177,966   1,710,089  (46,917)    (19,997)     (36,758)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1998...... 1,096,813   5,222,349  584,911     161,533      316,692
                         ---------  ----------  -------     -------     --------
From capital
 transactions:
 Net premiums...........    26,703     759,952    3,914       4,903        4,743
 Transfers (to) from the
  general account
  of GE Life & Annuity:
    Death benefits......    (2,575)    (38,073)  (6,637)       (820)        (798)
    Surrenders..........   (92,539) (2,984,885) (69,560)    (18,356)     (28,756)
    Cost of insurance
     and administrative
     expenses...........    (1,912)     (9,559)  (1,381)       (453)        (656)
 Transfers (to) from the
  Guarantee Account.....    16,215     158,666   11,706       2,536        5,966
 Interfund transfers....    37,185   2,156,824   (9,232)     54,195      (78,972)
                         ---------  ----------  -------     -------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (16,923)     42,925  (71,190)     42,005      (98,473)
                         ---------  ----------  -------     -------     --------
Units outstanding at
 December 31, 1999...... 1,079,890   5,265,274  513,721     203,538      218,219
                         =========  ==========  =======     =======     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                GE Investments Funds, Inc. (continued)
                            ---------------------------------------------------
                            Global    Value               U.S.       Premier
                            Income   Equity    Income    Equity   Growth Equity
                             Fund     Fund      Fund      Fund        Fund
Type I Units:               -------  -------  ---------  -------  -------------
Units outstanding at
 December 31, 1997.........  12,950  177,211  1,295,638      --         --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............   3,542   73,340     14,672    2,951        --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --      (261)    (5,419)     --         --
  Surrenders...............  (3,547) (33,659)   (93,554)     (67)       --
  Cost of insurance and
   administrative
   expenses................     (80)  (1,036)    (1,780)     (24)       --
 Transfers (to) from the
  Guarantee Account........   8,901   54,595     34,085      660        --
 Interfund transfers.......  24,866  115,186     89,003   22,607        --
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............  33,682  208,165     37,007   26,127        --
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1998.........  46,632  385,376  1,332,645   26,127        --
                            -------  -------  ---------  -------     ------
From capital transactions:
 Net premiums..............     316   59,988      7,628   19,691      1,385
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits...........     --    (5,314)   (28,458)     --         --
  Surrenders............... (11,174) (63,009)  (154,718) (12,593)    (2,995)
  Cost of insurance and
   administrative
   expenses................    (106)    (667)    (2,892)    (127)       (39)
 Transfers (to) from the
  Guarantee Account........    (322)  11,639     33,529    2,525      3,139
 Interfund transfers.......  15,435   31,733    (63,546)  47,268     45,113
                            -------  -------  ---------  -------     ------
Net increase (decrease) in
 units from capital
 transactions..............   4,149   34,370   (208,457)  56,764     46,603
                            -------  -------  ---------  -------     ------
Units outstanding at
 December 31, 1999.........  50,781  419,746  1,124,188   82,891     46,603
                            =======  =======  =========  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                  Oppenheimer Variable Account Funds
                         --------------------------------------------------------
                                   Aggressive    Capital      High      Multiple
                           Bond      Growth    Appreciation  Income    Strategies
                         Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type I Units:            --------  ----------  ------------ ---------  ----------
Units outstanding at
 December 31, 1997......  929,630  2,591,419    1,291,813   1,869,843  1,553,549
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   74,703     19,338       34,584      31,959     40,822
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......  (15,395)    (5,238)      (2,748)    (10,837)    (8,380)
   Surrenders........... (407,204)  (170,429)    (110,751)   (182,095)  (161,263)
   Cost of insurance and
    administrative
    expenses............   (5,618)    (5,190)      (2,659)     (4,385)    (3,584)
 Transfers (to) from the
  Guarantee Account.....   81,767     15,924       19,698      51,660     19,533
 Interfund transfers....  257,976   (101,296)     (56,877)    (97,711)   (96,211)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........  (13,771)  (246,891)    (118,753)   (211,409)  (209,083)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  915,859  2,344,528    1,173,060   1,658,434  1,344,466
                         --------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........   16,723      8,891        9,743       6,374      5,456
 Loan interest..........      --         --           --          --         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (1,308)    (5,005)      (5,270)    (15,916)   (12,309)
   Surrenders........... (131,944)  (252,917)    (131,083)   (219,777)  (185,583)
   Cost of insurance and
    administrative
    expenses............   (2,123)    (4,988)      (2,494)     (3,586)    (2,994)
  Transfers (to) from
   the Guarantee
   Account..............   31,638     (1,082)       4,151       8,252      4,406
  Interfund transfers...  (60,601)  (284,897)     (90,649)   (188,252)  (102,355)
                         --------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions........... (147,615)  (539,998)    (215,602)   (412,905)  (293,379)
                         --------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  768,244  1,804,530      957,458   1,245,529  1,051,087
                         ========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Variable Insurance Products       Variable Insurance       Variable Insurance
                                      Fund                   Products Fund II         Products Fund III
                         --------------------------------  ----------------------  ------------------------
                          Equity -                           Asset                 Growth &      Growth
                           Income     Growth    Overseas    Manager    Contrafund   Income    Opportunities
                         Portfolio   Portfolio  Portfolio  Portfolio   Portfolio   Portfolio    Portfolio
Type I Units             ----------  ---------  ---------  ----------  ----------  ---------  -------------
Units outstanding at
 December 31, 1997......  6,589,338  4,467,825  3,398,260  17,101,510  3,296,201    294,329      341,417
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     92,608     28,017     20,092      71,298     74,775     36,361       51,350
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (21,942)   (20,703)    (8,411)    (86,711)    (3,720)       --           --
   Surrenders...........   (584,254)  (406,572)  (201,390) (1,581,072)  (275,339)   (33,956)     (51,341)
   Cost of insurance and
    administrative
    expenses............    (14,640)    (9,624)    (6,558)    (41,759)    (6,747)    (1,229)      (1,181)
 Transfers (to) from the
  Guarantee Account.....     51,832      6,585     16,016      16,975     48,507     44,357       39,391
 Interfund transfers....   (359,182)   (96,107)  (404,695)   (645,083)   (51,589)   411,418      215,578
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions...........   (835,578)  (498,404)  (584,946) (2,266,352)  (214,113)   456,951      253,797
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1998......  5,753,760  3,969,421  2,813,314  14,835,158  3,082,088    751,280      595,214
                         ----------  ---------  ---------  ----------  ---------   --------     --------
From capital
 transactions:
 Net premiums...........     32,040     21,432      6,715      55,870     34,968     18,249       62,572
 Loan interest..........        --         --         --          --         --         --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (32,919)   (19,611)   (10,390)    (83,836)   (15,176)    (4,731)        (538)
   Surrenders...........   (740,369)  (578,929)  (309,058) (2,113,665)  (367,961)   (73,634)    (116,547)
   Cost of insurance and
    administrative
    expenses............    (12,151)    (8,612)    (5,175)    (36,211)    (6,633)    (1,662)      (1,314)
 Transfers (to) from the
  Guarantee Account.....     (9,305)     6,821       (324)    (19,440)    11,652     36,628       14,682
 Interfund transfers....   (536,437)   (80,399)  (250,810)   (649,065)   (88,685)  (107,315)     (28,688)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Net increase (decrease)
 in units from capital
 transactions........... (1,299,141)  (659,298)  (569,042) (2,846,347)  (431,835)  (132,465)     (69,833)
                         ----------  ---------  ---------  ----------  ---------   --------     --------
Units outstanding at
 December 31, 1999......  4,454,619  3,310,123  2,244,272  11,988,811  2,650,253    618,815      525,381
                         ==========  =========  =========  ==========  =========   ========     ========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                      PBHG Insurance
                          Federated Insurance Series       Alger American Fund      Series Fund, Inc.
                         ------------------------------  ------------------------  --------------------
                         American     High                   Small                 PBHG Large   PBHG
                         Leaders   Income Bond Utility   Capitalization  Growth    Cap Growth Growth II
                         Fund II     Fund II   Fund II     Portfolio    Portfolio  Portfolio  Portfolio
Type I Units:            --------  ----------- --------  -------------- ---------  ---------- ---------
Units outstanding at
 December 31, 1997...... 361,619     456,124    485,332    1,325,070    1,022,514    55,997     76,611
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums...........  49,226     (16,663)    (2,080)     429,477       25,796    12,832     43,391
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     --        1,444        816         (384)      (6,748)      --         --
   Surrenders........... (38,733)     22,376      6,445      (28,813)    (101,948)  (13,525)    (2,223)
   Cost of insurance and
    administrative
    expenses............  (1,089)        466        179       (1,249)      (2,260)     (192)      (222)
 Transfers (to) from the
  Guarantee Account.....  23,362     (25,648)    (2,909)      27,106       20,996     8,053      7,385
 Interfund transfers....  86,081      33,576     (9,318)     (17,778)     203,074    34,878     (2,510)
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions........... 118,847      15,551     (6,867)     408,359      138,910    42,046     45,821
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1998...... 480,466     471,675    478,465    1,733,429    1,161,424    98,043    122,432
                         -------     -------   --------    ---------    ---------   -------    -------
From capital
 transactions:
 Net premiums........... (22,424)     23,352      8,540        8,057       65,273     4,242      4,265
 Loan interest..........     --          --         --           --           --        --         --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     642         --        (616)        (333)      (7,424)      --         --
   Surrenders...........  61,366     (66,408)   (58,803)    (168,826)    (220,228)  (11,876)   (13,149)
   Cost of insurance and
    administrative
    expenses............   1,380        (837)    (1,105)      (2,952)      (3,876)     (229)      (390)
 Transfers (to) from the
  Guarantee Account..... (21,326)      5,873      1,829        6,564       21,695     1,395      2,631
 Interfund transfers.... (25,993)     16,788    (64,401)    (485,936)     220,662    40,768    110,913
                         -------     -------   --------    ---------    ---------   -------    -------
Net increase (decrease)
 in units from capital
 transactions...........  (6,355)    (21,232)  (114,556)    (643,426)      76,102    34,300    104,270
                         -------     -------   --------    ---------    ---------   -------    -------
Units outstanding at
 December 31, 1999...... 474,111     450,443    363,909    1,090,003    1,237,526   132,343    226,702
                         =======     =======   ========    =========    =========   =======    =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type I Units:            ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1997...... 1,817,576   4,505,765  4,938,272  2,481,552   280,878    1,004,669       49,257
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,545      85,570    235,218    127,113    37,137       55,993      124,428
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,425)    (16,960)   (17,077)   (16,246)   (1,939)      (2,564)         --
   Surrenders...........  (137,584)   (306,115)  (371,035)  (424,576)  (20,362)     (67,352)      (9,789)
   Cost of insurance and
    administrative
    expenses............    (3,687)    (10,854)   (11,204)    (6,797)     (928)      (2,002)        (416)
 Transfers (to) from the
  Guarantee Account.....    13,161      60,329     69,943    102,984    62,318       28,874       11,707
 Interfund transfers....  (145,916)    (10,306)    50,630    652,003   195,121       35,806      331,630
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........  (265,906)   (198,336)   (43,525)   434,481   271,347       48,755      457,560
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1998...... 1,551,670   4,307,429  4,894,747  2,916,033   552,225    1,053,424      506,817
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital
 transactions:
 Net premiums...........    16,117      66,898     87,098     41,784    38,041       20,440      112,397
 Loan interest..........       --          --         --         --        --           --           --
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (5,060)    (24,078)   (19,731)   (10,763)      --        (5,129)        (829)
   Surrenders...........  (154,266)   (441,863)  (536,289)  (398,768)  (87,684)    (170,441)    (110,831)
   Cost of insurance and
    administrative
    expenses............    (3,157)     (9,579)   (10,670)    (6,116)   (2,017)      (2,552)      (2,368)
 Transfers (to) from the
  Guarantee Account.....     6,581      22,989      9,986     47,747    67,950       14,917       18,113
 Interfund transfers....   377,943     217,716   (110,764)   206,259   (53,874)      39,313      600,874
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   238,158    (167,917)  (580,370)  (119,857)  (37,584)    (103,452)     617,356
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,789,828   4,139,512  4,314,377  2,796,176   514,641      949,972    1,124,173
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                   Goldman Sachs
                                      Variable
                                     Insurance       Salomon Brothers Variable
                                       Trust             Series Fund Inc.
                                   ---------------  ---------------------------
                                   Growth
                                    and    Mid Cap  Strategic            Total
                                   Income   Value     Bond    Investors Return
                                    Fund    Fund      Fund      Fund     Fund
Type I Units:                      ------  -------  --------- --------- -------
Units outstanding at December 31,
 1997............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................     --       --       --        --        --
  Cost of insurance and
   administrative expenses.......     --       --       --        --        --
 Transfers (to) from the
  Guarantee Account..............     --       --       --        --        --
 Interfund transfers.............     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......     --       --       --        --        --
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1998............................     --       --       --        --        --
                                   ------  -------   ------    ------   -------
From capital transactions:
 Net premiums....................  54,553   87,322    3,309     1,543     2,537
 Loan interest...................     --       --       --        --        --
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.................     --       --       --        --        --
  Surrenders.....................  (1,073) (11,503)    (908)     (171)      369
  Cost of insurance and
   administrative expenses.......    (141)    (314)    (133)      (23)      161
 Transfers (to) from the
  Guarantee Account..............   8,811    1,315   11,419        66   (34,628)
 Interfund transfers.............  18,549  118,528   32,748    14,514    37,746
                                   ------  -------   ------    ------   -------
Net increase (decrease) in units
 from capital transactions.......  80,699  195,348   46,435    15,929     6,185
                                   ------  -------   ------    ------   -------
Units outstanding at December 31,
 1999............................  80,699  195,348   46,435    15,929     6,185
                                   ======  =======   ======    ======   =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                       GE Investments Funds, Inc.
                         ----------------------------------------------------------
                                                                            Real
                          S&P 500     Money       Total                    Estate
                           Index      Market     Return    International Securities
                           Fund        Fund       Fund      Equity Fund     Fund
Type II Units:           ---------  ----------  ---------  ------------- ----------
Units outstanding at
 December 31, 1997...... 3,025,140   4,980,487    928,145     614,410    1,478,247
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,191,108   4,686,359    224,832      71,002      242,837
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (18,705)   (269,042)    (8,405)     (4,372)      (9,506)
   Surrenders...........  (199,459) (1,083,395)   (46,133)    (38,542)     (44,578)
   Cost of insurance and
    administrative
    expenses............    (2,313)     (4,489)      (698)       (803)      (1,006)
 Transfers (to) from the
  Guarantee Account.....   878,507   1,448,793    291,977     130,273      346,955
 Interfund transfers....   313,281    (525,766)    35,416    (130,050)    (259,466)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,162,419   4,252,460    496,989      27,508      275,236
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1998...... 5,187,559   9,232,947  1,425,134     641,918    1,753,483
                         ---------  ----------  ---------    --------    ---------
From capital
 transactions:
 Net premiums........... 1,370,969  10,416,167    205,390      75,458       76,678
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (30,271)   (277,340)   (16,416)     (3,637)      (7,735)
   Surrenders...........  (313,331) (4,042,604)   (90,526)    (19,183)    (118,250)
   Cost of insurance and
    administrative
    expenses............    (3,902)     (8,097)    (1,063)       (429)      (1,038)
 Transfers (to) from the
  Guarantee Account..... 1,648,875   1,088,704    382,126      89,711      159,941
 Interfund transfers....    95,311  (2,417,319)   (20,461)    (47,864)    (453,435)
                         ---------  ----------  ---------    --------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 2,767,651   4,759,511    459,050      94,056     (343,839)
                         ---------  ----------  ---------    --------    ---------
Units outstanding at
 December 31, 1999...... 7,955,210  13,992,458  1,884,184     735,974    1,409,644
                         =========  ==========  =========    ========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                               GE Investments Funds, Inc. (continued)
                         -------------------------------------------------------
                         Global     Value                 U.S.        Premier
                         Income    Equity     Income     Equity    Growth Equity
                          Fund      Fund       Fund       Fund         Fund
Type II Units:           -------  ---------  ---------  ---------  -------------
Units outstanding at
 December 31, 1997......  79,290    730,616    903,249        --          --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  52,447    651,133    162,212     86,729         --
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (1,696)    (5,856)       --          --
   Surrenders...........  (2,877)  (104,573)   (49,209)      (787)        --
   Cost of insurance and
    administrative
    expenses............     (81)      (689)      (703)       (16)        --
 Transfers (to) from the
  Guarantee Account.....  83,494    607,675    345,204     51,261         --
 Interfund transfers....  73,722    257,534    529,843     43,108         --
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions........... 206,705  1,409,384    981,491    180,295         --
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1998...... 285,995  2,140,000  1,884,740    180,295         --
                         -------  ---------  ---------  ---------     -------
From capital
 transactions:
 Net premiums...........  21,353    458,276    312,773    715,249     386,311
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......     --      (2,410)   (15,900)    (3,000)       (383)
   Surrenders...........  (6,818)  (146,114)  (111,572)   (22,241)     (5,342)
   Cost of insurance and
    administrative
    expenses............     (88)    (1,590)    (1,338)      (359)        (82)
 Transfers (to) from the
  Guarantee Account.....  82,304    546,156    729,550    557,143     145,917
 Interfund transfers.... (91,015)    17,474    (68,521)   186,174     276,540
                         -------  ---------  ---------  ---------     -------
Net increase (decrease)
 in units from capital
 transactions...........   5,736    871,792    844,992  1,432,966     802,961
                         -------  ---------  ---------  ---------     -------
Units outstanding at
 December 31, 1999...... 291,731  3,011,792  2,729,732  1,613,261     802,961
                         =======  =========  =========  =========     =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                          ---------------------------------------------------------
                                     Aggressive    Capital      High      Multiple
                            Bond       Growth    Appreciation  Income    Strategies
                           Fund/VA    Fund/VA      Fund/VA     Fund/VA    Fund/VA
Type II Units:            ---------  ----------  ------------ ---------  ----------
Units outstanding at De-
 cember 31, 1997........    994,017  3,176,448    2,462,359   2,934,974  1,200,126
                          ---------  ---------    ---------   ---------  ---------
From capital transac-
 tions:
 Net premiums...........    270,558    267,347      407,290     416,094    182,920
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (14,333)   (18,426)     (19,533)    (24,017)   (11,769)
   Surrenders...........    (74,631)  (147,815)    (120,149)   (177,425)   (74,629)
   Cost of insurance and
    administrative
    expenses............       (785)    (2,506)      (1,908)     (2,036)      (993)
 Transfers (to) from the
  Guarantee Account.....    382,347    343,625      410,907     621,713    292,547
 Interfund transfers....    419,337   (505,666)    (126,117)    (49,276)   (29,622)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    982,493    (63,441)     550,490     785,053    358,454
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1998......  1,976,510  3,113,007    3,012,849   3,720,027  1,558,580
                          ---------  ---------    ---------   ---------  ---------
From capital
 transactions:
 Net premiums...........    261,544    114,559      235,472     187,738     66,844
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......    (20,072)   (17,306)     (18,769)    (20,088)    (7,328)
   Surrenders...........   (114,443)  (173,315)    (149,959)   (247,870)   (82,238)
   Cost of insurance and
    administrative
    expenses............     (1,229)    (1,900)      (1,972)     (2,515)      (972)
 Transfers (to) from the
  Guarantee Account.....    611,535    110,666      286,238     480,849    153,230
 Interfund transfers....   (182,535)  (211,744)    (130,872)   (325,227)  (183,302)
                          ---------  ---------    ---------   ---------  ---------
Net increase (decrease)
 in units from capital
 transactions...........    554,800   (179,040)     220,138      72,887    (53,766)
                          ---------  ---------    ---------   ---------  ---------
Units outstanding at
 December 31, 1999......  2,531,310  2,933,967    3,232,987   3,792,914  1,504,814
                          =========  =========    =========   =========  =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Variable Insurance Products       Variable Insurance      Variable Insurance
                                       Fund                   Products Fund II        Products Fund III
                          --------------------------------  ---------------------  ------------------------
                           Equity -                           Asset                Growth &      Growth
                            Income     Growth    Overseas    Manager   Contrafund   Income    Opportunities
                          Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type II Units:            ----------  ---------  ---------  ---------  ----------  ---------  -------------
Units outstanding at De-
 cember 31, 1997........  10,074,173  3,614,598  1,762,588  2,678,933   8,595,677    976,086    1,049,540
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital transac-
 tions:
 Net premiums...........   1,114,775    299,241     60,690    252,836   1,051,752    918,372      716,944
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (77,675)   (28,379)   (10,651)   (17,250)    (51,811)   (49,171)      (7,825)
   Surrenders...........    (485,863)  (150,297)   (67,437)  (134,438)   (317,883)   (60,159)     (69,582)
   Cost of insurance and
    administrative
    expenses............      (7,075)    (2,366)    (1,208)    (1,548)     (6,665)    (1,024)      (1,197)
 Transfers (to) from the
  Guarantee Account.....   1,227,043    185,849     81,221    283,280   1,100,294    688,392      768,665
 Interfund transfers....    (509,932)  (100,385)  (208,247)   114,498    (285,564)   371,319      502,246
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,261,273    203,663   (145,632)   497,378   1,490,123  1,867,729    1,909,251
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1998......  11,335,446  3,818,261  1,616,956  3,176,311  10,085,800  2,843,815    2,958,791
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
From capital
 transactions:
 Net premiums...........     508,048    671,122     32,780    212,839   1,125,622  1,010,227      984,520
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......     (52,314)   (14,943)    (6,271)   (20,795)    (42,873)   (21,323)     (17,744)
   Surrenders...........    (641,881)  (252,347)   (52,978)  (208,601)   (526,069)  (166,818)    (170,732)
   Cost of insurance and
    administrative
    expenses............      (7,133)    (2,405)      (621)    (2,033)     (6,316)    (2,437)      (2,365)
 Transfers (to) from the
  Guarantee Account.....     782,737    434,475     31,394    356,995   1,034,910  1,417,083      988,048
 Interfund transfers....    (961,326)   106,554    (95,733)  (153,115)    (48,944)   (28,808)      25,506
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........    (371,869)   942,456    (91,429)   185,290   1,536,330  2,207,924    1,807,233
                          ----------  ---------  ---------  ---------  ----------  ---------    ---------
Units outstanding at
 December 31, 1999......  10,963,577  4,760,717  1,525,527  3,361,601  11,622,130  5,051,739    4,766,024
                          ==========  =========  =========  =========  ==========  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                                                     PBHG Insurance Series
                           Federated Insurance Series        Alger American Fund           Fund, Inc.
                         --------------------------------  ------------------------  ------------------------
                         American      High                    Small                 PBHG Large      PBHG
                          Leaders   Income Bond  Utility   Capitalization  Growth    Cap Growth   Growth II
                          Fund II     Fund II    Fund II     Portfolio    Portfolio   Portfolio   Portfolio
Type II Units:           ---------  ----------- ---------  -------------- ---------  -----------  -----------
Units outstanding at
 December 31, 1997...... 2,056,691   1,886,887  1,325,701    5,645,458    4,380,186     346,833       576,010
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
Net premiums............ 1,050,794     473,760    292,385      543,439      690,044     168,982       126,932
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (44,621)    (24,952)   (12,603)     (35,528)     (33,911)     (3,311)      (11,165)
   Surrenders...........  (111,859)   (152,690)   (73,103)    (238,113)    (227,269)    (33,291)      (36,248)
   Cost of insurance and
    administrative
    expenses............    (2,136)     (1,284)    (1,163)      (4,762)      (3,266)       (404)         (590)
 Transfers (to) from the
  Guarantee Account.....   942,089     803,434    316,103      719,382      587,070     148,909       227,092
 Interfund transfers....    64,125      (7,464)   103,595     (547,462)     212,429      68,319       (42,435)
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions........... 1,898,392   1,090,804    625,214      436,956    1,225,097     349,204       263,586
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1998...... 3,955,083   2,977,691  1,950,915    6,082,414    5,605,283     696,037       839,596
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
From capital
 transactions:
 Net premiums...........   435,360     341,570    266,112      402,251    1,791,980      90,269       153,521
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......   (12,111)    (15,026)   (29,633)     (26,201)     (52,245)     (5,995)       (1,861)
   Surrenders...........  (247,366)   (162,671)  (112,310)    (332,834)    (428,283)    (93,949)      (65,505)
   Cost of insurance and
    administrative
    expenses............    (3,320)     (1,784)    (1,448)      (3,705)      (3,739)       (434)         (487)
 Transfers (to) from the
  Guarantee Account.....   814,778     708,367    535,523      475,632    1,181,832     110,416        96,030
 Interfund transfers....  (387,724)   (472,042)  (125,174)    (286,721)     488,665      14,787       221,114
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Net increase (decrease)
 in units from capital
 transactions...........   599,617     398,414    533,070      228,422    2,978,210     115,094       402,812
                         ---------   ---------  ---------    ---------    ---------   ---------   -----------
Units outstanding at
 December 31, 1999...... 4,554,700   3,376,105  2,483,985    6,310,836    8,583,493     811,131     1,242,408
                         =========   =========  =========    =========    =========   =========   ===========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                                        Janus Aspen Series
                         --------------------------------------------------------------------------------------
                         Aggressive               Worldwide               Flexible   International   Capital
                           Growth       Growth      Growth     Balanced    Income       Growth     Appreciation
                          Portfolio   Portfolio   Portfolio   Portfolio   Portfolio    Portfolio    Portfolio
Type II Units:           -----------  ----------  ----------  ----------  ---------  ------------- ------------
Units outstanding at
 December 31, 1997......   3,442,667   7,270,898  10,111,685   2,804,435    869,089    3,001,600      163,550
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........   8,584,230     859,963   1,450,914   1,375,800    279,606      441,888      430,714
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......  (1,210,219)    (49,261)    (36,063)    (37,836)    (1,075)     (22,070)      (3,280)
   Surrenders...........  (5,336,460)   (293,814)   (402,150)   (191,342)   (44,562)     (83,852)     (38,646)
   Cost of insurance and
    administrative
    expenses............     (83,426)     (5,694)     (7,564)     (2,568)      (846)      (2,512)        (341)
 Transfers (to) from the
  Guarantee Account.....   8,351,873     854,937   1,487,450   1,386,720    485,989      655,579      289,248
 Interfund transfers.... (10,259,970)    190,192     (49,539)    724,982    322,950     (134,423)     653,113
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........      46,028   1,556,323   2,443,048   3,255,756  1,042,062      854,610    1,330,808
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1998......   3,488,695   8,827,221  12,554,733   6,060,191  1,911,151    3,856,210    1,494,358
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
From capital
 transactions:
 Net premiums...........     638,515   1,601,777   1,366,984   2,443,910    407,985      403,321    2,091,905
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      (7,927)    (51,477)    (70,333)    (56,072)   (15,328)     (13,648)     (26,724)
   Surrenders...........    (177,407)   (468,271)   (691,964)   (481,019)  (152,834)    (118,139)    (153,401)
   Cost of insurance and
    administrative
    expenses............      (1,613)     (5,722)     (8,181)     (5,586)    (1,366)      (2,208)      (1,683)
 Transfers (to) from the
  Guarantee Account.....     304,246   1,198,630   1,538,151   3,543,222  1,004,702      411,856    1,373,095
 Interfund transfers....     823,090     599,116    (110,536)    947,079     18,560      190,955    1,630,334
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions...........   1,578,904   2,874,053   2,024,121   6,391,534  1,261,719      872,137    4,913,526
                         -----------  ----------  ----------  ----------  ---------    ---------    ---------
Units outstanding at
 December 31, 1999......   5,067,599  11,701,274  14,578,854  12,451,725  3,172,870    4,728,347    6,407,884
                         ===========  ==========  ==========  ==========  =========    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                                   Variable         Salomon Brothers Variable
                                Insurance Trust         Series Fund Inc.
                               ------------------  ---------------------------
                               Growth
                                 and     Mid Cap   Strategic            Total
                               Income     Value      Bond    Investors Return
                                Fund      Fund       Fund      Fund     Fund
Type II Units:                 -------  ---------  --------- --------- -------
Units outstanding at December
 31, 1997.....................     --         --        --        --       --
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 205,860    187,855       --        811   15,933
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --         --        --        --       --
  Surrenders..................  (4,646)    (4,160)      --        --        (2)
  Cost of insurance and
   administrative expenses....     (13)        (9)    1,466       --       --
 Transfers (to) from the
  Guarantee Account........... 104,669    147,037     8,628        52    1,350
 Interfund transfers.......... 123,066     14,810       --        --     8,634
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1998..................... 428,936    345,533    10,094       863   25,915
                               -------  ---------   -------   -------  -------
From capital transactions:
 Net premiums................. 136,381    275,911    87,824    38,147   63,047
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............     --      (1,270)   (1,085)      --       --
  Surrenders.................. (29,344)   (30,281)   (3,421)     (962)  (1,857)
  Cost of insurance and
   administrative expenses....    (460)      (479)      (43)       (6)     (80)
 Transfers (to) from the
  Guarantee Account........... 265,191    332,699   101,045    24,576   86,095
 Interfund transfers.......... (20,938)   234,275    51,365    49,316    2,424
                               -------  ---------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions................. 350,830    810,855   235,685   111,071  149,629
                               -------  ---------   -------   -------  -------
Units outstanding at December
 31, 1999..................... 779,766  1,156,388   245,779   111,934  175,544
                               =======  =========   =======   =======  =======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                         GE Investments Funds, Inc.
                         -------------------------------------------------------------
                          S&P 500                   Total                  Real Estate
                           Index    Money Market   Return    International Securities
                           Fund         Fund        Fund      Equity Fund     Fund
Type III Units:          ---------  ------------  ---------  ------------- -----------
Units outstanding at
 December 31, 1998......       --           --          --          --           --
                         ---------  -----------   ---------     -------      -------
From capital
 transactions:
 Net premiums........... 6,802,805   26,606,289   1,215,947     145,060       95,069
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......   (12,776)    (144,732)        --          --           --
   Surrenders...........   (58,579)    (148,000)    (18,907)       (644)      (3,611)
 Transfers (to) from the
  Guarantee Account.....   150,344       82,774      21,136       4,164        6,696
 Interfund transfers....   940,109  (13,692,527)     87,529      30,883        9,648
                         ---------  -----------   ---------     -------      -------
Net increase (decrease)
 in units from capital
 transactions........... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         ---------  -----------   ---------     -------      -------
Units outstanding at
 December 31, 1999...... 7,821,903   12,703,804   1,305,705     179,463      107,802
                         =========  ===========   =========     =======      =======

                                    GE Investments Funds, Inc. (continued)
                                   --------------------------------------------
                                     Value               U.S.        Premier
                                    Equity    Income    Equity    Growth Equity
                                     Fund      Fund      Fund         Fund
Type III Units:                    ---------  -------  ---------  -------------
Units outstanding at December 31,
 1998.............................       --       --         --           --
                                   ---------  -------  ---------    ---------
From capital transactions:
 Net premiums..................... 1,036,116  314,012  1,220,973      936,093
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits..................    (6,042)  (2,147)      (973)         --
  Surrenders......................   (17,768)  (6,141)   (11,217)      (6,629)
 Transfers (to) from the Guarantee
  Account.........................    22,379    6,119     13,194       26,808
 Interfund transfers..............   133,571  121,853    220,867      424,162
                                   ---------  -------  ---------    ---------
Net increase (decrease) in units
 from capital transactions........ 1,168,256  433,696  1,442,844    1,380,434
                                   ---------  -------  ---------    ---------
Units outstanding at December 31,
 1999............................. 1,168,256  433,696  1,442,844    1,380,434
                                   =========  =======  =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Oppenheimer Variable Account Funds
                            ----------------------------------------------------
                                     Aggressive   Capital     High     Multiple
                             Bond      Growth   Appreciation Income   Strategies
                            Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type III Units:             -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998........      --        --           --        --        --
                            -------   -------    ---------   -------   -------
From capital transactions:
 Net premiums.............  598,416   593,660      986,033   879,869   293,357
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.........  (24,269)   (3,451)      (1,032)   (1,416)      --
   Surrenders.............  (13,660)  (10,533)     (15,060)   (8,322)   (2,950)
 Transfers (to) from the
  Guarantee Account.......   30,987    12,469       29,811    23,655     5,153
 Interfund transfers......   99,491   302,111      214,622    29,413    10,265
                            -------   -------    ---------   -------   -------
Net increase (decrease) in
 units from capital
 transactions.............  690,965   894,256    1,214,374   923,199   305,825
                            -------   -------    ---------   -------   -------
Units outstanding at
 December 31, 1999........  690,965   894,256    1,214,374   923,199   305,825
                            =======   =======    =========   =======   =======

                          Variable Insurance Products     Variable Insurance     Variable Insurance
                                     Fund                  Products Fund II       Products Fund III
                         ------------------------------- --------------------  ------------------------
                         Equity -                          Asset               Growth &      Growth
                          Income     Growth    Overseas   Manager  Contrafund   Income    Opportunities
                         Portfolio  Portfolio  Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type III Units:          ---------  ---------  --------- --------- ----------  ---------  -------------
Units outstanding at
 December 31, 1998......       --         --        --        --         --          --           --
                         ---------  ---------   -------   -------  ---------   ---------    ---------
From capital
 transactions:
 Net premiums........... 2,911,113  5,455,784   342,131   655,968  4,350,101   1,863,827    1,517,495
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........    (1,168)   (10,565)      --        --      (7,525)     (1,287)      (1,320)
  Surrenders............   (35,105)   (64,018)   (7,322)  (11,671)   (25,586)    (35,107)     (10,269)
 Transfers (to) from the
  Guarantee Account.....    76,560     94,771     1,189    13,510    129,791      66,596       72,775
 Interfund transfers....   252,253  1,085,738    52,069   119,705    765,205     184,950      130,481
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         ---------  ---------   -------   -------  ---------   ---------    ---------
Units outstanding at
 December 31, 1999...... 3,203,653  6,561,710   388,067   777,512  5,211,986   2,078,979    1,709,162
                         =========  =========   =======   =======  =========   =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                          Federated Insurance Series       Alger American Fund
                         ------------------------------  ------------------------
                         American      High                  Small
                          Leaders   Income Bond Utility  Capitalization  Growth
                          Fund II     Fund II   Fund II    Portfolio    Portfolio
Type III Units:          ---------  ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998......       --         --        --           --           --
                         ---------    -------   -------    ---------    ---------
From capital
 transactions:
 Net premiums........... 1,215,352    684,526   421,560      998,630    4,680,722
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits.......       --      (2,079)     (120)      (1,650)     (35,922)
   Surrenders...........    (9,777)   (12,146)   (8,023)      (4,078)     (43,905)
 Transfers (to) from the
  Guarantee Account.....    38,379     45,896    15,150       18,113       66,471
 Interfund transfers....  (129,411)    82,989    63,004      149,741      709,788
                         ---------    -------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         ---------    -------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 1,114,543    799,186   491,571    1,160,756    5,377,154
                         =========    =======   =======    =========    =========

                                                      Janus Aspen Series
                         ---------------------------------------------------------------------------------
                         Aggressive             Worldwide             Flexible  International   Capital
                           Growth     Growth     Growth    Balanced    Income      Growth     Appreciation
                         Portfolio   Portfolio  Portfolio  Portfolio  Portfolio   Portfolio    Portfolio
Type III Units:          ----------  ---------  ---------  ---------  --------- ------------- ------------
Units outstanding at
 December 31, 1998......       --          --         --         --        --           --           --
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
From capital transac-
 tions:
 Net premiums........... 3,433,215   6,733,050  4,679,934  6,431,170   572,513      863,953    6,946,766
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......    (8,849)     (7,911)    (2,840)    (2,310)      --        (3,678)     (45,793)
   Surrenders...........   (31,999)    (80,226)   (40,954)   (74,010)  (18,968)     (11,168)     (66,978)
 Transfers (to) from the
  Guarantee Account.....    44,684     140,668    134,338    185,544     2,662       21,060       97,938
 Interfund transfers.... 1,344,419   1,493,334  1,019,353    664,637    49,863      380,948    1,141,405
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Net increase (decrease)
 in units from capital
 transactions........... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         ---------   ---------  ---------  ---------   -------    ---------    ---------
Units outstanding at
 December 31, 1999...... 4,781,470   8,278,915  5,789,831  7,205,031   606,070    1,251,115    8,073,338
                         =========   =========  =========  =========   =======    =========    =========

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                 Goldman Sachs
                               Variable Insurance   Salomon Brothers Variable
                                     Trust              Series Fund Inc.
                               ------------------  ---------------------------
                               Growth and Mid Cap  Strategic   Total
                                 Income    Value     Bond    Investors Return
                                  Fund     Fund      Fund      Fund     Fund
Type III Units:                ---------- -------  --------- --------- -------
Units outstanding at December
 31, 1998.....................      --        --        --        --       --
                                -------   -------   -------   -------  -------
From capital transactions:
 Net premiums.................  179,877   448,554   166,205   164,131  100,325
 Transfers (to) from the
  general account of GE Life &
  Annuity:
  Death benefits..............      --     (3,176)      --        --       --
  Surrenders..................   (3,320)   (4,186)   (6,562)   (1,317)    (577)
 Transfers (to) from the
  Guarantee Account...........    9,236    20,162     4,931     9,264    2,093
 Interfund transfers..........   18,805    21,492    59,307    15,033   16,015
                                -------   -------   -------   -------  -------
Net increase (decrease) in
 units from capital
 transactions.................  204,598   482,846   223,881   187,111  117,856
                                -------   -------   -------   -------  -------
Units outstanding at December
 31, 1999.....................  204,598   482,846   223,881   187,111  117,856
                                =======   =======   =======   =======  =======

                                     GE Investments Funds, Inc.
                         ------------------------------------------------------
                         S&P 500    Money     Total   International Real Estate
                          Index     Market    Return     Equity     Securities
                          Fund       Fund      Fund       Fund         Fund
Type IV Units:           -------  ----------  ------  ------------- -----------
Units outstanding at
 December 31, 1998......     --          --      --         --           --
                         -------  ----------  ------     ------       ------
From capital
 transactions:
 Net premiums........... 436,947   2,333,947  58,534     11,080        3,519
 Transfers (to) from the
  general account of GE
  Life & Annuity:
  Death benefits........     --          --      --         --           --
  Surrenders............  (1,506)    (30,516)   (465)       --           --
 Transfers (to) from the
  Guarantee Account.....   5,872         --    1,056        --           --
 Interfund transfers.... 102,301  (1,089,158) 18,954      4,120        6,968
                         -------  ----------  ------     ------       ------
Net increase (decrease)
 in units from capital
 transactions........... 543,614   1,214,273  78,079     15,200       10,487
                         -------  ----------  ------     ------       ------
Units outstanding at
 December 31, 1999...... 543,614   1,214,273  78,079     15,200       10,487
                         =======  ==========  ======     ======       ======

                                             GE Investments Funds, Inc.
                                                    (continued)
                                        ---------------------------------------
                                         Value            U.S.       Premier
                                        Equity   Income  Equity   Growth Equity
                                         Fund     Fund    Fund        Fund
Type IV Units:                          -------  ------  -------  -------------
Units outstanding at December 31,
 1998..................................     --      --       --         --
                                        -------  ------  -------     ------
 From capital transactions:
 Net premiums.......................... 130,022  53,541   76,072     61,341
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits.......................     --      --       --         --
  Surrenders...........................    (527)   (216)    (213)      (194)
 Transfers (to) from the Guarantee Ac-
  count................................   2,195     --       385        105
 Interfund transfers...................  15,650  13,753   24,662     35,583
                                        -------  ------  -------     ------
Net increase (decrease) in units from
 capital transactions.................. 147,340  67,078  100,906     96,835
                                        -------  ------  -------     ------
Units outstanding at December 31,
 1999.................................. 147,340  67,078  100,906     96,835
                                        =======  ======  =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                     Oppenheimer Variable Account Funds
                             ----------------------------------------------------
                                      Aggressive   Capital     High     Multiple
                              Bond      Growth   Appreciation Income   Strategies
                             Fund/VA   Fund/VA     Fund/VA    Fund/VA   Fund/VA
Type IV Units:               -------  ---------- ------------ -------  ----------
Units outstanding at
 December 31, 1998..........    --         --          --        --         --
                             ------     ------      ------    ------     ------
From capital transactions:
 Net premiums............... 47,460     17,619      78,714    28,067      9,815
 Transfers (to) from the
  general account of GE Life
  & Annuity:
  Death benefits............    --         --          --        --         --
  Surrenders................   (245)       (66)       (899)      (48)       --
 Transfers (to) from the
  Guarantee Account.........    --         168         --        --         152
 Interfund transfers........ (5,466)     7,029       3,613     7,839        399
                             ------     ------      ------    ------     ------
Net increase (decrease) in
 units from capital
 transactions............... 41,749     24,750      81,428    35,858     10,366
                             ------     ------      ------    ------     ------
Units outstanding at
 December 31, 1999.......... 41,749     24,750      81,428    35,858     10,366
                             ======     ======      ======    ======     ======

                                                                    Variable Insurance    Variable Insurance
                         Variable Insurance Products Fund            Products Fund II      Products Fund III
                         --------------------------------------    -------------------- -----------------------
                          Equity-                                    Asset              Growth &     Growth
                           Income        Growth       Overseas      Manager  Contrafund  Income   Opportunities
                         Portfolio     Portfolio     Portfolio     Portfolio Portfolio  Portfolio   Portfolio
Type IV Units:           -----------   -----------   ----------    --------- ---------- --------- -------------
Units outstanding at
 December 31, 1998......          --            --           --        --         --         --         --
                          -----------   -----------   ----------    ------    -------    -------     ------
From capital
 transactions:
 Net premiums...........      216,084       270,338       25,780    34,594    269,745    134,288     65,370
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......          --            --           --        --         --         --         --
   Surrenders...........         (756)       (1,836)          (2)     (134)    (1,607)      (368)      (519)
 Transfers (to) from the
  Guarantee Account.....        3,774         2,002          --        358      2,732      4,476        165
 Interfund transfers....       23,594        63,231        2,412    10,072     65,745     12,269     27,604
                          -----------   -----------   ----------    ------    -------    -------     ------
Net increase (decrease)
 in units from capital
 transactions...........      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          -----------   -----------   ----------    ------    -------    -------     ------
Units outstanding at
 December 31, 1999......      242,696       333,735       28,190    44,890    336,615    150,665     92,620
                          ===========   ===========   ==========    ======    =======    =======     ======

                      GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                           Federated Insurance Series     Alger American Fund
                          ----------------------------  ------------------------
                          American    High                  Small
                          Leaders  Income Bond Utility  Capitalization  Growth
                          Fund II    Fund II   Fund II    Portfolio    Portfolio
Type IV Units:            -------- ----------- -------  -------------- ---------
Units outstanding at
 December 31, 1998.......     --        --        --           --           --
                           ------    ------    ------       ------      -------
From capital
 transactions:
 Net premiums............  76,520    55,116    33,820       97,052      188,807
 Transfers (to) from the
  general account of
  GE Life & Annuity:
   Death benefits........     --        --        --           --           --
   Surrenders............     (68)     (345)     (210)        (852)        (828)
 Transfers (to) from the
  Guarantee Account......     --        846       --            45        3,434
 Interfund transfers.....   8,735       256     2,649        1,414       40,348
                           ------    ------    ------       ------      -------
Net increase (decrease)
 in units from capital
 transactions............  85,187    55,873    36,259       97,659      231,761
                           ------    ------    ------       ------      -------
Units outstanding at
 December 31, 1999.......  85,187    55,873    36,259       97,659      231,761
                           ======    ======    ======       ======      =======

                                                      Janus Aspen Series
                         -----------------------------------------------------------------------------
                         Aggressive           Worldwide           Flexible  International   Capital
                           Growth    Growth    Growth   Balanced   Income      Growth     Appreciation
                         Portfolio  Portfolio Portfolio Portfolio Portfolio   Portfolio    Portfolio
Type IV Units:           ---------- --------- --------- --------- --------- ------------- ------------
Units outstanding at
 December 31, 1998......      --         --        --        --       --           --           --
                          -------    -------   -------   -------   ------      -------      -------
From capital
 transactions:
 Net premiums...........  290,801    414,640   334,265   302,041   86,807       79,968      343,133
 Transfers (to) from the
  general account of GE
  Life & Annuity:
   Death benefits.......      --         --        --        --       --           --           --
   Surrenders...........     (971)    (1,895)   (1,705)   (1,671)    (692)        (353)      (1,763)
 Transfers (to) from the
  Guarantee Account.....      767      1,935     4,641     6,715    1,497           41        3,287
 Interfund transfers....  222,512     85,744    69,747    40,846    1,601       22,725       83,434
                          -------    -------   -------   -------   ------      -------      -------
Net increase (decrease)
 in units from capital
 transactions...........  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          -------    -------   -------   -------   ------      -------      -------
Units outstanding at
 December 31, 1999......  513,109    500,424   406,948   347,931   89,213      102,381      428,091
                          =======    =======   =======   =======   ======      =======      =======

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (2) Summary of Significant Accounting Policies -- Continued

                                    Goldman Sachs
                                  Variable Insurance       Salomon Brothers
                                        Trust         Variable Series Fund Inc.
                                  ------------------  --------------------------
                                  Growth and Mid Cap  Strategic   Total
                                    Income    Value     Bond    Investors Return
                                     Fund     Fund      Fund      Fund     Fund
Type IV Units:                    ---------- -------  --------- --------- ------
Units outstanding at December
 31, 1998.......................       --       --        --        --       --
                                    ------   ------    ------    ------   ------
From capital transactions:
 Net premiums...................    10,321   42,856    20,339     6,921   17,669
 Transfers (to) from the general
  account of GE Life & Annuity:
  Death benefits................       --       --        --        --       --
  Surrenders....................       --       (88)      --        (44)     --
 Transfers (to) from the
  Guarantee Account.............       --       --        --        --       --
 Interfund transfers............     4,788       41    (5,043)   (4,012)  (1,377)
                                    ------   ------    ------    ------   ------
Net increase (decrease) in units
 from capital transactions......    15,109   42,809    15,296     2,865   16,292
                                    ------   ------    ------    ------   ------
Units outstanding at December
 31, 1999.......................    15,109   42,809    15,296     2,865   16,292
                                    ======   ======    ======    ======   ======

 (d) Federal Income Taxes

  The Account is not taxed separately because the operations of the Account are part of the total operations of GE Life & Annuity. GE Life & Annuity is taxed as a life insurance company under the Internal Revenue Code (the Code). GE Life & Annuity is included in the General Electric Capital Assurance Company consolidated federal income tax return. The Account will not be taxed as a regulated investment company under subchapter M of the Code. Under existing federal income tax law, no taxes are payable on the investment income or on the capital gains of the Account.

 (e) Use of Estimates

  Financial statements prepared in conformity with generally accepted accounting principles require management to make estimates and assumptions that affect amounts and disclosures reported therein. Actual results could differ from those estimates.

(3) Related Party Transactions

  Net premiums transferred from GE Life & Annuity to the Account represent gross premiums recorded by GE Life & Annuity on its flexible premium variable deferred annuity products, less deductions retained as compensation for premium taxes. For policies issued on or after May 1, 1993, the deduction for premium taxes will be deferred until surrender. For Type I policies, during the first ten years following a premium payment, a charge of .20% of the premium payment is deducted monthly from the policy Account values to reimburse GE Life & Annuity for certain distribution expenses. In addition, a charge is imposed on full and certain partial surrenders that occur within six years of any premium payment for Type I policies, seven years for certain Type II policies, and eight years for Type III policies. These surrender charges are assessed to cover certain expenses relating to the sale of a policy. Subject to certain limitations, the charge equals 6% (or less) of the premium surrendered for Type I and Type II policies and 8% (or less) for Type III policies, depending on the time between premium payment and surrender. There is no surrender charge for Type IV policies.

  GE Life & Annuity will deduct the following charges from the policy account values to cover certain administrative expenses incurred: $30 per year for Type I policies, $25 plus 0.15% per year for Type II policies, and $25 plus 0.25% per year for both Type III and Type IV policies. For Type II, III and IV policies, the $25 charge may be waived if the account value is greater than $75,000, $10,000, and $25,000, respectively. In addition, GE Life & Annuity charges the Account for the mortality and expense risk that GE Life & Annuity assumes based on the following rates: Type I--1.15%, Type II--1.25%, Type III--1.3%, and Type IV--1.35%. Administrative expenses as well as mortality and risk charges are deducted daily and reflect the effective annual rates.

                     GE LIFE & ANNUITY SEPARATE ACCOUNT 4

                               December 31, 1999

  (3) Related Party Transactions -- Continued

  For Type III Unit Contracts, transfers from the Guarantee Account include approximately $38 million of payments made by GE Life & Annuity in the form of bonus credits during 1999.

  GE Investments Funds, Inc. (the Fund) is an open-end diversified management investment company.

  Capital Brokerage Corporation, an affiliate of GE Life & Annuity, is a Washington Corporation registered with the Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. Capital Brokerage Corporation also serves as principal underwriter for variable life insurance policies issued by GE Life & Annuity.

  GE Investment Management Incorporated (Investment Advisor), a wholly-owned subsidiary of GE, currently serves as investment advisor to GE Investments Funds, Inc. As compensation for its services, the Investment Advisor is paid an investment advisory fee by the Fund based on the average daily net assets at an effective annual rate of .35% for the S&P 500 Index Fund, .50% for the Money Market, Income Fund, and Total Return Funds, 1.00% for the International Equity Fund, .85% for the Real Estate Securities Fund, .60% for the Global Income Fund, .65% for the Value Equity and Premier Growth Equity Funds, and
 .55% for the U.S. Equity Fund.

  Certain officers and directors of GE Life & Annuity are also officers and directors of Capital Brokerage Corporation.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED FINANCIAL STATEMENTS

                               December 31, 1999
                  (With Independent Auditors' Report Thereon)

                         Independent Auditors' Report


The Board of Directors
GE Life and Annuity Assurance Company:

  We have audited the accompanying consolidated balance sheets of GE Life and Annuity Assurance Company, and subsidiary as of December 31, 1999 and 1998, and the related consolidated statements of income, shareholders' interest, and cash flows for each of the years in the three-year period ended December 31, 1999. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion of these consolidated financial statements based on our audits.

  We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

  In our opinion, the consolidated financial statements referred to above present fairly, in all material respects, the financial position of GE Life and Annuity Assurance Company and subsidiary as of December 31, 1999 and 1998, and the results of their operations and their cash flows for each of the years in the three-year period ended December 31, 1999, in conformity with generally accepted accounting principles.

  As discussed in note 15 to the consolidated financial statements, the Company changed its method of accounting for insurance-related assessments in 1999.

                                 /s/ KPMG LLP

Richmond, Virginia
January 21, 2000

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                          CONSOLIDATED BALANCE SHEETS
             (Dollar amounts in millions, except per share amounts)

                                                              December 31,
                                                           --------------------
                                                             1999       1998
                                                           ---------  ---------
Assets
Investments:
 Fixed maturities available-for-sale, at fair value....... $ 8,033.7  $ 7,022.8
 Equity securities available-for-sale, at fair value:
  Common stocks...........................................       9.2        6.1
  Preferred stocks, non-redeemable........................      23.9       48.3
 Investment in subsidiary.................................       2.6        2.6
 Mortgage loans, net of valuation allowance of $23.3 and
  $20.9 at December 31, 1999 and 1998, respectively.......     810.5      745.8
 Policy loans.............................................      58.5      204.4
 Real estate owned........................................       2.5        2.5
 Other invested assets....................................     141.5      130.8
                                                           ---------  ---------
  Total investments.......................................   9,082.4    8,163.3
                                                           ---------  ---------
Cash......................................................      21.2       11.1
Accrued investment income.................................     190.2      141.5
Deferred acquisition costs................................     482.5      282.8
Intangible assets.........................................     472.8      458.3
Reinsurance recoverable...................................      72.4       68.9
Deferred income tax asset.................................     120.3       42.1
Other assets..............................................     269.7       64.2
Separate account assets...................................   9,245.8    5,528.7
                                                           ---------  ---------
  Total Assets............................................ $19,957.3  $14,760.9
                                                           =========  =========
Liabilities and Shareholders' Interest
Liabilities:
 Future annuity and contract benefits..................... $ 9,063.0  $ 7,538.1
 Liability for policy and contract claims.................     110.7      154.2
 Other policyholder liabilities...........................     138.8      118.9
 Accounts payable and accrued expenses....................     193.3      127.2
 Separate account liabilities.............................   9,245.8    5,528.7
                                                           ---------  ---------
  Total liabilities.......................................  18,751.6   13,467.1
                                                           ---------  ---------
Shareholders' interest:
 Net unrealized investment gains (losses).................    (134.2)      57.8
                                                           ---------  ---------
 Accumulated non-owner changes in equity..................    (134.2)      57.8
 Preferred stock, Series A ($1,000 par value, $1,000 re-
  demption and liquidation value, 200,000 shares autho-
  rized, 120,000 shares issued and outstanding)...........     120.0      120.0
 Common stock ($1,000 par value, 50,000 authorized, 25,651
  shares issued and outstanding in 1999; 7,010 issued and
  outstanding, 18,641 declared but not issued in 1998)....      25.6       25.6
 Additional paid-in capital...............................   1,050.7    1,050.1
 Retained earnings........................................     143.6       40.3
                                                           ---------  ---------
  Total shareholders' interest............................   1,205.7    1,293.8
                                                           ---------  ---------
  Total Liabilities and Shareholders' Interest............ $19,957.3  $14,760.9
                                                           =========  =========

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       CONSOLIDATED STATEMENTS OF INCOME
                          (Dollar amounts in millions)

                                                    Years Ended December 31,
                                                    ---------------------------
                                                      1999     1998     1997
                                                    --------  -------- --------
Revenues:
 Net investment income............................. $  638.2  $ 574.7  $ 562.7
 Net realized investment gains.....................     12.0     29.6     19.0
 Premiums..........................................    123.9    123.1    171.8
 Cost of insurance.................................    129.0    128.5    127.2
 Variable product fees.............................     90.2     60.8     44.4
 Other income......................................     24.6     22.3     23.7
                                                    --------  -------  -------
  Total revenues...................................  1,017.9    939.0    948.8
                                                    --------  -------  -------
Benefits and expenses:
 Interest credited.................................    440.8    378.4    373.7
 Benefits and other changes in policy reserves.....    214.7    178.4    217.2
 Commissions.......................................    192.1    112.8    139.1
 General expenses..................................    124.7    111.0     92.2
 Amortization of intangibles, net..................     58.3     64.8     69.7
 Change in deferred acquisition costs, net.........   (179.1)   (74.7)  (112.6)
 Interest expense..................................      1.9      2.2      --
                                                    --------  -------  -------
  Total benefits and expenses......................    853.4    772.9    779.3
                                                    --------  -------  -------
  Income before income taxes and cumulative effect
   of accounting change............................    164.5    166.1    169.5
Provision for income taxes.........................     56.6     60.3     62.1
                                                    --------  -------  -------
  Income before cumulative effect of accounting
   change..........................................    107.9    105.8    107.4
                                                    --------  -------  -------
Cumulative effect of accounting change, net of
 tax...............................................      5.0      --       --
                                                    --------  -------  -------
  Net Income....................................... $  112.9  $ 105.8  $ 107.4
                                                    ========  =======  =======

          See accompanying notes to consolidated financial statements.

                     GE LIFE AND ANNUITY ASSURANCE COMPANY

               CONSOLIDATED STATEMENTS OF SHAREHOLDERS' INTEREST
                          (Dollar amounts in millions)

                                                        Common Stock
                            Preferred                     Declared                 Accumulated
                              Stock      Common Stock  but not Issued   Additional  Non-owner               Total
                          -------------- ------------- ---------------   Paid-In     Changes   Retained Shareholders'
                          Shares  Amount Shares Amount Shares   Amount   Capital    in Equity  Earnings   Interest
                          ------- ------ ------ ------ -------  ------  ---------- ----------- -------- -------------
Balances at December 31,
 1996...................      --    --    7,010   7.0      --     --     1,060.6       25.8       85.7     1,179.1
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       107.4       107.4
 Net unrealized gains on
  investment securities
  (a)...................      --    --      --    --       --     --         --        61.9        --         61.9
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     169.3
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (2.2)       --         --         (2.2)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1997...................      --    --    7,010   7.0      --     --     1,058.4       87.7      193.1     1,346.2
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       105.8       105.8
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --       (29.9)       --        (29.9)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                      75.9
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --      (120.0)     (120.0)
Preferred stock
 dividend...............  120,000 120.0     --    --       --     --         --         --      (120.0)        --
Common stock dividend
 declared but not
 issued.................      --    --      --    --    18,641   18.6        --         --       (18.6)        --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --        (8.3)       --         --         (8.3)
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1998...................  120,000 120.0   7,010   7.0   18,641   18.6    1,050.1       57.8       40.3     1,293.8
Changes other than
 transactions with
 shareholders:
 Net income.............      --    --      --    --       --     --         --         --       112.9       112.9
 Net unrealized losses
  on investment
  securities (a)........      --    --      --    --       --     --         --      (192.0)       --       (192.0)
                                                                                                           -------
 Total changes other
  than transactions with
  shareholders..........                                                                                     (79.1)
Cash dividend declared
 and paid...............      --    --      --    --       --     --         --         --        (9.6)       (9.6)
Common stock issued.....      --    --   18,641  18.6  (18,641) (18.6)       --         --         --          --
Adjustment to reflect
 purchase method........      --    --      --    --       --     --         0.6        --         --          0.6
                          ------- -----  ------  ----  -------  -----    -------     ------     ------     -------
Balances at December 31,
 1999...................  120,000 120.0  25,651  25.6      --     --     1,050.7     (134.2)     143.6     1,205.7
                          ======= =====  ======  ====  =======  =====    =======     ======     ======     =======

-------
(a) Presented net of deferred taxes of $72.2, $(31.1) and $(47.2) in 1999, 1998, and 1997, respectively.

          See accompanying notes to consolidated financial statements.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                     CONSOLIDATED STATEMENTS OF CASH FLOWS
                                 (In millions)

                                                 Years Ended December 31,
                                               -------------------------------
                                                 1999       1998       1997
                                               ---------  ---------  ---------
Cash flows from operating activities:
 Net income................................... $   112.9  $   105.8  $   107.4
                                               ---------  ---------  ---------
 Adjustments to reconcile net income to net
  cash provided by operating activities:
  Cost of insurance and surrender fees........    (169.5)    (171.6)    (170.7)
  Increase in future policy benefits..........     565.5      440.6      461.2
  Net realized investment gains...............     (12.0)     (29.6)     (19.0)
  Amortization of investment premiums and dis-
   counts.....................................      (1.3)      (1.3)       4.7
  Amortization of intangibles.................      58.3       64.8       69.7
  Deferred income tax expense (benefit).......      25.0       29.5       (9.6)
  Change in certain assets and liabilities:
   Decrease (increase) in:
    Accrued investment income.................     (48.6)       1.5       (5.7)
    Deferred acquisition costs................    (179.1)     (74.7)    (112.6)
    Other assets, net.........................    (200.1)     (30.3)     (14.3)
   Increase (decrease) in:
    Policy and contract claims................     (43.4)      18.0       36.4
    Other policyholder liabilities............      20.0        2.5       (0.4)
    Accounts payable and accrued expenses.....      73.8       19.6     (113.3)
                                               ---------  ---------  ---------
     Total adjustments........................      88.6      269.0      126.4
                                               ---------  ---------  ---------
     Net cash provided by operating activi-
      ties....................................     201.5      374.8      233.8
                                               ---------  ---------  ---------
Cash flows from investing activities:
 Proceeds from sales and maturities of invest-
  ment securities and other invested assets...   1,702.2    2,238.0      992.3
 Principal collected on mortgage loans........     103.3      138.3       91.8
 Proceeds collected from securitization.......     145.1        --         --
 Purchase of investment securities and other
  invested assets.............................  (3,086.2)  (2,685.4)  (1,232.6)
 Mortgage loans originations and increase in
  policy loans................................    (170.4)    (212.3)    (121.5)
                                               ---------  ---------  ---------
     Net cash used in investing activities....  (1,306.0)    (521.4)    (270.0)
                                               ---------  ---------  ---------
Cash flows from financing activities:
 Proceeds from issuance of investment con-
  tracts......................................   4,717.6    2,280.0    1,961.9
 Redemption and benefit payments on investment
  contracts...................................  (3,593.4)  (2,016.2)  (1,973.4)
 Cash dividend to shareholders................      (9.6)    (120.0)       --
                                               ---------  ---------  ---------
     Net cash provided by (used in) financing
      activities..............................   1,114.6      143.8      (11.5)
                                               ---------  ---------  ---------
     Net increase (decrease) in cash and
      equivalents.............................      10.1       (2.8)     (47.7)
Cash and cash equivalents at beginning of
 year.........................................      11.1       13.9       61.6
                                               ---------  ---------  ---------
Cash and cash equivalents at end of year...... $    21.2  $    11.1  $    13.9
                                               =========  =========  =========

          See accompanying notes to consolidated financial statements.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                  NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies

 (a) Principles of Consolidation

  The accompanying consolidated financial statements include the historical operations and accounts of GE Life and Annuity Assurance Company and its subsidiary, Assigned Settlements Inc. (collectively the "Company" or "GELAAC"). All significant intercompany accounts and transactions have been eliminated in consolidation.

  Effective January 1, 1999, an affiliated company, The Harvest Life Insurance Company ("Harvest") merged into The Life Insurance Company of Virginia ("LOV") with the merged Company renamed GE Life and Annuity Assurance Company ("GELAAC"). Harvest's former parent, Federal Home Life Insurance Company ("FHLIC"), received common stock of GELAAC in exchange for its interest in Harvest. FHLIC is an indirect wholly-owned subsidiary of GE Financial Assurance Holdings, Inc. ("GEFAHI"). As the merged entities were under common control, the transaction has been accounted for similar to a pooling of interests. Accordingly, the GELAAC consolidated financial statements have been restated for the years ended December 31, 1998 and 1997 as if Harvest had been a part of LOV as of January 1, 1997.

  The majority of GELAAC's outstanding common stock is owned by General Electric Capital Assurance Company ("GECA"). GECA is a wholly-owned subsidiary of GEFAHI, which is an indirect wholly-owned subsidiary of General Electric Capital Corporation ("GECC"). GECC is an indirect wholly-owned subsidiary of General Electric Company.

 (b) Basis of Presentation

  The accompanying consolidated financial statements have been prepared on the basis of generally accepted accounting principles ("GAAP") for insurance companies, which vary in several respects from accounting practices prescribed or permitted by the Insurance Commissioner of the state where the Company is domiciled. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and related disclosures. Actual results could differ from those estimates.

 (c) Products

  The Company's product offerings are divided along two major segments of consumer needs: (i) Wealth Accumulation and Transfer and (ii) Lifestyle Protection and Enhancement.

  The Company's principal product lines under the Wealth Accumulation and Transfer segment are (i) annuities (deferred and immediate; either fixed or variable); (ii) life insurance (universal, ordinary and group), (iii) guaranteed investment contracts ("GICs") including funding agreements and (iv) mutual funds. Wealth Accumulation and Transfer products are used by customers as vehicles for accumulating wealth, often on a tax-deferred basis, transferring wealth to beneficiaries, or providing a means to replace the insured's income in the event of premature death. The Company's distribution of Wealth Accumulation and Transfer products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  The Company's principal product lines under the Lifestyle Protection and Enhancement segment are (i) long-term care insurance and (ii) supplemental accident and health insurance. Lifestyle Protection and Enhancement products are used by customers as vehicles to protect their income and assets from the adverse economic impacts of significant health care costs or other unanticipated events that cause temporary or permanent loss of earnings capabilities (including the ability to repay certain indebtedness). The Company's distribution of Lifestyle Protection and Enhancement products is accomplished through two distribution methods: (i) intermediaries and (ii) career or dedicated sales forces.

  Approximately 17%, 20% and 27% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the South Atlantic region of the United States, and approximately 17%, 27% and 13% of premium and annuity consideration collected, in 1999, 1998, and 1997, respectively, came from customers residing in the Mid-Atlantic region of the United States.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(1) Summary of Significant Accounting Policies -- Continued

  Although the Company markets its products through numerous distributors, approximately 28%, 20% and 19% of the Company's sales in 1999, 1998, and 1997, respectively, have been through two specific national stockbrokerage firms (part of the Wealth Accumulation and Transfer segment.) Loss of all or a substantial portion of the business provided by these stockbrokerage firms could have a material adverse effect on the business and operations of the Company. The Company does not believe, however, that the loss of such business would have a long-term adverse effect because of the Company's competitive position in the marketplace and the availability of business from other distributors.

 (d) Revenues

  Investment income is recorded when earned. Realized investment gains and losses are calculated on the basis of specific identification. Premiums on long-duration insurance products are recognized as earned when due or, in the case of life contingent immediate annuities, when the contracts are issued. Premiums received under annuity contracts without significant mortality risk and premiums received on universal life products are not reported as revenues but as future annuity and contract benefits. Cost of insurance is charged to universal life policyholders based upon at risk amounts, and is recognized as revenue when due. Variable product fees are charged to variable annuity and variable life policyholders based upon the daily net assets of the policyholders' account values, and are recognized as revenue when charged. Other income consists primarily of surrender charges on certain policies. Surrender charges are recognized as income when the policy is surrendered.

 (e) Investments

  The Company has designated its fixed maturities (bonds, notes, mortgage-backed securities, asset-backed securities, and redeemable preferred stock) and equity securities (common and non-redeemable preferred stock) as available-for-sale. The fair value for fixed maturities and equity securities is based on individual quoted market prices, where available. For fixed maturities not actively traded, fair values are estimated using values obtained from independent pricing services or, in the case of private placements, are estimated by discounting expected future cash flows using a current market rate applicable to the credit quality, call features and maturity of the investments, as applicable.

   Changes in the market values of investments available-for-sale, net of the effect on deferred policy acquisition costs, present value of future profits and deferred federal income taxes are reflected as unrealized investment gains or losses and, accordingly, have no effect on net income, but are shown as a separate component of accumulated non-owner changes in equity in the consolidated statements of shareholders' interest. Unrealized losses that are considered other than temporary are recognized in earnings through an adjustment to the amortized cost basis of the underlying securities. Additionally, reserves for mortgage loans and certain other long-term investments are established based on an evaluation of the respective investment portfolio, past credit loss experience, and current economic conditions. Writedowns and the change in reserves are included in realized investment gains and losses in the consolidated statements of income. In general, the Company ceases to accrue investment income when interest or dividend payments are 90 days in arrears.

  Investment income on mortgage-backed and asset-backed securities is initially based upon yield, cash flow and prepayment assumptions at the date of purchase. Subsequent revisions in those assumptions are recorded using the retrospective method, whereby the amortized cost of the securities is adjusted to the amount that would have existed had the revised assumptions been in place at the date of purchase. The adjustments to amortized cost are recorded as a charge or credit to investment income. Realized gains and losses are accounted for on the specific identification method.

  Mortgage loans and policy loans are carried at their unpaid principal balance, net of allowances for estimated uncollectible amounts. Short-term investments are carried at amortized cost which approximates fair value. Equity securities are carried at fair value. Investments in limited partnerships are accounted for under the equity method of accounting. Real estate is carried generally at cost less accumulated depreciation. Other long-term investments are carried generally at amortized cost.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

  Under certain securities lending transactions, the Company requires the borrower provide collateral, consisting primarily of cash and government securities, on a daily basis, in amounts equal to or exceeding 102% of the market value of the applicable securities loaned.

 (f) Deferred Acquisition Costs

  Acquisition costs include costs and expenses which vary with and are primarily related to the acquisition of insurance and investment contracts.

  Deferred acquisition costs include first-year commissions in excess of recurring renewal commissions, certain solicitation and printing costs, and certain support costs such as underwriting and policy issue expenses. For investment and universal life type contracts, amortization is based on the present value of anticipated gross profits from investments, interest credited, surrender and other policy charges, and mortality and maintenance expenses. Amortization is adjusted retroactively when current or estimates of future gross profits to be realized are revised. For other long-duration insurance contracts, the acquisition costs are amortized in relation to the estimated benefit payments or the present value of expected future premiums.

  Deferred acquisition costs are reviewed to determine if they are recoverable from future income, including investment income, and, if not considered recoverable, are charged to expense.

 (g) Intangible Assets

   Present Value of Future Profits -- In conjunction with the acquisition of the Company, a portion of the purchase price was assigned to the right to receive future gross profits arising from existing insurance and investment contracts. This intangible asset, called present value of future profits
(PVFP), represents the actuarially determined present value of the projected future cash flows from the acquired policies.

   Goodwill -- Goodwill is amortized over a period of 20 years on the straight-line method. Goodwill in excess of associated expected operating cash flows is considered to be impaired and is written down to fair value. No such write-downs have occurred.

 (h) Federal Income Taxes

  Deferred income taxes have been provided for the effects of temporary differences between financial reporting and tax bases of assets and liabilities and have been measured using the enacted marginal tax rates and laws that are currently in effect.

 (i) Reinsurance

  Premium revenue, benefits, underwriting, acquisition and insurance expenses are reported net of the amounts relating to reinsurance ceded to other companies. Amounts due from reinsurers for incurred future claims are reflected in the reinsurance recoverable asset. The cost of reinsurance is accounted for over the terms of the related treaties using assumptions consistent with those used to account for the underlying reinsured policies.

 (j) Future Annuity and Contract Benefits

  Future annuity and contract benefits consist of the liability for investment contracts, insurance contracts and accident and health contracts. Investment contract liabilities are generally equal to the policyholder's current account value. The liability for insurance and accident and health contracts is calculated based upon actuarial assumptions as to mortality, morbidity, interest, expense and withdrawals, with experience adjustments for adverse deviation where appropriate.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(1) Summary of Significant Accounting Policies -- Continued

 (k) Liability for Policy and Contract Claims

  The liability for policy and contract claims represents the amount needed to provide for the estimated ultimate cost of settling claims relating to insured events that have occurred on or before the end of the respective reporting period. The estimated liability includes requirements for future payments of
(a) claims that have been reported to the insurer, and (b) claims related to insured events that have occurred but that have not been reported to the insurer as of the date the liability is estimated.

 (l) Separate Account Assets and Liabilities

  The separate account assets and liabilities represent funds held for the exclusive benefit of the variable annuity and variable life contract owners. The Company receives mortality risk fees and administration charges from the variable mutual fund portfolios. The separate account assets are carried at fair value and are equivalent to the liabilities that represent the policyholders' equity in those assets.

  The Company has periodically transferred capital to the separate accounts to provide for the initial purchase of investments in new mutual fund portfolios. As of December 31, 1999, approximately $44.3 of the Company's other invested assets related to its capital investments in the separate accounts.

 (m) Interest Rate Risk Management

  As a matter of policy, the Company does not engage in derivatives trading, market-making or other speculative activities.

  The Company uses interest rate floors primarily to minimize risk on investment contracts with minimum guaranteed interest rates. The Company requires all interest rate floors to be designated and accounted for as hedges of specific assets, liabilities or committed transactions; resulting payments and receipts are recognized contemporaneously with effects of hedged transactions. A payment or receipt arising from early termination of an effective hedge is accounted for as an adjustment to the basis of the hedged transaction.

  Instruments used as hedges must be effective at reducing the risk associated with the exposure being hedged and must be designated as a hedge at the inception of the contract. Accordingly, changes in market values of hedged instruments must be highly correlated with changes in market values of underlying hedges items both at inception of the hedge and over the life of the hedge contract. Any instrument designated but ineffective as a hedge is marked to market and recognized in operations immediately.

(2) Investments

 (a) General

  The sources of investment income of the Company for the years ended December 31, were as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Fixed maturities..................................... $560.1  $489.8  $477.2
   Equity securities....................................    --      4.9     7.3
   Mortgage loans.......................................   66.9    64.2    61.0
   Policy loans.........................................   14.0    14.4    13.7
   Other investments....................................    2.5     6.7     9.0
                                                         ------  ------  ------
   Gross investment income..............................  643.5   580.0   568.2
   Investment expenses..................................   (5.3)   (5.3)   (5.5)
                                                         ------  ------  ------
   Net investment income................................ $638.2  $574.7  $562.7
                                                         ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  For the years ended December 31, sales proceeds and gross realized investment gains and losses from the sales of investment securities available-for-sale were as follows:

                                                        1999     1998     1997
                                                       ------  --------  ------
   Sales proceeds..................................... $590.3  $1,330.0  $483.6
                                                       ======  ========  ======
   Gross realized investment:
    Gains.............................................   28.6      43.8    24.5
    Losses............................................  (16.6)    (14.2)   (5.5)
                                                       ------  --------  ------
   Net realized investment gains...................... $ 12.0  $   29.6  $ 19.0
                                                       ======  ========  ======

  The additional proceeds from the investments presented in the consolidated statements of cash flows result from principal collected on mortgage-backed securities, asset-backed securities, maturities, calls and sinking fund payments.

  Net unrealized gains and losses on investment securities and other invested assets classified as available-for-sale are reduced by deferred income taxes and adjustments to the present value of future profits and deferred policy acquisition costs that would have resulted had such gains and losses been realized. Net unrealized gains and losses on available-for-sale investment securities and other invested assets reflected as a separate component of shareholders' interest as of December 31, are summarized as follows:

                                                       1999     1998    1997
                                                      -------  ------  ------
Net unrealized gains/(losses) on available-for-sale
 investment securities and other invested assets
 before adjustments:
 Fixed maturities.................................... $(245.0) $138.2  $192.2
 Equity securities...................................    (0.4)    5.5    14.6
 Other invested assets...............................    (4.1)    2.3     6.4
                                                      -------  ------  ------
  Subtotal...........................................  (249.5)  146.0   213.2
                                                      -------  ------  ------
Adjustments to the present value of future profits
 and deferred acquisition costs                          43.1   (57.1)  (78.3)
Deferred income taxes................................    72.2   (31.1)  (47.2)
                                                      -------  ------  ------
  Net unrealized gains/(losses)...................... $(134.2) $ 57.8  $ 87.7
                                                      =======  ======  ======

  At December 31, the amortized cost, gross unrealized gains and losses, and fair values of the Company's fixed maturities and equity securities available-for-sale were as follows:

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1999                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturities:
U.S. government and agency...........  $    9.8    $ 0.1     $  (0.2)  $    9.7
State and municipal..................       1.5      --          --         1.5
Non-U.S. government..................       3.0      --         (0.2)       2.8
U.S. corporate.......................   4,936.3     21.4      (227.6)   4,730.1
Non-U.S. corporate...................     624.6      8.1       (17.8)     614.9
Mortgage-backed......................   1,696.5     16.9       (27.4)   1,686.0
Asset-backed.........................   1,007.0      1.5       (19.8)     988.7
                                       --------    -----     -------   --------
  Total fixed maturities.............   8,278.7     48.0      (293.0)   8,033.7
Common stocks and non-redeemable
 preferred stocks....................      33.5      1.3        (1.7)      33.1
                                       --------    -----     -------   --------
Total available-for-sale securities..  $8,312.2    $49.3     $(294.7)  $8,066.8
                                       ========    =====     =======   ========


             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

                                                   Gross      Gross
                                       Amortized unrealized unrealized   Fair
1998                                     cost      gains      losses    value
----                                   --------- ---------- ---------- --------
Fixed maturites:
U.S. government and agency...........  $   66.3    $  2.2     $ (0.1)  $   68.4
State and municipal..................       1.6       0.4        --         2.0
Non-U.S. government..................       3.0       --        (0.4)       2.6
U.S. corporate.......................   4,223.8     142.2      (54.6)   4,311.4
Non-U.S. corporate...................     314.3       6.4       (9.0)     311.7
Mortgage-backed......................   1,665.0        58         (9)   1,714.0
Asset-backed.........................     610.6       7.8       (5.7)     612.7
                                       --------    ------     ------   --------
  Total fixed maturities.............   6,884.6     217.0      (78.8)   7,022.8
Common stocks and non-redeemable
 preferred stocks....................      48.9       5.8       (0.3)      54.4
                                       --------    ------     ------   --------
Total available-for-sale securities..  $6,933.5    $222.8     $(79.1)  $7,077.2
                                       ========    ======     ======   ========

  The scheduled maturity distribution of the fixed maturity portfolio at December 31, 1999 follows. Expected maturities may differ from scheduled contractual maturities because issuers of securities may have the right to call or prepay obligations with or without call or prepayment penalties.

                                                             Amortized   Fair
                                                               Cost     Value
                                                             --------- --------
   Due in one year or less.................................. $  332.4  $  329.7
   Due one year through five years..........................  2,222.5   2,170.0
   Due five years through ten years.........................  1,663.2   1,565.5
   Due after ten years......................................  1,357.1   1,293.8
                                                             --------  --------
     Subtotals..............................................  5,575.2   5,359.0
   Mortgage-backed securities...............................  1,696.5   1,686.0
   Asset-backed securities..................................  1,007.0     988.7
                                                             --------  --------
     Totals................................................. $8,278.7  $8,033.7
                                                             ========  ========

  As required by law, the Company has investments on deposit with governmental authorities and banks for the protection of policyholders of $5.9 and $10.8 as of December 31, 1999 and 1998, respectively.

  As of December 31, 1999, approximately 26.1% and 16.1% of the Company's investment portfolio is comprised of securities issued by the manufacturing and financial industries, respectively, the vast majority of which are rated investment grade, and which are senior secured bonds. No other industry group comprises more than 10% of the Company's investment portfolio. This portfolio is widely diversified among various geographic regions in the United States, and is not dependent on the economic stability of one particular region.

  As of December 31, 1999 the Company did not hold any fixed maturity securities which exceeded 10% of shareholders' interest.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(2) Investments -- Continued

  The credit quality of the fixed maturity portfolio at December 31, follows. The categories are based on the higher of the ratings published by Standard & Poors or Moody's.

                                                     1999             1998
                                               ---------------- ----------------
                                                 Fair             Fair
                                                value   Percent  value   Percent
                                               -------- ------- -------- -------
   Agencies and treasuries.................... $  284.7    3.5% $  536.0    7.6%
   AAA/Aaa....................................  2,080.7   25.9   1,696.1   24.2
   AA/Aa......................................    461.7    5.7     415.2    5.9
   A/A........................................  1,807.5   22.5   1,388.8   19.8
   BBB/Baa....................................  2,078.2   25.9   1,980.8   28.2
   BB/Ba......................................    368.2    4.6     401.5    5.7
   B/B........................................    191.6    2.4     188.5    2.7
   CCC/Ca.....................................      0.7    0.0       --     --
   CC/Ca......................................      0.1    0.0       --     --
   Not rated..................................    760.3    9.5     415.9    5.9
                                               --------  -----  --------  -----
   Totals..................................... $8,033.7  100.0% $7,022.8  100.0%
                                               ========  =====  ========  =====

  Bonds with ratings ranging from AAA/Aaa to BBB-/Baa are generally regarded as investment grade securities. Some agencies and treasuries (that is, those securities issued by the United States government or an agency thereof) are not rated, but all are considered to be investment grade securities. Finally, some securities, such as private placements, have not been assigned a rating by any rating service and are therefore categorized as "not rated." This has neither positive nor negative implications regarding the value of the security.

  At December 31, 1999 and 1998, there were fixed maturities in default with a fair value of $1.0 and $4.5, respectively.

 (b) Mortgage and Real Estate Portfolio

  The Company's mortgage and real estate portfolio is distributed by geographic location and type. However, the Company has concentration exposures in certain regions and in certain types as shown in the following two tables.

  Geographic distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   South Atlantic..........................................   30.0%     100.0%
   Pacific.................................................   26.0        --
   East North Central......................................   15.0        --
   West South Central......................................   10.0        --
   Mountain................................................    5.0        --
   Other...................................................   14.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(2) Investments -- Continued

  Type distribution as of December 31, 1999:

                                                            Mortgage Real Estate
                                                            -------- -----------
   Office Building.........................................   22.0%       -- %
   Retail..................................................   30.0      100.0
   Industrial..............................................   23.0        --
   Apartments..............................................   15.0        --
   Other...................................................   10.0        --
                                                             -----      -----
   Totals..................................................  100.0%     100.0%
                                                             =====      =====

  "Impaired" loans are defined under generally accepted accounting principles as loans for which it is probable that the lender will be unable to collect all amounts due according to the original contractual terms of the loan agreement. That definition excludes, among other things, leases or large groups of smaller-balance homogenous loans, and therefore applies principally to the Company's commercial loans.

  Under these principles, the Company has two types of "impaired" loans as of December 31, 1999 and 1998: loans requiring allowances for losses and loans expected to be fully recoverable because the carrying amount has been reduced previously through charge-offs or deferral of income recognition ($12.5 and $11.3, respectively). There was no allowance for losses on these loans as of December 31, 1999 or 1998. Average investment in impaired loans during 1999, 1998 and 1997 was $15.0, $20.0 and $23.0 and interest income earned on these loans while they were considered impaired was $2.6, $1.8 and $2.0 for the years ended 1999, 1998 and 1997, respectively.

  The following table shows the activity in the allowance for losses during the years ended December 31:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Balance on January 1...................................... $20.9 $17.7 $21.0
   Provision charged to operations...........................   1.6   1.5   1.4
   Amounts written off, net of recoveries....................   0.8   1.7  (4.7)
                                                              ----- ----- -----
   Balance at December 31.................................... $23.3 $20.9 $17.7
                                                              ===== ===== =====

  The allowance for losses on mortgage loans at December 31, 1999 and 1998 represented 2.8% and 2.7% of gross mortgage loans, respectively.

  The Company had $4.5 and $5.6 of non-income producing mortgage loan investments as of December 31, 1999 and 1998 respectively.

(3) Deferred Acquisition Costs

  Activity impacting deferred policy acquisition costs for the years ended December 31, was as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $296.1  $221.4  $108.8
   Costs deferred.....................................  218.9   107.0   130.6
   Amortization, net..................................  (39.8)  (32.3)  (18.0)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  475.2   296.1   221.4
   Cumulative effect of net unrealized investment
    (gains) losses....................................    7.3   (13.3)  (14.8)
                                                       ------  ------  ------
   Balance at December 31............................. $482.5  $282.8  $206.6
                                                       ======  ======  ======

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(4) Intangibles

 (a) Present Value of Future Profits

  PVFP reflects the estimated fair value of the Company's life insurance business in-force and represents the portion of the cost to acquire the Company that is allocated to the value of the right to receive future cash flows from investment and insurance contracts existing at the date of acquisition. Such value is the present value of the actuarially determined projected cash flows for the acquired policies discounted at an appropriate rate.
PVFP is amortized, net of accreted interest, in a manner similar to the amortization of deferred acquisition costs. Interest accretes at rates credited to policyholders on underlying contracts. Recoverability of PVFP is evaluated periodically by comparing the current estimate of expected future gross profits to the unamortized asset balance. If such a comparison indicates that the expected gross profits will not be sufficient to recover PVFP, the difference is charged to expense.

  PVFP is further adjusted to reflect the impact of unrealized gains or losses on fixed maturities classified as available for sale in the investment portfolios. Such adjustments are not recorded in the Company's net income but rather as a credit or charge to shareholders' interest, net of applicable income tax.

  The components of PVFP are as follows:

                                                        1999    1998    1997
                                                       ------  ------  ------
   Unamortized balance -- at January 1................ $367.0  $426.9  $487.9
   Interest accreted at 7.19%, 6.25% and 6.75% for
    1999, 1998, and 1997, respectively................   21.9    24.0    28.4
   Amortization.......................................  (74.1)  (83.9)  (89.4)
                                                       ------  ------  ------
   Unamortized balance -- at December 31..............  314.8   367.0   426.9
   Cumulative effect of net unrealized investment
    (gains) losses....................................   35.8   (43.8)  (63.5)
                                                       ------  ------  ------
   Balance at December 31............................. $350.6  $323.2  $363.4
                                                       ======  ======  ======

  The estimated percentage of the December 31, 1999 balance, before the effect of unrealized investment gains or losses, to be amortized over each of the next five years is as follows:

              2000................................... 14.7%
              2001................................... 12.4
              2002................................... 10.2
              2003...................................  8.5
              2004...................................  7.2

 (b) Goodwill

  Goodwill represents the excess of purchase price over the fair value of the assets acquired, less the fair value of the liabilities assumed which has been pushed-down to the consolidated financial statements by the Company's parent. Adjustments to the purchase price related to pre-acquisition contingencies are recorded as adjustments to goodwill in the period in which they are resolved.

  At December 31, 1999 and 1998, total unamortized goodwill was $121.4 and $134.2, respectively, which is shown net of accumulated amortization and adjustments of $36.1 and $50.9 for the years ended December 31, 1999 and 1998, respectively. Goodwill amortization was $6.0, $4.9, and $8.7 for the years ending December 31, 1999, 1998 and 1997, respectively. Adjustments to goodwill totaled ($6.8), ($27.6) and ($1.9) for the years ending December 31, 1999, 1998 and 1997, respectively.

(5) Reinsurance and Claim Reserves

  GELAAC is involved in both the cession and assumption of reinsurance with other companies. Although these reinsurance agreements contractually obligate the reinsurers to reimburse the Company, they do not discharge the

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(5) Reinsurance and Claim Reserves -- Continued

Company from its primary liabilities and the Company remains liable to the extent that the reinsuring companies are unable to meet their obligations.

  In order to limit the amount of loss retention, certain policy risks are reinsured with other insurance companies. The maximum of individual ordinary life insurance normally retained by the Company on any one life policy is $1. The Company does not have significant reinsurance contracts with any one reinsurer that could have a material impact on its results of operations.

  A summary of reinsurance activity is as follows:

                                                          1999    1998    1997
                                                         ------  ------  ------
   Direct............................................... $348.0  $427.5  $412.7
   Assumed..............................................   17.9    19.2    20.7
   Ceded................................................ (113.0) (195.1) (134.4)
                                                         ------  ------  ------
   Net premiums earned.................................. $252.9  $251.6  $299.0
                                                         ------  ------  ------
   Percentage of amount assumed to net..................      7%      8%      7%
                                                         ======  ======  ======

  Due to the nature of the Company's insurance contracts, premiums earned approximate premiums written. The above premium amounts include cost of insurance charges on universal life policies.

  During 1998 and 1997, a significant portion of GELAAC's ceded premiums related to group life and health premiums. During 1998 and 1997, GELAAC was the primary carrier for the State of Virginia employees group life and health plan. By statute, GELAAC had to reinsure these risks with other Virginia domiciled companies who wished to participate.

  Incurred losses and loss adjustment expenses are net of reinsurance of $68.2, $112.4 and $85.6 for the years ended December 31, 1999, 1998 and 1997, respectively.

(6) Future Annuity and Contract Benefits

 (a) Investment Contracts

  Investment contracts are broadly defined to include contracts without significant mortality or morbidity risk. Payments received from sales of investment contracts are recognized by providing a liability equal to the current account value of the policyholder's contracts. Interest rates credited to investment contracts are guaranteed for the initial policy term with renewal rates determined as necessary by management.

 (b) Insurance Contracts

  Insurance contracts are broadly defined to include contracts with significant mortality and/or morbidity risk. The liability for future benefits of insurance contracts is the present value of such benefits based on mortality, morbidity, and other assumptions which were appropriate at the time the policies were issued or acquired. These assumptions are periodically evaluated for potential premium deficiencies. Reserves for cancelable accident and health insurance are based upon unearned premiums, claims incurred but not reported, and claims in the process of settlement. This estimate is based on the experience of the insurance industry and the Company, adjusted for current trends. Any changes in the estimated liability are reflected in income as the estimates are revised.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(6) Future Annuity and Contract Benefits -- Continued

  The following chart summarizes the major assumptions underlying the Company's recorded liabilities for future annuity and contract benefits:

                                             Mortality/                 December 31,
                              Withdrawal     Morbidity  Interest Rate -----------------
                              Assumption     Assumption  Assumption     1999     1998
                          ------------------ ---------- ------------- -------- --------
Investment Contracts....         N/A            N/A          N/A      $6,891.1 $5,416.2
Limited-payment
 Contracts..............         None            (a)       4.0-9.3%       16.3     14.4
Traditional life
 insurance contracts....  Company Experience     (b)         7.1%        380.8    381.5
Universal life-type
 contracts..............         N/A            N/A          N/A       1,730.2  1,684.7
Accident & Health.......  Company Experience     (c)       3.5-7.5%       44.6     41.3
                                                                      -------- --------
Total future annuity and
 contract benefits......                                              $9,063.0 $7,538.1
                                                                      ======== ========

-------
(a) Either the United States Population Table, 1983 Group Annuitant Mortality Table or 1983 Individual Annuitant Mortality Table.
(b) Principally modifications of the 1965-70 or 1975-80 Select and Ultimate Tables.
(c) The 1958 Commissioner's Standard Ordinary Table and 1964 modified and 1987 Commissioner's Disability Tables.

(7) Income Taxes

  GELAAC and its subsidiary have been included in the life insurance company consolidated federal income tax return of GECA and are also subject to a separate tax-sharing agreement, as approved by state insurance regulators, the provisions of which are substantially the same as the tax-sharing agreement with GE Capital. As such the Company is not at risk for income taxes nor entitled to recoveries related to post-acquisition periods.

  The total provision for income taxes at December 31, consisted of the following components:

                                                              1999  1998  1997
                                                              ----- ----- -----
   Current federal income tax provision ..................... $29.3 $29.2 $69.1
   Deferred federal income tax provision (benefit)...........  24.9  28.7  (9.5)
                                                              ----- ----- -----
     Subtotal-federal provision..............................  54.2  57.9  59.6
   Current state income tax provision .......................   2.3   1.6   2.6
   Deferred state income tax provision (benefit).............   0.1   0.8  (0.1)
                                                              ----- ----- -----
     Subtotal-state provision................................   2.4   2.4   2.5
                                                              ----- ----- -----
     Total income tax provision.............................. $56.6 $60.3 $62.1
                                                              ===== ===== =====

  The reconciliation of the federal statutory rate to the effective income tax rate at December 31, is as follows:

                                                               1999  1998  1997
                                                               ----  ----  ----
   Statutory U.S. federal income tax rate..................... 35.0% 35.0% 35.0%
   State income tax...........................................  0.5   0.5   0.5
   Non-deductible goodwill amortization.......................  1.2   1.0   1.7
   Dividends received deduction............................... (1.1) (0.2)  --
   Other, net................................................. (1.2)  --   (0.5)
                                                               ----  ----  ----
     Effective rate........................................... 34.4% 36.3% 36.7%
                                                               ====  ====  ====

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(7) Income Taxes -- Continued

  The components of the net deferred income tax asset at December 31 are as follows:

                                                                   1999   1998
                                                                  ------ ------
   Assets:
    Insurance reserve amounts.................................... $149.0 $159.5
    Investments..................................................   10.7    --
    Net unrealized investment losses on investment securities....   72.2    --
    Other........................................................   22.2    7.7
                                                                  ------ ------
     Total deferred tax assets...................................  254.1  167.2
                                                                  ------ ------
   Liabilities:
    Net unrealized investment gains on investment securities.....    --    31.1
    Investments..................................................    --    15.9
    Present value of future profits..............................   59.6   67.1
    Deferred acquisition costs...................................   74.2   11.0
                                                                  ------ ------
     Total deferred tax liabilities..............................  133.8  125.1
                                                                  ------ ------
     Net deferred income tax asset............................... $120.3 $ 42.1
                                                                  ====== ======

   Based on an analysis of the Company's tax position, management believes it is more likely than not that the results of future operations and implementation of tax planning strategies will generate sufficient taxable income enabling the Company to realize remaining deferred tax assets. Accordingly, no valuation allowance for deferred tax assets is deemed necessary.

   The Company paid $41.8, $25.6 and $70.6, for federal and state income taxes for the years ended December 31, 1999, 1998 and 1997, respectively.

(8) Related Party Transactions

   GELAAC pays investment advisory fees and other fees to affiliates. Amounts incurred for these items aggregated $14.8, $11.5 and $11.9 for the years ended December 31, 1999, 1998 and 1997, respectively. GELAAC charges affiliates for certain services and for the use of facilities and equipment which aggregated $45.1, $19.1 and $4.6, for the years ended December 31, 1999, 1998 and 1997, respectively.

   GELAAC pays interest on outstanding amounts under a credit funding agreement with GNA Corporation, the parent company of GECA. Interest expense under this agreement was $1.9 and $2.2 with no outstanding borrowings at December 31, 1999 and $64.3 outstanding at December 31, 1998.

   During 1998, GELAAC sold $18.5 of third-party preferred stock investments to an affiliate. This resulted in a gain on sale of $3.9, which is included in net realized investment gains.

(9) Commitments and Contingencies

 (a) Mortgage Loan Commitments

   GELAAC has certain investment commitments to provide fixed-rate loans. The investment commitments, which would be collateralized by related properties of the underlying investments, involve varying elements of credit and market risk. Investment commitments outstanding as of December 31, 1999 and 1998, totaled $30.8 and $75.9, respectively.

 (b) Guaranty Association Assessments

   The Company is required by law to participate in the guaranty associations of the various states in which they do business. The state guaranty associations ensure payment of guaranteed benefits, with certain restrictions, to policyholders of impaired or insolvent insurance companies by assessing all other companies involved in similar lines of business.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(9) Commitments and Contingencies -- Continued

  There are currently several unrelated insurance companies which had substantial amounts of annuity business in the process of liquidation or rehabilitation. The Company paid assessments of $.1, $3.1, and $4.6 to various state guaranty associations during 1999, 1998 and 1997, respectively. At December 31, 1999 and 1998, accounts payable and accrued expenses include $4.1 and $17.8, respectively, related to estimated future payments.

(c) Litigation

  The Company and its subsidiary are defendants in various cases of litigation considered to be in the normal course of business. The Company believes that the outcome of such litigation will not have a material effect on its financial position or results of operations.

(10) Fair Value of Financial Instruments

  The Company has no derivative financial instruments as of December 31, 1999 and 1998 other than mortgage loan commitments of $53.0 and $83.8 and interest rate floors of $13.9 and $17.2, respectively. The notional value of the interest rate floors at December 31, 1999 and 1998, was $1,800 and the floors expire from September 2003 to October 2003.

  The fair values of financial instruments presented in the applicable notes to the Company's consolidated financial statements are estimates of the fair values at a specific point in time using available market information and valuation methodologies considered appropriate by management. These estimates are subjective in nature and involve uncertainties and significant judgment in the interpretation of current market data. Therefore, the fair values presented are not necessarily indicative of amounts the Company could realize or settle currently. The Company does not necessarily intend to dispose of or liquidate such instruments prior to maturity.

  Financial instruments that, as a matter of accounting policy, are reflected in the accompanying consolidated financial statements at fair value are not included in the following disclosures. Such items include fixed maturities, equity securities and certain other invested assets. The carrying value of policy loans and short-term investments approximate fair value at both December 31, 1999 and 1998.

  At December 31, the carrying amounts and fair value of the Company's financial instruments were as follows:

                                                  1999              1998
                                            ----------------- -----------------
                                            Carrying   Fair   Carrying   Fair
                                             amount   value    amount   value
                                            -------- -------- -------- --------
   Mortgage loans.......................... $  810.5 $  819.4 $  745.8 $  828.3
   Investment type insurance contracts.....  6,891.1  6,849.8  5,416.2  5,441.8
   Interest rate floors....................     13.9      1.2     17.2     12.5

  The fair value of mortgage loans is estimated by discounting the estimated future cash flows using interest rates applicable to current loan origination, adjusted for credit risk.

  The estimated fair value of investment contracts is the amount payable on demand (cash surrender value) for deferred annuities and the net present value based on interest rates currently offered on similar contracts for non-life contingent immediate annuities. Fair value disclosures are not required for insurance contracts.

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)


(11) Restrictions on Dividends

  Insurance companies are restricted by states as to the aggregate amount of dividends they may pay to their parent in any consecutive twelve-month period without regulatory approval. Generally, dividends may be paid out of earned surplus without approval with thirty days prior written notice within certain limits. The limits are generally based on 10% of the prior year surplus (net of adjustments in some cases) and prior year statutory income (net gain from operations, net income adjusted for realized capital gains, or net investment income). Dividends in excess of the prescribed limits or the Company's earned surplus require formal state insurance commission approval. The maximum dividend payout which may be made without prior approval in 2000 is $54.2.

  On December 3, 1998, the Company received approval from the Commonwealth of Virginia for, and declared, a dividend payable in cash, preferred stock and/or common stock at the election of each shareholder. GEFAHI elected to receive cash and preferred stock and GECA elected to receive common stock. A cash dividend of $120 was paid and a Series A preferred stock dividend of $120 was issued to GEFAHI on December 15, 1998. The Series A preferred stock has a par value of $1,000 per share, is redeemable at par at the Company's election, and is not subject to call penalties. Dividends on the preferred stock are cumulative and payable semi-annually at the annual rate of 8.0% of the par value. The Series A preferred stock is not convertible into any other security of the Company, and the holders thereof have no voting rights except with respect to any proposed changes in the preferences and special rights of such stock. GECA received its dividend in the form of 18,641 shares of newly issued common stock in 1999.

(12) Supplementary Financial Data

  The Company files financial statements with state insurance regulatory authorities and the National Association of Insurance Commissioners ("NAIC") that are prepared on an accounting basis prescribed by such authorities (statutory basis). Statutory accounting practices differ from GAAP in several respects, causing differences in reported net income and shareholders' interest. Permitted statutory accounting practices encompass all accounting practices not so prescribed but that have been specifically allowed by state insurance authorities. The Company has no significant permitted accounting practices.

  At December 31, statutory net income and statutory capital and surplus is summarized below:

                                                            1999   1998   1997
                                                           ------ ------ ------
   Statutory net income................................... $ 70.8 $ 70.1 $ 80.9
   Statutory capital and surplus.......................... $542.5 $577.5 $600.0

  The NAIC adopted Risk Based Capital ("RBC") requirements to evaluate the adequacy of statutory capital and surplus in relation to risks associated with
(i) asset quality, (ii) insurance risk, (iii) interest rate risk, and (iv) other business factors. The RBC formula is designated as an early warning tool for the states to identify possible under-capitalized companies for the purpose of initiating regulatory action. In the course of operations, the Company periodically monitors its RBC level. At December 31, 1999 and 1998, the Company exceeded the minimum required RBC levels.

(13) Operating Segment Information

  The Company conducts its operations through two business segments: (1) Wealth Accumulation and Transfer, comprised of products intended to increase the policyholder's wealth, transfer wealth to beneficiaries or provide a means for replacing the income of the insured in the event of premature death, and
(2) Lifestyle Protection and Enhancement, comprised of products intended to protect accumulated wealth and income from the financial drain of unforeseen events. See Note (1)(c) for further discussion of the Company's principal product lines within these two segments.

              GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                        December 31, 1999, 1998 and 1997
             (Dollar amounts in millions, except per share amounts)


(13) Operating Segment Information -- Continued

  The following is a summary of industry segment activity for 1999, 1998 and 1997:

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1999 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   634.2       $  4.0      $   638.2
Net realized investment gains........        12.0          --            12.0
Premiums.............................        67.8         56.1          123.9
Other revenues.......................       243.6          0.2          243.8
                                        ---------       ------      ---------
  Total revenues.....................       957.6         60.3        1,017.9
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       617.0         38.5          655.5
Commissions..........................       179.7         12.4          192.1
Amortization of intangibles..........        56.2          2.1           58.3
Other operating costs and expenses...       (55.1)         2.6          (52.5)
                                        ---------       ------      ---------
  Total benefits and expenses........       797.8         55.6          853.4
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.8       $  4.7      $   164.5
                                        =========       ======      =========
Total Assets.........................   $19,774.2       $183.1      $19,957.3
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1998 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   569.4       $  5.3      $   574.7
Net realized investment gains........        29.6          --            29.6
Premiums.............................       101.4         21.7          123.1
Other revenues.......................       211.1          0.5          211.6
                                        ---------       ------      ---------
  Total revenues.....................       911.5         27.5          939.0
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       560.7         (3.9)         556.8
Commissions..........................       106.2          6.6          112.8
Amortization of intangibles..........        55.1          9.7           64.8
Other operating costs and expenses...        26.0         12.5           38.5
                                        ---------       ------      ---------
  Total benefits and expenses........       748.0         24.9          772.9
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   163.5       $  2.6      $   166.1
                                        =========       ======      =========
Total Assets.........................   $14,661.1       $ 99.8      $14,760.9
                                        =========       ======      =========

                                          Wealth       Lifestyle
                                      Accumulation &  Protection
1997 -- Segment Data                     Transfer    & Enhancement Consolidated
--------------------                  -------------- ------------- ------------
Net investment income................   $   555.7       $  7.0      $   562.7
Net realized investment gains........        19.0          --            19.0
Premiums.............................       105.6         66.2          171.8
Other revenues.......................       195.1          0.2          195.3
                                        ---------       ------      ---------
  Total revenues.....................       875.4         73.4          948.8
                                        ---------       ------      ---------
Interest credited, benefits, and
 other changes in policy reserves....       548.4         42.5          590.9
Commissions..........................       125.2         13.9          139.1
Amortization of intangibles..........        66.6          3.1           69.7
Other operating costs and expenses...       (24.5)         4.1          (20.4)
                                        ---------       ------      ---------
  Total benefits and expenses........       715.7         63.6          779.3
                                        ---------       ------      ---------
  Income before income taxes and
   cumulative effect of accounting
   change............................   $   159.7       $  9.8      $   169.5
                                        =========       ======      =========
Total Assets.........................   $12,699.0       $ 47.9      $12,746.9
                                        =========       ======      =========

             GE LIFE AND ANNUITY ASSURANCE COMPANY AND SUBSIDIARY

                       December 31, 1999, 1998 and 1997
            (Dollar amounts in millions, except per share amounts)

(14) Accounting Pronouncements Not Yet Adopted

  The Financial Accounting Standards Board ("FASB") has issued Statement of Financial Accounting Standards ("SFAS") No. 133, Accounting for Derivative Instruments and Hedging Activities (Statement No. 133), effective for GELAAC on January 1, 2001 (as amended by Statement of Financial Accounting Standards No. 137, Deferral of the Effective Date of Statement No. 133.) Upon adoption, all derivative instruments (including certain derivative instruments embedded in other contracts) will be recognized in the balance sheets at fair value, and changes in such fair values must be recognized immediately in earnings unless specific hedging criteria are met. Changes in the values of derivatives meeting these hedging criteria will ultimately offset related earnings effects of the hedged items; effects of qualifying changes in fair value are to be recorded in equity pending recognition in earnings. Certain significant refinements and interpretations of Statement 133 are being deliberated by the FASB, and the effects on accounting for GELAAC financial instruments will depend to some degree on the results of such deliberations. Management has not determined the total probable effects of adopting Statement 133, and does not believe that an estimate of such effects would be meaningful at this time.

(15) Cumulative Effect of Accounting Change

  The American Institute of Certified Public Accountants has issued Statement of Position ("SOP") No. 97-3, Accounting by Insurance and Other Enterprises for Insurance-Related Assessments. This SOP provided guidance on accounting by insurance and other enterprises for guaranty-fund and certain other insurance-related assessments. The SOP requires enterprises to recognize (1) a liability for assessments when (a) an assessment has been asserted or information available prior to issuance of the financial statements indicates it is probable that an assessment will be asserted, (b) the underlying cause of the asserted or probable assessment has occurred on or before the date of the financial statements, and (c) the amount of the loss can be reasonably estimated and (2) an asset for an amount when it is probable that a paid or accrued assessment will result in an amount that is recoverable from premium tax offsets or policy surcharges from in-force policies.

  Effective January 1, 1999, the Company adopted SOP No. 97-3 and has reported the favorable impact of this adoption as a cumulative effect of a change in accounting principle resulting in an increase to net income of $5 (net of income taxes of $2.8).